                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8282

                              Loomis Sayles Funds I
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts    02116
--------------------------------------------------------------------------------
               (Address of principal executive offices)     (Zip code)

                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2801

Date of fiscal year end: September 30, 2003

Date of reporting period: September 30, 2003

Item 1. Reports to Stockholders.

The Registrant's annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

[LOGO] LS LOOMIS SAYLES FUNDS
         Loomis Sayles Aggressive Growth Fund
         Loomis Sayles Small Cap Growth Fund
         Loomis Sayles Small Cap Value Fund
         Loomis Sayles Value Fund
         Loomis Sayles Worldwide Fund



                    TABLE OF CONTENTS
                    Fund and Manager Review               1
                    Portfolio of Investments              7
                    Statements of Assets and Liabilities 30
                    Statements of Operations             32
                    Statements of Changes in Net Assets  34
                    Financial Highlights                 38
                    Notes to Financial Statements        44
                    Report of Independent Auditors       53


         ANNUAL REPORT
         SEPTEMBER 30, 2003

FUND AND MANAGER REVIEW


LOOMIS SAYLES AGGRESSIVE GROWTH FUND
PORTFOLIO REVIEW | Throughout most of the fiscal year we tilted the portfolio in favor of companies positioned to benefit from a cyclical economic recovery, de-emphasizing the more stable growth stories that out-performed during the economic downturn. This posture led to significant over-weights in the technology and consumer discretionary sectors, where we believed companies were well positioned to benefit from the unprecedented fiscal and monetary stimuli characteristic of the fiscal year.
Both sectors were important contributors to the Fund's one-year return given their large weighting and strong absolute performance. Among our consumer discretionary stocks, holdings in the internet and business services industries drove the sector's performance. Despite their strong absolute and relative performance in the past two quarters, performance of the Fund's tech stocks did not keep pace with the benchmark's tech stocks for the full
12-month period, consequently the Fund under-performed its benchmark, the Russell Midcap Growth Index.
The Fund remained under-weighted in the financial services, healthcare and materials sectors. Within the healthcare sector, we believe growth rates have peaked for HMOs, drug distributors and many of the device and equipment manufacturers. We remain over-weighted in biotechnology, though, because we continue to find companies with emerging product pipelines or exciting late-stage clinical trials. The Fund typically is under-weighted in the financial services and materials sectors, because we believe they contain few true growth stories.
OUTLOOK | We continue to believe that technology stocks may benefit from a renewed cycle of capital investment, supported by low interest rates and the accelerated depreciation allowance. Many tech companies reduced their cost structures during the recent economic downturn, and as such should enjoy strong operating leverage and the potential for accelerating earnings as the economy gains ground. In addition, the Fund is positioned to leverage its consumer discretionary holdings to a general pick-up in the economy and continued strength in consumer spending.

 KEY FUND FACTS
 OBJECTIVE | Long-term capital growth from investments in common stocks or their equivalent
 STRATEGY | Invests primarily in common stocks or other equity securities (which may include securities offered in the secondary markets or in IPOs) of companies with market capitalizations that fall within the capitalization range of the Russell Midcap Growth Index, although the Fund may invest in companies of any size.
 FUND INCEPTION DATE | 12/31/96
 COMMENCEMENT OF OPERATIONS OF CLASS: | Institutional: 1/2/97; Retail: 1/2/97 EXPENSE RATIO | Institutional: 1.00%; Retail: 1.25%
 TOTAL NET ASSETS (ALL CLASSES) | $56.7 million

[PHOTO]   [PHOTO]

Chris Ely Dave Smith
CHRIS ELY DAVE SMITH

[PHOTO]

Phil Fine
PHIL FINE

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED SEPTEMBER 30, 2003

                                                                      SINCE
                                           1 YEAR 3 YEARS 5 YEARS INCEPTION
---------------------------------------------------------------------------
LOOMIS SAYLES AGGRESSIVE GROWTH FUND:
 INSTITUTIONAL                             27.94% -33.72%  7.41%    7.26%
 RETAIL                                    27.58  -33.91   7.10     6.96
LIPPER MID-CAP GROWTH FUNDS INDEX(a)       27.76  -18.72   4.80     3.49
RUSSELL MIDCAP GROWTH INDEX(a)             38.89  -17.28   4.49     5.36

 CUMULATIVE PERFORMANCE INCEPTION TO SEPTEMBER 30, 2003(b)(c)

                                    [CHART]

                 Loomis Sayles         Lipper Mid          Russell
                  Aggressive           Cap Growth           Midcap
                 Growth Fund          Funds Index        Growth Index
                --------------       ------------        ------------
12/31/1996      $  250,000           $  250,000          $  250,000
01/31/1997         265,500              256,397             261,061
02/28/1997         257,250              239,354             255,313
03/31/1997         240,750              221,150             240,886
04/30/1997         243,500              219,235             246,786
05/31/1997         265,500              247,788             268,901
06/30/1997         268,000              258,228             276,343
07/31/1997         295,250              273,998             302,793
08/31/1997         288,500              273,237             299,837
09/30/1997         314,250              292,801             315,012
10/31/1997         307,250              276,403             299,240
11/30/1997         297,750              271,981             302,386
12/31/1997         306,624              278,351             306,356
01/31/1998         290,613              273,087             300,840
02/28/1998         313,830              296,284             329,124
03/31/1998         324,504              311,625             342,920
04/30/1998         333,044              312,981             347,577
05/31/1998         318,100              294,737             333,279
06/30/1998         334,378              308,295             342,709
07/31/1998         317,299              287,776             328,029
08/31/1998         252,985              225,733             265,422
09/30/1998         280,472              249,272             285,500
10/31/1998         299,419              258,441             306,521
11/30/1998         301,821              278,080             327,197
12/31/1998         342,010              313,952             361,083
01/31/1999         345,328              329,536             371,908
02/28/1999         338,416              303,940             353,720
03/31/1999         434,080              325,607             373,420
04/30/1999         456,198              338,963             390,435
05/31/1999         473,064              337,552             385,412
06/30/1999         534,996              364,759             412,319
07/31/1999         530,849              359,767             399,191
08/31/1999         561,815              357,945             395,042
09/30/1999         555,179              368,394             391,679
10/31/1999         695,080              400,964             421,963
11/30/1999         815,737              451,259             465,661
12/31/1999       1,018,446              545,390             546,293
01/31/2000       1,046,993              536,026             546,182
02/29/2000       1,423,576              670,359             661,006
03/31/2000       1,292,954              623,177             661,685
04/30/2000       1,170,694              540,968             597,454
05/31/2000       1,052,760              492,337             553,903
06/30/2000       1,201,836              568,843             612,677
07/31/2000       1,173,289              545,247             573,879
08/31/2000       1,388,686              616,555             660,427
09/30/2000       1,377,440              586,921             628,140
10/31/2000       1,166,946              539,463             585,150
11/30/2000         873,581              426,655             457,993
12/31/2000         961,466              457,408             482,109
01/31/2001         882,076              463,620             509,649
02/28/2001         688,729              394,076             421,494
03/31/2001         590,004              352,264             361,172
04/30/2001         686,092              398,709             421,375
05/31/2001         654,160              401,997             419,393
06/30/2001         634,240              400,428             419,614
07/31/2001         570,962              379,366             391,316
08/31/2001         498,603              353,948             362,953
09/30/2001         397,242              302,898             302,968
10/31/2001         435,912              319,762             334,814
11/30/2001         481,026              346,026             370,860
12/31/2001         486,885              361,034             384,958
01/31/2002         470,187              347,226             372,458
02/28/2002         422,729              329,962             351,343
03/31/2002         457,883              350,761             378,158
04/30/2002         433,861              339,101             358,137
05/31/2002         405,738              327,786             347,451
06/30/2002         367,068              298,335             309,107
07/31/2002         330,449              266,160             279,076
08/31/2002         325,176              262,987             278,104
09/30/2002         313,458              246,647             256,009
10/31/2002         326,055              259,085             275,839
11/30/2002         350,663              274,472             297,429
12/31/2002         309,064              258,247             279,459
01/31/2003         305,255              254,417             276,716
02/28/2003         302,619              250,489             274,309
03/31/2003         303,791              254,073             279,417
04/30/2003         326,641              271,896             298,442
05/31/2003         362,967              294,377             327,158
06/30/2003         363,260              298,986             331,824
07/31/2003         382,594              310,778             343,682
08/31/2003         417,456              326,063             362,609
09/30/2003         401,050              315,122             355,578


Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gain distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Please see page 6 for a description of the indexes and important risk disclosure. (b) Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail Class of shares would, due to the higher fees paid by the Retail Class of shares, be lower. (c) The mountain chart is based on the initial investment minimum of $250,000 for the Institutional Class. The Retail Class minimum is $2,500.

FUND AND MANAGER REVIEW



LOOMIS SAYLES SMALL CAP GROWTH FUND

PORTFOLIO REVIEW | At the end of the previous fiscal year the bear market of 2000-2002 was reaching its nadir. Investors were selling stocks in nearly all sectors--and at times indiscriminately. Consequently, valuations became attractive and fundamentals showed signs of improvement after several difficult years, particularly among technology stocks. These factors provided the foundation for the gains experienced during the past 12 months.

We took advantage of these positive valuation trends and over-weighted the technology and consumer discretionary sectors. These over-weights were not due to a "top-down" view of the market or the economy; instead, they were the result of our finding a number of exciting opportunities in these sectors. Both sectors include an eclectic mix of companies, and we were able to identify many businesses with steady growth trends and solid profitability.

Despite the Fund's solid performance overall, three sectors in the portfolio posted declines for the year. Combined, these three sectors--autos & transportation, materials & processing and utilities--represented approximately 3.2% of the Fund's portfolio (averaged over the 12-month period). The performance of these three sectors resulted in an approximate 1.0% reduction in return for the full year.

Although the Fund's total return was strong for the year, it lagged that of the Russell 2000 Growth Index, the Fund's benchmark. This relative underperformance primarily was due to the market's overall preference for the smallest companies in the small cap universe. We tend to favor companies with market capitalizations at the higher end of the small-cap spectrum. Although these companies generally performed well for the year, they were not as strong as many of the "micro-cap" issues represented in the index.

OUTLOOK | We will continue to focus on companies that we believe can produce sustained and/or accelerating growth over the next few years. We expect the traditional growth sectors of the economy--services, technology and health care--to produce the greatest number of opportunities in the months ahead, due to current economic trends and favorable demographics.
 KEY FUND FACTS

 OBJECTIVE | Long-term capital growth from investments in common stocks or other equity securities

 STRATEGY | Invests primarily in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of the 2,000 smallest companies

 FUND INCEPTION DATE | 12/31/96

 COMMENCEMENT OF OPERATIONS OF CLASS | Institutional: 1/2/97; Retail: 1/2/97

 EXPENSE RATIO | Institutional: 1.00%; Retail: 1.25%

 TOTAL NET ASSETS (ALL CLASSES) | $52.9 million

[PHOTO]   [PHOTO]

Chris Ely Dave Smith
CHRIS ELY DAVE SMITH

[PHOTO]

Phil Fine
PHIL FINE

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED SEPTEMBER 30, 2003

                                                                      SINCE
                                           1 YEAR 3 YEARS 5 YEARS INCEPTION
    -----------------------------------------------------------------------
    LOOMIS SAYLES SMALL CAP GROWTH FUND:
      INSTITUTIONAL                        35.28% -30.28%  -1.44%   -0.53%
      RETAIL                               34.98  -30.44   -1.69    -0.77
    LIPPER SMALL-CAP GROWTH FUNDS INDEX(a) 36.14  -12.09    8.26     4.55
    RUSSELL 2000 GROWTH INDEX(a)           41.72  -12.67    2.75     0.85
    RUSSELL 2000 INDEX(a)                  36.50   -0.82    7.46     5.87

 CUMULATIVE PERFORMANCE INCEPTION TO SEPTEMBER 30, 2003(b)(c)

                                    [CHART]

             Loomis Sayles  Lipper Small-
                Small Cap     Cap Growth    Russell 2000    Russell 2000
              Growth Fund     Funds Index   Growth Index        Index
             -------------  -------------   ------------    ------------
12/31/1996   $ 250,000      $ 250,000       $ 250,000       $ 250,000
01/31/1997     256,500        255,797         256,245         254,996
02/28/1997     237,500        237,326         240,769         248,813
03/31/1997     212,750        220,207         223,779         237,073
04/30/1997     208,750        216,928         221,191         237,734
05/31/1997     242,750        247,023         254,436         264,182
06/30/1997     257,000        260,237         263,063         275,503
07/31/1997     277,750        275,899         276,542         288,323
08/31/1997     282,500        280,282         284,841         294,920
09/30/1997     313,750        303,870         307,571         316,506
10/31/1997     291,750        288,334         289,097         302,603
11/30/1997     288,500        281,817         282,204         300,645
12/31/1997     298,565        278,064         282,363         305,908
01/31/1998     288,806        273,937         278,596         301,080
02/28/1998     320,192        296,085         303,193         323,343
03/31/1998     334,699        309,478         315,911         336,678
04/30/1998     330,215        311,729         317,848         338,541
05/31/1998     302,521        289,667         294,756         320,308
06/30/1998     332,061        298,156         297,767         320,982
07/31/1998     299,356        275,720         272,902         294,997
08/31/1998     231,836        215,500         209,905         237,715
09/30/1998     259,266        227,024         231,187         256,318
10/31/1998     269,553        235,975         243,245         266,771
11/30/1998     303,313        255,166         262,115         280,748
12/31/1998     354,480        280,746         285,834         298,121
01/31/1999     364,766        287,535         298,691         302,083
02/28/1999     341,820        259,868         271,368         277,616
03/31/1999     367,931        271,613         281,033         281,950
04/30/1999     371,360        282,219         305,852         307,215
05/31/1999     364,503        283,757         306,336         311,702
06/30/1999     419,099        310,316         322,473         325,797
07/31/1999     406,703        309,220         312,501         316,858
08/31/1999     418,571        304,885         300,814         305,131
09/30/1999     441,518        315,937         306,616         305,198
10/31/1999     498,224        334,359         314,470         306,434
11/30/1999     550,974        376,545         347,721         324,731
12/31/1999     679,948        452,471         409,007         361,491
01/31/2000     667,551        447,759         405,201         355,685
02/29/2000     908,883        578,948         499,476         414,422
03/31/2000     788,613        533,505         446,973         387,099
04/30/2000     725,313        467,554         401,845         363,805
05/31/2000     627,198        429,327         366,657         342,602
06/30/2000     701,575        504,937         414,022         372,467
07/31/2000     629,571        472,086         378,540         360,483
08/31/2000     735,071        522,857         418,358         387,989
09/30/2000     711,598        496,964         397,574         376,585
10/31/2000     641,968        459,679         365,301         359,775
11/30/2000     476,307        381,396         298,975         322,843
12/31/2000     556,512        415,131         317,270         350,570
01/31/2001     531,328        427,780         342,949         368,822
02/28/2001     413,620        373,014         295,939         344,622
03/31/2001     352,303        336,786         269,033         327,764
04/30/2001     416,905        373,146         301,970         353,405
05/31/2001     405,408        383,257         308,964         362,092
06/30/2001     415,263        392,921         317,390         374,595
07/31/2001     356,683        371,018         290,313         354,318
08/31/2001     316,443        349,053         272,183         342,874
09/30/2001     247,884        294,576         228,265         296,719
10/31/2001     276,518        316,162         250,225         314,083
11/30/2001     297,573        340,661         271,112         338,398
12/31/2001     309,364        361,298         287,991         359,285
01/31/2002     294,485        350,373         277,746         355,548
02/28/2002     257,709        329,170         259,769         345,804
03/31/2002     273,711        356,082         282,348         373,597
04/30/2002     263,605        346,687         276,239         377,002
05/31/2002     250,972        332,779         260,087         360,270
06/30/2002     229,356        308,052         238,032         342,394
07/31/2002     196,791        264,364         201,449         290,682
08/31/2002     194,545        263,980         201,355         289,942
09/30/2002     178,263        247,970         186,811         269,120
10/31/2002     189,773        258,551         196,260         277,749
11/30/2002     200,721        280,207         215,716         302,536
12/31/2002     180,790        261,487         200,840         285,691
01/31/2003     174,894        254,582         195,384         277,784
02/28/2003     172,648        246,649         190,173         269,391
03/31/2003     170,964        251,735         193,052         272,859
04/30/2003     188,931        272,540         211,323         298,731
05/31/2003     209,985        300,331         235,137         330,789
06/30/2003     214,196        310,509         239,668         336,775
07/31/2003     229,075        328,666         257,786         357,847
08/31/2003     247,322        346,094         271,633         374,254
09/30/2003     241,146        337,594         264,757         367,346



Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Please see page 6 for a description of the indexes and important risk disclosure. (b) Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail Class of shares would, due to the higher fees paid by the Retail Class of shares, be lower. (c) The mountain chart is based on the initial investment minimum of $250,000 for the Institutional Class. The Retail Class minimum is $2,500.

FUND AND MANAGER REVIEW


LOOMIS SAYLES SMALL CAP VALUE FUND

PORTFOLIO REVIEW | Small cap stocks led the U.S. equity market during the fiscal year. As investor expectations of improving corporate profits and better economic growth strengthened during the fiscal year, investors turned to companies leveraged to an economic upturn.

During the second half of the fiscal year we modestly over-weighted the technology sector. We believed valuations were attractive and prospects for fundamental improvement were strong, given the expectations for an improving economy. We also over-weighted the consumer discretionary sector, whose diverse nature presented many attractive opportunities for our value-driven approach. On the other hand, we under-weighted the materials and processing and the automotive and transportation sectors, due to competitive challenges and unattractive valuations.

Although the Fund's return was strong, it lagged that of the Russell 2000 Index, the Fund's benchmark. The factors that led to the Fund's out-performance in the previous few years--specifically, our preference for higher-quality stocks with earnings visibility and conservative business models--proved detrimental during the fiscal year. The best-performing segments of the small cap market were companies with poor earnings outlooks and micro-cap stocks. Although we appropriately increased the Fund's weightings in technology and producer durable stocks, our overall emphasis on solid fundamentals and valuation muted the favorable impact of these increased weightings. In addition, our emphasis on cash flow and earnings caused us to avoid the more-speculative stocks that substantially outperformed during the year.

OUTLOOK | We continue to balance our stock selection between companies with good near-term earnings visibility and companies positioned to benefit from steady economic improvement. Although our emphasis remains on individual stock selection, rather than sector selection, we continue to over-weight consumer, technology and producer durable stocks in anticipation of better economic activity in the coming quarters.
 KEY FUND FACTS

 OBJECTIVE | Long-term capital growth from investments in common stocks or other equity securities

 STRATEGY | Invests primarily in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index

 FUND INCEPTION DATE | 5/13/91

 COMMENCEMENT OF OPERATIONS OF CLASS | Institutional: 5/13/91; Retail: 1/2/97; Admin; 1/2/98

 EXPENSE RATIO | Institutional: 0.90%; Retail: 1.15%; Admin: 1.40%

 TOTAL NET ASSETS (ALL CLASSES) | $467.5 million

[PHOTO]        [PHOTO]

Joseph Gatz Daniel Thelen
JOSEPH GATZ DANIEL THELEN

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED SEPTEMBER 30, 2003

                                                                            SINCE
                                     1 YEAR 3 YEARS 5 YEARS 10 YEARS INCEPTION(a)
---------------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP VALUE FUND:
 INSTITUTIONAL                       23.50%   7.71%  11.20%  11.17%     14.27%
 RETAIL(a)                           23.19    7.46   10.92   10.97      14.11
 ADMIN(a)                            22.85    7.14   10.61   10.58      13.73
LIPPER SMALL-CAP CORE FUNDS
 INDEX(b)(c)                         29.79    0.57    9.77    9.86       N/A
RUSSELL 2000 VALUE INDEX(c)          31.66   11.07   10.84   11.29      13.76
RUSSELL 2000 INDEX(c)                36.50   -0.82    7.46    8.28      10.43

 CUMULATIVE PERFORMANCE INCEPTION TO SEPTEMBER 30, 2003(d)(e)

                                      [CHART]

                    Loomis Sayles      Lipper
                      Small Cap    Small-Cap Core Russell 2000      Russell 2000
                      Value Fund    Funds Index    Value Index          Index
                      ----------   -------------- ------------          -----
 05/13/1991            $250,000         $250,000      $250,000        $250,000
 05/31/1991             255,500          250,000       261,728         261,916
 06/30/1991             246,500          250,000       249,473         246,653
 07/31/1991             266,000          250,000       255,952         255,308
 08/31/1991             286,250          250,000       263,720         264,758
 09/30/1991             286,500          250,000       264,026         266,831
 10/31/1991             292,250          250,000       267,028         273,889
 11/30/1991             285,000          250,000       256,192         261,221
 12/31/1991             326,192          250,000       272,804         282,138
 01/31/1992             359,360          265,945       295,624         304,999
 02/29/1992             379,469          273,568       309,725         313,896
 03/31/1992             359,099          264,312       306,355         303,271
 04/30/1992             340,817          255,365       302,112         292,646
 05/31/1992             341,340          254,825       310,327         296,538
 06/30/1992             311,567          245,833       300,278         282,514
 07/31/1992             320,185          252,555       311,590         292,344
 08/31/1992             309,739          248,421       305,517         284,095
 09/30/1992             313,134          249,627       311,285         290,647
 10/31/1992             323,058          258,944       318,551         299,885
 11/30/1992             353,875          277,051       338,259         322,832
 12/31/1992             368,973          287,564       352,287         334,079
 01/31/1993             385,875          296,024       370,979         345,386
 02/28/1993             376,994          289,261       372,463         337,409
 03/31/1993             392,750          297,159       386,591         348,358
 04/30/1993             382,724          287,452       377,301         338,796
 05/31/1993             399,053          298,214       389,167         353,787
 06/30/1993             401,058          300,514       392,856         355,994
 07/31/1993             410,798          303,304       399,600         360,909
 08/31/1993             432,856          312,400       415,222         376,501
 09/30/1993             452,622          317,447       425,169         387,126
 10/31/1993             464,941          324,170       434,894         397,090
 11/30/1993             447,179          316,166       423,565         384,020
 12/31/1993             460,032          325,338       436,038         397,150
 01/31/1994             469,799          333,938       451,601         409,602
 02/28/1994             462,637          333,304       450,293         408,121
 03/31/1994             435,940          320,340       430,084         386,573
 04/30/1994             431,056          319,794       434,322         388,871
 05/31/1994             424,545          320,604       433,699         384,504
 06/30/1994             414,452          310,196       422,386         371,448
 07/31/1994             416,731          314,670       430,189         377,550
 08/31/1994             436,266          329,162       447,122         398,589
 09/30/1994             435,940          329,749       442,378         397,254
 10/31/1994             433,010          331,467       434,283         395,686
 11/30/1994             415,755          323,070       416,763         379,706
 12/31/1994             421,818          325,868       429,306         389,907
 01/31/1995             423,131          329,229       427,200         384,988
 02/28/1995             439,544          342,338       443,008         401,003
 03/31/1995             450,049          349,588       445,199         407,909
 04/30/1995             451,362          355,463       458,439         416,979
 05/31/1995             460,553          359,779       468,257         424,149
 06/30/1995             473,027          374,109       484,258         446,152
 07/31/1995             504,540          394,788       501,926         471,851
 08/31/1995             528,832          407,916       516,837         481,612
 09/30/1995             538,680          414,898       524,553         490,213
 10/31/1995             510,777          400,223       503,602         468,290
 11/30/1995             535,397          412,187       523,618         487,965
 12/31/1995             557,183          426,052       539,838         500,839
 01/31/1996             558,274          429,170       543,420         500,301
 02/29/1996             586,279          444,379       551,937         515,895
 03/31/1996             599,735          455,506       563,523         526,396
 04/30/1996             635,378          486,931       578,898         554,543
 05/31/1996             661,564          508,903       593,556         576,396
 06/30/1996             645,925          485,793       586,548         552,727
 07/31/1996             609,555          446,334       555,366         504,450
 08/31/1996             640,106          469,085       579,461         533,738
 09/30/1996             661,712          488,809       595,280         554,597
 10/31/1996             671,415          479,658       602,183         546,049
 11/30/1996             703,512          496,987       634,587         568,549
 12/31/1996             726,762          505,760       655,187         583,449
 01/31/1997             739,717          517,036       665,260         595,109
 02/28/1997             730,105          503,508       671,575         580,680
 03/31/1997             714,224          478,111       653,562         553,280
 04/30/1997             707,538          478,242       663,172         554,822
 05/31/1997             784,435          529,245       715,970         616,546
 06/30/1997             821,212          559,170       752,202         642,968
 07/31/1997             868,247          592,820       783,774         672,887
 08/31/1997             886,414          607,321       796,217         688,283
 09/30/1997             939,228          652,898       849,164         738,661
 10/31/1997             909,652          626,902       826,076         706,213
 11/30/1997             906,272          618,871       835,128         701,645
 12/31/1997             915,645          618,206       863,435         713,926
 01/31/1998             895,483          609,161       847,814         702,659
 02/28/1998             958,919          654,637       899,067         754,616
 03/31/1998           1,001,702          685,496       935,534         785,738
 04/30/1998             997,276          692,091       940,158         790,086
 05/31/1998             954,493          656,163       906,874         747,534
 06/30/1998             942,200          653,811       901,752         749,107
 07/31/1998             881,222          606,640       831,121         688,464
 08/31/1998             730,254          489,398       700,960         554,778
 09/30/1998             767,135          509,982       740,546         598,194
 10/31/1998             807,459          530,915       762,535         622,590
 11/30/1998             853,192          560,518       783,175         655,209
 12/31/1998             905,760          595,725       807,733         695,755
 01/31/1999             863,318          591,259       789,399         705,001
 02/28/1999             802,402          542,960       735,503         647,899
 03/31/1999             802,901          545,426       729,435         658,014
 04/30/1999             868,312          582,266       796,024         716,977
 05/31/1999             885,788          594,314       820,492         727,450
 06/30/1999             926,732          628,657       850,200         760,345
 07/31/1999             915,247          625,223       830,023         739,482
 08/31/1999             884,789          602,297       799,682         712,114
 09/30/1999             865,316          601,830       783,694         712,270
 10/31/1999             856,827          607,069       768,013         715,155
 11/30/1999             874,618          646,203       771,994         757,856
 12/31/1999             909,124          715,909       795,713         843,645
 01/31/2000             875,377          702,150       774,905         830,097
 02/29/2000             937,246          801,151       822,268         967,176
 03/31/2000             990,423          789,758       826,123         903,410
 04/30/2000             992,469          745,843       831,013         849,047
 05/31/2000             950,029          714,136       818,331         799,563
 06/30/2000             981,220          777,128       842,243         869,262
 07/31/2000             997,582          752,970       870,306         841,295
 08/31/2000           1,059,963          820,051       909,215         905,486
 09/30/2000           1,044,112          798,977       904,060         878,874
 10/31/2000           1,063,542          774,942       900,851         839,641
 11/30/2000           1,029,383          697,771       882,512         753,451
 12/31/2000           1,119,971          765,544       977,337         818,159
 01/31/2001           1,151,051          792,794     1,004,314         860,755
 02/28/2001           1,121,607          742,434     1,002,928         804,277
 03/31/2001           1,081,258          707,334       986,842         764,935
 04/30/2001           1,140,691          763,688     1,032,519         824,776
 05/31/2001           1,173,952          791,519     1,059,070         845,048
 06/30/2001           1,219,754          815,994     1,101,681         874,227
 07/31/2001           1,226,843          797,090     1,076,976         826,906
 08/31/2001           1,212,666          774,784     1,073,245         800,198
 09/30/2001           1,084,529          673,267       954,769         692,481
 10/31/2001           1,122,698          713,264       979,707         733,006
 11/30/2001           1,191,110          766,270     1,050,104         789,753
 12/31/2001           1,275,273          820,091     1,114,398         838,499
 01/31/2002           1,273,439          810,375     1,129,190         829,778
 02/28/2002           1,284,443          788,738     1,136,065         807,036
 03/31/2002           1,359,027          849,341     1,221,145         871,899
 04/30/2002           1,362,695          853,515     1,264,131         879,845
 05/31/2002           1,337,630          821,702     1,222,322         840,796
 06/30/2002           1,293,002          775,677     1,195,260         799,078
 07/31/2002           1,124,270          670,247     1,017,670         678,393
 08/31/2002           1,142,610          673,799     1,013,148         676,665
 09/30/2002           1,056,410          626,103       940,778         628,071
 10/31/2002           1,074,139          648,354       954,930         648,208
 11/30/2002           1,127,938          696,200     1,031,134         706,057
 12/31/2002           1,106,540          662,377       987,077         666,744
 01/31/2003           1,077,807          643,007       959,285         648,291
 02/28/2003           1,054,576          622,929       927,036         628,702
 03/31/2003           1,057,633          628,189       936,937         636,798
 04/30/2003           1,144,444          680,497     1,025,932         697,177
 05/31/2003           1,215,972          740,279     1,130,685         771,993
 06/30/2003           1,241,648          757,321     1,149,843         785,964
 07/31/2003           1,289,334          796,158     1,207,184         835,142
 08/31/2003           1,338,241          830,662     1,253,039         873,432
 09/30/2003           1,304,617          812,622     1,238,666         857,310



Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.

(a) Performance shown for periods prior to the inception date of the Retail Class (December 31, 1996) and Admin Class (January 2, 1998) represents the performance of the Institutional Class of shares during the periods shown, adjusted to reflect the current levels of management and 12b-1 fees payable by the respective Classes of shares. Since index performance data is not available coincident with the Fund's inception date, the beginning value of the index is the value as of the month end closest to the Fund's inception date (April 30, 1991). (b) The Lipper Small-Cap-Core Funds Index performance data is not available prior to January 1, 1992. (c) Please see page 6 for a description of the indexes and important risk disclosure. (d) Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail and Admin Classes of shares would be lower due to their higher fees and expenses. (e) The mountain chart is based on the initial investment minimum of $250,000 for the Institutional Class. The initial investment minimums for Retail Class is $2,500 and, because the Admin Class shares are offered exclusively through intermediaries, there is no initial minimum for such class.

FUND AND MANAGER REVIEW



LOOMIS SAYLES VALUE FUND

PORTFOLIO REVIEW | Strong stock selection in the utilities, telecommunication services and consumer discretionary sectors led to solid performance for the Fund. In fact, the telecommunication services and utilities sectors--along with information technology--were among the Fund's best-performing areas for the year. These sectors had been the worst-performing areas during the bear market, but they rebounded during the fiscal year, as the market environment and investor sentiment improved.

Our stock-selection efforts led to over-weighted positions in the financials and energy sectors. We found several stocks in these areas that offered attractive valuation characteristics, above-average dividend yields and leverage to an improving economy.

We remained under-weighted in the information technology and consumer staples sectors. Although the outlook improved for technology companies and performance was strong, the huge run-up in stock prices left the sector significantly overvalued, according to our valuation criteria. The sector ended the fiscal year with approximately double the price/earnings ratio of the rest of the market. Our under-weighting was the primary reason the Fund's return lagged that of its benchmark, the S&P 500 Index. The consumer staples sector under-performed during the fiscal year, primarily because investors favored stocks with more leverage to an improving economy. By the end of the period we thought consumer staples stocks were more attractive than stocks in the cyclical sectors, and we added to our position.

OUTLOOK | In general, we believe the rebound of the past 12 months has left most stocks fully valued. With price/earnings ratios relatively high and interest rates unlikely to decline much more, we believe earnings growth may be the most important factor driving stock prices higher. We continue to emphasize companies with more predictable business models, because we believe the cyclical areas of the market are overvalued. We are currently increasing the Fund's exposure to stocks in industries such as healthcare services, defense and insurance, due to attractive valuations and earnings prospects.

 KEY FUND FACTS

 OBJECTIVE | Long-term growth of capital and income

 STRATEGY | Invests primarily in equity securities, including common stocks, convertible securities, and warrants; The Fund invests primarily in medium- and large-sized companies

 FUND INCEPTION DATE | 5/13/91

 EXPENSE RATIO | 0.85%

 TOTAL NET ASSETS | $38.0 million

[PHOTO]         [PHOTO]

Warren Koontz   James Carroll
 WARREN KOONTZ  JAMES CARROLL
[PHOTO]

Jeffrey Wardlow
JEFFREY WARDLOW

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED SEPTEMBER 30, 2003

                                                                     SINCE
                              1 YEAR 3 YEARS 5 YEARS 10 YEARS INCEPTION(a)
     ---------------------------------------------------------------------
     LOOMIS SAYLES VALUE FUND 21.97%  -2.09%  1.45%    8.43%      9.12%
     LIPPER LARGE-CAP VALUE
      FUNDS INDEX(b)          22.65   -5.94   2.00     8.92       9.88
     S&P 500 INDEX(b)         24.40  -10.13   1.00    10.05      10.43

 CUMULATIVE PERFORMANCE INCEPTION TO SEPTEMBER 30, 2003(c)

                                    [CHART]

            Loomis Sayles   Lipper Large-Cap
             Value Fund     Value Funds Index   S&P 500 Index
            -------------   -----------------   -------------
05/13/1991  $  250,000      $  250,000          $   250,000
05/31/1991     263,750         260,446              260,785
06/30/1991     248,750         247,339              248,838
07/31/1991     257,000         258,858              260,436
08/31/1991     263,250         265,201              262,978
09/30/1991     256,250         263,184              262,144
10/31/1991     257,250         268,159              265,669
11/30/1991     240,500         256,911              254,964
12/31/1991     267,887         284,716              284,123
01/31/1992     276,529         282,621              278,829
02/29/1992     282,375         287,719              282,440
03/31/1992     275,766         281,277              276,947
04/30/1992     282,120         286,450              285,078
05/31/1992     282,629         288,668              286,476
06/30/1992     276,529         282,325              282,214
07/31/1992     287,712         293,299              293,743
08/31/1992     279,325         287,289              287,731
09/30/1992     281,358         290,677              291,112
10/31/1992     283,900         292,636              292,118
11/30/1992     299,658         304,674              302,065
12/31/1992     305,652         309,352              305,772
01/31/1993     312,545         312,900              308,328
02/28/1993     315,461         315,955              312,530
03/31/1993     321,293         325,136              319,125
04/30/1993     312,810         319,076              311,411
05/31/1993     319,702         327,700              319,741
06/30/1993     319,437         329,180              320,678
07/31/1993     317,051         328,208              319,388
08/31/1993     329,776         341,482              331,507
09/30/1993     327,920         342,711              328,964
10/31/1993     335,078         348,613              335,769
11/30/1993     330,306         343,067              332,569
12/31/1993     341,961         350,389              336,590
01/31/1994     355,103         361,813              348,033
02/28/1994     351,544         353,113              338,586
03/31/1994     337,033         338,450              323,825
04/30/1994     343,878         342,660              327,978
05/31/1994     347,711         347,605              333,360
06/30/1994     337,033         339,230              325,189
07/31/1994     348,806         349,126              335,867
08/31/1994     364,138         363,280              349,637
09/30/1994     351,544         353,816              341,087
10/31/1994     350,996         359,615              348,750
11/30/1994     334,569         347,102              336,049
12/31/1994     338,950         351,034              341,034
01/31/1995     346,131         357,357              349,878
02/28/1995     365,089         370,646              363,513
03/31/1995     374,855         379,335              374,240
04/30/1995     388,930         390,363              385,260
05/31/1995     405,591         404,834              400,658
06/30/1995     408,463         413,616              409,964
07/31/1995     424,262         426,690              423,560
08/31/1995     426,560         429,282              424,625
09/30/1995     440,060         444,703              442,545
10/31/1995     429,145         441,145              440,963
11/30/1995     448,678         460,256              460,320
12/31/1995     458,348         467,728              469,187
01/31/1996     471,875         482,113              485,156
02/29/1996     475,965         487,530              489,655
03/31/1996     480,998         492,803              494,368
04/30/1996     480,998         499,503              501,656
05/31/1996     490,121         508,756              514,594
06/30/1996     491,065         509,051              516,557
07/31/1996     473,133         489,082              493,735
08/31/1996     484,458         501,793              504,150
09/30/1996     508,601         526,381              532,526
10/31/1996     522,477         537,498              547,214
11/30/1996     558,944         576,000              588,576
12/31/1996     555,351         566,255              576,914
01/31/1997     584,543         594,832              612,957
02/28/1997     588,458         599,601              617,761
03/31/1997     568,523         576,688              592,378
04/30/1997     588,458         602,345              627,742
05/31/1997     624,058         637,054              665,961
06/30/1997     654,673         663,641              695,797
07/31/1997     711,826         713,656              751,160
08/31/1997     689,343         683,123              709,079
09/30/1997     724,517         718,085              747,913
10/31/1997     697,684         696,421              722,934
11/30/1997     718,353         719,260              756,401
12/31/1997     717,570         727,491              769,391
01/31/1998     719,197         728,533              777,901
02/28/1998     766,791         776,460              834,007
03/31/1998     789,978         810,968              876,716
04/30/1998     796,486         819,212              885,536
05/31/1998     782,656         805,276              870,316
06/30/1998     781,435         820,337              905,667
07/31/1998     746,452         806,111              896,023
08/31/1998     641,501         696,099              766,478
09/30/1998     685,434         729,554              815,580
10/31/1998     743,604         787,979              881,920
11/30/1998     769,232         828,198              935,371
12/31/1998     793,193         860,189              989,272
01/31/1999     791,361         874,489            1,030,640
02/28/1999     768,005         854,461              998,609
03/31/1999     795,941         880,403            1,038,562
04/30/1999     853,186         932,283            1,078,780
05/31/1999     848,149         916,368            1,053,306
06/30/1999     869,673         956,763            1,111,763
07/31/1999     837,615         929,600            1,077,048
08/31/1999     802,352         912,659            1,071,719
09/30/1999     757,472         878,903            1,042,339
10/31/1999     785,866         921,229            1,108,299
11/30/1999     780,930         924,442            1,130,829
12/31/1999     782,659         952,911            1,197,430
01/31/2000     748,924         912,630            1,137,268
02/29/2000     688,719         874,249            1,115,741
03/31/2000     758,266         954,304            1,224,892
04/30/2000     755,152         943,680            1,188,040
05/31/2000     768,127         944,384            1,163,665
06/30/2000     749,962         933,958            1,192,353
07/31/2000     746,848         929,738            1,173,717
08/31/2000     797,191         983,551            1,246,616
09/30/2000     784,735         968,022            1,180,803
10/31/2000     814,319         975,755            1,175,811
11/30/2000     796,672         933,933            1,083,111
12/31/2000     840,165         971,538            1,088,412
01/31/2001     851,185         979,621            1,127,028
02/28/2001     828,095         932,405            1,024,263
03/31/2001     797,134         896,167              959,376
04/30/2001     835,442         946,942            1,033,930
05/31/2001     849,086         962,182            1,040,857
06/30/2001     834,393         936,035            1,015,524
07/31/2001     827,571         929,657            1,005,527
08/31/2001     796,609         886,115              942,579
09/30/2001     729,438         816,964              866,463
10/31/2001     734,685         822,288              882,986
11/30/2001     775,371         875,034              950,716
12/31/2001     792,655         888,223              959,045
01/31/2002     785,626         871,835              945,049
02/28/2002     781,841         867,010              926,824
03/31/2002     808,335         905,288              961,681
04/30/2002     788,330         866,699              903,376
05/31/2002     793,737         867,866              896,721
06/30/2002     735,882         807,346              832,848
07/31/2002     674,243         737,605              767,941
08/31/2002     682,354         742,570              772,965
09/30/2002     603,953         656,741              688,960
10/31/2002     647,209         704,932              749,600
11/30/2002     687,220         749,126              793,721
12/31/2002     660,364         713,451              747,091
01/31/2003     645,108         696,464              727,520
02/28/2003     620,045         679,041              716,604
03/31/2003     616,776         678,604              723,562
04/30/2003     666,903         735,895              783,162
05/31/2003     715,940         781,191              824,425
06/30/2003     728,471         790,129              834,942
07/31/2003     732,285         801,134              849,663
08/31/2003     746,996         814,674              866,233
09/30/2003     736,644         805,523              857,034



Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Since index performance data is not available coincident with the Fund's inception date, comparative performance is presented from the month end closest to the Fund's inception date (April 30, 1991). (b) Please see page 6 for a description of the indexes and important risk disclosure. (c) The mountain chart is based on the Fund's minimum initial investment of $250,000.

FUND AND MANAGER REVIEW


LOOMIS SAYLES WORLDWIDE FUND

PORTFOLIO REVIEW | Global markets rose sharply during the fiscal year, as investors put money into stocks dependent on economic growth--particularly many beaten-down stocks in the technology, telecommunication and financial sectors. Led by emerging market and European issues, international stocks outperformed U.S. stocks during the period. In addition, value stocks outperformed growth stocks. Currency also played a role in returns, as the U.S. dollar weakened against most major currencies.

The Fund outperformed its benchmark, the S&P 500 Index for the one-year period, due to favorable stock selections in a variety of areas, including the materials, consumer discretionary and telecommunication services sectors. In the materials sector, holdings in the chemicals, metals and mining and paper industries led the way. Good stock selection in the automobile industry helped propel the consumer discretionary sector higher. In the telecom sector, many stocks that were beaten-down during the bear market rallied during the period as investors rewarded their strong growth rates. The Fund's performance also benefited from good stock selection in Canada, Japan and the United Kingdom.

The Fund underperformed in the information technology, consumer staples and financials sectors. In the consumer staples sector we missed much of the rally among food-related stocks, and in the financials area the Fund lacked exposure to the banking, diversified financial and insurance holdings that rallied late in the year.

OUTLOOK | The market has moved past the "wall of worry" stage and remains focused on earnings and fundamentals. The combination of reducing expenses and increasing revenues has helped the corporate earnings situation. But even though fundamentals have improved and the general market sentiment is better, we continue to stress diversification in all asset classes and styles.
 KEY FUND FACTS

 OBJECTIVE | High total investment return through a combination of capital appreciation and current income

 STRATEGY | Invests primarily in equity and fixed income securities of United States and foreign issuers including securities of issuers located in emerging securities markets

 FUND INCEPTION DATE | 5/1/96

 EXPENSE RATIO| 1.00%

 TOTAL NET ASSETS | $10.5 million

[PHOTO]   [PHOTO]

Robert Ix Eswar Menon
ROBERT IX ESWAR MENON

[PHOTO]     [PHOTO]

Daniel Fuss Alexander Muromcew
DANIEL FUSS ALEXANDER MUROMCEW

[PHOTO]      [PHOTO]

David Rolley John Tribolet
DAVID ROLLEY JOHN TRIBOLET

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED SEPTEMBER 30, 2003

                                                                       SINCE
                                         1 YEAR 3 YEARS 5 YEARS INCEPTION(a)
   -------------------------------------------------------------------------
   LOOMIS SAYLES WORLDWIDE FUND          28.02%   1.82%  14.61%     9.75%
   LIPPER GLOBAL FLEXIBLE FUNDS INDEX(b) 21.14   -2.77    4.94      5.64
   S&P 500 INDEX(b)                      24.40  -10.13    1.00      7.49

 CUMULATIVE PERFORMANCE INCEPTION TO SEPTEMBER 30, 2003(c)

                                    [CHART]

             Loomis Sayles     Lipper Global
            Worldwide Fund  Flexible Funds Index  S&P 500 Index
            --------------  --------------------  -------------
05/01/1996   $ 250,000        $ 250,000            $ 250,000
05/31/1996     252,250          251,586              256,447
06/30/1996     253,000          252,629              257,426
07/31/1996     244,500          246,466              246,053
08/31/1996     250,500          250,102              251,243
09/30/1996     258,500          257,121              265,384
10/31/1996     263,500          260,291              272,704
11/30/1996     276,250          271,371              293,316
12/31/1996     273,097          271,756              287,504
01/31/1997     273,097          276,787              305,466
02/28/1997     273,611          278,385              307,860
03/31/1997     273,097          273,834              295,211
04/30/1997     275,666          276,512              312,835
05/31/1997     283,631          288,138              331,881
06/30/1997     286,971          296,211              346,750
07/31/1997     302,330          308,392              374,340
08/31/1997     295,076          299,543              353,369
09/30/1997     306,742          312,306              372,722
10/31/1997     289,110          301,232              360,274
11/30/1997     289,370          302,170              376,952
12/31/1997     282,692          304,762              383,426
01/31/1998     291,293          305,506              387,666
02/28/1998     309,069          319,280              415,627
03/31/1998     311,936          329,994              436,911
04/30/1998     307,922          332,904              441,306
05/31/1998     294,733          330,053              433,721
06/30/1998     282,405          329,795              451,338
07/31/1998     282,405          326,570              446,532
08/31/1998     252,301          290,436              381,974
09/30/1998     252,014          295,085              406,443
10/31/1998     270,077          310,493              439,504
11/30/1998     286,132          324,396              466,142
12/31/1998     291,114          332,163              493,003
01/31/1999     295,187          336,107              513,619
02/28/1999     289,547          327,933              497,656
03/31/1999     298,634          338,611              517,566
04/30/1999     311,169          356,802              537,609
05/31/1999     312,736          351,118              524,914
06/30/1999     319,943          364,134              554,046
07/31/1999     325,897          363,883              536,746
08/31/1999     324,644          362,603              534,090
09/30/1999     322,137          360,621              519,449
10/31/1999     334,671          367,933              552,320
11/30/1999     387,079          380,851              563,548
12/31/1999     467,272          406,460              596,738
01/31/2000     451,347          398,155              566,757
02/29/2000     515,728          420,307              556,028
03/31/2000     507,934          418,265              610,424
04/30/2000     484,893          404,266              592,059
05/31/2000     472,694          397,916              579,912
06/30/2000     487,942          412,180              594,208
07/31/2000     472,016          407,090              584,921
08/31/2000     485,231          420,974              621,250
09/30/2000     472,016          408,554              588,452
10/31/2000     449,652          400,636              585,964
11/30/2000     426,926          385,157              539,767
12/31/2000     446,497          400,748              542,409
01/31/2001     450,281          405,929              561,653
02/28/2001     438,929          385,458              510,441
03/31/2001     418,591          366,444              478,104
04/30/2001     425,686          385,129              515,258
05/31/2001     432,308          382,183              518,710
06/30/2001     428,997          376,598              506,085
07/31/2001     424,267          371,266              501,103
08/31/2001     421,902          362,098              469,733
09/30/2001     402,510          338,224              431,801
10/31/2001     410,550          346,217              440,035
11/30/2001     417,172          358,725              473,789
12/31/2001     418,713          359,167              477,939
01/31/2002     412,510          356,843              470,965
02/28/2002     413,543          353,916              461,882
03/31/2002     421,297          363,747              479,253
04/30/2002     423,365          358,846              450,197
05/31/2002     430,602          363,067              446,880
06/30/2002     420,780          349,394              415,049
07/31/2002     401,137          328,712              382,703
08/31/2002     405,790          330,347              385,207
09/30/2002     389,248          310,026              343,343
10/31/2002     399,069          323,079              373,562
11/30/2002     415,611          336,044              395,550
12/31/2002     417,580          327,497              372,312
01/31/2003     421,323          322,306              362,559
02/28/2003     425,600          318,934              357,119
03/31/2003     426,670          318,595              360,586
04/30/2003     448,057          337,122              390,288
05/31/2003     471,582          355,162              410,851
06/30/2003     475,325          359,456              416,092
07/31/2003     469,443          362,263              423,429
08/31/2003     479,068          369,911              431,687
09/30/2003     498,316          375,567              427,102




PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.

(a) Since index performance data is not available coincident with the Fund's inception date, comparative performance is presented from the month end closet to the Fund's inception date (April 30, 1996). (b) Please see page 6 for a description of the indexes and important risk disclosure. (c) The mountain chart is based on the Fund's minimum initial investment of $250,000.

DISCLOSURE

LOOMIS SAYLES AGGRESSIVE GROWTH FUND, LOOMIS SAYLES SMALL CAP GROWTH FUND, LOOMIS SAYLES SMALL CAP VALUE FUND
Small and mid-cap stocks may be more volatile and subject to wider value fluctuations than larger, more established companies. The secondary market of small- and mid-cap stocks may be less liquid, or harder to sell, which could also adversely impact the Fund's value.

LOOMIS SAYLES AGGRESSIVE GROWTH FUND, LOOMIS SAYLES SMALL CAP GROWTH FUND, LOOMIS SAYLES SMALL CAP VALUE FUND, LOOMIS SAYLES VALUE FUND,
LOOMIS SAYLES WORLDWIDE FUND
Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

LOOMIS SAYLES AGGRESSIVE GROWTH FUND, LOOMIS SAYLES SMALL CAP GROWTH FUND, LOOMIS SAYLES WORLDWIDE FUND
Investing in growth Funds involves increased risks because, in part, the value of the Fund's underlying securities is based on future expectations that may or may not be met.

Please see the Funds' prospectus for more complete details.

INDEX DEFINITIONS
Indexes are unmanaged and do not have expenses that affect results, unlike mutual funds. Index returns are adjusted for the investment of capital gains distributions and income dividends. It is not possible to invest directly in an index.
Lipper Mid-Cap Growth Funds Index is an equally weighted index of typically the 30 largest mutual funds within the mid-cap growth funds investment objective. Lipper Small-Cap Growth Funds Index is an equally weighted index of typically the 30 largest mutual funds within the small-cap growth funds investment objective.
Lipper Small-Cap Core Funds Index is an equally weighted index of typically the 30 largest mutual funds within the small-cap core funds investment objective. Lipper Large-Cap Value Funds Index is an equally weighted index of typically the 30 largest mutual funds within the large-cap value funds investment objective.
Lipper Global Flexible Funds Index is an equally weighted index of typically the 30 largest mutual funds within the global flexible portfolio funds investment objective.
Source: Lipper, Inc.

Russell 2000 Index is an index comprised of the 2,000 smallest companies in the Russell 3000 Index (a broad market index), representing approximately 8% of the Russell 3000 total market capitalization.
Russell Midcap Growth Index is an index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Russell 2000 Growth Index is an index comprised of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value.

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

LOOMIS SAYLES AGGRESSIVE GROWTH FUND

                                                  SHARES    VALUE +
-------------------------------------------------------------------

COMMON STOCKS - 95.5% OF NET ASSETS

AIRLINES - 2.0%
Jetblue Airways Corp.*                            18,175 $1,108,130
                                                         ----------
BIOTECHNOLOGY - 7.5%
Amylin Pharmaceuticals, Inc.*                     23,000    649,520
Celgene Corp.*                                    18,325    794,022
Gilead Sciences, Inc.*                             7,675    429,263
Human Genome Sciences, Inc.*                      27,525    375,991
ICOS Corp.*                                       15,225    583,422
Invitrogen Corp.*                                 10,000    579,900
OSI Pharmaceuticals, Inc.*                         7,900    256,513
Telik, Inc.*                                      27,900    559,395
                                                         ----------
                                                          4,228,026
                                                         ----------
CAPITAL MARKETS - 2.1%
Ameritrade Holding Corp.*                        107,025  1,204,031
                                                         ----------
COMMERCIAL SERVICES & SUPPLIES - 7.9%
Apollo Group, Inc.-University of Phoenix Online*  18,941  1,261,092
Career Education Corp.*                           21,750    985,275
Corinthian Colleges, Inc.*                        17,775  1,016,019
Monster Worldwide, Inc.*                          47,500  1,196,050
                                                         ----------
                                                          4,458,436
                                                         ----------
COMMUNICATIONS EQUIPMENT - 7.8%
Avaya, Inc.*                                      69,175    754,007
Foundry Networks, Inc.*                           58,825  1,265,326
Juniper Networks, Inc.*                           60,250    898,930
NetScreen Technologies, Inc.*                     41,700    926,991
Sonus Networks, Inc.*                             86,625    600,311
                                                         ----------
                                                          4,445,565
                                                         ----------
COMPUTERS & PERIPHERALS - 6.5%
ATI Technologies, Inc.*                           84,800  1,259,280
Network Appliance, Inc.*                          61,325  1,259,002
SanDisk Corp.*                                    18,300  1,166,442
                                                         ----------
                                                          3,684,724
                                                         ----------
ENERGY EQUIPMENT & SERVICES - 1.8%
Rowan Cos., Inc.                                  42,350  1,040,963
                                                         ----------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
Zimmer Holdings, Inc.*                            20,300  1,118,530
                                                         ----------
HEALTH CARE PROVIDERS & SERVICES - 1.5%
Odyssey Healthcare, Inc.*                         27,712    826,372
                                                         ----------
HOTELS RESTAURANTS & LEISURE - 1.5%
Station Casinos, Inc.                             28,125    860,625
                                                         ----------
INSURANCE - 1.5%
Everest Re Group Ltd.                             11,000    826,760
                                                         ----------
INTERNET & CATALOG RETAIL - 3.7%
Amazon.com, Inc.*                                 25,725  1,244,061
Netflix, Inc.*                                    26,075    876,381
                                                         ----------
                                                          2,120,442
                                                         ----------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                  SHARES     VALUE +
--------------------------------------------------------------------

COMMON STOCKS - CONTINUED

INTERNET SOFTWARE & SERVICES - 11.6%
Ask Jeeves, Inc.*                                 42,125 $   732,975
CNET Networks, Inc.*                              65,850     466,218
DoubleClick, Inc. *                               70,775     762,247
j2 Global Communications, Inc.*                   22,400     847,392
Netease.com, Inc. ADR*                            19,975   1,115,004
Sohu.com, Inc.*                                   24,125     750,288
United Online, Inc.*                              34,275   1,190,028
VeriSign, Inc.*                                   54,100     728,727
                                                         -----------
                                                           6,592,879
                                                         -----------
IT SERVICES - 2.0%
Cognizant Technology Solutions Corp.*             30,925   1,127,835
                                                         -----------
LEISURE EQUIPMENT & PRODUCTS - 1.9%
Leapfrog Enterprises, Inc.*                       28,425   1,080,150
                                                         -----------
MEDIA - 2.9%
Univision Communications, Inc., Class A*          30,825     984,242
XM Satellite Radio Holdings, Inc.*                42,750     663,908
                                                         -----------
                                                           1,648,150
                                                         -----------
PHARMACEUTICALS - 5.5%
Angiotech Pharmaceuticals, Inc.*                  18,975     828,259
Esperion Therapeutics, Inc.*                      27,850     539,733
Medicines Co.*                                    26,900     699,400
Pharmaceutical Resources, Inc.*                   15,700   1,071,054
                                                         -----------
                                                           3,138,446
                                                         -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.6%
Amkor Technology, Inc.*                           49,450     702,685
Cymer, Inc.*                                      18,400     758,080
Cypress Semiconductor Corp.*                      75,675   1,337,934
KLA-Tencor Corp.*                                 20,875   1,072,975
Marvell Technology Group Ltd.*                    29,575   1,116,456
OmniVision Technologies, Inc.*                    18,625     786,720
PMC-Sierra, Inc.*                                 63,900     842,905
Vitesse Semiconductor Corp.*                      83,700     535,680
                                                         -----------
                                                           7,153,435
                                                         -----------
SOFTWARE - 8.7%
BEA Systems, Inc.*                                60,875     733,544
Business Objects SA ADR*                          31,425     784,054
Electronic Arts, Inc.*                            13,775   1,270,468
Mercury Interactive Corp.*                        23,125   1,050,106
VERITAS Software Corp.*                           34,125   1,071,525
                                                         -----------
                                                           4,909,697
                                                         -----------
SPECIALTY RETAIL - 3.1%
Chico's FAS, Inc.*                                32,750   1,003,460
Williams-Sonoma, Inc.*                            27,175     733,181
                                                         -----------
                                                           1,736,641
                                                         -----------
TEXTILES APPAREL & LUXURY GOODS - 1.4%
Coach, Inc.*                                      14,925     814,905
                                                         -----------

TOTAL COMMON STOCKS
 (Identified Cost $44,361,903)                            54,124,742
                                                         -----------

                                                  FACE AMOUNT      VALUE +
--------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 5.8% OF NET ASSETS
Repurchase Agreement with State Street Corp.,
dated 9/30/03 at 0.350% to be repurchased at
$3,264,032 on 10/01/03 collateralized by
$3,245,000 U.S. Treasury Note, 3.625%
due 3/31/04 with a value of $3,329,672            $3,264,000  $ 3,264,000
                                                              -----------

TOTAL SHORT-TERM INVESTMENT
 (Identified Cost $3,264,000)                                   3,264,000
                                                              -----------

TOTAL INVESTMENTS - 101.3%
 (Identified Cost $47,625,903)@                                57,388,742
 Liabilities, Less Cash and Other Assets--(1.3%)                 (709,085)
                                                              -----------

NET ASSETS - 100%                                             $56,679,657
                                                              -----------

+  See Note 2.
*  Non-income producing security
@ At September 30, 2003, the net unrealized appreciation on investments based on cost of $47,625,903 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $10,663,513 and $900,674, respectively, resulting in net unrealized appreciation of $9,762,839.

   Key to Abbreviations: ADR: American Depositary Receipt





                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

LOOMIS SAYLES SMALL CAP GROWTH FUND



                                               SHARES    VALUE +
----------------------------------------------------------------

COMMON STOCKS - 102.6% OF NET ASSETS

AIRLINES - 2.7%
AirTran Holdings, Inc.*                        51,650 $  865,138
SkyWest, Inc.                                  33,675    583,251
                                                      ----------
                                                       1,448,389
                                                      ----------

BIOTECHNOLOGY - 4.5%
ICOS Corp.*                                     9,150    350,628
ILEX Oncology, Inc.*                           35,600    591,316
Tanox, Inc.*                                   19,125    382,691
Telik, Inc.*                                   34,225    686,211
XOMA Ltd.*                                     52,425    387,945
                                                      ----------
                                                       2,398,791
                                                      ----------

CAPITAL MARKETS - 1.6%
Knight Trading Group, Inc.*                    76,125    871,631
                                                      ----------

COMMERCIAL BANKS - 2.0%
UCBH Holdings, Inc.                            34,300  1,036,889
                                                      ----------

COMMERCIAL SERVICES & SUPPLIES - 5.2%
Corinthian Colleges, Inc.*                     14,725    841,681
Corporate Executive Board Co.*                 11,350    532,883
Monster Worldwide, Inc.*                       29,525    743,439
Strayer Education, Inc.                         6,625    640,704
                                                      ----------
                                                       2,758,707
                                                      ----------

COMMUNICATIONS EQUIPMENT - 7.3%
Enterasys Networks, Inc.*                     117,500    470,000
Foundry Networks, Inc.*                        36,800    791,568
NetScreen Technologies, Inc.*                  35,350    785,831
SafeNet, Inc.*                                 32,150  1,161,579
Sonus Networks, Inc.*                          90,375    626,299
                                                      ----------
                                                       3,835,277
                                                      ----------

COMPUTERS & PERIPHERALS - 3.4%
Advanced Digital Information Corp.*            65,775    922,165
Dot Hill Systems Corp.*                        61,650    848,304
                                                      ----------
                                                       1,770,469
                                                      ----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.0%
Lexar Media, Inc.*                             74,550  1,270,332
TTM Technologies, Inc.*                        59,800    853,944
                                                      ----------
                                                       2,124,276
                                                      ----------

HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%
Epix Medical, Inc.*                            24,425    415,714
Kyphon, Inc.*                                  24,950    486,525
                                                      ----------
                                                         902,239
                                                      ----------

HEALTH CARE PROVIDERS & SERVICES - 10.3%
Advisory Board Co.*                            25,025  1,137,386
Odyssey Healthcare, Inc.*                      42,937  1,280,381
Select Medical Corp.*                          29,150    839,520
United Surgical Partners International, Inc.*  43,100  1,219,730
VistaCare, Inc., Class A*                      31,275    978,908
                                                      ----------
                                                       5,455,925
                                                      ----------

                                                 SHARES    VALUE +
------------------------------------------------------------------

COMMON STOCKS - CONTINUED

HOTELS RESTAURANTS & LEISURE - 2.1%
Station Casinos, Inc.                            36,450 $1,115,370
                                                        ----------
INTERNET & CATALOG RETAIL - 2.1%
Netflix, Inc.*                                   33,800  1,136,018
                                                        ----------
INTERNET SOFTWARE & SERVICES - 12.6%
Ask Jeeves, Inc.*                                58,150  1,011,810
CNET Networks, Inc.*                             77,575    549,231
DoubleClick, Inc.*                               52,925    570,002
j2 Global Communications, Inc.*                  31,750  1,201,103
Netease.com, Inc. ADR*                           14,475    807,995
RealNetworks, Inc.*                              23,175    151,796
SkillSoft Plc*                                   76,225    567,876
SonicWALL, Inc.*                                 69,000    399,510
United Online, Inc.*                             39,600  1,374,912
                                                        ----------
                                                         6,634,235
                                                        ----------
LEISURE EQUIPMENT & PRODUCTS - 2.1%
Leapfrog Enterprises, Inc.*                      29,475  1,120,050
                                                        ----------
MEDIA - 2.1%
Radio One, Inc., Class D*                        26,100    374,796
XM Satellite Radio Holdings, Inc.*               47,425    736,510
                                                        ----------
                                                         1,111,306
                                                        ----------
OIL & GAS - 1.0%
Evergreen Resources, Inc.*                       18,800    507,600
                                                        ----------
PHARMACEUTICALS - 7.8%
Angiotech Pharmaceuticals, Inc.*                 18,725    817,346
AtheroGenics, Inc.*                              25,400    425,196
Esperion Therapeutics, Inc.*                     22,675    439,442
Impax Laboratories, Inc.*                        48,300    604,233
Medicines Co.*                                   28,800    748,800
Pharmaceutical Resources, Inc.*                  15,950  1,088,109
                                                        ----------
                                                         4,123,126
                                                        ----------
ROAD & RAIL - 1.3%
Knight Transportation, Inc.*                     27,800    696,946
                                                        ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.7%
Brooks Automation, Inc.*                         33,375    697,537
Cymer, Inc.*                                     17,200    708,640
Cypress Semiconductor Corp.*                     68,650  1,213,732
FormFactor, Inc.*                                29,425    636,463
Lam Research Corp.*                              42,375    938,606
OmniVision Technologies, Inc.*                   22,400    946,176
Power Integrations, Inc.*                        30,825  1,024,623
Vitesse Semiconductor Corp.*                     89,600    573,440
                                                        ----------
                                                         6,739,217
                                                        ----------
SOFTWARE - 9.3%
Altiris, Inc.*                                   42,150  1,107,702
Documentum, Inc.*                                47,575  1,013,823
Kronos, Inc.*                                    15,575    824,073
Manhattan Associates, Inc.*                      29,250    757,283
RSA Security, Inc.*                              86,275  1,232,007
                                                        ----------
                                                         4,934,888
                                                        ----------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003
LOOMIS SAYLES SMALL CAP GROWTH FUND - CONTINUED



                                                       SHARES      VALUE +
--------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

SPECIALTY RETAIL - 5.6%
Aeropostale, Inc.*                                    37,425  $ 1,012,346
PETCO Animal Supplies, Inc.*                          30,025      936,780
The Sports Authority, Inc.*                           31,425      988,631
                                                              -----------
                                                                2,937,757
                                                              -----------
WIRELESS TELECOMMUNICATION SERVICES - 1.2%
At Road, Inc.*                                        45,525      612,311
                                                              -----------

TOTAL COMMON STOCKS
 (Identified Cost $42,894,359)                                 54,271,417
                                                              -----------

                                                  FACE AMOUNT
--------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 6.2% OF NET ASSETS
Repurchase Agreement with State Street Corp.,
dated 9/30/03 at 0.350% to be repurchased at
$3,262,032 on 10/01/03 collateralized by
$3,245,000 U.S. Treasury Note, 3.625% due
3/31/04 with a value of $3,329,672                $3,262,000    3,262,000
                                                              -----------

TOTAL SHORT-TERM INVESTMENT
 (Identified Cost $3,262,000)                                   3,262,000
                                                              -----------

TOTAL INVESTMENTS - 108.8%
 (Identified Cost $46,156,359)@                                57,533,417
 Liabilities, Less Cash and Other Assets--(8.8%)               (4,669,456)
                                                              -----------

NET ASSETS - 100%                                             $52,863,961
                                                              -----------

+  See Note 2.
*  Non-income producing security
@ At September 30, 2003, the net unrealized appreciation on investments based on cost of $46,214,908 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $12,163,182 and $844,673, respectively, resulting in net unrealized appreciation of $11,318,509.
   Key to Abbreviations: ADR: American Depositary Receipt



                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

LOOMIS SAYLES SMALL CAP VALUE FUND



                                         SHARES     VALUE +
-----------------------------------------------------------

COMMON STOCKS - 95.8% OF NET ASSETS

AEROSPACE & DEFENSE - 1.9%
Cubic Corp.                              77,200 $ 1,939,264
Moog, Inc., Class A*                     46,575   1,825,740
The Allied Defense Group, Inc.*          76,175   1,608,054
United Defense Industries, Inc.*        120,625   3,424,544
                                                -----------
                                                  8,797,602
                                                -----------
AUTO COMPONENTS - 0.7%
Cooper Tire & Rubber Co.                202,925   3,220,420
                                                -----------
AUTOMOBILES - 0.8%
Monaco Coach Corp.*                     225,250   3,727,888
                                                -----------
BIOTECHNOLOGY - 0.7%
Serologicals Corp.*                     236,775   3,113,591
                                                -----------
BUILDING PRODUCTS - 1.7%
ElkCorp                                 185,825   4,378,037
Lennox International, Inc.              233,375   3,409,609
                                                -----------
                                                  7,787,646
                                                -----------
CAPITAL MARKETS - 1.1%
Affiliated Managers Group, Inc.*         78,000   4,898,400
                                                -----------
CHEMICALS - 1.8%
Ferro Corp.                             118,000   2,520,480
Scotts Co.*                              50,600   2,767,820
Spartech Corp.                          135,125   2,878,163
                                                -----------
                                                  8,166,463
                                                -----------
COMMERCIAL BANKS - 7.7%
Boston Private Financial Holdings, Inc. 107,650   2,536,234
CVB Financial Corp.                     146,975   2,792,525
East West Bancorp, Inc.                  98,125   4,194,844
F.N.B. Corp.                             68,878   2,376,291
First Midwest Bancorp, Inc.             143,675   4,268,584
Gold Banc Corp., Inc.                   415,200   5,036,376
Independent Bank Corp.                   42,125   1,233,420
Provident Financial Services, Inc.      214,525   4,110,299
Republic Bancorp, Inc.                  102,137   1,360,465
Sterling Bancshares, Inc.               242,250   2,890,042
Umpqua Holdings Corp.                   165,900   3,157,077
Wintrust Financial Corp.                 56,425   2,125,530
                                                -----------
                                                 36,081,687
                                                -----------

COMMERCIAL SERVICES & SUPPLIES - 2.9%
Arbitron, Inc.*                          93,900   3,314,670
Navigant Consulting, Inc.*              134,675   1,657,849
NCO Group, Inc.*                        119,050   2,794,104
School Specialty, Inc.*                  73,825   2,082,603
Waste Connections, Inc.*                110,200   3,866,918
                                                -----------
                                                 13,716,144
                                                -----------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                               SHARES     VALUE +
-----------------------------------------------------------------

COMMON STOCKS - CONTINUED

COMMUNICATIONS EQUIPMENT - 2.0%
Andrew Corp.*                                 278,725 $ 3,425,530
CommScope, Inc.*                              309,200   3,728,952
Tekelec*                                      135,925   2,121,789
                                                      -----------
                                                        9,276,271
                                                      -----------

COMPUTERS & PERIPHERALS - 1.8%
Dot Hill Systems Corp.*                       166,750   2,294,480
Imation Corp.                                  85,625   2,795,656
Maxtor Corp.*                                 254,675   3,099,395
                                                      -----------
                                                        8,189,531
                                                      -----------

CONTAINERS & PACKAGING - 0.4%
Rock-Tenn Co., Class A                        139,200   2,029,536
                                                      -----------

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
Commonwealth Telephone Enterprises, Inc.*      93,800   3,764,194
                                                      -----------

ELECTRIC UTILITIES - 0.9%
Black Hills Corp.                              75,500   2,329,930
Texas Genco Holdings, Inc.                     78,625   1,871,275
                                                      -----------
                                                        4,201,205
                                                      -----------

ELECTRICAL EQUIPMENT - 2.0%
American Power Conversion Corp.               189,875   3,254,457
AMETEK, Inc.                                   94,100   4,033,126
C&D Technologies, Inc.                        106,850   2,021,602
                                                      -----------
                                                        9,309,185
                                                      -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.9%
Aeroflex, Inc.*                               226,300   2,002,755
Global Imaging System, Inc.*                  112,850   2,776,110
Orbotech Ltd.*                                 96,325   1,968,883
Planar Systems, Inc.*                         111,625   2,394,356
ScanSource, Inc.*                              93,250   3,407,355
Tech Data Corp.*                              107,150   3,305,577
Tektronix, Inc.*                              125,950   3,117,263
Varian, Inc.*                                 121,275   3,798,333
                                                      -----------
                                                       22,770,632
                                                      -----------

ENERGY EQUIPMENT & SERVICES - 1.4%
Grey Wolf, Inc.*                              732,825   2,550,231
Hydril Co.*                                   119,750   2,426,135
TETRA Technologies, Inc.*                      84,937   1,751,401
                                                      -----------
                                                        6,727,767
                                                      -----------
FOOD & STAPLES RETAILING - 0.5%
BJ's Wholesale Club, Inc.*                    117,100   2,268,227
                                                      -----------
FOOD PRODUCTS - 1.0%
Hain Celestial Group, Inc.*                   118,950   2,156,564
Ralcorp Holdings, Inc.*                        98,250   2,721,525
                                                      -----------
                                                        4,878,089
                                                      -----------

                                         SHARES     VALUE +
-----------------------------------------------------------

COMMON STOCKS - CONTINUED

GAS UTILITIES - 1.9%
AGL Resources, Inc.                     142,450 $ 4,012,817
New Jersey Resources Corp.               91,300   3,290,452
Southern Union Co.                       89,800   1,526,600
                                                -----------
                                                  8,829,869
                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
Sybron Dental Specialties, Inc.*        139,575   3,499,145
Viasys Healthcare, Inc.*                141,650   2,861,330
Zoll Medical Corp.*                      88,325   2,830,816
                                                -----------
                                                  9,191,291
                                                -----------
HEALTH CARE PROVIDERS & SERVICES - 1.5%
Molina Healthcare, Inc.*                 71,625   1,987,594
NDCHealth Corp.                          88,300   1,849,885
Omnicare, Inc.                           64,050   2,309,643
Renal Care Group, Inc.*                  30,250   1,033,037
                                                -----------
                                                  7,180,159
                                                -----------
HOTELS RESTAURANTS & LEISURE - 3.7%
CEC Entertainment, Inc.*                 96,875   3,797,500
Dover Downs Entertainment, Inc.         168,065   1,381,494
Fairmont Hotels & Resorts, Inc.         172,375   4,438,656
O'Charley's, Inc.*                      197,250   2,925,218
Sonic Corp.*                             76,200   1,926,336
The Steak n Shake Co.*                  183,450   2,733,405
                                                -----------
                                                 17,202,609
                                                -----------
HOUSEHOLD DURABLES - 2.7%
Blyth, Inc.                              44,950   1,212,751
Furniture Brands International, Inc.*   193,700   4,668,170
Harman International Industries, Inc.    28,575   2,810,351
La-Z-Boy, Inc.                           64,500   1,431,900
Standard Pacific Corp.                   62,175   2,356,433
                                                -----------
                                                 12,479,605
                                                -----------
INDUSTRIAL CONGLOMERATES - 0.8%
Allete, Inc.                            131,675   3,605,262
                                                -----------
INSURANCE - 6.4%
American Financial Group, Inc.          148,550   3,230,962
AmerUs Group Co.                        128,975   4,385,150
Delphi Financial Group, Inc.             72,150   3,356,418
Endurance Specialty Holdings Ltd.       131,400   3,836,880
Ohio Casualty Corp.*                    162,175   2,351,538
Platinum Underwriters Holdings Ltd.     127,300   3,577,130
PMA Capital Corp., Class A              163,925   2,053,980
ProAssurance Corp.*                      63,725   1,646,017
Protective Life Corp.                    75,875   2,264,869
RLI Corp.                                96,900   3,189,948
                                                -----------
                                                 29,892,892
                                                -----------
INTERNET & CATALOG RETAIL - 0.5%
FTD, Inc., Class A*                     107,975   2,430,517
                                                -----------
INTERNET SOFTWARE & SERVICES - 0.3%
RADWARE Ltd.*                            74,825   1,358,074
                                                -----------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                            SHARES     VALUE +
--------------------------------------------------------------

COMMON STOCKS - CONTINUED

IT SERVICES - 1.3%
Anteon International Corp.*                 28,475 $   871,335
Pegasus Solutions, Inc.*                   134,300   1,857,369
Perot Systems Corp. Class A*               327,800   3,278,000
                                                   -----------
                                                     6,006,704
                                                   -----------
MACHINERY - 6.0%
Actuant Corp., Class A*                     93,700   5,261,255
Barnes Group, Inc.                         105,425   2,736,833
CLARCOR, Inc.                              103,775   4,047,225
Gardner Denver, Inc.*                      127,875   2,686,654
IDEX Corp.                                  81,800   2,980,792
Reliance Steel & Aluminum Co.              154,475   3,427,800
Robbins & Myers, Inc.                      157,575   3,504,468
Stewart & Stevenson Services, Inc.         236,675   3,554,858
                                                   -----------
                                                    28,199,885
                                                   -----------
MEDIA - 6.9%
A.H. Belo Corp., Series A                  143,150   3,471,387
ADVO, Inc.*                                162,325   6,757,590
Harte-Hanks, Inc.                           77,825   1,435,093
John Wiley & Son, Inc., Class A            171,825   4,465,732
Journal Communications, Inc., Class A*     169,975   2,813,086
R.H. Donnelley Corp.*                      179,150   7,239,451
Regent Communications, Inc.*               218,475   1,332,698
Saga Communications, Inc., Class A*        159,225   3,081,004
Scholastic Corp.*                           57,025   1,641,750
                                                   -----------
                                                    32,237,791
                                                   -----------
MULTI-UTILITIES & UNREGULATED POWER - 0.4%
Energen Corp.                               57,250   2,071,305
                                                   -----------
MULTILINE RETAIL - 0.5%
ShopKo Stores, Inc.*                       148,875   2,233,125
                                                   -----------
OIL & GAS - 1.6%
Evergreen Resources, Inc.*                 146,650   3,959,550
Patina Oil & Gas Corp.                     101,700   3,685,608
                                                   -----------
                                                     7,645,158
                                                   -----------
PHARMACEUTICALS - 1.6%
CIMA Labs, Inc.*                            89,625   2,505,019
Perrigo Co.                                396,825   5,051,582
                                                   -----------
                                                     7,556,601
                                                   -----------
REAL ESTATE - 5.4%
American Financial Realty Trust             50,950     718,395
Bedford Property Investors, Inc.           129,250   3,354,038
CBL & Associates Properties, Inc.           74,750   3,730,025
Corporate Office Properties Trust          180,900   3,348,459
Heritage Property Investment Trust         133,750   3,862,700
LaSalle Hotel Properties                    77,125   1,336,576
Newcastle Investment Corp.                 156,475   3,597,360
Ramco-Gershenson Properties Trust           63,400   1,613,530
The Macerich Co.                            98,375   3,713,656
                                                   -----------
                                                    25,274,739
                                                   -----------

                                                  SHARES     VALUE +
--------------------------------------------------------------------

COMMON STOCKS - CONTINUED

ROAD & RAIL - 1.8%
Genesee & Wyoming, Inc., Class A*                162,825 $ 3,860,581
Landstar System, Inc.*                            47,475   2,896,924
Old Dominion Freight Line, Inc.*                  61,500   1,789,035
                                                         -----------
                                                           8,546,540
                                                         -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
Actel Corp.*                                      14,700     352,359
Cohu, Inc.                                        81,375   1,591,695
DSP Group, Inc.                                  161,650   4,026,702
DuPont Photomasks, Inc.*                          61,100   1,387,581
FEI Co.*                                         107,800   2,516,052
Semtech Corp.*                                   158,700   2,929,602
Standard Microsystems Corp.*                      31,550     851,219
Varian Semiconductor Equipment Associates, Inc.*  58,225   2,180,526
White Electronic Designs Corp.*                  164,375   1,767,031
                                                         -----------
                                                          17,602,767
                                                         -----------
SOFTWARE - 2.5%
Actuate Corp.*                                   260,125     931,247
Ascential Software Corp.*                        120,575   2,234,255
Concord Communications, Inc.*                    122,500   1,603,525
FileNET Corp.*                                   105,275   2,112,869
Hyperion Solutions Corp.*                         55,300   1,596,511
MSC. Software Corp.*                             225,425   1,623,060
Parametric Technology Corp.*                     548,175   1,710,306
                                                         -----------
                                                          11,811,773
                                                         -----------
SPECIALTY RETAIL - 2.4%
AnnTaylor Stores Corp.*                           91,350   2,935,989
Cole National Corp.*                             131,675   1,640,671
Genesco, Inc.*                                   112,000   1,798,720
Men's Wearhouse, Inc.*                            98,975   2,538,709
Party City Corp.*                                197,275   2,442,264
                                                         -----------
                                                          11,356,353
                                                         -----------
TEXTILES APPAREL & LUXURY GOODS - 0.6%
Fossil, Inc.*                                     58,925   1,427,753
Oshkosh B'Gosh, Inc., Class A                     51,725   1,330,367
                                                         -----------
                                                           2,758,120
                                                         -----------
THRIFTS & MORTGAGE FINANCE - 4.6%
Bank Mutual Corp.                                 58,550   2,485,448
BankAtlantic Bancorp, Inc., Class A              174,550   2,487,337
BankUnited Financial Corp.*                      173,125   3,649,475
Downey Financial Corp.                            47,225   2,206,824
First Niagara Financial Group, Inc.              354,798   5,357,450
Independence Community Bank Corp.                 95,525   3,336,688
MAF Bancorp, Inc.                                 56,775   2,168,805
                                                         -----------
                                                          21,692,027
                                                         -----------
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Hughes Supply, Inc.                               91,775   2,978,099
                                                         -----------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                       SHARES       VALUE +
---------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

WATER UTILITIES - 1.0%
American States Water Co.                              81,900 $  1,930,383
Philadelphia Suburban Corp.                           122,750    2,955,820
                                                              ------------
                                                                 4,886,203
                                                              ------------

TOTAL COMMON STOCKS
 (Identified Cost $386,167,776)                                447,951,946
                                                              ------------

                                                  FACE AMOUNT
---------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 5.6% OF NET ASSETS

COMMERCIAL PAPER - 5.6%
UBS Finance, Inc., 0.920%, 10/01/03               $26,033,000   26,033,000
                                                              ------------

TOTAL SHORT-TERM INVESTMENT
 (Identified Cost $26,033,000)                                  26,033,000
                                                              ------------

TOTAL INVESTMENTS - 101.4%
 (Identified Cost $412,200,776)@                               473,984,946
 Liabilities, Less Cash and Other Assets--(1.4%)                (6,477,083)
                                                              ------------

NET ASSETS - 100%                                             $467,507,863
                                                              ------------

+  See Note 2.
*  Non-income producing security
@ At September 30, 2003, the net unrealized appreciation on investments based on cost of $412,776,059 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $66,230,735 and $5,021,848, respectively, resulting in net unrealized appreciation of $61,208,887.




                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

LOOMIS SAYLES VALUE FUND

                                              SHARES    VALUE +
---------------------------------------------------------------

COMMON STOCKS - 99.3% OF NET ASSETS

AEROSPACE & DEFENSE - 4.2%
Honeywell International, Inc.                 28,975 $  763,491
Northrop Grumman Corp.                         9,800    844,956
                                                     ----------
                                                      1,608,447
                                                     ----------
BEVERAGES - 1.0%
Anheuser-Busch Cos., Inc.                      7,325    361,416
                                                     ----------
BUILDING PRODUCTS - 1.8%
Masco Corp.                                   28,500    697,680
                                                     ----------
CAPITAL MARKETS - 4.7%
J.P. Morgan Chase & Co.                       19,750    678,017
Lehman Brothers Holdings, Inc.                 9,475    654,533
Merrill Lynch & Co., Inc.                      8,700    465,711
                                                     ----------
                                                      1,798,261
                                                     ----------
CHEMICALS - 1.9%
Praxair, Inc.                                 11,800    731,010
                                                     ----------
COMMERCIAL BANKS - 8.7%
Bank of America Corp.                         16,000  1,248,640
PNC Financial Services Group                   8,100    385,398
U.S. Bancorp                                  36,000    863,640
Wells Fargo & Co.                             16,000    824,000
                                                     ----------
                                                      3,321,678
                                                     ----------
COMMERCIAL SERVICES & SUPPLIES - 2.9%
Equifax, Inc.                                 12,525    278,932
Waste Management, Inc.                        30,725    804,073
                                                     ----------
                                                      1,083,005
                                                     ----------
COMPUTERS & PERIPHERALS - 2.2%
Apple Computer, Inc.*                         19,575    403,832
Hewlett-Packard Co.                           22,850    442,376
                                                     ----------
                                                        846,208
                                                     ----------
CONSUMER FINANCE - 2.7%
American Express Co.                          22,550  1,016,103
                                                     ----------
DIVERSIFIED FINANCIAL SERVICES - 3.3%
Citigroup, Inc.                               27,500  1,251,525
                                                     ----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 5.1%
BellSouth Corp.                               21,000    497,280
SBC Communications, Inc.                      25,625    570,156
Sprint Corp. (FON Group)                      33,000    498,300
Verizon Communications, Inc.                  10,950    355,218
                                                     ----------
                                                      1,920,954
                                                     ----------
ELECTRIC UTILITIES - 3.3%
Exelon Corp.                                  13,000    825,500
FirstEnergy Corp.                             13,925    444,207
                                                     ----------
                                                      1,269,707
                                                     ----------
ENERGY EQUIPMENT & SERVICES - 2.0%
GlobalSantaFe Corp.                           11,725    280,814
Halliburton Co.                               19,825    480,756
                                                     ----------
                                                        761,570
                                                     ----------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                           SHARES    VALUE +
------------------------------------------------------------

COMMON STOCKS - CONTINUED

FOOD & STAPLES RETAILING - 0.8%
CVS Corp.                                   9,900 $  307,494
                                                  ----------
FOOD PRODUCTS - 1.0%
Kellogg Co.                                11,275    376,021
                                                  ----------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
Baxter International, Inc.                 23,350    678,551
                                                  ----------
HEALTH CARE PROVIDERS & SERVICES - 2.7%
McKesson Corp.                             16,475    548,453
Tenet Healthcare Corp.*                    33,700    487,976
                                                  ----------
                                                   1,036,429
                                                  ----------
HOTELS RESTAURANTS & LEISURE - 5.1%
Darden Restaurants, Inc.                   14,275    271,225
Harrah's Entertainment, Inc.                9,825    413,731
Mandalay Resort Group                      10,300    407,983
McDonald's Corp.                           35,300    830,962
                                                  ----------
                                                   1,923,901
                                                  ----------
HOUSEHOLD DURABLES - 0.7%
Black & Decker Corp.                        6,875    278,781
                                                  ----------
INDUSTRIAL CONGLOMERATES - 2.2%
Tyco International Ltd.                    40,000    817,200
                                                  ----------
INSURANCE - 6.0%
Allstate Corp.                             21,900    800,007
Berkshire Hathaway, Inc., Class B*            329    821,184
Prudential Financial, Inc.                 17,350    648,196
                                                  ----------
                                                   2,269,387
                                                  ----------
IT SERVICES - 2.4%
Accenture Ltd., Class A*                   14,400    321,696
SunGard Data Systems, Inc.*                22,000    578,820
                                                  ----------
                                                     900,516
                                                  ----------
LEISURE EQUIPMENT & PRODUCTS - 0.8%
Hasbro, Inc.                               15,875    296,545
                                                  ----------
MEDIA - 6.9%
AOL Time Warner, Inc.                      39,475    596,467
General Motors Corp., Class H*             41,875    599,231
Knight-Ridder, Inc.                         5,350    356,845
McGraw-Hill Cos., Inc.                      4,500    279,585
Tribune Co.                                 8,650    397,035
Walt Disney Co.                            18,500    373,145
                                                  ----------
                                                   2,602,308
                                                  ----------
MULTI-UTILITIES & UNREGULATED POWER - 1.9%
Constellation Energy Group, Inc.           20,175    721,862
                                                  ----------
MULTILINE RETAIL - 0.8%
J.C. Penney Co., Inc. (Holding Co.)        13,550    289,564
                                                  ----------

                                                       SHARES      VALUE +
--------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

OIL & GAS - 8.5%
BP Plc ADR                                           22,250   $   936,725
ChevronTexaco Corp.                                   5,450       389,402
ConocoPhillips                                       14,025       767,869
Exxon Mobil Corp.                                    30,975     1,133,685
                                                              -----------
                                                                3,227,681
                                                              -----------
PAPER & FOREST PRODUCTS - 1.6%
International Paper Co.                              15,975       623,345
                                                              -----------
PHARMACEUTICALS - 4.7%
Abbott Laboratories                                   8,600       365,930
Bristol Myers Squibb Co.                             25,050       642,783
Merck & Co., Inc.                                     6,375       322,702
Pfizer, Inc.                                         15,500       470,890
                                                              -----------
                                                                1,802,305
                                                              -----------
REAL ESTATE - 1.5%
Simon Property Group, Inc.                           12,750       555,645
                                                              -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
NVIDIA Corp.*                                        22,125       352,031
                                                              -----------
SPECIALTY RETAIL - 2.0%
Gap, Inc.                                            22,000       376,640
TJX Companies, Inc.                                  18,825       365,582
                                                              -----------
                                                                  742,222
                                                              -----------
THRIFTS & MORTGAGE FINANCE - 3.2%
Federal Home Loan Mortgage Corp.                      9,950       520,883
Washington Mutual, Inc.                              17,500       688,975
                                                              -----------
                                                                1,209,858
                                                              -----------

TOTAL COMMON STOCKS
 (Identified Cost $34,924,935)                                 37,679,210
                                                              -----------

                                                  FACE AMOUNT
--------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 0.8% OF NET ASSETS

COMMERCIAL PAPER - 0.8%
UBS Finance, Inc., 0.920%, 10/01/03                $303,000       303,000
                                                              -----------

TOTAL SHORT-TERM INVESTMENT
 (Identified Cost $303,000)                                       303,000
                                                              -----------

TOTAL INVESTMENTS - 100.1%
 (Identified Cost $35,227,935)@                                37,982,210
 Liabilities, Less Cash and Other Assets--(0.1%)                  (22,738)
                                                              -----------

NET ASSETS - 100%                                             $37,959,472
                                                              -----------

+  See Note 2.
*  Non-income producing security
@ At September 30, 2003, the net unrealized appreciation on investments based on cost of $35,580,554 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,544,512 and $1,142,856, respectively, resulting in net unrealized appreciation of $2,401,656.
                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

LOOMIS SAYLES WORLDWIDE FUND


                                                        FACE AMOUNT  VALUE +
----------------------------------------------------------------------------
BONDS AND NOTES - 50.0% OF NET ASSETS

NON-CONVERTIBLE BONDS - 48.3%

AUSTRALIA - 1.1%
Queensland Treasury, 8.000%, 9/14/07                AUD    100,000  $ 74,544
South Australia Government Finance Authority, Zero
 Coupon Bond, 12/21/2015                                   120,000    42,115
                                                                    --------
                                                                     116,659
                                                                    --------
AUSTRIA - 0.2%
Republic of Austria, 6.000%, 2/14/07                HUF  4,000,000    17,941
                                                                    --------
BELGIUM - 0.7%
Kingdom of Belgium, 4.250%, 9/28/13                 EUR     65,000    76,763
                                                                    --------
BRAZIL - 1.0%
Republic of Brazil, 8.875%, 4/15/24                 USD    105,000    84,315
Republic of Brazil, 10.000%, 1/16/07                        20,000    21,370
                                                                    --------
                                                                     105,685
                                                                    --------
CANADA - 1.7%
Alcan, Inc., 5.500%, 5/02/06                        EUR     25,000    30,843
Brascan Corp., 8.125%, 12/15/08                     USD     25,000    29,458
Canadian Pacific Railway Ltd., 4.900%, 6/15/10 144A CAD     25,000    18,459
Methanex Corp., 7.750%, 8/15/05                     USD     15,000    15,600
Province of Ontario, 5.900%, 3/08/06                CAD     15,000    11,801
Rogers Cablesystems Ltd., 9.650%, 1/15/14                   40,000    31,536
Shaw Communications, Inc., 7.400%, 10/17/07                 20,000    15,250
Tembec Industries, Inc., 8.500%, 2/01/11                    25,000    24,375
                                                                    --------
                                                                     177,322
                                                                    --------
CAYMAN ISLAND - 0.1%
Arcel Finance Ltd., 7.048%, 9/01/11 144A            USD     15,000    15,225
                                                                    --------
CHILE - 0.5%
Empresa Nacional de Electricidad SA, Series B,
 8.500%, 4/01/09                                            50,000    54,343
                                                                    --------
DENMARK - 0.9%
Kingdom of Denmark, 4.000%, 8/15/08                 DKK    190,000    30,685
Kingdom of Denmark, 5.000%, 8/15/05                        360,000    59,091
                                                                    --------
                                                                      89,776
                                                                    --------
DOMINICAN REPUBLIC - 0.3%
Republic of Dominican, 9.040%, 1/23/13 144A         USD     35,000    31,675
                                                                    --------
ECUADOR - 0.2%
Republic of Ecuador, 6.000%, 8/15/30 144A                   25,000    15,712
                                                                    --------
GERMANY - 2.7%
Eurohypo AG - Europaeische Hypothekenbank der
 Deutschen Bank, 4.000%, 2/01/07                    EUR    150,000   180,841
Kreditanstalt Wiederauf, 5.250%, 1/04/10                    80,000   101,796
                                                                    --------
                                                                     282,637
                                                                    --------
IRELAND - 0.6%
Republic of Ireland, 4.600%, 4/18/16                        50,000    60,012
                                                                    --------
ITALY - 0.7%
Republic of Italy, 4.500%, 3/01/07                          60,000    73,635
                                                                    --------

                                                         FACE AMOUNT  VALUE +
-----------------------------------------------------------------------------
BONDS AND NOTES - CONTINUED

MALAYSIA - 0.9%
Telekom Malaysia Berhad, 7.875%, 8/01/25 144A        USD     25,000  $ 27,908
Tenaga Nasional Berhad, 7.500%, 11/01/25 144A                60,000    64,116
                                                                     --------
                                                                       92,024
                                                                     --------
MEXICO - 2.4%
Innova S. de R.L., 9.375%, 9/19/13 144A                      25,000    25,156
Petroleos Mexicanos, 8.625%, 12/01/23 144A                  115,000   126,787
United Mexican States, 8.300%, 8/15/31                       85,000    96,518
                                                                     --------
                                                                      248,461
                                                                     --------
NETHERLANDS - 2.1%
GMAC International Finance BV, 8.000%, 3/14/07       NZD     55,000    32,768
Kingdom of Netherlands, 5.500%, 1/15/28              EUR     50,000    63,991
Repsol International Finance BV, 5.750%, 12/04/06           100,000   124,731
                                                                     --------
                                                                      221,490
                                                                     --------
NORWAY - 0.6%
Kingdom of Norway, 6.750%, 1/15/07                   NOK    380,000    58,802
                                                                     --------
PERU - 0.4%
Republic of Peru,
 4.500%, 3/07/17 (step to 5.000% on 3/07/05)#        USD     50,000    43,625
                                                                     --------
SINGAPORE - 0.1%
Flextronics International Ltd., 9.750%, 7/01/10      EUR     10,000    12,698
                                                                     --------
SOUTH AFRICA - 0.5%
Republic of South Africa, 5.250%, 5/16/13                    50,000    56,791
                                                                     --------
SOUTH KOREA - 1.0%
Samsung Electronics Co. Ltd.,
 7.700%, 10/01/27 144A*                              USD    100,000   109,609
                                                                     --------
SUPRANATIONAL - 0.7%
Corporacion Andina De Fomento, 6.875%, 3/15/12               10,000    11,104
International Bank for Reconstruction & Development,
 4.750%, 12/20/04                                    JPY  7,000,000    66,352
                                                                     --------
                                                                       77,456
                                                                     --------
SWEDEN - 0.7%
Government of Sweden, 5.250%, 3/15/11                SEK    495,000    67,906
                                                                     --------
UNITED KINGDOM - 0.2%
United Kingdom Treasury, 6.250%, 11/25/10            GBP     10,000    18,457
                                                                     --------
UNITED STATES - 28.0%
American Standard, Inc., 8.250%, 6/01/09             GBP     10,000    17,536
Arrow Electronics, Inc., 6.875%, 7/01/13             USD     75,000    75,703
AT&T Corp., 6.500%, 11/21/06                         EUR     10,000    12,552
Bausch & Lomb, Inc., 7.125%, 8/01/28                 USD     95,000    94,050
Borden, Inc., 7.875%, 2/15/23                               150,000   123,000
Chesapeake Energy Corp., 7.750%, 1/15/15                     50,000    52,750
Chesapeake Energy Corp., 9.000%, 8/15/12                     50,000    56,250
CITGO Petroleum Corp., 11.375%, 2/01/11 144A                 25,000    28,250
Columbia/HCA Healthcare Corp., 7.050%, 12/01/27              50,000    48,474
Columbia/HCA Healthcare Corp., 7.190%, 11/15/15              50,000    53,116
Continental Airlines, Inc., Series 2000-2,
 7.487%, 4/02/12                                             75,000    73,470

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                         FACE AMOUNT    VALUE +
-------------------------------------------------------------------------------
BONDS AND NOTES - CONTINUED

UNITED STATES - CONTINUED
Corning Glass, 8.875%, 3/15/16                       USD     25,000  $   26,500
Cummins Engine Co., Inc., 7.125%, 3/01/28                   110,000     100,237
Dana Corp., 9.000%, 8/15/11                                  25,000      30,929
Dillard's, Inc., 7.000%, 12/01/28                            50,000      40,000
El Paso Corp., 5.750%, 3/14/06                               25,000      25,338
ESI Tractebel Acquisition Corp., Series B,
 7.990%, 12/30/11                                            24,000      23,850
Federal Home Loan Mortgage Corp., 5.125%, 1/15/12    EUR    200,000     249,082
Ford Motor Credit Co., 7.250%, 2/22/05               GBP     15,000      25,427
Fort James Corp., 4.750%, 6/29/04                    EUR     50,000      58,073
General Motors Acceptance Corp., 7.000%, 12/07/05    USD     10,000      17,077
Georgia-Pacific Group, 7.375%, 12/01/25                      50,000      44,250
Georgia-Pacific Group, 7.750%, 11/15/29                      35,000      31,719
Gruma SA de CV, 7.625%, 10/15/07                             30,000      32,138
Hasbro, Inc., 6.600%, 7/15/28                                50,000      46,000
IMC Global, Inc., 7.375%, 8/01/18                           100,000      76,000
J.C. Penney Co., Inc., 7.125%, 11/15/23                     105,000      99,225
KfW International Finance, Inc., 4.750%, 12/20/04    JPY  8,000,000      72,545
Lear Corp., 8.125%, 4/01/08                          EUR     50,000      65,237
Lucent Technologies, Inc., 5.500%, 11/15/08          USD    105,000      89,250
Moore North America Finance, Inc., 7.875%,
 1/15/11 144A                                                10,000      10,625
Motorola, Inc., 8.000%, 11/01/11                             75,000      86,625
National Rural Utilities Cooperative Finance Corp.,
 4.125%, 02/24/06                                    EUR     25,000      29,775
News America Holdings, Inc., 8.625%, 2/07/14         AUD     50,000      36,605
Pioneer Natural Resources Co., 7.200%, 1/15/28       USD    175,000     184,625
Qwest Corp., 8.875%, 6/01/31                                 25,000      26,125
Southern California Edison Co., 6.375%, 1/15/06              25,000      26,250
Sprint Capital Corp., 6.875%, 11/15/28                       25,000      24,380
Teck Cominco Ltd., 7.000%, 9/15/12                           15,000      15,772
TFM SA de CV, 11.750%, 6/15/09                               10,000      10,250
Time Warner, Inc., 6.625%, 5/15/29                           75,000      76,277
Trico Marine Services, Inc., 8.875%, 5/15/12                100,000      73,000
U.S. Treasury Bonds, 5.500%, 8/15/28                         50,000      53,559
United Rentals, Inc., Series B, 8.800%, 8/15/08              75,000      76,875
US West Capital Funding, Inc., 6.875%, 7/15/28              200,000     158,000
Williams Cos., Inc., 7.500%, 1/15/31                        100,000      89,000
Woolworth Corp., 8.500%, 1/15/22                            150,000     157,500
Xerox Corp., 7.200%, 4/01/16                                 20,000      18,700
                                                                     ----------
                                                                      2,941,971
                                                                     ----------

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $4,359,970)                                         5,066,675
                                                                     ----------

CONVERTIBLE BONDS - 1.7%

CANADA - 0.1%
Nortel Networks Corp., 4.250%, 9/01/08                       15,000      13,238
                                                                     ----------

                                                       FACE AMOUNT    VALUE +
-----------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

UNITED STATES - 1.6%
Builders Transportation, Inc., 8.000%, 8/15/05^**  USD   95,000    $      119
Corning, Inc., 3.500%, 11/01/08                          50,000        58,563
Genzyme Corp., 3.000%, 5/15/21                           25,000        25,156
Human Genome Sciences, Inc., 3.750%, 3/15/07             25,000        21,531
Loews Corp., 3.125%, 9/15/07                             70,000        64,487
                                                                   ----------
                                                                      169,856
                                                                   ----------

TOTAL CONVERTIBLE BONDS
 (Identified Cost $234,492)                                           183,094
                                                                   ----------

TOTAL BONDS AND NOTES
 (Identified Cost $4,594,462)                                       5,249,769
                                                                   ----------
                                                            SHARES
-----------------------------------------------------------------------------

COMMON STOCKS - 46.4% OF NET ASSETS

AUSTRALIA - 1.8%
BHP Steel Ltd.                                           15,640        53,294
Macquarie Bank Ltd.                                       3,100        72,742
News Corp. Ltd.                                           7,750        63,360
                                                                   ----------
                                                                      189,396
                                                                   ----------
AUSTRIA - 0.6%
Erste Bank der oesterreichischen Sparkassen AG              600        60,706
                                                                   ----------
BELGIUM - 0.3%
Umicore                                                     500        29,124
                                                                   ----------
BRAZIL - 0.6%
Embraer-Empresa Brasileria de Aeronautica SA ADR          2,825        59,607
                                                                   ----------
CANADA - 1.0%
Angiotech Pharmaceuticals, Inc.*                            969        42,201
PetroKazakhstan, Inc., Class A*                           2,830        59,120
                                                                   ----------
                                                                      101,321
                                                                   ----------
FINLAND - 1.4%
Nokia Oyj ADR                                             7,375       115,050
Stora Enso Oyj                                            2,900        35,912
                                                                   ----------
                                                                      150,962
                                                                   ----------
FRANCE - 1.1%
BNP Paribas SA                                              600        29,427
Compagnie Generale des Etablissements Michelin              900        33,477
Pernod-Ricard SA                                            200        18,942
Total Fina SA, Class B                                      200        30,195
                                                                   ----------
                                                                      112,041
                                                                   ----------
GERMANY - 1.6%
BASF AG                                                   1,000        43,918
Linde AG                                                    800        32,954
MAN AG                                                    1,600        34,166
SAP AG                                                      500        61,090
                                                                   ----------
                                                                      172,128
                                                                   ----------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                     SHARES  VALUE +
--------------------------------------------------------------------

COMMON STOCKS - CONTINUED

HONG KONG - 1.6%
Asia Aluminun Holdings Ltd.                         272,000 $ 49,519
Esprit Holdings Ltd.                                 21,000   63,856
Yanzhou Coal Mining Co. Ltd.                         90,000   50,550
                                                            --------
                                                             163,925
                                                            --------
INDIA - 0.6%
State Bank of India GDR                               2,470   62,195
                                                            --------
IRELAND - 1.3%
Anglo Irish Bank Corp. Plc                            6,196   66,911
Ryanair Holdings Plc*                                10,400   69,058
                                                            --------
                                                             135,969
                                                            --------
ITALY - 0.4%
Mediaset Spa                                          5,100   46,698
                                                            --------
JAPAN - 7.6%
Aioi Insurance Co. Ltd.                              15,000   45,208
CAPCOM CO. Ltd.                                       4,800   59,502
Fuji Television Network, Inc.                            12   58,663
GOLDCREST Co. Ltd.                                    1,300   64,018
Hiroshima Bank Ltd.                                  15,000   55,433
Kamigumi Co. Ltd.                                     8,000   50,518
KDDI Corp.                                                6   30,461
MURATA MANUFACTURING Co. Ltd.                           600   31,000
Nippon Yusen Kabushiki Kaisha                        15,000   59,335
NITTO DENKO CORP.                                       800   34,659
OTSUKA KAGU Ltd.                                      2,200   69,068
Sumitomo Realty & Development Co. Ltd.                4,000   31,251
TDK Corp. ADR                                           725   43,065
TEIKOKU OIL CO. LTD.                                 13,000   57,138
TOKYU CORP.                                          11,000   45,387
YAMADA DENKI CO. LTD.                                 2,200   65,121
                                                            --------
                                                             799,827
                                                            --------
NETHERLANDS - 0.3%
Aegon NV                                              2,600   30,258
                                                            --------
SINGAPORE - 0.8%
Flextronics International Ltd.*                       2,500   35,450
Keppel Corp. Ltd.                                    17,000   51,605
                                                            --------
                                                              87,055
                                                            --------
SOUTH KOREA - 1.1%
Daewoo Shipbuilding & Marin Engineering Co. Ltd.*     6,910   68,559
Samsung Electronics                                     130   44,351
                                                            --------
                                                             112,910
                                                            --------
SWEDEN - 0.6%
Atlas Copco AB, Class A                               1,100   32,221
SKF AB, Class B                                       1,100   34,635
                                                            --------
                                                              66,856
                                                            --------
SWITZERLAND - 1.0%
Novartis AG                                           1,100   42,541
Roche Holding AG                                        700   58,011
                                                            --------
                                                             100,552
                                                            --------

                                                SHARES    VALUE +
-----------------------------------------------------------------

COMMON STOCKS - CONTINUED

TAIWAN - 0.6%
Advanced Semiconductor Engineering, Inc.        84,700 $   66,535
                                                       ----------
UNITED KINGDOM - 3.6%
Barclays Plc                                     3,800     29,166
BHP Billiton Plc                                 9,365     62,188
Diageo Plc                                       4,300     46,423
HBOS Plc                                         4,400     50,318
Next Plc                                         3,550     66,325
Smith & Nephew Plc                               9,600     63,190
Vodafone Group Plc                              31,400     62,632
                                                       ----------
                                                          380,242
                                                       ----------
UNITED STATES - 18.5%
Affiliated Computer Services, Inc., Class A*     1,000     48,690
AFLAC, Inc.                                      1,700     54,910
American International Group, Inc.               1,000     57,700
Amgen, Inc.*                                       750     48,428
Brinker International, Inc.*                       500     16,680
Cardinal Health, Inc.                            1,150     67,148
Caremark Rx, Inc.*                               1,750     39,550
Carnival Corp.                                   1,075     35,357
CenturyTel, Inc.                                 1,900     64,391
Cisco Systems, Inc.*                             2,500     48,850
Citigroup, Inc.                                  1,200     54,612
ConocoPhillips                                     800     43,800
Danaher Corp.                                      650     48,009
Dell Computer Corp.                              1,200     40,068
Devon Energy Corp.                               1,100     53,009
Dominion Resources, Inc.                         1,000     61,900
Exxon Mobil Corp.                                1,000     36,600
First Data Corp.                                 1,500     59,940
General Electric Co.                             1,750     52,168
GlobalSantaFe Corp.                              2,000     47,900
Goldman Sachs Group, Inc.                          500     41,950
Harley-Davidson, Inc.                              900     43,380
Harris Corp.                                     1,500     53,685
Illinois Tool Works, Inc.                          700     46,382
International Paper Co.                          1,250     48,775
Kohl's Corp.*                                      400     21,400
Leggett & Platt, Inc.                            2,750     59,482
Masco Corp.                                      2,000     48,960
Maxim Integrated Products, Inc.                  1,000     39,500
Medtronic, Inc.                                    975     45,747
Microsoft Corp.                                  2,000     55,580
Northrop Grumman Corp.                             650     56,043
NVIDIA Corp.*                                    2,300     36,595
PepsiCo, Inc.                                    1,400     64,162
Pfizer, Inc.                                     1,800     54,684
Praxair, Inc.                                      750     46,463
SunGard Data Systems, Inc.*                      2,200     57,882
Target Corp.                                     1,000     37,630
Viacom, Inc., Class B                            1,150     44,045
Wells Fargo & Co.                                1,200     61,800
                                                       ----------
                                                        1,943,855
                                                       ----------

TOTAL COMMON STOCKS
 (Identified Cost $4,326,516)                           4,872,162
                                                       ----------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                     SHARES     VALUE +
-----------------------------------------------------------------------

PREFERRED STOCKS - 1.4% OF NET ASSETS

NON-CONVERTIBLE PREFERRED STOCKS - 0.2%

UNITED STATES - 0.2%
Highwoods Properties, Inc., Series B, 8.000%           750  $    18,585
                                                            -----------

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $12,881)                                       18,585
                                                            -----------

CONVERTIBLE PREFERRED STOCKS - 1.2%
UNITED STATES - 1.2%
Equity Residential Properties Trust, 7.250%            500       13,040
Owens Corning, 6.500% 144A^                          3,250       14,626
Philippine Long Distance Telephone Co., $3.50 GDS    2,500      100,500
                                                            -----------
                                                                128,166
                                                            -----------

TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $210,807)                                     128,166
                                                            -----------

TOTAL PREFERRED STOCKS
 (Identified Cost $223,688)                                     146,751
                                                            -----------

TOTAL INVESTMENTS - 97.8%
 (Identified Cost $9,144,666)@                               10,268,682
 Cash and Other Assets, Less Liabilities--2.2%                  230,372
                                                            -----------

NET ASSETS - 100%                                           $10,499,054
                                                            -----------

+    See Note 2.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from
     registration, normally to    qualified institutional buyers.
** Security valued at fair value as determined in good faith under the direction of the Board of Trustees.
# Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
^    Non-income producing security due to default or bankruptcy filing.
*    Non-income producing security
@ At September 30, 2003, the net unrealized appreciation on investments based on cost of $9,148,467 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $ 1,380,616 and $ 260,401, respectively, resulting in net unrealized appreciation of $ 1,120,215.
   Key to Abbreviations: ADR: American Depositary Receipt; AUD: Australian Dollar; CAD: Canadian Dollar; DKK: Danish Krone; CHF: Swiss Franc; EUR:
   Euro; HKD: Hong Kong Dollar; HUF: Hungarian Forint; GBP: Great British Pound; GDR: Global Depositary Receipt; GDS: Global Depositary Shares; JPY:
   Japanese Yen; KRW: South Korean Won; NOK: Norwegian Krone; NZD: New Zealand Dollar; SGD: Singapore Dollar; SEK: Swedish Krona; TWD: New Taiwan Dollar;
   USD: United States Dollar.

     Industry Holdings at September 30, 2003 as a Percentage of Net Assets

Sovereigns                9.1%
Electronics               3.8
Independent/Energy        2.8
Retailers                 2.8
Commercial Banks          2.7
Oil & Gas                 2.7
Chemicals                 2.4
Government/Agencies       2.4
Wirelines                 2.4
Automotive                2.3
Pharmaceuticals           2.3
Communications Equipment  2.1
Media                     2.0
Other                    58.0

                See accompanying notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2003

                                                          AGGRESSIVE       SMALL CAP
                                                          GROWTH FUND     GROWTH FUND
---------------------------------------------------------------------------------------
ASSETS
Investments at value                                    $   57,388,742  $   57,533,417
Cash                                                               554           1,358
Foreign currency at value                                           --              --
Receivable for:
 Fund Shares sold                                              853,221         527,658
 Securities sold                                               733,093       1,734,946
 Dividends and interest                                             32           2,118
 Foreign tax reclaim                                                --              --
Due from the adviser                                                --              --
                                                        --------------  --------------
                                                            58,975,642      59,799,497
                                                        --------------  --------------

LIABILITIES
Payable for:
 Securities purchased                                        1,710,963       2,514,271
 Fund Shares redeemed                                          497,395       4,308,354
 Foreign taxes                                                      --              --
Accrued expenses:
 Management fees                                                43,160          59,315
 Trustees' fees                                                  4,010           4,011
 Deferred Trustees' fees                                         1,142           1,142
 Transfer agent fees                                             5,458           5,008
 Administrative fees                                             1,703           1,641
 12b-1 fees                                                        229             213
 Other                                                          31,925          41,581
                                                        --------------  --------------
                                                             2,295,985       6,935,536
                                                        --------------  --------------
NET ASSETS                                              $   56,679,657  $   52,863,961
                                                        --------------  --------------
Net Assets consist of:
 Capital paid in                                        $  166,749,261  $  263,700,650
 Undistributed net investment income (loss)                     (1,142)         (1,142)
 Accumulated net realized gain (loss)                     (119,831,301)   (222,212,605)
Unrealized appreciation (depreciation) on:
 Investments                                                 9,762,839      11,377,058
 Foreign currency translations                                      --              --
                                                        --------------  --------------
NET ASSETS                                              $   56,679,657  $   52,863,961
                                                        --------------  --------------

INSTITUTIONAL CLASS:
Net assets                                              $   23,866,414  $   22,518,851
Shares of beneficial interest outstanding, no par value      1,743,139       2,620,884
Net asset value and redemption price                    $        13.69  $         8.59
RETAIL CLASS:
Net assets                                              $   32,813,243  $   30,345,110
Shares of beneficial interest outstanding, no par value      2,437,441       3,593,129
Net asset value and redemption price                    $        13.46  $         8.45
ADMIN CLASS:
Net assets                                              $           --  $           --
Shares of beneficial interest outstanding, no par value             --              --
Net asset value and redemption price                    $           --  $           --
Identified cost of investments                          $   47,625,903  $   46,156,359
Cost of foreign currency                                $           --  $           --

                See accompanying notes to financial statements.

                   SMALL CAP         VALUE         WORLDWIDE
                   VALUE FUND        FUND            FUND
                 ------------------------------------------------
                 $  473,984,946 $   37,982,210  $   10,268,682
                        915,319            350          42,298
                             --             --          22,346
                        849,327            541               8
                      5,122,462             --         213,158
                        426,688         23,650         127,990
                             --             --           1,786
                             --          3,071          14,599
                 ------------------------------------------------
                    481,298,742     38,009,822      10,690,867
                 ------------------------------------------------

                     10,799,335             --         150,717
                      2,547,629             --              --
                             --             --             982
                        299,966         16,040           6,556
                          4,011          4,011           4,010
                          1,142          1,142           1,142
                         19,689          2,258           1,634
                         13,836          1,123             306
                          1,492             --              --
                        103,779         25,776          26,466
                 ------------------------------------------------
                     13,790,879         50,350         191,813
                 ------------------------------------------------
                 $  467,507,863 $   37,959,472  $   10,499,054
                 ------------------------------------------------
                 $  401,491,411 $   39,683,089  $   11,415,064
                        682,317        444,016         443,887
                      3,549,965     (4,921,908)     (2,486,580)
                     61,784,170      2,754,275       1,124,016
                             --             --           2,667
                 ------------------------------------------------
                 $  467,507,863 $   37,959,472  $   10,499,054
                 ------------------------------------------------

                 $  289,945,033 $   37,959,472  $   10,499,054
                     13,588,142      2,808,632       1,127,038
                 $        21.34 $        13.52  $         9.32
                 $  140,151,859             --              --
                      6,596,916             --              --
                 $        21.25             --              --
                 $   37,410,971             --              --
                      1,770,384             --              --
                 $        21.13             --              --
                 $  412,200,776 $   35,227,935  $    9,144,666
                 $           -- $           --  $       22,332

                See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                                                                      AGGRESSIVE         SMALL CAP
                                                                                      GROWTH FUND       GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends*                                                                          $       45,660    $       42,940
Interest                                                                                     7,387             8,018
                                                                                    --------------    --------------
Total Income                                                                                53,047            50,958
                                                                                    --------------    --------------

EXPENSES
Management fees                                                                            337,398           457,282
12b-1 fees (Retail Class)                                                                   67,664            75,371
12b-1 fees (Admin Class)                                                                     3,322             1,379
Shareholder service fees (Admin Class)                                                       3,322             1,379
Trustees' fees and expenses                                                                  9,869             9,869
Administrative fees                                                                         15,597            23,783
Custodian and accounting fees                                                               63,586            69,222
Transfer Agent fees (Institutional Class)                                                   16,867            19,513
Transfer Agent fees (Retail Class)                                                          21,778            22,031
Transfer Agent fees (Admin Class)                                                            7,868             7,391
Audit and tax services fees                                                                 38,970            53,373
Registration fees                                                                           36,319            39,655
Printing                                                                                     3,687            18,500
Legal fees                                                                                   2,817             6,134
Other expenses                                                                               4,037             5,523
                                                                                    --------------    --------------
Total expenses                                                                             633,101           810,405
Less expenses waived and reimbursed by the investment adviser                             (108,946)         (122,567)
                                                                                    --------------    --------------
Net expenses                                                                               524,155           687,838
                                                                                    --------------    --------------
Net investment income (loss)                                                              (471,108)         (636,880)
                                                                                    --------------    --------------

NET REALIZED GAIN (LOSS) ON:
Investments                                                                             (1,638,969)       (3,722,740)
Foreign currency transactions                                                                   --                --
                                                                                    --------------    --------------
Total net realized gain (loss)                                                          (1,638,969)       (3,722,740)
                                                                                    --------------    --------------

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments                                                                             13,073,722        18,110,700
Foreign currency translations                                                                   --                --
                                                                                    --------------    --------------
Total net change in unrealized appreciation (depreciation)                              13,073,722        18,110,700
                                                                                    --------------    --------------
Total net realized gain (loss) and change in unrealized appreciation (depreciation)     11,434,753        14,387,960
                                                                                    --------------    --------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                               $   10,963,645    $   13,751,080
                                                                                    --------------    --------------

*Net of foreign withholding taxes of $1,672, $3,098 and $7,674 for the Loomis
 Sayles Small Cap Value Fund, Value Fund and Worldwide Fund, respectively.

                See accompanying notes to financial statements.

                  SMALL CAP
                  VALUE FUND        VALUE FUND      WORLDWIDE FUND
                ---------------------------------------------------
                $    4,293,341    $      748,651    $       90,949
                       250,831             8,563           367,932
                ---------------------------------------------------
                     4,544,172           757,214           458,881
                ---------------------------------------------------

                     2,963,448           181,735            71,587
                       276,443                --                --
                        72,109                --                --
                        72,109                --                --
                         9,869             9,869             9,869
                       138,273            12,719             3,423
                       181,467            45,011            69,715
                        90,755            22,631            17,697
                        43,526                --                --
                        17,307                --                --
                       130,184            31,534            22,308
                        55,919            18,728            15,383
                        72,662             8,033             1,758
                        22,790             2,214               630
                        13,173             2,994               513
                ---------------------------------------------------
                     4,160,034           335,468           212,883
                      (183,237)          (26,518)         (117,434)
                ---------------------------------------------------
                     3,976,797           308,950            95,449
                ---------------------------------------------------
                       567,375           448,264           363,432
                ---------------------------------------------------

                     4,755,610        (2,165,764)           96,225
                            --                --             8,546
                ---------------------------------------------------
                     4,755,610        (2,165,764)          104,771
                ---------------------------------------------------

                    79,201,327         8,798,027         1,826,303
                            --                --               421
                ---------------------------------------------------
                    79,201,327         8,798,027         1,826,724
                ---------------------------------------------------
                    83,956,937         6,632,263         1,931,495
                ---------------------------------------------------

                $   84,524,312    $    7,080,527    $    2,294,927
                ---------------------------------------------------


                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

AGGRESSIVE GROWTH FUND

                                             YEAR ENDED         YEAR ENDED
                                         SEPTEMBER 30, 2003 SEPTEMBER 30, 2002
------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                $  (471,108)      $    (690,149)
Net realized gain (loss)                     (1,638,969)        (25,765,558)
Change in unrealized appreciation
(depreciation)                               13,073,722          14,653,848
                                         ------------------ ------------------
Increase (decrease) in net assets from
operations                                   10,963,645         (11,801,859)
                                         ------------------ ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets
derived from capital share transactions       2,847,129          (5,538,390)
                                         ------------------ ------------------
Total increase (decrease) in net assets      13,810,774         (17,340,249)
NET ASSETS
Beginning of the period                      42,868,883          60,209,132
                                         ------------------ ------------------
End of the period                           $56,679,657       $  42,868,883
                                         ------------------ ------------------
UNDISTRIBUTED NET INVESTMENT INCOME
 (LOSS)
End of the period                           $    (1,142)      $          --
                                         ------------------ ------------------

SMALL CAP GROWTH FUND

                                                                              YEAR ENDED         YEAR ENDED
                                                                          SEPTEMBER 30, 2003 SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                 $   (636,880)     $  (1,557,767)
Net realized gain (loss)                                                       (3,722,740)       (69,953,299)
Change in unrealized appreciation (depreciation)                               18,110,700         42,467,218
                                                                          ------------------ ------------------
Increase (decrease) in net assets from operations                              13,751,080        (29,043,848)
                                                                          ------------------ ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions     (36,514,836)       (71,265,569)
                                                                          ------------------ ------------------
Total increase (decrease) in net assets                                       (22,763,756)      (100,309,417)
NET ASSETS
Beginning of the period                                                        75,627,717        175,937,134
                                                                          ------------------ ------------------
End of the period                                                            $ 52,863,961      $  75,627,717
                                                                          ------------------ ------------------
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
End of the period                                                            $     (1,142)     $          --
                                                                          ------------------ ------------------

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

SMALL CAP VALUE FUND

                                                                              YEAR ENDED         YEAR ENDED
                                                                          SEPTEMBER 30, 2003 SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                 $    567,375       $  1,494,746
Net realized gain (loss)                                                        4,755,610          2,148,740
Change in unrealized appreciation (depreciation)                               79,201,327        (26,278,549)
                                                                          ------------------ ------------------
Increase (decrease) in net assets from operations                              84,524,312        (22,635,063)
                                                                          ------------------ ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
INSTITUTIONAL CLASS
Net investment income                                                                  --         (1,284,900)
Net realized gain on investments                                                       --        (23,675,371)
RETAIL CLASS
Net investment income                                                                  --           (323,268)
Net realized gain on investments                                                       --        (10,876,851)
ADMIN CLASS
Net investment income                                                                  --             (8,857)
Net realized gain on investments                                                       --         (1,968,755)
                                                                          ------------------ ------------------
Total Distributions                                                                    --        (38,138,002)
                                                                          ------------------ ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions      37,141,909         77,160,687
                                                                          ------------------ ------------------
Total increase (decrease) in net assets                                       121,666,221         16,387,622
NET ASSETS
Beginning of the period                                                       345,841,642        329,454,020
                                                                          ------------------ ------------------
End of the period                                                            $467,507,863       $345,841,642
                                                                          ------------------ ------------------
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
End of the period                                                            $    682,317       $     22,771
                                                                          ------------------ ------------------

VALUE FUND

                                                                              YEAR ENDED         YEAR ENDED
                                                                          SEPTEMBER 30, 2003 SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                 $   448,264        $   369,503
Net realized gain (loss)                                                      (2,165,764)        (2,696,017)
Change in unrealized appreciation (depreciation)                               8,798,027         (4,495,539)
                                                                          ------------------ ------------------
Increase (decrease) in net assets from operations                              7,080,527         (6,822,053)
                                                                          ------------------ ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
INSTITUTIONAL CLASS
Net investment income                                                           (273,025)          (463,295)
Net realized gain on investments                                                      --           (791,340)
                                                                          ------------------ ------------------
Total Distributions                                                             (273,025)        (1,254,635)
                                                                          ------------------ ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions     (1,873,138)         1,552,946
                                                                          ------------------ ------------------
Total increase (decrease) in net assets                                        4,934,364         (6,523,742)
NET ASSETS
Beginning of the period                                                       33,025,108         39,548,850
                                                                          ------------------ ------------------
End of the period                                                            $37,959,472        $33,025,108
                                                                          ------------------ ------------------
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
End of the period                                                            $   444,016        $   271,990
                                                                          ------------------ ------------------

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS



WORLDWIDE FUND

                                                                              YEAR ENDED         YEAR ENDED
                                                                          SEPTEMBER 30, 2003 SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                 $   363,432        $   374,183
Net realized gain (loss)                                                         104,771         (1,192,459)
Change in unrealized appreciation (depreciation)                               1,826,724            568,809
                                                                          ------------------ ------------------
Increase (decrease) in net assets from operations                              2,294,927           (249,467)
                                                                          ------------------ ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
INSTITUTIONAL CLASS
Net investment income                                                           (284,901)          (747,534)
Net realized gain on investments                                                      --                 --
                                                                          ------------------ ------------------
Total Distributions                                                             (284,901)          (747,534)
                                                                          ------------------ ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions        148,718            808,897
                                                                          ------------------ ------------------
Total increase (decrease) in net assets                                        2,158,744           (188,104)
NET ASSETS
Beginning of the period                                                        8,340,310          8,528,414
                                                                          ------------------ ------------------
End of the period                                                            $10,499,054        $ 8,340,310
                                                                          ------------------ ------------------
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
End of the period                                                            $   443,887        $   283,378
                                                                          ------------------ ------------------

                See accompanying notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

FINANCIAL HIGHLIGHTS

                    INCOME (LOSS) FROM INVESTMENT OPERATIONS:       LESS DISTRIBUTIONS:
                    ------------------------------------------  ----------------------------
          Net asset                  Net realized                 Dividends    Distributions
           value,        Net        and unrealized Total from        from        from net
          beginning  investment     gain (loss) on investment   net investment   realized
          of period income (loss)    investments   operations       income     capital gains
--------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND

INSTITUTIONAL CLASS
9/30/2003  $10.70      $(0.10)(c)      $  3.09      $  2.99          $ --         $   --
9/30/2002   13.56       (0.13)(c)        (2.73)       (2.86)           --             --
9/30/2001   47.71       (0.20)(c)       (33.43)      (33.63)           --          (0.52)
9/30/2000   20.08       (0.26)(c)        29.11        28.85            --          (1.22)
9/30/1999   10.51       (0.09)(c)        10.05         9.96            --          (0.39)

RETAIL CLASS
9/30/2003   10.55       (0.13)(c)         3.04         2.91            --             --
9/30/2002   13.41       (0.16)(c)        (2.70)       (2.86)           --             --
9/30/2001   47.33       (0.25)(c)       (33.15)      (33.40)           --          (0.52)
9/30/2000   19.99       (0.38)(c)        28.94        28.56            --          (1.22)
9/30/1999   10.49       (0.14)(c)        10.03         9.89            --          (0.39)

SMALL CAP GROWTH FUND

INSTITUTIONAL CLASS
9/30/2003  $ 6.35      $(0.06)(c)      $  2.30      $  2.24          $ --         $   --
9/30/2002    8.83       (0.08)(c)        (2.40)       (2.48)           --             --
9/30/2001   26.98       (0.12)(c)       (17.06)      (17.18)           --          (0.97)
9/30/2000   16.74       (0.16)(c)        10.40        10.24            --             --
9/30/1999    9.83       (0.08)            6.99         6.91            --             --

RETAIL CLASS
9/30/2003    6.26       (0.08)(c)         2.27         2.19            --             --
9/30/2002    8.72       (0.10)(c)        (2.36)       (2.46)           --             --
9/30/2001   26.74       (0.15)(c)       (16.90)      (17.05)           --          (0.97)
9/30/2000   16.65       (0.24)(c)        10.33        10.09            --             --
9/30/1999    9.80       (0.08)            6.93         6.85            --             --


(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized. (b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher. (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.


                See accompanying notes to financial statements.

                                                RATIOS TO AVERAGE NET ASSETS:
--------------                                -----------------------------------
              Net asset           Net assets,
               value,               end of                              Net      Portfolio
    Total      end of     Total     period        Net      Gross    investment   turnover
distributions  period   Return(a)    (000)    Expenses(b) Expenses income (loss)   rate
------------------------------------------------------------------------------------------

   $   --      $13.69      27.9%   $ 23,866      1.00%      1.23%      (0.88)%      248%
       --       10.70     (21.1)     13,421      1.00       1.31       (0.91)       220
    (0.52)      13.56     (71.1)     16,347      1.00       1.13       (0.75)       258
    (1.22)      47.71     147.8      62,364      1.00       1.11       (0.66)       191
    (0.39)      20.08      97.9      13,308      1.00       2.96       (0.56)       199

       --       13.46      27.6      32,813      1.25       1.47       (1.13)       248
       --       10.55     (21.3)     26,885      1.25       1.45       (1.16)       220
    (0.52)      13.41     (71.2)     41,456      1.25       1.37       (1.01)       258
    (1.22)      47.33     147.0     110,824      1.25       1.35       (0.89)       191
    (0.39)      19.99      97.5       1,175      1.25       9.05       (0.80)       199


   $   --      $ 8.59      35.3%   $ 22,519      1.00%      1.19%      (0.91)%      190%
       --        6.35     (28.1)     42,415      1.00       1.07       (0.90)       162
    (0.97)       8.83     (65.2)    124,479      0.99       0.99       (0.74)       140
       --       26.98      61.2     262,147      0.92       0.92       (0.62)       170
       --       16.74      70.3      81,132      1.00       1.11       (0.80)       163

       --        8.45      35.0      30,345      1.25       1.43       (1.17)       190
       --        6.26     (28.2)     32,135      1.25       1.33       (1.15)       162
    (0.97)       8.72     (65.3)     50,197      1.25       1.26       (1.01)       140
       --       26.74      60.6      69,416      1.23       1.23       (0.92)       170
       --       16.65      69.9       6,032      1.25       1.80       (1.04)       163

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                              INCOME (LOSS) FROM INVESTMENT OPERATIONS:      LESS DISTRIBUTIONS:
                              -------------------------------------------  ------------------------
                    Net asset      Net          Net realized               Dividends  Distributions
                     value,     investment     and unrealized Total from    from net    from net
                    beginning     income       gain (loss) on investment   investment   realized
                    of period     (loss)        investments   operations     income   capital gains
---------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND

INSTITUTIONAL CLASS
9/30/2003            $17.28     $ 0.05/(c)/        $ 4.01       $ 4.06       $   --      $   --
9/30/2002             19.89       0.10(c)           (0.36)       (0.26)       (0.11)      (2.24)
9/30/2001             20.42       0.16(c)            0.60         0.76        (0.20)      (1.09)
9/30/2000             17.33       0.14(c)            3.36         3.50        (0.14)      (0.27)
9/30/1999             15.60       0.16               1.83         1.99        (0.12)      (0.14)

RETAIL CLASS
9/30/2003             17.25       0.00/(c)(d)/       4.00         4.00           --          --
9/30/2002             19.85       0.05(c)           (0.35)       (0.30)       (0.06)      (2.24)
9/30/2001             20.38       0.11(c)            0.60         0.71        (0.15)      (1.09)
9/30/2000             17.28       0.10(c)            3.36         3.46        (0.09)      (0.27)
9/30/1999             15.57       0.09               1.84         1.93        (0.08)      (0.14)

ADMIN CLASS
9/30/2003             17.20      (0.05)(c)           3.98         3.93           --          --
9/30/2002             19.80       0.00(c)(d)        (0.35)       (0.35)       (0.01)      (2.24)
9/30/2001             20.34       0.05(c)            0.60         0.65        (0.10)      (1.09)
9/30/2000             17.24       0.04(c)            3.37         3.41        (0.04)      (0.27)
9/30/1999             15.54       0.04               1.83         1.87        (0.03)      (0.14)

(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized. (b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher. (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period. (d) Amount is less than $0.01 per share.

                See accompanying notes to financial statements.

                                                RATIOS TO AVERAGE NET ASSETS:
--------------                                -----------------------------------
              Net asset           Net assets,
               value,               end of                              Net      Portfolio
    Total      end of     Total     period        Net      Gross    investment   turnover
distributions  period   Return(a)    (000)    Expenses(b) Expenses income (loss)   rate
------------------------------------------------------------------------------------------

   $   --      $21.34     23.5%    $289,945      0.90%      0.94%       0.26%        74%
    (2.35)      17.28     (2.6)     234,370      0.94       0.96        0.48         86
    (1.29)      19.89      3.9      215,439      0.98       0.98        0.76         98
    (0.41)      20.42     20.7      214,919      0.93       0.93        0.76        102
    (0.26)      17.33     12.8      301,496      0.90       0.90        0.87        113

       --       21.25     23.2      140,152      1.15       1.20       (0.01)        74
    (2.30)      17.25     (2.8)      86,816      1.19       1.20        0.22         86
    (1.24)      19.85      3.6       97,544      1.22       1.22        0.51         98
    (0.36)      20.38     20.4       92,698      1.17       1.17        0.53        102
    (0.22)      17.28     12.4       75,302      1.20       1.20        0.57        113

       --       21.13     22.9       37,411      1.40       1.47       (0.27)        74
    (2.25)      17.20     (3.0)      24,655      1.44       1.53       (0.01)        86
    (1.19)      19.80      3.3       16,471      1.50       1.59        0.23         98
    (0.31)      20.34     20.1       11,391      1.50       1.68        0.21        102
    (0.17)      17.24     12.0        4,863      1.50       1.70        0.30        113

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                     INCOME (LOSS) FROM INVESTMENT OPERATIONS:       LESS DISTRIBUTIONS:
                     ------------------------------------------  ----------------------------
           Net asset    Net        Net realized                    Dividends    Distributions
            value,   investment   and unrealized   Total from         from        from net
           beginning   income     gain (loss) on   investment    net investment   realized
           of period   (loss)      investments     operations        income     capital gains
---------------------------------------------------------------------------------------------
VALUE FUND
9/30/2003   $11.17     $0.15(c)       $ 2.29         $ 2.44          $(0.09)       $   --
9/30/2002    13.90      0.13(c)        (2.42)         (2.29)          (0.16)        (0.28)
9/30/2001    15.12      0.14(c)        (1.19)         (1.05)          (0.17)           --
9/30/2000    16.54      0.17            0.41           0.58           (0.15)        (1.85)
9/30/1999    16.85      0.22            1.53           1.75           (0.24)        (1.82)

WORLDWIDE FUND
9/30/2003   $ 7.53     $0.32(c)       $ 1.74         $ 2.06          $(0.27)       $   --
9/30/2002+    8.48      0.35(c)        (0.55)         (0.20)          (0.75)           --
9/30/2001    13.93      0.65(c)        (2.44)         (1.79)          (0.35)        (3.31)
9/30/2000    10.28      0.58(c)         4.02           4.60           (0.48)        (0.47)
9/30/1999     8.79      0.50            1.82           2.32           (0.44)        (0.39)


(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized. (b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher. (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period . + As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement purposes only. For the year ended September 30, 2002, the impact to the Fund's per share net investment income and net realized and unrealized gain (loss) was less than $0.01. The ratio of net investment income to average net assets for the Fund decreased from 4.29% to 4.26% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.

                See accompanying notes to financial statements.

                                                RATIOS TO AVERAGE NET ASSETS:
--------------                                -----------------------------------
              Net asset           Net assets,
               value,               end of                              Net      Portfolio
    Total      end of     Total     period        Net      Gross    investment   turnover
distributions  period   Return(a)    (000)    Expenses(b) Expenses income (loss)   rate
------------------------------------------------------------------------------------------
   $(0.09)     $13.52      22.0%    $37,959      0.85%      0.92%      1.23%         56%
    (0.44)      11.17     (17.2)     33,025      0.85       0.90       0.90          66
    (0.17)      13.90      (7.1)     39,549      0.85       0.96       0.87          90
    (2.00)      15.12       3.6      38,792      0.85       0.89       0.87          73
    (2.06)      16.54      10.5      66,726      0.78       0.78       1.20          59

   $(0.27)     $ 9.32      28.0%    $10,499      1.00%      2.23%      3.81%         94%
    (0.75)       7.53      (3.0)      8,340      1.00       2.43       4.26         113
    (3.66)       8.48     (15.0)      8,528      1.00       2.58       6.85         160
    (0.95)      13.93      46.5       9,748      1.00       2.48       4.26         183
    (0.83)      10.28      27.8       6,233      1.00       3.46       5.07         165

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED SEPTEMBER 30, 2003

1. ORGANIZATION. | Loomis Sayles Funds I and Loomis Sayles Funds II (formerly Loomis Sayles Investment Trust and Loomis Sayles Funds, respectively) (the "Trusts" and each a "Trust") are organized as Massachusetts business trusts and were organized as such on December 23, 1993 and February 20, 1991, respectively. Each Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trusts in multiple series (individually, a "Fund" and collectively, the "Funds"). Information presented in these financial statements pertains to certain of the equity funds of the Trusts, the financial statements for the remaining equity funds and the fixed income funds are presented in separate reports. The following Funds are included in this report:

LOOMIS SAYLES FUNDS I:

Loomis Sayles Small Cap Value Fund (the "Small Cap Value Fund")

LOOMIS SAYLES FUNDS II:

Loomis Sayles Aggressive Growth Fund (the "Aggressive Growth Fund") Loomis Sayles Small Cap Growth Fund (the "Small Cap Growth Fund")
Loomis Sayles Value Fund (the "Value Fund")
Loomis Sayles Worldwide Fund (the "Worldwide Fund")

On May 14, 2003, shareholders of Loomis Sayles Funds I and on June 10, 2003 shareholders of Loomis Sayles Funds II (together, Loomis Sayles Funds I and Loomis Sayles Funds II comprise the "Loomis Sayles Funds Trusts") approved new Trustees for the Trusts in connection with the integration of the CDC Nvest Funds Trusts I, II, III, CDC Nvest Companies Trust I, CDC Nvest Cash Management Trust and CDC Nvest Exempt Money Market Trust (the "CDC Nvest Funds Trusts") and the Loomis Sayles Funds Trusts. This approval resulted in a combined Board of Trustees for Loomis Sayles Funds Trusts and CDC Nvest Funds Trusts.

On February 5, 2003, the Board of Trustees approved the closing of the Admin Class of shares of Aggressive Growth Fund and Small Cap Growth Fund. On May 21, 2003, outstanding Admin Class shares were automatically converted into Retail Class shares having the same aggregate net asset value as the shares converted.

After the close of business on September 12, 2003, Small Cap Value Fund was reorganized into Loomis Sayles Funds I, pursuant to a plan of reorganization approved by the Trustees on June 12, 2003. Prior to September 12, 2003, Small Cap Value Fund was a series of Loomis Sayles Funds II.

Most expenses of the Trusts can be directly attributed to a Fund. Expenses which can not be directly attributed are apportioned based on the relative net assets of each of the Funds in the Trusts. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class). In addition, each Class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES. | The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. | Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Effective April 14, 2003, securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available are generally valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. If events occurring after the close of the principal market in which securities are traded (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at their fair value taking such events into account.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. | Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on an accrual basis, and interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. The Funds estimate the components of distributions received from Real Estate Investment Trusts (REITs). In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

C. FOREIGN CURRENCY TRANSLATION. | The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal periods, resulting from changes in exchange rates.

Certain Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Each Fund may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

D. FORWARD FOREIGN CURRENCY CONTRACTS. | Each Fund that may invest in foreign investments may enter into forward foreign currency exchange contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell (if any) is shown in the portfolio composition under the caption "Forward Currency Contracts Outstanding." These amounts represent the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At September 30, 2003, there were no open forward currency contracts.

E. FEDERAL AND FOREIGN INCOME TAXES. | The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities, such taxes are accrued as applicable.

FOR THE YEAR ENDED SEPTEMBER 30, 2003


F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. | Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as distributions from real estate investment trusts, net operating losses, non-deductible expenses, foreign currency transactions and gains realized from passive foreign investment companies. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

G. REPURCHASE AGREEMENTS. | Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

3. PURCHASES AND SALES OF SECURITIES. | For the year ended September 30, 2003, purchases and sales of securities (excluding short-term investments and U.S. Government Agency Securities) were as follows:

FUND                    PURCHASES      SALES
----                   ------------ ------------
Aggressive Growth Fund $110,495,768 $108,895,399
Small Cap Growth Fund   112,949,963  146,300,636
Small Cap Value Fund    308,951,248  277,801,050
Value Fund               19,676,388   20,340,409
Worldwide Fund            9,331,099    8,484,803

For the year ended September 30, 2003, purchases and sales of U.S. Government/Agency securities by Worldwide Fund were $132,286 and $163,927, respectively.

4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

A. MANAGEMENT FEES. | Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser to each of the Funds. Separate management agreements for each Fund in effect during the year ended September 30, 2003 provided for fees at the following annual percentage rates of each Fund's average daily net assets . Loomis Sayles has contractually agreed, until February 1, 2004, to reduce its advisory fees and/or bear other expenses, to the extent necessary to limit the total operating expenses of each Fund, to the following annual percentage rate of the Fund's average daily net assets:

                                       EXPENSE LIMIT AS A PERCENTAGE OF
                                        AVERAGE DAILY NET ASSETS
                                       --------------------------------
FUND                   MANAGEMENT FEES INSTITUTIONAL   RETAIL   ADMIN
----                   --------------- -------------   ------   -----
Aggressive Growth Fund      0.75%          1.00%       1.25%      N/A
Small Cap Growth Fund       0.75%          1.00%       1.25%      N/A
Small Cap Value Fund        0.75%          0.90%       1.15%    1.40%
Value Fund                  0.50%          0.85%         N/A      N/A
Worldwide Fund              0.75%          1.00%         N/A      N/A

For the year ended September 30, 2003, the management fees and waivers for each Fund were as follows:

                                                        PERCENTAGE OF
                                                        AVERAGE DAILY
                         GROSS    WAIVER OF     NET     NET ASSETS
                       MANAGEMENT MANAGEMENT MANAGEMENT -------------
FUND                      FEE        FEE        FEE     GROSS   NET
----                   ---------- ---------- ---------- -----  -----
Aggressive Growth Fund $  337,398  $58,548   $  278,850 0.75%  0.62%
Small Cap Growth Fund     457,282   78,790      378,492 0.75%  0.62%
Small Cap Value Fund    2,963,448   32,640    2,930,808 0.75%  0.74%
Value Fund                181,735   26,518      155,217 0.50%  0.43%
Worldwide Fund             71,587   71,587           -- 0.75%     --

For the year ended September 30, 2003, and in addition to the waiver of management fees, Class level expenses have been reimbursed as follows:

FUND                    AMOUNT
----                   --------
Aggressive Growth Fund $ 50,398
Small Cap Growth Fund    43,777
Small Cap Value Fund    150,597
Value Fund                   --
Worldwide Fund           45,847

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trusts. Loomis Sayles' general partner is indirectly owned by CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"), whose general partner is indirectly owned by CDC IXIS Asset Management SA ("CDC IXIS"). CDC IXIS is part of the Caisse des Depots et Consignations Group.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. | Effective July 1, 2003, Loomis Sayles assigned its administrative services agreement with the Trusts to CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly owned subsidiary of CDC IXIS North America. Pursuant to the agreement between each of the Loomis Sayles Funds Trusts and CIS, each Fund pays CIS a monthly administrative fee at the annual rate of 0.035% of each Fund's average daily net assets. Prior to July 1, 2003, each Fund paid Loomis Sayles a monthly administrative fee at an annual rate of 0.035% of the Fund's average daily net assets.

For the year ended September 30, 2003, fees paid to Loomis Sayles and CIS for accounting and administrative expense were as follows:

FUND                    AMOUNT
----                   --------
Aggressive Growth Fund $ 15,597
Small Cap Growth Fund    23,783
Small Cap Value Fund    138,273
Value Fund               12,719
Worldwide Fund            3,423

Effective October 1, 2003, each Fund pays CIS it's pro rata portion of the accounting and administrative fee, allocated based on the combined assets of the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts, for these services representing the higher amount based on the following calculations:

             (1)Percentage of Average Daily Net Assets

                         FIRST       NEXT       OVER
                       $5 BILLION $5 BILLION $10 BILLION
                       ---------- ---------- -----------
                          0.0675%    0.0625%     0.0500%

             or

             (2)Each Fund's pro rata portion, allocated based on the combined assets of the Loomis Sayles Funds Trusts and the CDC Nvest
                Funds Trusts, of the annual aggregate minimum fee of $5 million.

C. TRANSFER AGENT FEES. | Effective February 3, 2003, CIS serves as transfer and shareholder servicing agent for each Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Prior to February 3, 2003, BFDS served as transfer and shareholder servicing agent for the Funds.

FOR THE YEAR ENDED SEPTEMBER 30, 2003


Effective September 15, 2003 through December 31, 2003, the Funds pay service fees monthly representing the higher amount based on the following calculations:

             (1)Annual aggregate fee determined by applying an annual fee rate of 0.026% to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in funds which are classified under the agreement as No-Load* Retail Funds and Load** Funds--Class Y.

             Each Class of shares are subject to a monthly Class minimum of $1,250.

             or

             (2)An allocated portion, based on eligible assets for the period
                September 15, 2003, through December 31, 2003, of an annual aggregate minimum fee of $190,547.

             * No load retail funds consist of Aggressive Growth Fund, Small Cap Growth Fund, Small Cap Value Fund, Value Fund, Worldwide Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Bond Fund and Loomis Sayles Global Bond Fund.

             ** Load Funds--Class Y consist of Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Research Fund, Loomis Sayles Limited Term U.S. Government Fund, Loomis Sayles Strategic Income Fund and all Funds with Class Y in the CDC Nvest Funds Trusts.

CIS is also reimbursed for out of pocket expenses.

For the period from February 3, 2003 to September 14, 2003, each Fund of the Trusts paid to CIS the greater of: $15,000 or 0.026% of average daily net assets, subject however to the minimum aggregate fee calculated as follows: If the aggregate fees for the Trusts' Funds payable did not equal or exceed $54,167 in any single month, the Funds would pay the minimum aggregate fee of $54,167 ($650,000 annually). Any such amount required to achieve the minimum aggregate fee would be allocated to all of the Trusts' Funds based on the percentage of net assets each Fund represents of the total assets.

For the period from February 3, 2003 through September 30, 2003, amounts paid to CIS as compensation for its services as transfer agent were as follows:

FUND                    AMOUNT
----                   --------
Aggressive Growth Fund $ 16,773
Small Cap Growth Fund    16,142
Small Cap Value Fund    106,618
Value Fund               12,447
Worldwide Fund           10,450

D. SERVICE AND DISTRIBUTION FEES. | Effective July 1, 2003 the Trusts entered into a distribution agreement with CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), a wholly owned subsidiary of CDC IXIS North America. Pursuant to this agreement, CDC IXIS Distributors serves as principal underwriter of the various Funds of the Trusts except for Loomis Sayles Managed Bond Fund and Loomis Sayles Investment Grade Bond Fund--Class J. Prior to July 1, 2003 Loomis Sayles Distributors, L.P. served as distributor of the Funds.

Pursuant to Rule 12b-1 under the 1940 Act, Aggressive Growth Fund, Small Cap Growth Fund and Small Cap Value Fund have adopted Distribution Plans relating to each Fund's Retail Class shares (the "Retail Class Plan") and, with respect to the Loomis Sayles Small Cap Value Fund, a separate Distribution Plan relating to Admin Class shares (the "Admin Class Plan").

Under the respective Retail Class and Admin Class Plans, each Fund pays CDC IXIS Distributors, the Fund's distributor, a monthly distribution fee at an annual rate of 0.25% of the average daily net assets attributable to the Fund's Retail Class and Admin Class Shares, as reimbursement for expenses incurred by CDC IXIS Distributors in providing personal services to investors in Retail Class and Admin Class Shares and/or maintenance of shareholder accounts. In addition, the Admin Class shares of the Small Cap Value Fund may pay a shareholder service fee at an annual rate of up to 0.25% of the average daily net assets attributable to Admin Class shares to securities dealers or financial intermediaries for providing personal service and account maintenance for their customers who hold such shares.

E. TRUSTEES FEES AND EXPENSES. | The Trusts pay no compensation to their officers or to their Trustees who are interested Trustees of Loomis Sayles, CDC IXIS Distributors, CDC IXIS North America, CIS or their affiliates. Each independent Trustee, who is also an independent Trustee of the CDC Nvest Funds Trusts, receives, in the aggregate, a retainer fee at the annual rate of

$45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees that he or she attended. Each committee member receives an additional retainer fee at the annual rate of $7,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year. Each Trustee is compensated $4,500 for each meeting and $1,750 per Committee meeting that he or she attends in excess of four meetings per year. Trustees who are not a Trustee of the CDC Nvest Funds Trusts are compensated at the rate of $5,000 for each meeting of the Board of Trustees that he or she attends and receives an annual retainer of $20,000. Trustee fees are allocated to the various Loomis Sayles Funds Trusts and CDC Nvest Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other CDC Nvest Funds Trusts or Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

Prior to May 7, 2003, Loomis Sayles Funds II paid each independent trustee a $20,000 annual retainer fee and a $5,000 fee per in person meeting. Prior to November 6, 2002, each independent Trustee was compensated by the Trust on behalf of each Fund at the rate of $1,250 per Fund per year and was reimbursed for travel expenses in connection with attendance at meetings.

5. LINE OF CREDIT. | The Funds together with certain other funds of the Loomis Sayles Funds Trusts, participate in a $25 million unsecured line of credit. Borrowings under the line of credit will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%.

In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating Funds based on their average daily unused portion of the line of credit. During the year ended September 30, 2003, the Funds had no borrowings under the agreement.

6. SHAREHOLDERS. | At September 30, 2003, the Loomis, Sayles & Company, L.P. Funded Pension Plan and Trust ("Pension Plan"), the Loomis, Sayles & Company, L.P. Employees' Profit Sharing Retirement and Loomis, Sayles & Co., L.P. Employees' Money Purchase Pension Plan ("Defined Contribution Plans") held shares of beneficial interest in the Funds as follows:

                                         DEFINED
FUND                   PENSION PLAN CONTRIBUTION PLANS
----                   ------------ ------------------
Aggressive Growth Fund   187,842         438,877
Small Cap Growth Fund    234,766         527,144
Small Cap Value Fund     484,068         688,364
Value Fund               423,156         539,261
Worldwide Fund           855,333         212,979

FOR THE YEAR ENDED SEPTEMBER 30, 2003


7. CAPITAL SHARES. | Each Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                              AGGRESSIVE GROWTH FUND
                               YEAR ENDED SEPTEMBER 30, 2003 YEAR ENDED SEPTEMBER 30, 2002
                               ----------------------------  ----------------------------

                                    SHARES          AMOUNT         SHARES          AMOUNT
INSTITUTIONAL CLASS SHARES     ----------    ------------    -----------   -------------
Issued from the sale of shares  1,017,143    $ 12,248,463        528,873   $   7,971,562
Issued in connection with the
  reinvestment of
  distributions                        --              --             --              --
Redeemed                         (527,813)     (5,940,072)      (480,585)     (7,035,410)
                               ----------------------------------------------------------
Net change                        489,330    $  6,308,391         48,288   $     936,152
                               ----------------------------------------------------------

                                    SHARES          AMOUNT         SHARES          AMOUNT
RETAIL CLASS SHARES            ----------    ------------    -----------   -------------
Issued from the sale of shares  1,142,750    $ 13,044,564      1,502,072   $  21,291,204
Issued in connection with the
  reinvestment of
  distributions                        --              --             --              --
Issued in Admin Class
  conversion+                      56,540         631,556
Redeemed                       (1,309,638)    (14,596,979)    (2,046,527)    (28,777,079)
                               ----------------------------------------------------------
Net change                       (110,348)   $   (920,859)      (544,455)  $  (7,485,875)
                               ----------------------------------------------------------

                                    SHARES          AMOUNT         SHARES          AMOUNT
ADMIN CLASS SHARES+            ----------    ------------    -----------   -------------
Issued from the sale of shares     29,865    $    315,554        171,038   $   2,544,174
Issued in connection with the
  reinvestment of
  distributions                        --              --             --              --
Redeemed                         (216,812)     (2,224,401)      (106,982)     (1,532,841)
Redeemed in Admin Class
  conversion+                     (56,892)       (631,556)            --              --
                               ----------------------------------------------------------
Net change                       (243,839)   $ (2,540,403)        64,056   $   1,011,333
                               ----------------------------------------------------------
+On May 21, 2003, the outstanding Admin Class shares were
 automatically converted into Retail Class shares

                                               SMALL CAP GROWTH FUND
                               YEAR ENDED SEPTEMBER 30, 2003 YEAR ENDED SEPTEMBER 30, 2002
                               ----------------------------  ----------------------------
                                    SHARES          AMOUNT         SHARES          AMOUNT
INSTITUTIONAL CLASS SHARES     ----------    ------------    -----------   -------------
Issued from the sale of shares  1,897,989    $ 13,566,717      3,459,066   $  34,155,261
Issued in connection with the
  reinvestment of
  distributions                        --              --             --              --
Redeemed                       (5,953,993)    (39,030,065)   (10,873,243)   (101,206,294)
                               ----------------------------------------------------------
Net change                     (4,056,004)   $(25,463,348)    (7,414,177)  $ (67,051,033)
                               ----------------------------------------------------------

                                    SHARES          AMOUNT         SHARES          AMOUNT
RETAIL CLASS SHARES            ----------    ------------    -----------   -------------
Issued from the sale of shares  3,879,141    $ 28,642,137      3,922,968   $  34,209,113
Issued in connection with the
  reinvestment of
  distributions                        --              --             --              --
Issued in Admin Class
  conversion+                       2,120          14,288
Redeemed                       (5,421,506)    (38,664,657)    (4,543,620)    (38,680,650)
                               ----------------------------------------------------------
Net change                     (1,540,245)   $(10,008,232)      (620,652)  $  (4,471,537)
                               ----------------------------------------------------------

                                    SHARES          AMOUNT         SHARES          AMOUNT
ADMIN CLASS SHARES+            ----------    ------------    -----------   -------------
Issued from the sale of shares     46,488    $    301,256        210,388   $   1,951,920
Issued in connection with the
  reinvestment of
  distributions                        --              --             --              --
Redeemed                         (217,093)     (1,330,224)      (182,328)     (1,694,919)
Redeemed in Admin Class
  conversion+                      (2,135)        (14,288)            --              --
                               ----------------------------------------------------------
Net change                       (172,740)   $ (1,043,256)        28,060   $     257,001
                               ----------------------------------------------------------
+On May 21, 2003, the outstanding Admin Class shares were automatically converted into Retail Class shares

                                                                          SMALL CAP VALUE FUND
                                            YEAR ENDED SEPTEMBER 30, 2003                     YEAR ENDED SEPTEMBER 30, 2002
                                            ------------------------------------------------  -----------------------------
                                                SHARES                    AMOUNT                  SHARES                    AMOUNT
INSTITUTIONAL CLASS SHARES                  ----------              ------------              ----------              ------------
Issued from the sale of shares               2,271,777              $ 43,519,989               3,116,097              $ 64,829,647
Issued from Subscriptions-in-Kind*                  --                        --               1,255,230                27,702,947
Issued in connection with the reinvestment
  of distributions                                  --                        --               1,260,305                24,587,467
Redeemed                                    (2,246,579)              (42,192,200)             (2,902,055)              (59,739,299)
                                            ----------              ------------------------  ----------------------  --------------
Net change                                      25,198              $  1,327,789               2,729,577              $ 57,380,762
                                            ----------              ------------------------  ----------------------  --------------

                                                SHARES                    AMOUNT                  SHARES                    AMOUNT
RETAIL CLASS SHARES                         ----------              ------------              ----------              ------------
Issued from the sale of shares               3,698,495              $ 69,872,984               3,822,059              $ 78,710,499
Issued in connection with the reinvestment
  of distributions                                  --                        --                 573,075                11,150,920
Redeemed                                    (2,135,122)              (40,321,887)             (4,274,877)              (82,423,287)
                                            ----------              ------------------------  ----------------------  --------------
Net change                                   1,563,373              $ 29,551,097                 120,257              $  7,438,132
                                            ----------              ------------------------  ----------------------  --------------

                                                SHARES                    AMOUNT                  SHARES                    AMOUNT
ADMIN CLASS SHARES                          ----------              ------------              ----------              ------------
Issued from the sale of shares               1,219,636              $ 22,714,426                 874,273              $ 17,948,150
Issued in connection with the reinvestment
  of distributions                                  --                        --                  66,334                 1,285,090
Redeemed                                      (882,999)              (16,451,403)               (338,592)               (6,891,447)
                                            ----------              ------------------------  ----------------------  --------------
Net change                                     336,637              $  6,263,023                 602,015              $ 12,341,793
                                            ----------              ------------------------  ----------------------  --------------
*Issued in exchange for portfolio securities distributed in-kind by the Loomis Sayles Small Company Value Fund to shareholders thereof and contributed to the Fund in-kind by such shareholders on April 11, 2002.

                                                                VALUE FUND
                                            YEAR ENDED SEPTEMBER 30, 2003                     YEAR ENDED SEPTEMBER 30, 2002
                                            ------------------------------------------------  -----------------------------
                                                SHARES                    AMOUNT                  SHARES                    AMOUNT
                                            ----------              ------------              ----------              ------------
Issued from the sale of shares                 328,065              $  4,071,978                 424,683              $  5,897,759
Issued in connection with the reinvestment
  of distributions                              18,887                   230,605                  82,149                 1,189,751
Redeemed                                      (493,835)               (6,175,721)               (395,578)               (5,534,564)
                                            ----------              ------------------------  ----------------------  --------------
Net change                                    (146,883)             $ (1,873,138)                111,254              $  1,552,946
                                            ----------              ------------------------  ----------------------  --------------

                                                              WORLDWIDE FUND
                                            YEAR ENDED SEPTEMBER 30, 2003                     YEAR ENDED SEPTEMBER 30, 2002
                                            ------------------------------------------------  -----------------------------
                                                SHARES                    AMOUNT                  SHARES                    AMOUNT
                                            ----------              ------------              ----------              ------------
Issued from the sale of shares                 711,080              $  5,955,985                 330,144              $  2,533,173
Issued in connection with the reinvestment
  of distributions                              36,904                   284,901                  92,976                   747,527
Redeemed                                      (728,370)               (6,092,168)               (320,936)               (2,471,803)
                                            ----------              ------------------------  ----------------------  --------------
Net change                                      19,614              $    148,718                 102,184              $    808,897
                                            ----------              ------------------------  ----------------------  --------------

FOR THE YEAR ENDED SEPTEMBER 30, 2003


8. ADDITIONAL TAX INFORMATION | The tax character of distributions paid to shareholders during the year ended September 30, 2003 were as follows:

                                     AGGRESSIVE      SMALL CAP    SMALL CAP
                                     GROWTH FUND    GROWTH FUND   VALUE FUND   VALUE FUND  WORLDWIDE FUND
                                    -------------  -------------  ----------- -----------  --------------
Distributions paid from:
Ordinary income                     $          --  $          --  $        -- $   273,025     $   284,901
Long-term capital gains                        --             --           --          --              --
                                    -------------  -------------  ----------- -----------  --------------
Total taxable distributions         $          --  $          --  $        -- $   273,025     $   284,901
                                    -------------  -------------  ----------- -----------  --------------

As of September 30, 2003, the components of distributable earnings on a tax basis were follows:

                                     AGGRESSIVE      SMALL CAP    SMALL CAP
                                     GROWTH FUND    GROWTH FUND   VALUE FUND   VALUE FUND  WORLDWIDE FUND
                                    -------------  -------------  ----------- -----------  --------------
Undistributed ordinary income       $          --  $          --  $   568,187 $   445,158     $   445,204
Undistributed long-term capital
  gains                                        --             --    4,240,520          --              --
                                    -------------  -------------  ----------- -----------  --------------
Total undistributed earnings                   --             --    4,808,707     445,158         445,204
Capital loss carryforward            (119,831,301)  (222,154,056)          --  (3,179,432)     (2,482,954)
Deferred net capital losses (post
  October)                                     --             --           --  (1,389,857)             --
Unrealized Appreciation
  (Depreciation)                        9,761,697     11,317,367   61,207,745   2,400,514       1,121,740
                                    -------------  -------------  ----------- -----------  --------------
Total accumulated earnings (losses) $(110,069,604) $(210,836,689) $66,016,452 $(1,723,617)    $  (916,010)
                                    -------------  -------------  ----------- -----------  --------------
Capital loss carryforward years of
  expiration                            2009-2011      2009-2011           --   2010-2011       2009-2011

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Loomis Sayles Funds I and Loomis Sayles Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Loomis Sayles Small Cap Value Fund, a series of Loomis Sayles Funds I and Loomis Sayles Aggressive Growth Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Value Fund, and Loomis Sayles Worldwide Fund, each a series of Loomis Sayles Funds II, (collectively, the "Funds") at September 30, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
November 21, 2003

2003 U.S. TAX AND DISTRIBUTION INFORMATION TO SHAREHOLDERS (UNAUDITED)

CORPORATE DIVIDENDS RECEIVED DEDUCTION. | For the fiscal year ended, September 30, 2003, a percentage of dividends distributed by the Funds qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:

               QUALIFYING PERCENTAGE
               ---------------------
Value Fund            100.00%
Worldwide Fund          3.07%

ADDITIONAL INFORMATION

SHAREHOLDER MEETING (UNAUDITED). | At the special meeting of shareholders held on May 14, 2003, shareholders of Loomis Sayles Funds I (formerly, Loomis Sayles Investment Trust) voted for the following proposal:

1. ELECTION OF TRUSTEES

                               FOR     WITHHELD*
------------------------------------------------
(01) Joseph Alaimo          28,024,125 4,471,942
(02) Graham T. Allison, Jr. 28,012,936 4,483,131
(03) Edward A. Benjamin     28,012,936 4,483,131
(04) Robert J. Blanding     28,024,125 4,471,942
(05) Daniel M. Cain         28,012,936 4,483,131
(06) Paul G. Chenault       28,024,125 4,471,942
(07) Kenneth J. Cowan       28,012,936 4,483,131
(08) Richard Darman         28,012,936 4,483,131
(09) John T. Hailer         28,012,936 4,483,131
(10) Sandra O. Moose        28,012,936 4,483,131
(11) John A. Shane          28,012,936 4,483,131
(12) Peter S. Voss          28,024,125 4,471,942
(13) Pendleton P. White     28,012,936 4,483,131

*Includes Broker Non-Votes (if any).

SHAREHOLDER MEETING (UNAUDITED). | At the special meeting of shareholders held on June 10, 2003, shareholders of Loomis Sayles Funds II (formerly, Loomis Sayles Funds) voted for the following proposal:

1. ELECTION OF TRUSTEES

                                FOR     WITHHELD*
-------------------------------------------------
(01) Joseph Alaimo          134,298,551 8,672,577
(02) Graham T. Allison, Jr. 134,590,902 8,380,227
(03) Edward A. Benjamin     134,546,833 8,424,296
(04) Robert J. Blanding     134,572,705 8,398,423
(05) Daniel M. Cain         134,593,263 8,377,866
(06) Paul G. Chenault       134,352,172 8,618,957
(07) Kenneth J. Cowan       134,524,153 8,446,976
(08) Richard Darman         134,552,047 8,419,081
(09) John T. Hailer         134,613,039 8,358,089
(10) Sandra O. Moose        134,612,285 8,358,843
(11) John A. Shane          134,332,421 8,638,708
(12) Peter S. Voss          134,622,604 8,348,525
(13) Pendleton P. White     134,300,598 8,670,530

*Includes Broker Non-Votes (if any).

The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

                                POSITION(S)
                                 HELD WITH
                            FUND/1/, LENGTH OF                                               NUMBER OF PORTFOLIOS IN FUND
                              TIME SERVED AND            PRINCIPAL OCCUPATION(S)                 COMPLEX OVERSEEN AND
NAME, AGE AND ADDRESS        TERM OF OFFICE/2/             DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
Joseph Alaimo+ (73)              Trustee;       Chairman, Wayne Hummer Trust               26;
399 Boylston Street                             Company and Wayne Hummer
Boston, MA 02116            4 years for Loomis  Investment Trust                           None
                               Sayles Funds
                                  Trusts

Graham T. Allison, Jr. (63)    Trustee (2);     Douglas Dillon Professor and Director      44;
399 Boylston Street                             for the Belfer Center of Science and
Boston, MA 02116             19 years for CDC   International Affairs, John F. Kennedy     Director, Taubman Centers, Inc.;
                                Nvest Funds     School of Government, Harvard              Board Member, USEC Inc.
                            Trusts; Less than 1 University
                              year for Loomis
                               Sayles Funds
                                  Trusts

Edward A. Benjamin (65)        Trustee (1);     Retired; formerly, Partner, Ropes & Gray   44;
399 Boylston Street                             (law firm) until 1999
Boston, MA 02116             Less than 1 year                                              Director, Coal, Energy
                                                                                           Investments & Management;
                                                                                           Director, Precision Optics
                                                                                           Corporation
                                                                                           (optics manufacturer)

Daniel M. Cain (58)              Trustee,       President and CEO, Cain Brothers &         44;
452 Fifth Avenue               Chairman (1);    Company, Incorporated (investment
New York, NY 10018                              banking)                                   Trustee, Universal Health Realty
                              7 years for CDC                                              Income Trust;
                                Nvest Funds                                                Director, PASC; Director,
                            Trusts; Less than 1                                            Sheridan Healthcorp
                              year for Loomis
                               Sayles Funds
                                  Trusts

Paul G. Chenault (70)          Trustee (2);     Retired; formerly, Trustee, First Variable 44;
5852 Pebble Beach Way                           Life (variable life insurance)
San Luis Obispo, CA 93401    Less than 1 year                                              Director, Mailco Office
                               for CDC Nvest                                               Products, Inc.
                              Funds Trusts; 4
                             years for Loomis
                               Sayles Funds
                                  Trusts

Kenneth J. Cowan (71)             Trustee       Retired                                    44;
399 Boylston Street            Chairman (2);
Boston, MA 02116                                                                           None
                             28 years for CDC
                                Nvest Funds
                            Trusts; Less than 1
                              year for Loomis
                               Sayles Funds
                                  Trusts

                               POSITION(S)
                                HELD WITH
                           FUND/1/, LENGTH OF                                             NUMBER OF PORTFOLIOS IN FUND
                             TIME SERVED AND            PRINCIPAL OCCUPATION(S)               COMPLEX OVERSEEN AND
NAME, AGE AND ADDRESS       TERM OF OFFICE/2/             DURING PAST 5 YEARS               OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------

Richard Darman (60)           Trustee (2);     Partner, The Carlyle Group (investments); 44;
399 Boylston Street          7 years for CDC   Chairman of the Board of Directors of
Boston, MA 02116               Nvest Funds     AES Corporation (international power      Director and Chairman, AES
                           Trusts; Less than 1 company); formerly, Professor, John F.    Corporation
                             year for Loomis   Kennedy School of Government, Harvard
                              Sayles Funds     University
                                 Trusts

Sandra O. Moose (61)          Trustee (1);     Senior Vice President and Director, The   44;
One Exchange Place          21 years for CDC   Boston Consulting Group, Inc.
Boston, MA 02109               Nvest Funds     (management                               Director, Verizon
                           Trusts; Less than 1 consulting)                               Communications;
                             year for Loomis                                             Director, Rohm and Haas
                              Sayles Funds                                               Company
                                 Trusts

John A. Shane (70)            Trustee (2);     President, Palmer Service Corporation     44;
200 Unicorn Park Drive      21 years for CDC   (venture capital organization)
Woburn, MA 01801               Nvest Funds                                               Director, Gensym Corporation;
                           Trusts; Less than 1                                           Director, Overland Storage,
                             year for Loomis                                             Inc.; Director, ABT Associates
                              Sayles Funds                                               Inc.
                                 Trusts

Pendleton P. White (72)       Trustee (2);     Retired                                   44;
6 Breckenridge Lane         22 years for CDC
Savannah, GA 31411             Nvest Funds                                               None
                           Trusts; Less than 1
                             year for Loomis
                              Sayles Funds
                                 Trusts

INTERESTED TRUSTEES
Robert J. Blanding/3/ (56)    President and    President, Chairman, Director and Chief   44;
555 California Street        Chief Executive   Executive Officer, Loomis, Sayles &
San Francisco, CA 94104      Officer, Loomis   Company, L.P.;                            None
                             Sayles Funds I;
                             Chief Executive
                             Officer Loomis
                            Sayles Funds II;
                                 Trustee

                            Less than 1 year

John T. Hailer/4 /(42)        President and    President and Chief Executive Officer,    44;
399 Boylston Street          Chief Executive   CDC IXIS Asset Management
Boston, MA 02116              Officer, CDC     Distributors, L.P.; formerly, Senior Vice None
                               Nvest Funds     President, Fidelity Investments
                           Trusts; President,
                              Loomis Sayles
                                Funds II;
                             Executive Vice
                            President, Loomis
                             Sayles Funds I;
                                 Trustee

                             3 years for CDC
                               Nvest Funds
                            Trusts; Less than
                            1 year for Loomis
                              Sayles Funds
                                 Trusts

                              POSITION(S)
                               HELD WITH
                           FUND/1/, LENGTH OF                                            NUMBER OF PORTFOLIOS IN FUND
                            TIME SERVED AND            PRINCIPAL OCCUPATION(S)               COMPLEX OVERSEEN AND
NAME, AGE AND ADDRESS      TERM OF OFFICE/2/             DURING PAST 5 YEARS               OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------

Peter S. Voss/5/ (57)         Chairman of     Director, President and Chief Executive    44;
399 Boylston Street            the Board,     Officer, CDC IXIS Asset Management
Boston, MA 02116                Trustee;      North America, L.P.                        Trustee of Harris Associates
                                                                                         Investment Trust/6/
                              11 years for
                               CDC Nvest
                             Funds Trusts;
                            Less than 1 year
                               for Loomis
                              Sayles Funds
                                 Trusts

OFFICERS
Nicholas H. Palmerino (38)     Treasurer;     Senior Vice President, CDC IXIS Asset      Not Applicable;
399 Boylston Street                           Management Services, Inc.; Senior Vice
Boston, MA 02116             Not Applicable   President, CDC IXIS Asset Management       None
                                              Advisers, L.P.; formerly, Vice President,
                                              Loomis, Sayles & Company, L.P.

John E. Pelletier (39)         Secretary;     Senior Vice President, General Counsel,    Not Applicable;
399 Boylston Street                           Secretary and Clerk, CDC IXIS
Boston, MA 02116             Not Applicable   Distribution Corporation; Senior Vice      None
                                              President, General Counsel, Secretary
                                              and Clerk, CDC IXIS Asset Management
                                              Distributors, L.P.; Senior Vice President,
                                              General Counsel, Secretary and Clerk,
                                              CDC IXIS Asset Management Advisers,
                                              L.P.; Executive Vice President, General
                                              Counsel, Secretary, Clerk and Director,
                                              CDC IXIS Asset Management Services,
                                              Inc.

(1)Member of Audit Committee.
(2)Member of Contract Review and Governance Committee.

+Mr. Alaimo is a Trustee of Loomis Sayles Funds I and Loomis Sayles Funds II,
 but not of the CDC Nvest Funds Trusts.
1Except as noted, each Trustee and Officer holds the same positions with CDC
 Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Companies Trust I, AEW Real Estate Income Fund, CDC Nvest Cash Management Trust and CDC Nvest Tax Exempt Money Market Trust (the "CDC Nvest Funds Trusts") and Loomis Sayles Funds I and Loomis Sayles Funds II (the "Loomis Sayles Funds Trusts" and together with the CDC Nvest Funds Trusts, the "Trusts").
2All Trustees serve until retirement, resignation or removal from the Board.
 The current retirement age is 72. Messrs. Alaimo and White are expected to retire by December 31, 2003.
3Mr. Blanding is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P. ("Loomis Sayles").
4Mr. Hailer is an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation; President and Chief Executive Officer of CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors").
5Mr. Voss is an "interested person" of the Trusts because he holds the following positions with entities that may be considered to be affiliated persons of the Trusts: Director of CDC IXIS Asset Management Services, Inc.; Director of CDC IXIS Asset Management Distribution Corporation; Director and Chairman of CDC IXIS Asset Management Associates, Inc.; Director of AEW Capital Management, Inc; Director of Harris Associates, Inc; Director of Loomis, Sayles & Company, Inc.; Member of Reich & Tang Asset Management, LLC; Director of Westpeak Global Advisors, Inc.; Director of Vaughan, Nelson, Scarborough & McCullough, Inc.; Director, Hansberger Group, Inc.; Member, Board of Managers, Harris Alternatives L.L.C.; and Director and Member of Executive Board of CDC IXIS Asset Management.
6As of September 30, 2003, Harris Associates Investment Trust has seven series that were overseen by its Board of Trustees.

[LOGO] LS LOOMIS SAYLES FUNDS
         Loomis Sayles Mid Cap Growth Fund
         Loomis Sayles Small Company Growth Fund
         Loomis Sayles Tax-Managed Equity Fund
               (formerly Loomis Sayles Provident Fund)



                    TABLE OF CONTENTS
                    Fund and Manager Review               1
                    Portfolio of Investments              5
                    Statements of Assets and Liabilities 13
                    Statements of Operations             14
                    Statements of Changes in Net Assets  15
                    Financial Highlights                 18
                    Notes to Financial Statements        20
                    Report of Independent Auditors       26


         ANNUAL REPORT
         SEPTEMBER 30, 2003

FUND AND MANAGER REVIEW


LOOMIS SAYLES MID CAP GROWTH FUND

PORTFOLIO REVIEW | Throughout most of the fiscal year we tilted the Fund in favor of companies positioned to benefit from a cyclical economic recovery, de-emphasizing the more stable growth stories that outperformed during the economic downturn. This posture led to significant over-weights in the technology and consumer discretionary sectors, where we believed companies were well positioned to benefit from the unprecedented fiscal and monetary stimuli characteristic of the fiscal year.

Both sectors were important contributors to the Fund's strong one-year return, given their large weighting and strong absolute performance. Among our consumer discretionary stocks, holdings in the technology and business services industries drove the sector's performance. Despite their strong absolute and relative performance in the past two quarters, performance of the Fund's tech stocks did not keep pace with the benchmark's tech stocks for the full 12-month period, causing the Fund to underperform the benchmark, the Russell Midcap Growth Index. In addition, our overweight in the energy sector contributed to the performance shortfall.

The Fund remained under-weighted relative to the index in the financial services, healthcare and materials sectors. Within the healthcare sector, we believe growth rates have peaked for HMOs, drug distributors and many of the device and equipment manufacturers. We remain over-weight in biotech, though, because we continue to find companies with emerging product pipelines or exciting late-stage clinical trials. The Fund typically is under-weighted in the financial services and materials sectors, because we believe they contain few true growth stories.

OUTLOOK| We continue to believe that technology stocks may benefit from a renewed cycle of capital investment, supported by low interest rates and the accelerated depreciation allowance. Many tech companies reduced their cost structures during the recent economic downturn, and as such should enjoy strong operating leverage and the potential for accelerating earnings as the economy gains ground. In addition, we believe the Fund's consumer discretionary holdings are positioned to benefit from a general pick-up in the economy and continued strength in consumer spending.

 KEY FUND FACTS

 OBJECTIVE | Long-term capital growth from investments in common stocks or their equivalents

 STRATEGY | Invests primarily in common stocks or other equity securities (which may include securities offered in secondary markets on IPOs) of companies with market capitalization that fall within the capitalization range of the Russell Midcap Growth Index

 FUND INCEPTION DATE | 2/28/01

 EXPENSE RATIO | 0.90%

 TOTAL NET ASSETS | $7.7 million

[PHOTO]   [PHOTO]

Chris Ely Dave Smith
CHRIS ELY DAVE SMITH
[PHOTO]

Phil Fine
PHIL FINE

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED SEPTEMBER 30, 2003

                                                             SINCE
             DESCRIPTION                          1 YEAR INCEPTION
             -----------------------------------------------------
             LOOMIS SAYLES MID CAP GROWTH FUND    28.69%  -17.40%
             LIPPER MID-CAP GROWTH FUNDS INDEX(a) 27.76    -8.29
             RUSSELL MIDCAP GROWTH INDEX(a)       38.89    -6.37

 CUMULATIVE PERFORMANCE INCEPTION TO SEPTEMBER 30, 2003(b)

                                    [CHART]

                      Loomis            Lipper
                      Sayles            Mid Cap       Russell
                     Mid Cap            Growth        Midcap
                     Growth             Funds         Growth
                      Fund              Index         Index
                   ----------        ----------     -----------
02/28/2001         $2,500,000        $2,500,000     $2,500,000
03/31/2001          2,212,500         2,234,746      2,142,213
04/30/2001          2,572,500         2,529,397      2,499,294
05/31/2001          2,460,000         2,550,254      2,487,536
06/30/2001          2,385,000         2,540,300      2,488,846
07/31/2001          2,145,000         2,406,684      2,321,004
08/31/2001          1,882,500         2,245,433      2,152,774
09/30/2001          1,497,500         1,921,570      1,796,985
10/31/2001          1,645,000         2,028,555      1,985,876
11/30/2001          1,820,000         2,195,173      2,199,676
12/31/2001          1,842,500         2,290,384      2,283,291
01/31/2002          1,777,500         2,202,790      2,209,151
02/28/2002          1,595,000         2,093,265      2,083,914
03/31/2002          1,727,500         2,225,216      2,242,963
04/30/2002          1,640,000         2,151,243      2,124,210
05/31/2002          1,535,000         2,079,464      2,060,829
06/30/2002          1,385,000         1,892,628      1,833,400
07/31/2002          1,250,000         1,688,512      1,655,275
08/31/2002          1,230,000         1,668,377      1,649,513
09/30/2002          1,185,000         1,564,722      1,518,462
10/31/2002          1,232,500         1,643,623      1,636,078
11/30/2002          1,327,500         1,741,242      1,764,136
12/31/2002          1,170,000         1,638,309      1,657,550
01/31/2003          1,155,000         1,614,009      1,641,277
02/28/2003          1,145,000         1,589,093      1,627,005
03/31/2003          1,152,500         1,611,832      1,657,302
04/30/2003          1,240,000         1,724,897      1,770,143
05/31/2003          1,377,500         1,867,519      1,940,467
06/30/2003          1,377,500         1,896,753      1,968,141
07/31/2003          1,452,500         1,971,566      2,038,472
08/31/2003          1,590,000         2,068,530      2,150,734
09/30/2003          1,525,000         1,999,120      2,109,033


Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.

(a) Please see page 4 for a description of the indexes and important risk disclosure. (b) The mountain chart is based on the Fund's minimum initial investment of $2,500,000.

FUND AND MANAGER REVIEW



LOOMIS SAYLES SMALL COMPANY GROWTH FUND

PORTFOLIO REVIEW | At the end of the previous fiscal year the bear market of 2000-2002 was reaching its nadir. Investors were selling stocks in nearly all sectors--and at times indiscriminately. Consequently, valuations became attractive and fundamentals showed signs of improvement after several difficult years, particularly among technology stocks. These factors provided the foundation for the gains experienced during the past 12 months.

We took advantage of these positive valuation trends and over-weighted the technology and consumer discretionary sectors relative to the index. These over-weights were not due to a "top-down" view of the market or the economy; instead, they were the result of our finding a number of exciting opportunities in these sectors. Both sectors include an eclectic mix of companies, and we were able to identify many businesses with steady growth trends and solid profitability.

The Fund's energy sector was the only group that declined during the year, primarily due to the defensive nature of energy stocks. But our exposure to energy was relatively small, so the impact on Fund performance was minimal.

We believe the Fund outperformed the Russell 2000 Growth Index, the Fund's benchmark, during the fiscal year because we remained loyal to the small cap growth style throughout the difficult days of the bear market. Despite the challenges the bear market presented, we did not raise significant amounts of cash or dramatically alter the portfolio's construction to become more defensive. As such, when the bear market ended in early October, the Fund was well positioned to benefit from the rebound.

OUTLOOK | We will continue to focus on companies that we believe can produce sustained and/or accelerating growth over the next few years. We believe the traditional growth sectors of the economy--services, technology and healthcare--may produce the greatest number of opportunities in the months ahead, due to current economic trends and favorable demographics.
 KEY FUND FACTS

 OBJECTIVE | Long-term capital growth from investments in common stocks or their equivalents

 STRATEGY | Invests primarily in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index

 FUND INCEPTION DATE | 5/7/99

 EXPENSE RATIO | 0.90%

 TOTAL NET ASSETS | $24.2 million

[PHOTO]   [PHOTO]

Chris Ely Dave Smith
CHRIS ELY DAVE SMITH

[PHOTO]

Phil Fine
PHIL FINE


 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED SEPTEMBER 30, 2003

                                                                    SINCE
      FUND NAME                               1 YEAR 3 YEARS INCEPTION(a)
      -------------------------------------------------------------------
      LOOMIS SAYLES SMALL COMPANY GROWTH FUND 43.33% -24.86%    -3.90%
      LIPPER SMALL-CAP GROWTH FUNDS INDEX(b)  36.14  -12.09      4.14
      RUSSELL 2000 GROWTH INDEX(b)            41.72  -12.67     -3.21
      RUSSELL 2000 INDEX(b)                   36.50   -0.82      4.13

 CUMULATIVE PERFORMANCE INCEPTION TO SEPTEMBER 30, 2003(c)

                                    [CHART]

           Loomis Sayles Small   Lipper Small-Cap    Russell 2000  Russell 2000
           Company Growth Fund  Growth Funds Index   Growth Index      Index
           -------------------  ------------------   ------------  ------------
05/07/1999        $3,000,000        $3,000,000         $3,000,000    $3,000,000
05/31/1999         2,934,000         3,016,354          3,004,753     3,043,821
06/30/1999         3,396,000         3,298,675          3,163,029     3,181,461
07/31/1999         3,273,000         3,287,027          3,065,220     3,094,164
08/31/1999         3,315,000         3,240,941          2,950,585     2,979,653
09/30/1999         3,501,000         3,358,429          3,007,498     2,980,303
10/31/1999         3,951,000         3,554,247          3,084,532     2,992,374
11/30/1999         4,338,000         4,002,685          3,410,680     3,171,047
12/31/1999         5,331,000         4,809,787          4,011,818     3,530,009
01/31/2000         5,382,000         4,759,699          3,974,482     3,473,322
02/29/2000         7,368,000         6,154,247          4,899,203     4,046,892
03/31/2000         6,417,000         5,671,181          4,384,218     3,780,078
04/30/2000         5,703,000         4,970,115          3,941,564     3,552,611
05/31/2000         5,004,000         4,563,770          3,596,423     3,345,559
06/30/2000         6,156,000         5,367,502          4,061,012     3,637,195
07/31/2000         5,229,000         5,018,298          3,712,981     3,520,175
08/31/2000         6,141,000         5,557,998          4,103,539     3,788,767
09/30/2000         5,934,000         5,282,750          3,899,678     3,677,414
10/31/2000         5,349,000         4,886,405          3,583,124     3,513,254
11/30/2000         4,002,000         4,054,260          2,932,549     3,152,614
12/31/2000         4,508,999         4,412,859          3,111,995     3,423,368
01/31/2001         4,393,305         4,547,319          3,363,881     3,601,600
02/28/2001         3,495,159         3,965,154          2,902,774     3,365,283
03/31/2001         3,123,722         3,580,050          2,638,858     3,200,667
04/30/2001         3,534,738         3,966,561          2,961,925     3,451,054
05/31/2001         3,434,268         4,074,036          3,030,531     3,535,880
06/30/2001         3,437,312         4,176,764          3,113,175     3,657,972
07/31/2001         3,248,549         3,943,935          2,847,589     3,459,969
08/31/2001         3,004,984         3,710,450          2,669,754     3,348,217
09/30/2001         2,456,963         3,131,357          2,238,977     2,897,505
10/31/2001         2,700,528         3,360,816          2,454,374     3,067,068
11/30/2001         2,895,380         3,621,247          2,659,251     3,304,510
12/31/2001         3,050,653         3,840,612          2,824,813     3,508,476
01/31/2002         2,892,335         3,724,480          2,724,318     3,471,984
02/28/2002         2,603,102         3,499,090          2,547,990     3,376,829
03/31/2002         2,846,667         3,785,168          2,769,458     3,648,232
04/30/2002         2,715,751         3,685,299          2,709,539     3,681,480
05/31/2002         2,526,988         3,537,460          2,551,112     3,518,089
06/30/2002         2,393,027         3,274,603          2,334,782     3,343,530
07/31/2002         1,918,075         2,810,198          1,975,945     2,838,554
08/31/2002         1,921,120         2,806,116          1,975,026     2,831,326
09/30/2002         1,756,713         2,635,933          1,832,366     2,627,997
10/31/2002         1,863,273         2,748,407          1,925,048     2,712,256
11/30/2002         1,988,100         2,978,613          2,115,891     2,954,308
12/31/2002         1,826,738         2,779,617          1,969,971     2,789,815
01/31/2003         1,762,802         2,706,216          1,916,453     2,712,601
02/28/2003         1,723,223         2,621,886          1,865,348     2,630,638
03/31/2003         1,732,357         2,675,954          1,893,587     2,664,512
04/30/2003         1,918,075         2,897,118          2,072,796     2,917,154
05/31/2003         2,134,239         3,192,537          2,306,381     3,230,202
06/30/2003         2,216,442         3,300,728          2,350,829     3,288,658
07/31/2003         2,389,982         3,493,734          2,528,543     3,494,430
08/31/2003         2,563,523         3,678,998          2,664,357     3,654,645
09/30/2003         2,517,854         3,588,638          2,596,912     3,587,186


Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Since index performance data is not available coincident with the Fund's inception date, comparative performance is presented from the month-end closest to the Fund's inception date (April 30, 1999). (b) Please see page 4 for a description of the indexes and important risk disclosure. (c) The mountain chart is based on the Fund's minimum initial investment of $3,000,000.

FUND AND MANAGER REVIEW


LOOMIS SAYLES TAX-MANAGED EQUITY FUND

PORTFOLIO REVIEW | We focused on uncovering companies with solid earnings growth potential and attractive valuations. We found many such companies within the consumer discretionary, industrial, information technology and materials sectors--areas that we feel have a direct correlation to improving economic growth. In particular, we believe consumer discretionary stocks should benefit from employment growth and an increase in consumer income levels. The industrial and materials sectors should benefit from a rebuilding of inventories and an increased demand for commodities. A rebound in information technology spending already has led to revenue growth among hardware and semiconductor manufacturers. In fact, stocks in this sector were among the Fund's leading performers for the fiscal year.

As of June 1, 2003, the Fund began using a tax-managed approach as a principal investment strategy. In seeking its investment objective, the Fund will use this approach in an effort to minimize the effect of U.S. federal (and, in some cases, state) income tax on investment returns for investors who are subject to such tax.

In addition, the Fund realized strong performance from the telecommunication services and utilities sectors. These sectors primarily consist of stocks with higher dividend yields, and high-dividend stocks benefited from lower interest rates and the favorable change in the tax treatment of dividends.

In general, we avoided purchasing more stocks in the financials, consumer staples and health care sectors. We were concerned about the potential for rising interest rates and the impact higher rates would have on margins at many banks and financial companies. Consumer staples stocks suffered due to reduced earnings growth resulting from increased pricing pressures. Pricing issues also dampened the health care sector, where many large pharmaceutical companies faced patent expirations.

The Fund underperformed the S&P 500 Index, the Fund's benchmark, for the one-year period, primarily due to a significant cash position we held pending a large redemption.

OUTLOOK | We believe stocks may continue to offer attractive return potential for investors. Low interest rates, productivity enhancements, tax cuts and improving economic growth may continue to drive strong earnings and cash flow in the months ahead.

 KEY FUND FACTS
 OBJECTIVE | Long-term capital growth from investments in common stocks or their equivalents
 STRATEGY | Invests primarily in equity securities and may invest in companies of any size. The Fund uses a tax-managed approach in an effort to minimize the effect of federal income tax
 FUND INCEPTION DATE | 10/1/95
 FUND REGISTRATION DATE | 3/7/97
 EXPENSE RATIO | 0.65%
 TOTAL NET ASSETS | $2.5 million

 [PHOTO]     [PHOTO]

Robert Ix Mark A. Shank
ROBERT IX MARK A. SHANK

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED SEPTEMBER 30, 2003

                                                             SINCE           SINCE
FUND NAME                1 YEAR 3 YEARS 5 YEARS REGISTRATION(a)(b) INCEPTION(a)(b)
----------------------------------------------------------------------------------
LOOMIS SAYLES TAX-
MANAGED EQUITY FUND      13.50%  -4.97%  7.20%         8.40%            9.77%
RETURN AFTER TAXES ON
DISTRIBUTION             13.30   -7.46   2.07          4.09             6.11
RETURN AFTER TAXES ON
DISTRIBUTION AND SALE OF
FUND SHARES               8.28   -4.96   4.20          5.48             6.93
LIPPER MULTI-CAP CORE
FUNDS INDEX(c)           24.77   -8.84   2.83          4.93             7.63
S&P 500 INDEX(c)         24.40  -10.13   1.00          5.10             8.61

 CUMULATIVE PERFORMANCE REGISTRATION TO SEPTEMBER 30, 2003(d)

                                    [CHART]

            Loomis Sayles Tax-    Lipper Multi-Cap
           Managed Equity Fund       Core Index       S&P 500 Index
           -------------------    ----------------    -------------
03/07/1997       $250,000              $250,000         $250,000
03/31/1997        239,400               240,761          239,728
04/30/1997        249,995               249,093          254,039
05/31/1997        260,386               265,902          269,506
06/30/1997        264,664               275,935          281,581
07/31/1997        285,059               296,903          303,985
08/31/1997        272,223               288,745          286,955
09/30/1997        281,799               304,622          302,671
10/31/1997        272,630               293,161          292,563
11/30/1997        273,853               298,142          306,106
12/31/1997        270,575               302,300          311,363
01/31/1998        274,989               303,991          314,807
02/28/1998        295,293               325,697          337,512
03/31/1998        310,079               340,978          354,796
04/30/1998        316,259               344,674          358,365
05/31/1998        307,210               335,215          352,206
06/30/1998        316,700               344,621          366,512
07/31/1998        319,128               337,592          362,609
08/31/1998        272,561               285,037          310,184
09/30/1998        299,927               298,549          330,055
10/31/1998        312,507               318,921          356,902
11/30/1998        327,514               336,014          378,533
12/31/1998        363,190               358,799          400,346
01/31/1999        375,218               370,701          417,087
02/28/1999        362,604               356,420          404,125
03/31/1999        383,139               367,674          420,293
04/30/1999        394,287               382,673          436,569
05/31/1999        388,420               378,397          426,260
06/30/1999        413,943               396,944          449,917
07/31/1999        411,890               388,203          435,868
08/31/1999        406,902               381,437          433,712
09/30/1999        394,874               371,928          421,822
10/31/1999        400,155               390,806          448,515
11/30/1999        402,795               403,387          457,632
12/31/1999        430,627               433,310          484,585
01/31/2000        417,766               421,067          460,238
02/29/2000        439,940               437,289          451,526
03/31/2000        482,958               465,317          495,699
04/30/2000        482,958               448,043          480,785
05/31/2000        489,611               432,472          470,921
06/30/2000        482,515               450,709          482,531
07/31/2000        473,202               443,666          474,989
08/31/2000        510,455               474,966          504,490
09/30/2000        494,933               453,148          477,856
10/31/2000        494,489               448,028          475,836
11/30/2000        482,071               409,881          438,322
12/31/2000        505,560               418,852          440,467
01/31/2001        484,405               433,310          456,094
02/28/2001        473,013               394,303          414,507
03/31/2001        457,825               370,916          388,248
04/30/2001        474,098               400,964          418,418
05/31/2001        477,895               404,342          421,222
06/30/2001        459,995               397,384          410,970
07/31/2001        455,113               389,394          406,924
08/31/2001        436,669               367,333          381,450
09/30/2001        416,056               329,678          350,647
10/31/2001        423,108               338,629          357,333
11/30/2001        438,297               365,222          384,743
12/31/2001        446,478               373,780          388,114
01/31/2002        442,615               365,514          382,450
02/28/2002        440,959               358,912          375,074
03/31/2002        461,931               373,438          389,180
04/30/2002        454,205               357,565          365,585
05/31/2002        451,997               354,636          362,892
06/30/2002        427,714               326,853          337,043
07/31/2002        399,016               301,075          310,776
08/31/2002        397,360               302,980          312,810
09/30/2002        374,181               275,117          278,814
10/31/2002        387,978               292,537          303,354
11/30/2002        399,568               310,351          321,209
12/31/2002        388,649               292,519          302,338
01/31/2003        376,452               287,579          294,418
02/28/2003        374,234               282,614          290,001
03/31/2003        375,343               283,528          292,816
04/30/2003        399,183               305,579          316,936
05/31/2003        418,588               326,243          333,634
06/30/2003        419,142               331,114          337,890
07/31/2003        426,350               337,512          343,848
08/31/2003        434,666               347,890          350,554
09/30/2003        424,695               343,263          346,831


 CUMULATIVE PERFORMANCE INCEPTION TO SEPTEMBER 30, 2003(d)

                                    [CHART]

             Loomis Sayles Tax-     Lipper Multi-Cap
             Managed Equity Fund        Core Index      S&P 500 Index
             -------------------    -----------------   -------------
10/01/1995         $250,000            $250,000           $250,000
10/31/1995          245,000             246,367            249,106
11/30/1995          251,000             256,957            260,042
12/31/1995          251,056             260,604            265,051
01/31/1996          250,806             267,360            274,072
02/29/1996          255,316             272,840            276,613
03/31/1996          255,316             276,407            279,276
04/30/1996          261,079             283,096            283,393
05/31/1996          265,087             288,628            290,702
06/30/1996          263,334             285,556            291,811
07/31/1996          248,801             271,583            278,918
08/31/1996          257,070             280,648            284,802
09/30/1996          270,600             294,863            300,832
10/31/1996          277,114             298,544            309,129
11/30/1996          297,158             317,833            332,495
12/31/1996          290,230             313,950            325,907
01/31/1997          308,432             328,827            346,268
02/28/1997          305,904             327,853            348,982
03/31/1997          297,056             315,737            334,643
04/30/1997          310,202             326,663            354,621
05/31/1997          323,096             348,707            376,211
06/30/1997          328,405             361,864            393,066
07/31/1997          353,712             389,362            424,342
08/31/1997          337,783             378,663            400,569
09/30/1997          349,666             399,485            422,507
10/31/1997          338,289             384,455            408,396
11/30/1997          339,806             390,987            427,302
12/31/1997          335,738             396,440            434,641
01/31/1998          341,215             398,658            439,448
02/28/1998          366,409             427,122            471,143
03/31/1998          384,757             447,163            495,270
04/30/1998          392,425             452,009            500,252
05/31/1998          381,197             439,604            491,654
06/30/1998          392,973             451,940            511,625
07/31/1998          395,985             442,722            506,177
08/31/1998          338,203             373,801            432,995
09/30/1998          372,160             391,521            460,733
10/31/1998          387,769             418,236            498,210
11/30/1998          406,391             440,653            528,405
12/31/1998          450,659             470,533            558,855
01/31/1999          465,584             486,141            582,224
02/28/1999          449,931             467,414            564,129
03/31/1999          475,413             482,172            586,699
04/30/1999          489,246             501,842            609,419
05/31/1999          481,965             496,235            595,028
06/30/1999          513,635             520,557            628,051
07/31/1999          511,087             509,094            608,440
08/31/1999          504,898             500,221            605,430
09/30/1999          489,974             487,751            588,833
10/31/1999          496,526             512,507            626,095
11/30/1999          499,802             529,006            638,822
12/31/1999          534,337             568,248            676,446
01/31/2000          518,378             552,192            642,460
02/29/2000          545,893             573,466            630,298
03/31/2000          599,271             610,222            691,960
04/30/2000          599,271             587,569            671,142
05/31/2000          607,526             567,148            657,372
06/30/2000          598,721             591,065            673,578
07/31/2000          587,165             581,829            663,050
08/31/2000          633,390             622,876            704,232
09/30/2000          614,129             594,263            667,053
10/31/2000          613,579             587,549            664,233
11/30/2000          598,171             537,523            611,866
12/31/2000          627,316             549,287            614,860
01/31/2001          601,066             568,248            636,675
02/28/2001          586,931             517,094            578,622
03/31/2001          568,085             486,423            541,966
04/30/2001          588,277             525,828            584,082
05/31/2001          592,989             530,259            587,995
06/30/2001          570,777             521,134            573,684
07/31/2001          564,719             510,656            568,037
08/31/2001          541,834             481,724            532,477
09/30/2001          516,257             432,343            489,478
10/31/2001          525,007             444,082            498,812
11/30/2001          543,854             478,956            537,074
12/31/2001          554,006             490,179            541,779
01/31/2002          549,212             479,339            533,873
02/28/2002          547,158             470,681            523,577
03/31/2002          573,180             489,731            543,268
04/30/2002          563,593             468,915            510,331
05/31/2002          560,854             465,074            506,571
06/30/2002          530,722             428,638            470,488
07/31/2002          495,113             394,834            433,821
08/31/2002          493,058             397,332            436,660
09/30/2002          464,296             360,792            389,204
10/31/2002          481,417             383,636            423,460
11/30/2002          495,797             406,998            448,385
12/31/2002          482,249             383,612            422,043
01/31/2003          467,114             377,135            410,987
02/28/2003          464,363             370,624            404,820
03/31/2003          465,739             371,822            408,751
04/30/2003          495,320             400,739            442,420
05/31/2003          519,398             427,839            465,730
06/30/2003          520,086             434,227            471,671
07/31/2003          529,029             442,617            479,987
08/31/2003          539,349             456,227            489,348
09/30/2003          526,966             450,159            484,151

Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.
(a) Shares of the Fund were registered for offer and sale under the Securities Act of 1933 on March 7, 1997. In accordance with SEC regulations, performance information is provided for the period beginning on March 7, 1997 ("Registration"). Performance from inception is also provided for the convenience of our shareholders. (b) Since index performance data is not available coincident with the Fund's inception and registration dates, comparative performance is presented from the month end closest to the Fund's inception and registration dates (September 30, 1995 and February 28, 1997, respectively). (c) Please see page 4 for a description of the indexes, important risk disclosure and disclosure related to after tax returns. (d) The mountain chart is based on the Fund's minimum initial investment of $250,000.

DISCLOSURE

LOOMIS SAYLES MID CAP GROWTH FUND, LOOMIS SAYLES SMALL COMPANY GROWTH FUND, LOOMIS SAYLES TAX-MANAGED EQUITY FUND
Small and mid-cap stocks may be more volatile and subject to wider value fluctuations than larger, more established companies. The secondary market of small and mid-cap stocks may be less liquid, or harder to sell, which could also adversely impact the Fund's value. Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund. Growth funds involve increased risks because, in part, the value of the Fund's underlying securities is based on future expectations that may or may not be met.

INDEX DEFINITIONS
Indexes are unmanaged and do not have expenses that affect results, unlike mutual funds. Index returns are adjusted for the reinvestment of capital gain distributions and income dividends. It is not possible to invest directly in an index.
Lipper Mid-Cap Growth Funds Index is an equally weighted index of typically the 30 largest mutual funds within the mid-cap growth funds investment objective. Lipper Multi-Cap Core Funds Index is an equally weighted index of typically the 30 largest mutual funds within the multi-cap core funds investment objective. Lipper Small-Cap Growth Funds Index is an equally weighted index of typically the 30 largest mutual funds within the small-cap growth funds investment objective.
Source: Lipper, Inc.

Russell Midcap Growth Index is an index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Russell 2000 Growth Index is an index comprised of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000 Index is an index comprised of the 2,000 smallest companies in the Russell 3000 Index (a broad market index), representing approximately 8% of the Russell 3000 total market capitalization.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value.

AFTER TAX RETURNS
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distribution or even the Return Before Taxes.

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

LOOMIS SAYLES MID CAP GROWTH FUND


                                                 SHARES  VALUE +
----------------------------------------------------------------

COMMON STOCKS - 98.3% OF NET ASSETS

AIRLINES - 2.0%
Jetblue Airways Corp.*                            2,500 $152,425
                                                        --------
BIOTECHNOLOGY - 7.7%
Amylin Pharmaceuticals, Inc.*                     3,200   90,368
Celgene Corp.*                                    2,650  114,824
Gilead Sciences, Inc.*                            1,050   58,727
Human Genome Sciences, Inc.*                      3,775   51,567
ICOS Corp.*                                       2,150   82,388
Invitrogen Corp.*                                 1,400   81,186
OSI Pharmaceuticals, Inc.*                        1,100   35,717
Telik, Inc.*                                      3,850   77,192
                                                        --------
                                                         591,969
                                                        --------
CAPITAL MARKETS - 2.2%
Ameritrade Holding Corp.*                        14,975  168,469
                                                        --------
COMMERCIAL SERVICES & SUPPLIES - 7.9%
Apollo Group, Inc.-University of Phoenix Online*  2,616  174,173
Career Education Corp.*                           2,675  121,178
Corinthian Colleges, Inc.*                        2,500  142,900
Monster Worldwide, Inc.*                          6,675  168,076
                                                        --------
                                                         606,327
                                                        --------
COMMUNICATIONS EQUIPMENT - 8.1%
Avaya, Inc.*                                      9,725  106,003
Foundry Networks, Inc.*                           8,250  177,457
Juniper Networks, Inc.*                           7,975  118,987
NetScreen Technologies, Inc.*                     5,850  130,045
Sonus Networks, Inc.*                            12,300   85,239
                                                        --------
                                                         617,731
                                                        --------
COMPUTERS & PERIPHERALS - 6.7%
ATI Technologies, Inc. *                         11,850  175,972
Network Appliance, Inc.*                          8,550  175,531
SanDisk Corp. *                                   2,575  164,131
                                                        --------
                                                         515,634
                                                        --------
ENERGY EQUIPMENT & SERVICES - 1.9%
Rowan Cos., Inc.                                  5,975  146,866
                                                        --------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
Zimmer Holdings, Inc.*                            2,700  148,770
                                                        --------
HEALTH CARE PROVIDERS & SERVICES - 1.5%
Odyssey Healthcare, Inc.*                         3,900  116,298
                                                        --------
HOTELS RESTAURANTS & LEISURE - 1.6%
Station Casinos, Inc.                             3,875  118,575
                                                        --------
INSURANCE - 1.4%
Everest Re Group Ltd.                             1,400  105,224
                                                        --------
INTERNET & CATALOG RETAIL - 3.9%
Amazon.com, Inc.*                                 3,725  180,141
Netflix, Inc.*                                    3,625  121,836
                                                        --------
                                                         301,977
                                                        --------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                 SHARES    VALUE +
------------------------------------------------------------------

COMMON STOCKS - CONTINUED

INTERNET SOFTWARE & SERVICES - 12.0%
Ask Jeeves, Inc.*                                 5,775 $  100,485
CNET Networks, Inc.*                              9,050     64,074
DoubleClick, Inc.*                               10,050    108,238
j2 Global Communications, Inc.*                   3,050    115,381
Netease.com, Inc. ADR*                            2,750    153,505
Sohu.com, Inc.*                                   3,325    103,408
United Online, Inc.*                              4,900    170,128
VeriSign, Inc.*                                   7,650    103,046
                                                        ----------
                                                           918,265
                                                        ----------
IT SERVICES - 2.0%
Cognizant Technology Solutions Corp.*             4,225    154,086
                                                        ----------
LEISURE EQUIPMENT & PRODUCTS - 2.0%
Leapfrog Enterprises, Inc.*                       3,950    150,100
                                                        ----------
MEDIA - 3.1%
Univision Communications, Inc., Class A*          4,600    146,878
XM Satellite Radio Holdings, Inc.*                6,025     93,568
                                                        ----------
                                                           240,446
                                                        ----------
PHARMACEUTICALS - 5.6%
Angiotech Pharmaceuticals, Inc.*                  2,600    113,490
Esperion Therapeutics, Inc.*                      3,800     73,644
Medicines Co.*                                    3,500     91,000
Pharmaceutical Resources, Inc.*                   2,175    148,379
                                                        ----------
                                                           426,513
                                                        ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.2%
Amkor Technology, Inc.*                           6,825     96,983
Cymer, Inc.*                                      2,550    105,060
Cypress Semiconductor Corp.*                     10,925    193,154
KLA-Tencor Corp.*                                 2,975    152,915
Marvell Technology Group Ltd.*                    4,275    161,382
OmniVision Technologies, Inc.*                    2,625    110,880
PMC-Sierra, Inc.*                                 8,875    117,070
Vitesse Semiconductor Corp.*                     11,650     74,560
                                                        ----------
                                                         1,012,004
                                                        ----------
SOFTWARE - 8.8%
BEA Systems, Inc.*                                8,450    101,822
Business Objects SA ADR*                          4,325    107,909
Electronic Arts, Inc.*                            1,675    154,485
Mercury Interactive Corp.*                        3,375    153,259
VERITAS Software Corp.*                           4,950    155,430
                                                        ----------
                                                           672,905
                                                        ----------
SPECIALTY RETAIL - 3.2%
Chico's FAS, Inc.*                                4,650    142,476
Williams-Sonoma, Inc.*                            3,800    102,524
                                                        ----------
                                                           245,000
                                                        ----------

                                                SHARES    VALUE +
-----------------------------------------------------------------

COMMON STOCKS - CONTINUED

TEXTILES APPAREL & LUXURY GOODS - 1.6%
Coach, Inc.*                                    2,175  $  118,755
                                                       ----------

TOTAL COMMON STOCKS
 (Identified Cost $6,092,973)                           7,528,339
                                                       ----------

TOTAL INVESTMENTS - 98.3%
 (Identified Cost $6,092,973)@                          7,528,339
 Cash and Other Assets, Less Liabilities--1.7%            131,765
                                                       ----------

NET ASSETS - 100%                                      $7,660,104
                                                       ----------

+  See Note 2.
*  Non-income producing security
@ At September 30, 2003, the net unrealized appreciation on investments based on cost of $6,093,065 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,558,076 and $ 122,802, respectively, resulting in net unrealized appreciation of $1,435,274.
   Key to Abbreviations: ADR: American Depositary Receipt

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

LOOMIS SAYLES SMALL COMPANY GROWTH FUND


                                             SHARES    VALUE +
--------------------------------------------------------------

COMMON STOCKS - 97.8% OF NET ASSETS

AIRLINES - 1.7%
AirTran Holdings, Inc.*                      24,975 $  418,331
                                                    ----------
BIOTECHNOLOGY - 4.4%
Exact Sciences Corp.*                        11,575    156,263
ILEX Oncology, Inc.*                         10,350    171,913
NPS Pharmaceuticals, Inc.*                    8,450    235,332
Tanox, Inc.*                                  8,300    166,083
Telik, Inc.*                                  9,000    180,450
XOMA Ltd.*                                   22,350    165,390
                                                    ----------
                                                     1,075,431
                                                    ----------
COMMERCIAL BANKS - 3.1%
East West Bancorp, Inc.                       8,575    366,581
UCBH Holdings, Inc.                          12,825    387,700
                                                    ----------
                                                       754,281
                                                    ----------
COMMERCIAL SERVICES & SUPPLIES - 5.6%
Corporate Executive Board Co.*                5,175    242,966
CoStar Group, Inc.*                          12,950    336,700
DiamondCluster International, Inc., Class A* 34,075    230,688
Navigant Consulting, Inc.*                   15,675    192,959
Strayer Education, Inc.                       3,700    357,827
                                                    ----------
                                                     1,361,140
                                                    ----------
COMMUNICATIONS EQUIPMENT - 7.2%
Enterasys Networks, Inc.*                    53,150    212,600
Packeteer, Inc.*                             28,375    341,919
Performance Technologies, Inc.*              21,900    268,275
SafeNet, Inc.*                               14,200    513,046
SpectraLink Corp.*                           21,575    403,021
                                                    ----------
                                                     1,738,861
                                                    ----------
COMPUTERS & PERIPHERALS - 4.0%
Advanced Digital Information Corp.*          26,350    369,427
Dot Hill Systems Corp.*                      26,275    361,544
M-Systems Flash Disk Pioneers Ltd.*          14,775    231,820
                                                    ----------
                                                       962,791
                                                    ----------
CONSUMER FINANCE - 1.6%
iDine Rewards Networks, Inc.*                23,600    383,500
                                                    ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.4%
Digital Theater Systems, Inc.*                7,725    220,016
Lexar Media, Inc.*                           29,375    500,550
TTM Technologies, Inc.*                      24,850    354,858
                                                    ----------
                                                     1,075,424
                                                    ----------
FOOD PRODUCTS - 1.4%
Peet's Coffee & Tea, Inc.*                   17,700    346,035
                                                    ----------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
Epix Medical, Inc.*                          11,250    191,475
Interpore International, Inc.*               10,325    158,592
Kyphon, Inc.*                                10,350    201,825
                                                    ----------
                                                       551,892
                                                    ----------

                                                 SHARES    VALUE +
------------------------------------------------------------------

COMMON STOCKS - CONTINUED

HEALTH CARE PROVIDERS & SERVICES - 7.4%
Advisory Board Co.*                              10,100 $  459,045
Odyssey Healthcare, Inc.*                        15,668    467,220
United Surgical Partners International, Inc.*    14,375    406,812
VistaCare, Inc., Class A*                        14,700    460,110
                                                        ----------
                                                         1,793,187
                                                        ----------
HOTELS RESTAURANTS & LEISURE - 2.0%
Station Casinos, Inc.                            15,950    488,070
                                                        ----------
INTERNET & CATALOG RETAIL - 0.5%
RedEnvelope, Inc.*                                9,175    128,450
                                                        ----------
INTERNET SOFTWARE & SERVICES - 11.7%
Ask Jeeves, Inc.*                                18,100    314,940
CNET Networks, Inc.*                             12,575     89,031
DoubleClick, Inc.*                               20,225    217,823
eCollege.com*                                    25,300    509,542
j2 Global Communications, Inc.*                  11,950    452,068
Netegrity, Inc.*                                 16,875    168,919
RealNetworks, Inc.*                               9,925     65,009
SkillSoft Plc*                                   34,925    260,191
SonicWALL, Inc.*                                 29,125    168,634
United Online, Inc.*                             16,700    579,824
                                                        ----------
                                                         2,825,981
                                                        ----------
LEISURE EQUIPMENT & PRODUCTS - 2.0%
Leapfrog Enterprises, Inc.*                      12,600    478,800
                                                        ----------
MEDIA - 2.1%
Cumulus Media, Inc., Class A*                     5,550     94,627
Harris Interactive, Inc.*                        23,800    167,552
XM Satellite Radio Holdings, Inc.*               15,175    235,668
                                                        ----------
                                                           497,847
                                                        ----------
PHARMACEUTICALS - 5.8%
Angiotech Pharmaceuticals, Inc.*                  3,825    166,961
AtheroGenics, Inc.*                              10,850    181,629
Esperion Therapeutics, Inc.*                      9,025    174,905
Flamel Technologies S.A.*                         5,900    198,889
Impax Laboratories, Inc.*                        19,100    238,941
Medicines Co.*                                    9,425    245,050
POZEN, Inc.*                                     10,900    193,802
                                                        ----------
                                                         1,400,177
                                                        ----------
ROAD & RAIL - 1.6%
Old Dominion Freight Line, Inc.*                 13,462    391,610
                                                        ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.8%
Actel Corp.*                                     13,775    330,187
Asyst Technologies, Inc.*                        26,300    370,041
ATMI, Inc.*                                      14,525    367,046
August Technology Corp.*                         17,925    255,252
FormFactor, Inc.*                                12,200    263,886
OmniVision Technologies, Inc.*                    8,350    352,704

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                                               SHARES     VALUE +
-------------------------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Power Integrations, Inc.*                                                     12,225  $   406,359
Sigmatel, Inc.*                                                               13,175      271,537
                                                                                      -----------
                                                                                        2,617,012
                                                                                      -----------
SOFTWARE - 10.8%
Altiris, Inc.*                                                                16,850      442,818
Concord Communications, Inc.*                                                 23,825      311,869
Documentum, Inc.*                                                             18,750      399,562
Embarcadero Technologies, Inc.*                                               37,650      378,006
JDA Software Group, Inc.*                                                     24,950      371,007
Kronos, Inc.*                                                                  4,450      235,450
RSA Security, Inc.*                                                           33,825      483,021
                                                                                      -----------
                                                                                        2,621,733
                                                                                      -----------
SPECIALTY RETAIL - 6.3%
Jos. A. Bank Clothiers, Inc.*                                                  8,575      377,043
Select Comfort Corp.*                                                         16,125      427,312
The Sports Authority, Inc.*                                                   13,475      423,924
Tractor Supply Co.*                                                            8,825      289,548
                                                                                      -----------
                                                                                        1,517,827
                                                                                      -----------
WIRELESS TELECOMMUNICATION SERVICES - 1.1%
At Road, Inc.*                                                                19,175      257,904
                                                                                      -----------

TOTAL COMMON STOCKS
 (Identified Cost $18,929,233)                                                         23,686,284
                                                                                      -----------

                                                                          FACE AMOUNT
-------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 5.6% OF NET ASSETS
Repurchase Agreement with State Street Corp., dated 9/30/03 at 0.350%
to be repurchased at $1,366,013 on 10/01/03 collateralized by $1,355,000
U.S. Treasury Note, 3.375% due 4/30/04 with a value of $1,395,819         $1,366,000    1,366,000
                                                                                      -----------

TOTAL SHORT-TERM INVESTMENT
 (Identified Cost $1,366,000)                                                           1,366,000
                                                                                      -----------

TOTAL INVESTMENTS - 103.4%
 (Identified Cost $20,295,233)@                                                        25,052,284
 Liabilities, Less Cash and Other Assets--(3.4%)                                        (821,926)
                                                                                      -----------

NET ASSETS - 100%                                                                     $24,230,358
                                                                                      -----------

+  See Note 2.
*  Non-income producing security
@ At September 30, 2003, the net unrealized appreciation on investments based on cost of $20,511,274 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $4,835,699 and $294,689, respectively, resulting in net unrealized appreciation of $4,541,010.

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

LOOMIS SAYLES TAX-MANAGED EQUITY FUND


                                              SHARES  VALUE +
-------------------------------------------------------------

COMMON STOCKS - 97.4% OF NET ASSETS

AEROSPACE & DEFENSE - 2.3%
Northrop Grumman Corp.                          650  $ 56,043
                                                     --------
AUTOMOBILES - 2.0%
Harley-Davidson, Inc.                         1,050    50,610
                                                     --------
BEVERAGES - 2.8%
PepsiCo, Inc.                                 1,500    68,745
                                                     --------
BIOTECHNOLOGY - 2.0%
Amgen, Inc.*                                    775    50,042
                                                     --------
BUILDING PRODUCTS - 2.1%
Masco Corp.                                   2,175    53,244
                                                     --------
CAPITAL MARKETS - 2.4%
Goldman Sachs Group, Inc.                       725    60,828
                                                     --------
CHEMICALS - 3.0%
Praxair, Inc.                                 1,200    74,340
                                                     --------
COMMERCIAL BANKS - 3.1%
Wells Fargo & Co.                             1,475    75,962
                                                     --------
COMMUNICATIONS EQUIPMENT - 6.5%
Cisco Systems, Inc.*                          3,175    62,039
Harris Corp.                                  1,625    58,159
Nokia Oyj ADR                                 2,625    40,950
                                                     --------
                                                      161,148
                                                     --------
COMPUTERS & PERIPHERALS - 2.0%
Dell, Inc.*                                   1,500    50,085
                                                     --------
DIVERSIFIED FINANCIAL SERVICES - 2.7%
Citigroup, Inc.                               1,500    68,265
                                                     --------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.8%
CenturyTel, Inc.                              2,050    69,475
                                                     --------
ELECTRIC UTILITIES - 2.5%
Dominion Resources, Inc.                      1,000    61,900
                                                     --------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.9%
Flextronics International Ltd.*               3,300    46,794
                                                     --------
ENERGY EQUIPMENT & SERVICES - 1.2%
GlobalSantaFe Corp.                           1,200    28,740
                                                     --------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
Medtronic, Inc.                               1,325    62,169
                                                     --------
HEALTH CARE PROVIDERS & SERVICES - 3.9%
Cardinal Health, Inc.                         1,025    59,850
Caremark Rx, Inc.*                            1,700    38,420
                                                     --------
                                                       98,270
                                                     --------
HOTELS RESTAURANTS & LEISURE - 3.5%
Brinker International, Inc.*                  1,100    36,696
Carnival Corp.                                1,525    50,157
                                                     --------
                                                       86,853
                                                     --------
HOUSEHOLD DURABLES - 2.3%
Leggett & Platt, Inc.                         2,625    56,779
                                                     --------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                 SHARES    VALUE +
------------------------------------------------------------------

COMMON STOCKS - CONTINUED

INDUSTRIAL CONGLOMERATES - 3.2%
General Electric Co.                             2,675  $   79,742
                                                        ----------
INSURANCE - 6.0%
AFLAC, Inc.                                      2,450      79,135
American International Group, Inc.               1,225      70,682
                                                        ----------
                                                           149,817
                                                        ----------
IT SERVICES - 6.5%
Affiliated Computer Services, Inc., Class A*     1,000      48,690
First Data Corp.                                 1,400      55,944
SunGard Data Systems, Inc.*                      2,175      57,224
                                                        ----------
                                                           161,858
                                                        ----------
MACHINERY - 4.1%
Danaher Corp.                                      750      55,395
Illinois Tool Works, Inc.                          700      46,382
                                                        ----------
                                                           101,777
                                                        ----------
MEDIA - 2.5%
Viacom, Inc., Class B                            1,600      61,280
                                                        ----------
MULTILINE RETAIL - 4.9%
Kohl's Corp.*                                      800      42,800
Target Corp.                                     2,075      78,082
                                                        ----------
                                                           120,882
                                                        ----------
OIL & GAS - 7.3%
ConocoPhillips                                   1,100      60,225
Devon Energy Corp.                               1,325      63,852
Exxon Mobil Corp.                                1,600      58,560
                                                        ----------
                                                           182,637
                                                        ----------
PAPER & FOREST PRODUCTS - 2.5%
International Paper Co.                          1,600      62,432
                                                        ----------
PHARMACEUTICALS - 3.2%
Pfizer, Inc.                                     2,650      80,507
                                                        ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
Maxim Integrated Products, Inc.                  1,325      52,337
NVIDIA Corp.*                                    2,250      35,800
                                                        ----------
                                                            88,137
                                                        ----------
SOFTWARE - 2.2%
Microsoft Corp.                                  1,975      54,885
                                                        ----------
TOTAL COMMON STOCKS
(Identified Cost $2,209,166)                             2,424,246
                                                        ----------
TOTAL INVESTMENTS - 97.4%
 (Identified Cost $2,209,166)@                           2,424,246
 Cash and Other Assets, Less Liabilities - 2.6%             65,862
                                                        ----------
NET ASSETS - 100%                                       $2,490,108
                                                        ----------

+  See Note 2.
*  Non-income producing security
@ At September 30, 2003, the net unrealized appreciation on investments based on cost of $2,248,130 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $186,944 and $10,828, respectively, resulting in net unrealized appreciation of $176,116.
   Key to Abbreviations: ADR: American Depositary Receipt

                See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2003

                                                            MID CAP        SMALL COMPANY      TAX-MANAGED
                                                          GROWTH FUND       GROWTH FUND       EQUITY FUND
-------------------------------------------------------------------------------------------------------------
ASSETS
Investments at value                                    $    7,528,339    $   25,052,284    $    2,424,246
Cash                                                           294,635            59,754           443,269
Receivable for:
 Securities sold                                               105,098           191,222            61,274
 Dividends and interest                                             --               398             1,114
Due from the adviser                                             8,459                --             6,750
                                                        --------------    --------------    --------------
                                                             7,936,531        25,303,658         2,936,653
                                                        --------------    --------------    --------------

LIABILITIES
Payable for:
 Securities purchased                                          244,104         1,016,397           416,951
Accrued expenses:
 Management fees                                                 4,990            26,223               891
 Trustees' fees                                                  4,011             4,011             4,011
 Deferred Trustees' fees                                         1,142             1,142             1,142
 Transfer agent fees                                             1,301             1,327             1,526
 Administrative fees                                               233               712                62
 Other                                                          20,646            23,488            21,962
                                                        --------------    --------------    --------------
                                                               276,427         1,073,300           446,545
                                                        --------------    --------------    --------------
NET ASSETS                                              $    7,660,104    $   24,230,358    $    2,490,108
                                                        --------------    --------------    --------------
Net Assets consist of:
Capital paid in                                         $   12,379,349    $  102,399,689    $    6,419,306
Undistributed net investment income (loss)                      (1,142)           (1,142)           60,856
Accumulated net realized gain (loss)                        (6,153,469)      (82,925,240)       (4,205,134)
Unrealized appreciation (depreciation) on investments        1,435,366         4,757,051           215,080
                                                        --------------    --------------    --------------
NET ASSETS                                              $    7,660,104    $   24,230,358    $    2,490,108
                                                        --------------    --------------    --------------
Shares of beneficial interest outstanding, no par value      1,255,923         2,931,526           325,119
Net asset value and redemption price                    $         6.10    $         8.27    $         7.66

Identified cost of investments                          $    6,092,973    $   20,295,233    $    2,209,166



                See accompanying notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                                                                       SMALL
                                                                        MID CAP       COMPANY       TAX-MANAGED
                                                                      GROWTH FUND   GROWTH FUND     EQUITY FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends*                                                           $      6,552  $     20,978    $    118,422
Interest                                                                      860         4,243           9,465
                                                                     ------------  ------------    ------------
Total income                                                                7,412        25,221         127,887
                                                                     ------------  ------------    ------------

EXPENSES
Management fees                                                            48,742       201,228          43,721
Trustees' fees and expenses                                                10,499        10,499          10,499
Administrative fees                                                         2,285         9,201           3,018
Custodian and accounting fees                                              37,712        50,991          35,651
Transfer Agent                                                             15,658        16,871          16,426
Audit and tax services fees                                                24,811        32,966          23,462
Registration fees                                                          17,141        17,826          20,871
Printing                                                                    1,224         8,502           2,857
Legal fees                                                                     --         1,293             746
Other expenses                                                              1,357         2,296           1,505
                                                                     ------------  ------------    ------------
Total expenses                                                            159,429       351,673         158,756
Less expenses waived and reimbursed by the investment adviser            (100,938)     (110,200)       (101,919)
                                                                     ------------  ------------    ------------
Net expenses                                                               58,491       241,473          56,837
                                                                     ------------  ------------    ------------
Net investment income (loss)                                              (51,079)     (216,252)         71,050
                                                                     ------------  ------------    ------------

NET REALIZED GAIN (LOSS) ON:
Investments                                                              (109,243)   (3,347,715)       (145,271)
                                                                     ------------  ------------    ------------

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments                                                             1,858,351    10,422,651         684,831
                                                                     ------------  ------------    ------------
Total net realized gain (loss) and change in unrealized appreciation
  (depreciation)                                                        1,749,108     7,074,936         539,560
                                                                     ------------  ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                $  1,698,029  $  6,858,684    $    610,610
                                                                     ------------  ------------    ------------

*Net of foreign withholding taxes of $90 for the Tax-Managed Equity Fund.



                See accompanying notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

MID CAP GROWTH FUND

                                                                              YEAR ENDED         YEAR ENDED
                                                                          SEPTEMBER 30, 2003 SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                  $  (51,079)       $   (63,541)
Net realized gain (loss) on investments                                         (109,243)        (2,678,370)
Change in unrealized appreciation (depreciation) on investments                1,858,351          1,188,599
                                                                          ------------------ ------------------
Increase (decrease) in net assets from operations                              1,698,029         (1,553,312)
                                                                          ------------------ ------------------

FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions         32,706                150
                                                                          ------------------ ------------------
Total increase (decrease) in net assets                                        1,730,735         (1,553,162)

NET ASSETS
Beginning of the period                                                        5,929,369          7,482,531
                                                                          ------------------ ------------------
End of the period                                                             $7,660,104        $ 5,929,369
                                                                          ------------------ ------------------

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
End of the period                                                             $   (1,142)       $        --
                                                                          ------------------ ------------------

SMALL COMPANY GROWTH FUND

                                                                              YEAR ENDED         YEAR ENDED
                                                                          SEPTEMBER 30, 2003 SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                 $   (216,252)      $   (630,457)
Net realized gain (loss) on investments                                        (3,347,715)       (26,904,555)
Change in unrealized appreciation (depreciation) on investments                10,422,651          6,766,474
                                                                          ------------------ ------------------
Increase (decrease) in net assets from operations                               6,858,684        (20,768,538)
                                                                          ------------------ ------------------

FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions     (30,642,707)          (927,166)
                                                                          ------------------ ------------------
Total increase (decrease) in net assets                                       (23,784,023)       (21,695,704)

NET ASSETS
Beginning of the period                                                        48,014,381         69,710,085
                                                                          ------------------ ------------------
End of the period                                                            $ 24,230,358       $ 48,014,381
                                                                          ------------------ ------------------

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
End of the period                                                            $     (1,142)      $         --
                                                                          ------------------ ------------------

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

TAX-MANAGED EQUITY FUND

                                                                              YEAR ENDED         YEAR ENDED
                                                                          SEPTEMBER 30, 2003 SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                 $     71,050       $   137,374
Net realized gain (loss) on investments                                          (145,271)       (1,869,638)
Change in unrealized appreciation (depreciation) on investments                   684,831           (52,618)
                                                                          ------------------ ------------------
Increase (decrease) in net assets from operations                                 610,610        (1,784,882)
                                                                          ------------------ ------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                             (82,181)         (335,784)
                                                                          ------------------ ------------------

FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions     (15,464,446)          335,934
                                                                          ------------------ ------------------
Total increase (decrease) in net assets                                       (14,936,017)       (1,784,732)

NET ASSETS
Beginning of the period                                                        17,426,125        19,210,857
                                                                          ------------------ ------------------
End of the period                                                            $  2,490,108       $17,426,125
                                                                          ------------------ ------------------

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
End of the period                                                            $     60,856       $    82,174
                                                                          ------------------ ------------------

                See accompanying notes to financial statements.

                      THIS PAGE INTENTIONALLY LEFT BLANK

FINANCIAL HIGHLIGHTS

                      INCOME (LOSS) FROM INVESTMENT OPERATIONS:     LESS DISTRIBUTIONS:
                      ------------------------------------------  ------------------------
            Net asset                  Net realized               Dividends  Distributions
             value,        Net        and unrealized Total from    from net    from net
            beginning  investment     gain (loss) on investment   investment   realized
            of period income (loss)    investments   operations     income   capital gains
------------------------------------------------------------------------------------------
MID CAP GROWTH FUND
9/30/2003    $ 4.74      $(0.04)(d)      $  1.40      $  1.36       $   --      $   --
9/30/2002      5.99       (0.05)(d)        (1.20)       (1.25)          --          --
9/30/2001*    10.00       (0.03)(d)        (3.98)       (4.01)          --          --
SMALL COMPANY GROWTH FUND
9/30/2003    $ 5.77      $(0.05)(d)      $  2.55      $  2.50       $   --      $   --
9/30/2002      8.07       (0.07)(d)        (2.23)       (2.30)          --          --
9/30/2001     19.78       (0.07)(d)       (11.45)      (11.52)          --       (0.19)
9/30/2000     11.67       (0.06)            8.17         8.11           --          --
9/30/1999**   10.00       (0.01)            1.68         1.67           --          --
TAX-MANAGED EQUITY FUND
9/30/2003    $ 6.78      $ 0.06(d)       $  0.85      $  0.91       $(0.03)     $   --
9/30/2002      7.67        0.06(d)         (0.81)       (0.75)       (0.14)         --
9/30/2001     11.16        0.12(d)         (1.60)       (1.48)       (0.09)      (1.92)
9/30/2000     13.46        0.12             2.43         2.55        (0.07)      (4.78)
9/30/1999     13.59        0.04             3.87         3.91        (0.10)      (3.94)



* From commencement of Fund operations on February 28, 2001 through September 30, 2001. ** From commencement of Fund operations on May 7, 1999 through September 30, 1999. (a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized. (b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher. (c) Annualized for periods less than one year. (d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

                See accompanying notes to financial statements.

                                                      RATIOS TO AVERAGE NET ASSETS:
--------------                                --------------------------------------------
              Net asset           Net assets,
               value,               end of                                     Net        Portfolio
    Total      end of     Total     period         Net          Gross       investment    turnover
distributions  period   Return(a)    (000)    Expenses(b)(c) Expenses(c) income (loss)(c)   rate
---------------------------------------------------------------------------------------------------
   $   --      $ 6.10      28.7%   $  7,660        0.90%        2.45%         (0.79)%        246%
       --        4.74     (20.9)      5,929        0.90         1.88          (0.81)         216
       --        5.99     (40.1)      7,483        0.90         1.93          (0.62)         145
   $   --      $ 8.27      43.3%   $ 24,230        0.90%        1.31%         (0.81)%        220%
       --        5.77     (28.5)     48,014        0.90         1.07          (0.82)         157
    (0.19)       8.07     (58.6)     69,710        0.90         1.02          (0.61)         150
       --       19.78      69.5     133,784        0.90         0.99          (0.51)         174
       --       11.67      16.7      17,674        0.90         2.17          (0.51)          56
   $(0.03)     $ 7.66      13.5%   $  2,490        0.65%        1.82%          0.81%         200%
    (0.14)       6.78     (10.1)     17,426        0.65         1.14           0.72          188
    (2.01)       7.67     (15.9)     19,211        0.65         1.05           1.29          300
    (4.85)      11.16      25.3      23,718        0.65         0.95           1.00          356
    (4.04)      13.46      31.7      21,886        0.65         1.00           0.30          250

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED SEPTEMBER 30, 2003

1. ORGANIZATION. | Loomis Sayles Funds I and Loomis Sayles Funds II (formerly Loomis Sayles Investment Trust and Loomis Sayles Funds, respectively) (the "Trusts" and each a "Trust") are organized as Massachusetts business trusts and were organized as such on December 23, 1993 and February 20, 1991, respectively. Each Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trusts in multiple series (individually, a "Fund" and collectively, the "Funds"). Certain Funds of Loomis Sayles Funds I were first registered under the Securities Act of 1933 (the "1933 Act") effective March 7, 1997 (subsequent to the commencement of investment operations). Information presented in these financial statements pertains to certain equity funds of the Trusts, the financial statements for each of the remaining equity funds and the fixed income funds are presented in separate reports.

LOOMIS SAYLES FUNDS I:
Loomis Sayles Mid Cap Growth Fund (the "Mid Cap Growth Fund")
Loomis Sayles Small Company Growth Fund (the "Small Company Growth Fund")

LOOMIS SAYLES FUNDS II:
Loomis Sayles Tax-Managed Equity Fund (the "Tax-Managed Equity Fund") (formerly the Loomis Sayles Provident Fund)

On May 14, 2003, shareholders of Loomis Sayles Funds I and on June 10, 2003 shareholders of Loomis Sayles Funds II (together, Loomis Sayles Funds I and Loomis Sales Funds II comprise the "Loomis Sayles Funds Trusts") approved new Trustees for the Trusts in connection with the integration of the CDC Nvest Funds Trust I, II, III, CDC Nvest Companies Trust I, CDC Nvest Cash Management Trust and CDC Nvest Tax Exempt Money Market Trust (the "CDC Nvest Funds
Trusts") and Loomis Sayles Funds Trusts. This approval resulted in a combined Board of Trustees for the Loomis Sayles Funds Trusts and CDC Nvest Funds Trusts.

Effective June 1, 2003, the Tax-Managed Equity Fund adopted a new investment strategy. This new strategy seeks to minimize the effect of U.S. federal (and, in some cases, state) income tax on investment returns for investors who are subject to such tax. In connection with this new strategy the Fund changed its name from Loomis Sayles Provident Fund.

After the close of business on September 12, 2003, Tax-Managed Equity Fund was reorganized into the Loomis Sayles Funds II Trust, pursuant to a plan of reorganization approved by its Trustees on June 12, 2003.

The Mid Cap Growth Fund, Small Company Growth Fund and Tax-Managed Equity Fund each offer Institutional Class shares.

Most expenses of the Trusts can be directly attributed to a Fund. Expenses which can not be directly attributed are apportioned based on the relative net assets of each of the Funds in the Trusts.

2. SIGNIFICANT ACCOUNTING POLICIES. | The following is a summary of significant accounting policies consistently followed by each Fund in preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. | Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Effective April 14, 2003, securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available are generally valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. If events occurring after the close of the principal market in which securities are traded (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at their fair value taking such events into account.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. | Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on an accrual basis, and interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

C. FOREIGN CURRENCY TRANSLATION. | The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal periods, resulting from changes in exchange rates.

Certain funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Each Fund may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

D. FORWARD FOREIGN CURRENCY CONTRACTS. | Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell (if any) is shown in the portfolio composition under the caption "Forward Currency Contracts Outstanding." These amounts represent the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At September 30, 2003, there were no open forward currency contracts.

E. FEDERAL AND FOREIGN INCOME TAXES. | The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities, such taxes are accrued as applicable.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. | Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as distributions from real estate investment trusts, net operating losses, non-deductible expenses and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

G. REPURCHASE AGREEMENTS. | Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase

FOR THE YEAR ENDED SEPTEMBER 30, 2003

price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

3. PURCHASES AND SALES OF SECURITIES. | For the year ended September 30, 2003, purchases and sales of securities (excluding short-term investments) were as follows:

                           PURCHASES      SALES
FUND                      -----------  -----------
Mid Cap Growth Fund       $15,672,064  $15,595,417
Small Company Growth Fund  58,563,273*  89,061,975
Tax-Managed Equity Fund    14,695,915   21,630,535

* Purchases of securities included $4,868,716 of subscriptions-in-kind received from the Energen Corporation Retirement Income Plan.

4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

A. MANAGEMENT FEES. | Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser to each of the Funds. Separate management agreements for each Fund in effect during the year ended September 30, 2003 provides for fees at certain annual percentage rates of each Fund's average daily net assets which are indicated below. Loomis Sayles has contractually agreed, until February 1, 2004, to reduce its advisory fees and/or bear other expenses, to the extent necessary to limit the total operating expenses of each Fund, to the following annual percentage rate of the Fund's average daily net assets:

                                          EXPENSE LIMIT AS A PERCENTAGE OF
                          MANAGEMENT FEES     AVERAGE DAILY NET ASSETS
FUND                      --------------- --------------------------------
Mid Cap Growth Fund            0.75%                   0.90%
Small Company Growth Fund      0.75%                   0.90%
Tax-Managed Equity Fund        0.50%                   0.65%

For the year ended September 30, 2003, the management fees and waivers for each Fund were as follows:

                            GROSS    WAIVER OF     NET     PERCENTAGE OF AVERAGE
                          MANAGEMENT MANAGEMENT MANAGEMENT DAILY NET ASSETS
                             FEE        FEE        FEE     GROSS       NET
FUND                      ---------- ---------- ---------- -----        -----
Mid Cap Growth Fund        $ 48,742   $ 48,742   $    --   0.75%      0.00%
Small Company Growth Fund   201,228    110,200    91,028   0.75%      0.34%
Tax-Managed Equity Fund      43,721     43,721        --   0.50%      0.00%

For the year ended September 30, 2003, and in addition to the waiver of management fees, Loomis Sayles reimbursed $52,196 of expenses to Mid Cap Growth Fund and $58,198 of expenses to Tax-Managed Equity Fund.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trusts. Loomis Sayles' general partner is indirectly owned by CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"), whose general partner is indirectly owned by CDC IXIS Asset Management SA ("CDC IXIS"). CDC IXIS is part of the Caisse des Depots et Consignations Group.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. | Effective July 1, 2003, Loomis Sayles assigned its administrative services agreement with the Trusts to CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly owned subsidiary of CDC IXIS North America. Pursuant to the agreement between each of the Loomis Sayles Funds Trusts and CIS, each Fund pays CIS a monthly administrative fee at the annual rate of 0.035% of each Fund's average daily net assets. Prior to July 1, 2003, each Fund paid Loomis Sayles a monthly administrative fee at an annual rate of 0.035% of the Fund's average daily net assets.

For the year ended September 30, 2003, fees paid to Loomis Sayles and CIS for accounting and administrative expense were as follows:

FUND                      AMOUNT
Mid Cap Growth Fund       $2,285
Small Company Growth Fund  9,201
Tax-Managed Equity Fund    3,018

Effective October 1, 2003, each Fund pays CIS its pro rata portion of the accounting and administrative fee allocated based on the combined assets of the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts for these services representing the higher amount based on the following calculations:

             (1)Percentage of Average Daily Net Assets

                         FIRST       NEXT       OVER
                       $5 BILLION $5 BILLION $10 BILLION
                       ---------- ---------- -----------
                          0.0675%    0.0625%     0.0500%

             or

             (2)Each Fund's pro rata portion, based on the combined assets of the Loomis Sayles Funds Trusts and the CDC Nvest Funds Trusts, of the annual aggregate minimum fee of $5 million.

C. TRANSFER AGENT FEES. | Effective February 3, 2003, CIS serves as transfer and shareholder servicing agent for each Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Prior to February 3, 2003, BFDS served as transfer and shareholder servicing agent for the Funds.

Effective September 15, 2003 through December 31, 2003, Mid Cap Growth Fund and Small Company Growth Fund pay service fees monthly representing the higher amount based on the following calculations:

             (1)Annual aggregate fee determined by applying an annual fee rate of 0.01% to the eligible average daily net assets. Eligible assets are the average daily net assets of all Institutional* Funds as defined below.

             Each Fund is subject to a monthly minimum fee of $1,000.

             or

             (2)An allocated portion, based on eligible assets for the period
                September 15, 2003 through December 31, 2003 of an aggregate minimum fee of $29,315.

             * Institutional Funds consist of Mid Cap Growth Fund, Small Company Growth Fund, Loomis Sayles Benchmark Core Bond Fund, Loomis Sayles Core Plus Fixed Income Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund, Loomis Sayles Investment Grade Fixed Income Fund and Loomis Sayles U.S. Government Securities Fund.

Effective September 15, 2003 through December 31, 2003 Tax-Managed Equity Fund pays service fees monthly representing the higher amount based on the following calculations:

             (1)Annual aggregate fee determined by applying an annual fee rate of 0.026% to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in no-load Retail* Funds and load** Funds Class Y.

             Each Fund is subject to a monthly minimum fee of $1,250.

             or

             (2)An allocated portion, based on eligible assets for the period
                September 15, 2003 through December 31, 2003 of an aggregate minimum fee of $190,547.

             * No load retail funds consist of Tax-Managed Equity Fund, Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund.

             ** Load Funds, Class Y consist of Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Research Fund, Loomis Sayles Limited Term U.S. Government Fund, Loomis Sayles Strategic Income Fund and all Funds with Class Y in the CDC Nvest Funds Trusts.

CIS is also reimbursed by the Funds for out of pocket expenses.

For the period from February 3, 2003 to September 14, 2003, each Fund of Loomis Sayles Funds I paid to CIS the greater of: $12,000 or 0.01% of average daily net assets, subject to the minimum aggregate fee calculated as follows: If the aggregate fees for Loomis Sayles Funds I payable did not equal or exceed $8,334 in any single month, the Funds would pay the minimum aggregate fee of $8,334 ($100,000 annually). Any such amount required to achieve the minimum aggregate fee would be allocated to all Loomis Sayles Funds I Funds based on the percentage of net assets each Fund represents of the total assets.

FOR THE YEAR ENDED SEPTEMBER 30, 2003


For the period, February 3, 2003 through September 30, 2003, amounts paid to CIS as compensation for its services as transfer agent were as follows:

                          AMOUNT
                          -------
Mid Cap Growth Fund       $10,877
Small Company Growth Fund   8,473
Tax-Managed Equity Fund     8,161

D. DISTRIBUTION AGREEMENTS. | Effective July 1, 2003 each Trust entered into a distribution agreement with CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), a wholly owned subsidiary of CDC IXIS North America. Pursuant to these agreements, CDC IXIS Distributors serves as principal underwriter of the various funds of the Trusts, except Loomis Sayles Managed Bond Fund and Loomis Sayles Investment Grade Bond Fund-Class J. Prior to July 1, 2003 Loomis Sayles Distributors, L.P. acted as distributor of the Funds. Mid Cap Growth Fund, Small Company Growth Fund and Tax-Managed Equity Fund paid no fees under these agreements.

E. TRUSTEES FEES AND EXPENSES. | The Trusts pay no compensation to their officers or to their Trustees who are interested Trustees of Loomis Sayles, CDC IXIS Distributors, CDC IXIS North America, CIS or their affiliates. Each independent Trustee, who is also an independent Trustee of the CDC Nvest Funds Trusts, receives, in the aggregate, a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees that he or she attended. Each committee member receives an additional retainer fee at the annual rate of $7,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year. Each Trustee is compensated $4,500 for each meeting and $1,750 per Committee meeting that he or she attends in excess of four meetings per year. Trustees who are not a Trustee of the CDC Nvest Funds Trusts are compensated at the rate of $5,000 for each meeting of the Board of Trustees that he or she attends and receives an annual retainer of $20,000. Trustee fees are allocated to the various CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other funds of the CDC Nvest Funds Trusts or Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

Prior to May 7, 2003, the Trusts paid each independent trustee a $20,000 annual retainer fee and a $5,000 fee per in person meeting. Prior to November 6, 2002, each independent Trustee was compensated by Loomis Sayles Funds I at the rate of $10,000 per year and was reimbursed for travel expenses in connection with attendance at meetings.

5. LINE OF CREDIT. | The Funds together with certain other funds of the Loomis Sayles Funds Trusts participate in a $25 million unsecured line of credit. Borrowings under the line of credit will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%.

In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating Funds based on their average daily unused portion of the line of credit. During the year ended September 30, 2003, the Funds had no borrowings under the agreement.

6. SHAREHOLDERS. | At September 30, 2003, CDC IXIS North America owned 251,066 shares, equating to 77% of Tax-Managed Equity Fund shares outstanding.

7. CAPITAL SHARES. | Each Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                                       MID CAP GROWTH FUND
                                                   YEAR ENDED SEPTEMBER 30, 2003 YEAR ENDED SEPTEMBER 30, 2002
                                                   -----------------------------                --------------
                                                   SHARES          AMOUNT        SHARES         AMOUNT
                                                           ------         ------         ------         ------
Issued from the sale of shares                      5,899         $32,706            23           $150
Issued in connection with the reinvestment of
  distributions                                        --              --            --             --
Redeemed                                               --              --            --             --
                                                    -----         -------------- -------------- --------------
Net change                                          5,899         $32,706            23           $150
                                                    -----         -------------- -------------- --------------

                                                                SMALL COMPANY GROWTH FUND
                                                   YEAR ENDED SEPTEMBER 30, 2003 YEAR ENDED SEPTEMBER 30, 2002
                                                   ----------------------------  ----------------------------
                                                        SHARES          AMOUNT        SHARES          AMOUNT
                                                   ----------    ------------    ----------    ------------
Issued from the sale of shares                        662,784    $  4,750,079     1,656,321    $ 15,505,325
Issues from subscriptions-in-kind*                    839,609       4,995,673            --              --
Issued in connection with the reinvestment of
  distributions                                            --              --            --              --
Redeemed                                           (6,892,544)    (40,388,459)   (1,969,988)    (16,432,491)
                                                     ----------  --------------  ------------  --------------
Net change                                         (5,390,151)   $(30,642,707)     (313,667)   $   (927,166)
                                                     ----------  --------------  ------------  --------------
*Issued in exchange for portfolio securities distributed in-kind by Energen Corporation Retirement
 Income Plan to shareholders thereof and contributed to the Fund in- kind by such shareholders on
 April 15, 2003

                                            TAX-MANAGED EQUITY FUND
                                YEAR ENDED SEPTEMBER 30, 2003 YEAR ENDED SEPTEMBER 30, 2002
                                ----------------------------  ----------------------------
                                     SHARES          AMOUNT      SHARES           AMOUNT
                                ----------    ------------    --------      -----------
Issued from the sale of shares     324,896    $  2,267,000     145,579      $ 1,000,150
Issued in connection with the
  reinvestment of distributions     11,807          82,181      41,454          335,784
Redeemed                        (2,580,065)    (17,813,627)   (123,915)      (1,000,000)
                                  ----------  --------------  ------------  --------------
Net change                      (2,243,362)   $(15,464,446)     63,118      $   335,934
                                  ----------  --------------  ------------  --------------

8. ADDITIONAL TAX INFORMATION. | The tax character of distributions paid to shareholders during the year ended September 30, 2003 were as follows:

                                                   MID CAP        SMALL COMPANY     TAX-MANAGED
                                                   GROWTH            GROWTH           EQUITY
                                                    FUND              FUND             FUND
                                                 -----------      -------------     -----------
Distributions paid from:
Ordinary income                                  $        --       $         --     $    82,181
Long-term capital gains                                   --                 --              --
                                                    -----------   ----------------  --------------
Total taxable distributions                      $        --       $         --     $    82,181
                                                    -----------   ----------------  --------------

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:
                                                   MID CAP        SMALL COMPANY     TAX-MANAGED
                                                   GROWTH            GROWTH           EQUITY
                                                    FUND              FUND             FUND
                                                      ----------- -------------     -----------
Undistributed net income                         $        --       $         --     $    61,998
Undistributed long-term capital gains                     --                 --              --
                                                    -----------   ----------------  --------------
Total undistributed earnings                              --                 --          61,998
Capital loss carryforward                         (6,153,377)       (82,709,199)     (4,053,853)
Deferred net capital losses (post October)                --                 --        (112,317)
Unrealized Appreciation (Depreciation)             1,434,132          4,539,868         174,974
                                                    -----------   ----------------  --------------
Total accumulated earnings (losses)              $(4,719,245)      $(78,169,331)    $(3,929,198)
Capital loss carryforward years of expiration      2010-2011          2009-2011       2009-2011

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Loomis Sayles Funds I and Loomis Sayles Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Loomis Sayles Mid Cap Growth Fund and Loomis Sayles Small Company Growth Fund, each a series of Loomis Sayles Funds I, and Loomis Sayles Tax-Managed Equity Fund (formerly Loomis Sayles Provident Fund), a series of Loomis Sayles Funds II (collectively, the "Funds") at September 30, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
November 21, 2003

2003 U.S. TAX DISTRIBUTION INFORMATION TO SHAREHOLDERS (UNAUDITED)

CORPORATE DIVIDENDS RECEIVED DEDUCTION | For the fiscal year ended September 30, 2003, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:

FUND                    QUALIFYING PERCENTAGE
Tax-Managed Equity Fund        51.38%

ADDITIONAL INFORMATION

SHAREHOLDER MEETING (UNAUDITED). | At the special meeting of shareholders held on May 14, 2003, shareholders of Loomis Sayles Funds I (formerly, Loomis Sayles Investment Trust) voted for the following proposal:

1. ELECTION OF TRUSTEES

                               FOR     WITHHELD*
------------------------------------------------
(01) Joseph Alaimo          28,024,125 4,471,942
(02) Graham T. Allison, Jr. 28,012,936 4,483,131
(03) Edward A. Benjamin     28,012,936 4,483,131
(04) Robert J. Blanding     28,024,125 4,471,942
(05) Daniel M. Cain         28,012,936 4,483,131
(06) Paul G. Chenault       28,024,125 4,471,942
(07) Kenneth J. Cowan       28,012,936 4,483,131
(08) Richard Darman         28,012,936 4,483,131
(09) John T. Hailer         28,012,936 4,483,131
(10) Sandra O. Moose        28,012,936 4,483,131
(11) John A. Shane          28,012,936 4,483,131
(12) Peter S. Voss          28,024,125 4,471,942
(13) Pendleton P. White     28,012,936 4,483,131

*Includes Broker Non-Votes (if any).

SHAREHOLDER MEETING (UNAUDITED). | At the special meeting of shareholders held on June 10, 2003, shareholders of Loomis Sayles Funds II (formerly, Loomis Sayles Funds) voted for the following proposal:

1. ELECTION OF TRUSTEES

                                FOR     WITHHELD*
-------------------------------------------------
(01) Joseph Alaimo          134,298,551 8,672,577
(02) Graham T. Allison, Jr. 134,590,902 8,380,227
(03) Edward A. Benjamin     134,546,833 8,424,296
(04) Robert J. Blanding     134,572,705 8,398,423
(05) Daniel M. Cain         134,593,263 8,377,866
(06) Paul G. Chenault       134,352,172 8,618,957
(07) Kenneth J. Cowan       134,524,153 8,446,976
(08) Richard Darman         134,552,047 8,419,081
(09) John T. Hailer         134,613,039 8,358,089
(10) Sandra O. Moose        134,612,285 8,358,843
(11) John A. Shane          134,332,421 8,638,708
(12) Peter S. Voss          134,622,604 8,348,525
(13) Pendleton P. White     134,300,598 8,670,530

*Includes Broker Non-Votes (if any).

The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

                                POSITION(S)
                                 HELD WITH
                            FUND/1/, LENGTH OF                                               NUMBER OF PORTFOLIOS IN FUND
                              TIME SERVED AND            PRINCIPAL OCCUPATION(S)                 COMPLEX OVERSEEN AND
NAME, AGE AND ADDRESS        TERM OF OFFICE/2/             DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
Joseph Alaimo+ (73)              Trustee;       Chairman, Wayne Hummer Trust               26;
399 Boylston Street                             Company and Wayne Hummer
Boston, MA 02116            4 years for Loomis  Investment Trust                           None
                               Sayles Funds
                                  Trusts

Graham T. Allison, Jr. (63)    Trustee (2);     Douglas Dillon Professor and Director      44;
399 Boylston Street                             for the Belfer Center of Science and
Boston, MA 02116             19 years for CDC   International Affairs, John F. Kennedy     Director, Taubman Centers, Inc.;
                                Nvest Funds     School of Government, Harvard              Board Member, USEC Inc.
                            Trusts; Less than 1 University
                              year for Loomis
                               Sayles Funds
                                  Trusts

Edward A. Benjamin (65)        Trustee (1);     Retired; formerly, Partner, Ropes & Gray   44;
399 Boylston Street                             (law firm) until 1999
Boston, MA 02116             Less than 1 year                                              Director, Coal, Energy
                                                                                           Investments & Management;
                                                                                           Director, Precision Optics
                                                                                           Corporation
                                                                                           (optics manufacturer)

Daniel M. Cain (58)              Trustee,       President and CEO, Cain Brothers &         44;
452 Fifth Avenue               Chairman (1);    Company, Incorporated (investment
New York, NY 10018                              banking)                                   Trustee, Universal Health Realty
                              7 years for CDC                                              Income Trust;
                                Nvest Funds                                                Director, PASC; Director,
                            Trusts; Less than 1                                            Sheridan Healthcorp
                              year for Loomis
                               Sayles Funds
                                  Trusts

Paul G. Chenault (70)          Trustee (2);     Retired; formerly; Trustee, First Variable 44;
5852 Pebble Beach Way                           Life (variable life insurance)
San Luis Obispo, CA 93401    Less than 1 year                                              Director, Mailco Office
                               for CDC Nvest                                               Products, Inc.
                              Funds Trusts; 4
                             years for Loomis
                               Sayles Funds
                                  Trusts

Kenneth J. Cowan (71)             Trustee       Retired                                    44;
399 Boylston Street            Chairman (2);
Boston, MA 02116                                                                           None
                             28 years for CDC
                                Nvest Funds
                            Trusts; Less than 1
                              year for Loomis
                               Sayles Funds
                                  Trusts

                               POSITION(S)
                                HELD WITH
                           FUND/1/, LENGTH OF                                            NUMBER OF PORTFOLIOS IN FUND
                             TIME SERVED AND           PRINCIPAL OCCUPATION(S)               COMPLEX OVERSEEN AND
NAME, AGE AND ADDRESS       TERM OF OFFICE/2/            DURING PAST 5 YEARS               OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------

Richard Darman (60)           Trustee (2);     Partner, The Carlyle Group               44;
399 Boylston Street          7 years for CDC   (investments); Chairman of the Board of
Boston, MA 02116               Nvest Funds     Directors of AES Corporation             Director and Chairman, AES
                           Trusts; Less than 1 (international power company); formerly, Corporation
                             year for Loomis   Professor, John F. Kennedy School of
                              Sayles Funds     Government, Harvard University
                                 Trusts

Sandra O. Moose (61)          Trustee (1);     Senior Vice President and Director, The  44;
One Exchange Place                             Boston Consulting Group, Inc.
Boston, MA 02109            21 years for CDC   (management                              Director, Verizon
                               Nvest Funds     consulting)                              Communications;
                           Trusts; Less than 1                                          Director, Rohm and Haas
                             year for Loomis                                            Company
                              Sayles Funds
                                 Trusts

John A. Shane (70)            Trustee (2);     President, Palmer Service Corporation    44;
200 Unicorn Park Drive                         (venture capital organization)
Woburn, MA 01801            21 years for CDC                                            Director, Gensym Corporation;
                               Nvest Funds                                              Director, Overland Storage,
                           Trusts; Less than 1                                          Inc.; Director, ABT Associates
                             year for Loomis                                            Inc.
                              Sayles Funds
                                 Trusts

Pendleton P. White (72)       Trustee (2);     Retired                                  44;
6 Breckenridge Lane
Savannah, GA 31411          22 years for CDC                                            None
                               Nvest Funds
                           Trusts; Less than 1
                             year for Loomis
                              Sayles Funds
                                 Trusts

INTERESTED TRUSTEES
Robert J. Blanding/3/ (56)    President and    President, Chairman, Director and Chief  44;
555 California Street        Chief Executive   Executive Officer, Loomis, Sayles &
San Francisco, CA 94104      Officer, Loomis   Company, L.P.                            None
                             Sayles Funds I;
                             Chief Executive
                             Officer, Loomis
                            Sayles Funds II;
                                 Trustee

                            Less than 1 year

                              POSITION(S)
                               HELD WITH
                           FUND/1/, LENGTH OF                                            NUMBER OF PORTFOLIOS IN FUND
                            TIME SERVED AND            PRINCIPAL OCCUPATION(S)               COMPLEX OVERSEEN AND
NAME, AGE AND ADDRESS      TERM OF OFFICE/2/             DURING PAST 5 YEARS               OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------
John T. Hailer/4 /(42)       President and    President and Chief Executive Officer,     44;
399 Boylston Street         Chief Executive   CDC IXIS Asset Management
Boston, MA 02116              Officer, CDC    Distributors, L.P.; formerly, Senior Vice  None
                              Nvest Funds     President, Fidelity Investments
                                Trusts;
                               President,
                             Loomis Sayles
                               Funds II;
                             Executive Vice
                               President,
                             Loomis Sayles
                                Funds I;
                                Trustee;

                              3 years for
                               CDC Nvest
                             Funds Trusts;
                            Less than 1 year
                               for Loomis
                              Sayles Funds
                                 Trusts

Peter S. Voss/5/ (57)         Chairman of     Director, President and Chief Executive    44;
399 Boylston Street            the Board,     Officer, CDC IXIS Asset Management
Boston, MA 02116                Trustee;      North America, L.P.                        Trustee of Harris Associates
                                                                                         Investment Trust/6/
                              11 years for
                               CDC Nvest
                             Funds Trusts;
                            Less than 1 year
                               for Loomis
                              Sayles Funds
                                 Trusts

OFFICERS
Nicholas H. Palmerino (38)     Treasurer;     Senior Vice President, CDC IXIS Asset      Not Applicable;
399 Boylston Street                           Management Services, Inc.; Senior Vice
Boston, MA 02116             Not Applicable   President, CDC IXIS Asset Management       None
                                              Advisers, L.P.; formerly, Vice President,
                                              Loomis, Sayles & Company, L.P.

John E. Pelletier (39)         Secretary;     Senior Vice President, General Counsel,    Not Applicable;
399 Boylston Street                           Secretary and Clerk, CDC IXIS
Boston, MA 02116             Not Applicable   Distribution Corporation; Senior Vice      None
                                              President, General Counsel, Secretary and
                                              Clerk, CDC IXIS Asset Management
                                              Distributors, L.P.; Senior Vice President,
                                              General Counsel, Secretary and Clerk,
                                              CDC IXIS Asset Management Advisers,
                                              L.P.; Executive Vice President, General
                                              Counsel, Secretary, Clerk and Director,
                                              CDC IXIS Asset Management Services, Inc.

(1)Member of Audit Committee.
(2)Member of Contract Review and Governance Committee.

+Mr. Alaimo is a Trustee of Loomis Sayles Funds I and Loomis Sayles Funds II,
 but not of the CDC Nvest Funds Trusts.
1Except as noted, each Trustee and Officer holds the same positions with CDC
 Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Companies Trust I, AEW Real Estate Income Fund, CDC Nvest Cash Management Trust and CDC Nvest Tax Exempt Money Market Trust (the "CDC Nvest Funds Trusts") and Loomis Sayles Funds I and Loomis Sayles Funds II (the "Loomis Sayles Funds Trusts" and together with the CDC Nvest Funds Trusts, the "Trusts").
2All Trustees serve until retirement, resignation or removal from the Board.
 The current retirement age is 72. Messrs. Alaimo and White are expected to retire by December 31, 2003.

3Mr. Blanding is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P. ("Loomis Sayles").
4Mr. Hailer is an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation; President and Chief Executive Officer of CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors").
5Mr. Voss is an "interested person" of the Trusts because he holds the following positions with entities that may be considered to be affiliated persons of the Trusts: Director of CDC IXIS Asset Management Services, Inc.; Director of CDC IXIS Asset Management Distribution Corporation; Director and Chairman of CDC IXIS Asset Management Associates, Inc.; Director of AEW Capital Management, Inc; Director of Harris Associates, Inc; Director of Loomis, Sayles & Company, Inc.; Member of Reich & Tang Asset Management, LLC; Director of Westpeak Global Advisors, Inc.; Director of Vaughan, Nelson, Scarborough & McCullough, Inc.; Director, Hansberger Group, Inc.; Member, Board of Managers, Harris Alternatives L.L.C.; and Director and Member of Executive Board of CDC IXIS Asset Management.
6As of September 30, 2003, Harris Associates Investment Trust has seven series that were overseen by its Board of Trustees.

[LOGO] LS LOOMIS SAYLES FUNDS
         Loomis Sayles Benchmark Core Bond Fund
         Loomis Sayles Bond Fund
         Loomis Sayles Global Bond Fund
         Loomis Sayles U.S. Government Securities Fund



                    TABLE OF CONTENTS
                    Fund and Manager Reviews              1
                    Portfolio of Investments              6
                    Statements of Assets and Liabilities 27
                    Statements of Operations             28
                    Statements of Changes in Net Assets  29
                    Financial Highlights                 32
                    Notes to Financial Statements        36
                    Report of Independent Auditors       44


         ANNUAL REPORT
         SEPTEMBER 30, 2003

FUND AND MANAGER REVIEW



LOOMIS SAYLES BENCHMARK CORE BOND FUND

PORTFOLIO REVIEW | Corporate bonds started the twelve-month period at depressed levels, due to several high-profile corporate scandals and bankruptcy filings. But as the media attention to the scandals faded and the U.S. economy gained ground, the corporate bond sector recovered and was among the fiscal year's leading performers. We over-weighted corporate bonds during the year, so the sector's strong performance was a positive influence on the Fund's return. In particular, the Fund realized strong relative performance from bonds in the telephone, cable and media/entertainment industries.

Nevertheless, the Fund under-performed the Lehman Brothers Aggregate Index during the fiscal year, as investor attention shifted to lower-quality issues. We continued to focus on higher-quality securities, and this posture caused the Fund's investment performance to lag that of the benchmark.

We also implemented a barbell maturity structure to position the Fund favorably for an anticipated flattening of the yield curve (the graphic depiction of the relationship between yield and maturity). A barbell strategy involves investing in bonds at the short and long ends of our maturity range to potentially promote relative price stability.

OUTLOOK | We began the new fiscal year by maintaining the Fund's over-weighted position in corporate bonds. We believe the U.S. economy likely will strengthen, and an environment of better economic growth should bode well for corporate bonds. In particular, we plan to continue focusing on bonds with BBB credit ratings, which is the lowest quality segment in which the Fund invests and an area we believe offers good potential. Investors should keep in mind, though, that given the conservative nature of the Fund, the over-weights we establish generally are relatively modest.

 KEY FUND FACTS

 OBJECTIVE | High total return through a combination of current income and capital appreciation

 STRATEGY | Invests primarily in investment grade fixed income securities (including government, corporate, mortgage-backed and asset-backed securities)

 FUND INCEPTION DATE | 4/24/96

 FUND REGISTRATION DATE | 3/7/97

 COMMENCEMENT OF OPERATIONS OF CLASS | Institutional: 4/24/96; Retail: 5/1/02

 EXPENSE RATIO | Institutional: 0.45%; Retail: 0.70%

 TOTAL NET ASSETS (ALL CLASSES) | $18.8 million

[PHOTO]    [PHOTO]

Cliff Rowe Kurt Wagner
CLIFF ROWE KURT WAGNER

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED SEPTEMBER 30, 2003

                                                                    SINCE        SINCE
                                   1 YEAR 3 YEARS 5 YEARS REGISTRATION(b) INCEPTION(c)
--------------------------------------------------------------------------------------
LOOMIS SAYLES BENCHMARK CORE BOND FUND:
  INSTITUTIONAL                     4.83%  7.84%   5.52%       6.78%          6.72%
  RETAIL(a)                         4.47   7.54    5.24        6.49           6.43
LIPPER INTERMEDIATE INVESTMENT
GRADE INDEX(e)                      7.05   8.51    6.13        7.09           7.17
LEHMAN BROTHERS AGGREGATE INDEX(e)  5.41   8.94    6.63        7.68           7.73

 CUMULATIVE PERFORMANCE(d) REGISTRATION TO SEPTEMBER 30, 2003(f)

                                    [CHART]

                Loomis Sayles       Lipper     Lehman Brothers
                  Benchmark      Int. Invest.     Aggregate
               Core Bond Fund    Grade Index        Index
               --------------    ------------     ---------
03/07/1997         $250,000         $250,000       $250,000
03/31/1997          247,525          247,313        247,230
04/30/1997          250,973          250,702        250,931
05/31/1997          252,943          252,933        253,303
06/30/1997          256,145          255,924        256,309
07/31/1997          263,658          262,696        263,221
08/31/1997          260,455          260,305        260,976
09/30/1997          264,644          264,055        264,825
10/31/1997          268,586          267,232        268,667
11/30/1997          269,572          268,017        269,904
12/31/1997          272,760          270,456        272,621
01/31/1998          276,342          274,040        276,121
02/28/1998          275,575          273,644        275,913
03/31/1998          276,087          274,655        276,861
04/30/1998          277,366          275,938        278,306
05/31/1998          280,181          278,426        280,946
06/30/1998          282,995          280,645        283,329
07/31/1998          283,007          281,219        283,932
08/31/1998          284,542          285,028        288,553
09/30/1998          294,010          291,418        295,309
10/31/1998          291,195          289,060        293,748
11/30/1998          293,498          290,502        295,415
12/31/1998          295,486          291,745        296,303
01/31/1999          298,235          293,555        298,418
02/28/1999          290,538          288,315        293,209
03/31/1999          293,012          290,585        294,834
04/30/1999          294,112          291,560        295,768
05/31/1999          289,989          288,591        293,177
06/30/1999          289,164          287,616        292,243
07/31/1999          286,965          286,602        290,999
08/31/1999          286,965          286,296        290,851
09/30/1999          289,989          289,447        294,227
10/31/1999          290,538          289,887        295,313
11/30/1999          290,813          290,228        295,292
12/31/1999          289,147          288,894        293,868
01/31/2000          288,564          287,867        292,906
02/29/2000          290,898          290,992        296,448
03/31/2000          293,232          294,584        300,353
04/30/2000          291,773          292,759        299,493
05/31/2000          290,314          292,228        299,356
06/30/2000          297,317          298,416        305,584
07/31/2000          300,234          300,963        308,358
08/31/2000          304,903          305,136        312,827
09/30/2000          306,653          307,158        314,794
10/31/2000          307,237          308,241        316,877
11/30/2000          310,447          313,146        322,058
12/31/2000          316,726          319,472        328,032
01/31/2001          325,304          325,086        333,397
02/28/2001          328,798          328,210        336,301
03/31/2001          330,704          329,485        337,989
04/30/2001          329,116          327,713        336,587
05/31/2001          331,975          329,731        338,617
06/30/2001          331,975          330,944        339,896
07/31/2001          339,599          338,972        347,495
08/31/2001          342,141          342,705        351,475
09/30/2001          343,094          345,343        355,570
10/31/2001          348,494          352,382        363,011
11/30/2001          346,588          347,957        358,006
12/31/2001          343,497          345,721        355,733
01/31/2002          344,853          348,215        358,612
02/28/2002          346,888          351,581        362,087
03/31/2002          342,480          345,480        356,064
04/30/2002          347,845          351,712        362,969
05/31/2002          350,963          354,599        366,053
06/30/2002          351,656          354,371        369,218
07/31/2002          354,427          355,778        373,673
08/31/2002          361,356          362,634        379,982
09/30/2002          366,900          366,591        386,136
10/31/2002          364,821          365,185        384,377
11/30/2002          364,821          366,921        384,275
12/31/2002          372,360          374,388        392,213
01/31/2003          372,720          375,559        392,547
02/28/2003          378,122          380,914        397,979
03/31/2003          377,042          380,952        397,672
04/30/2003          380,283          385,404        400,954
05/31/2003          386,765          392,592        408,429
06/30/2003          385,685          392,497        407,619
07/31/2003          373,081          379,262        393,915
08/31/2003          375,241          382,148        396,530
09/30/2003          384,623          392,423        407,027


 CUMULATIVE PERFORMANCE(d) INCEPTION TO SEPTEMBER 30, 2003(f)

                                    [CHART]

                Loomis Sayles        Lipper     Lehman Brothers
                  Benchmark       Int. Invest.     Aggregate
               Core Bond Fund     Grade Index        Index
               --------------     ------------     ---------
04/24/1996       $250,000
04/30/1996        248,500           $250,000        $250,000
05/31/1996        248,250            249,621         249,492
06/30/1996        251,250            252,524         252,843
07/31/1996        251,500            253,234         253,535
08/31/1996        250,500            252,977         253,110
09/30/1996        255,250            257,195         257,521
10/31/1996        261,500            262,619         263,225
11/30/1996        267,000            267,166         267,734
12/31/1996        263,277            264,777         265,245
01/31/1997        263,536            265,598         266,057
02/28/1997        264,315            266,251         266,719
03/31/1997        260,940            263,390         263,763
04/30/1997        264,575            266,999         267,711
05/31/1997        266,652            269,374         270,242
06/30/1997        270,028            272,561         273,450
07/31/1997        277,948            279,773         280,824
08/31/1997        274,571            277,226         278,428
09/30/1997        278,987            281,220         282,535
10/31/1997        283,143            284,603         286,633
11/30/1997        284,182            285,439         287,953
12/31/1997        287,543            288,037         290,853
01/31/1998        291,319            291,854         294,587
02/28/1998        290,510            291,432         294,365
03/31/1998        291,050            292,509         295,376
04/30/1998        292,398            293,875         296,918
05/31/1998        295,365            296,526         299,734
06/30/1998        298,333            298,888         302,276
07/31/1998        298,345            299,500         302,920
08/31/1998        299,964            303,557         307,849
09/30/1998        309,945            310,362         315,058
10/31/1998        306,977            307,851         313,392
11/30/1998        309,405            309,386         315,171
12/31/1998        311,500            310,710         316,118
01/31/1999        314,398            312,637         318,375
02/28/1999        306,285            307,057         312,817
03/31/1999        308,892            309,474         314,550
04/30/1999        310,052            310,513         315,547
05/31/1999        305,705            307,351         312,783
06/30/1999        304,836            306,312         311,786
07/31/1999        302,518            305,232         310,459
08/31/1999        302,518            304,907         310,301
09/30/1999        305,705            308,263         313,904
10/31/1999        306,285            308,732         315,062
11/30/1999        306,574            309,094         315,039
12/31/1999        304,818            307,673         313,520
01/31/2000        304,203            306,579         312,493
02/29/2000        306,663            309,908         316,273
03/31/2000        309,124            313,733         320,439
04/30/2000        307,586            311,790         319,522
05/31/2000        306,048            311,224         319,375
06/30/2000        313,430            317,814         326,019
07/31/2000        316,506            320,527         328,979
08/31/2000        321,428            324,972         333,747
09/30/2000        323,273            327,125         335,845
10/31/2000        323,888            328,278         338,068
11/30/2000        327,272            333,502         343,595
12/31/2000        333,892            340,239         349,969
01/31/2001        342,934            346,218         355,692
02/28/2001        346,618            349,545         358,791
03/31/2001        348,627            350,903         360,592
04/30/2001        346,953            349,016         359,096
05/31/2001        349,967            351,165         361,262
06/30/2001        349,967            352,457         362,627
07/31/2001        358,004            361,007         370,734
08/31/2001        360,683            364,982         374,979
09/30/2001        361,688            367,792         379,349
10/31/2001        367,381            375,289         387,287
11/30/2001        365,372            370,576         381,947
12/31/2001        362,113            368,194         379,522
01/31/2002        363,543            370,851         382,594
02/28/2002        365,688            374,435         386,302
03/31/2002        361,041            367,938         379,875
04/30/2002        366,697            374,575         387,242
05/31/2002        369,984            377,650         390,532
06/30/2002        370,714            377,406         393,909
07/31/2002        373,636            378,905         398,662
08/31/2002        380,941            386,207         405,393
09/30/2002        386,785            390,421         411,959
10/31/2002        384,593            388,924         410,082
11/30/2002        384,593            390,773         409,973
12/31/2002        392,541            398,725         418,442
01/31/2003        392,921            399,972         418,799
02/28/2003        398,615            405,675         424,593
03/31/2003        397,476            405,715         424,266
04/30/2003        400,893            410,457         427,767
05/31/2003        407,726            418,112         435,743
06/30/2003        406,588            418,011         434,878
07/31/2003        393,300            403,916         420,258
08/31/2003        395,578            406,989         423,048
09/30/2003        405,449            417,932         434,246


Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Performance shown for periods prior to the inception date of the Retail Class (May 1, 2002) represents the performance of the Institutional Class of shares during the periods shown, adjusted to reflect the current levels of management and 12b-1 fees payable by the Retail Class of shares. (b) Inception date of the Loomis Sayles Benchmark Core Bond Fund is April 24, 1996. Shares of the Fund were registered for offer and sale under the Securities Act of 1933 on March 7, 1997. In accordance with SEC regulations, performance information is provided for the period beginning on March 7, 1997 ("Registration"). Performance from inception is also provided for the convenience of our long term shareholders. (c) Since index performance data is not available coincident with the Fund's inception and registration dates, comparative performance is presented from the month end closest to the Fund's inception and registration dates (April 30, 1996 and February 28, 1997, respectively). (d) Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail Class of shares would, due to the higher fees paid by the Retail Class of shares, be lower. (e) Please see page 5 for a description of the indexes and important risk disclosure. (f) The mountain chart is based on the Institutional Class minimum initial investment of $250,000. The Retail Class initial minimum is $2,500.

FUND AND MANAGER REVIEW


LOOMIS SAYLES BOND FUND

PORTFOLIO REVIEW | The Fund realized strong performance from Yankee bonds, foreign issues and U.S. corporate securities during the fiscal year. The U.S. economic recovery, which gained momentum beginning in October 2002, helped boost performance for bonds in these sectors. In addition, the U.S. dollar continued to decline against all major foreign currencies, which aided Fund performance.

Within the corporate sector, technology and communication bonds were the best-performing securities. Companies in the technology sector experienced a rebound in spending, and many technology and communication companies took steps to improve their balance sheets and improve their credit ratings.

Poor performance was issue-specific rather than sector-specific. In some cases, our expectations for some of the companies we invested in did not pan out. In other cases, we invested in companies we felt were selling at a deep discount to their true value, with expectations that it would take some time for the market to recognize their real value.

Nevertheless, compared to the Lehman Brothers Government/Credit Index, all sectors of the Fund outperformed during the fiscal year. In particular, the Fund's significant allocation to foreign securities, high-yield bonds, convertible bonds and emerging market debt generated strong performance. As investors' appetite for risk grew during the year, each of these sectors significantly outperformed.

OUTLOOK | We will continue to look for securities that offer attractive yields, and we will attempt to take advantage of the steep yield curve by purchasing securities likely to benefit from the "roll down" effect. Rolling down the yield curve can provide some extra price performance and generate capital gains over the passage of time. Maturing bonds can also be reinvested at higher interest rates.
 KEY FUND FACTS

 OBJECTIVE | High total investment return through a combination of current income and capital appreciation

 STRATEGY | Invests primarily in investment grade fixed income securities, although it may invest up to 35% of assets in lower rated fixed income securities and up to 20% of its assets in preferred stock

 FUND INCEPTION DATE | 5/16/91

 COMMENCEMENT OF OPERATIONS OF CLASS | Institutional: 5/16/91; Retail: 1/2/97;
 Admin: 1/2/98

 EXPENSE RATIO | Institutional: 0.75%; Retail: 1.00%; Admin: 1.25%

 TOTAL NET ASSETS (ALL CLASSES) |
  $1,886.2 million

[PHOTO]     [PHOTO]

Daniel Fuss Kathleen Gaffney
DANIEL FUSS KATHLEEN GAFFNEY

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED SEPTEMBER 30, 2003

                                                                         SINCE
                                  1 YEAR 3 YEARS 5 YEARS 10 YEARS INCEPTION(a)
  ----------------------------------------------------------------------------
  LOOMIS SAYLES BOND FUND:
    INSTITUTIONAL                 30.94%  12.19%  10.16%  10.07%     11.50%
    RETAIL(c)                     30.57   11.91    9.87    9.79      11.22
    ADMIN(c)                      30.35   11.60    9.60    9.27      10.65
  LIPPER BBB RATED FUNDS INDEX(d) 11.16    8.46    5.96    6.38       7.76
  LEHMAN BROTHERS
  GOVERNMENT/CREDIT INDEX(d)       6.51    9.60    6.69    6.95       8.09

 CUMULATIVE PERFORMANCE(e) INCEPTION TO SEPTEMBER 30, 2003(b)

                                    [CHART]

                                                           Lehman Brothers
                  Loomis Sayles      Lipper BBB Rated        Government/
                   Bond Fund           Funds Index          Credit Index
                  -------------      ----------------     -----------------
05/16/1991           $25,000
05/31/1991            24,900             $25,000              $25,000
06/30/1991            24,525              24,937               24,973
07/31/1991            25,125              25,209               25,286
08/31/1991            26,150              25,817               25,869
09/30/1991            26,200              26,378               26,409
10/31/1991            26,929              26,620               26,645
11/30/1991            26,649              26,834               26,911
12/31/1991            27,219              27,842               27,819
01/31/1992            27,644              27,504               27,406
02/29/1992            28,336              27,656               27,552
03/31/1992            28,123              27,563               27,401
04/30/1992            28,526              27,706               27,564
05/31/1992            29,367              28,269               28,099
06/30/1992            29,476              28,683               28,511
07/31/1992            30,432              29,472               29,240
08/31/1992            30,708              29,743               29,501
09/30/1992            30,874              30,103               29,904
10/31/1992            30,515              29,574               29,448
11/30/1992            30,826              29,609               29,424
12/31/1992            31,108              30,100               29,928
01/31/1993            32,189              30,757               30,579
02/28/1993            32,819              31,483               31,213
03/31/1993            33,480              31,678               31,319
04/30/1993            33,990              31,915               31,560
05/31/1993            34,538              31,991               31,543
06/30/1993            35,269              32,710               32,259
07/31/1993            36,126              33,015               32,465
08/31/1993            36,776              33,784               33,211
09/30/1993            36,838              33,882               33,326
10/31/1993            37,395              34,117               33,463
11/30/1993            37,552              33,724               33,085
12/31/1993            38,019              33,952               33,229
01/31/1994            39,524              34,540               33,729
02/28/1994            38,855              33,788               32,996
03/31/1994            37,450              32,825               32,189
04/30/1994            36,611              32,429               31,922
05/31/1994            36,475              32,346               31,863
06/30/1994            36,373              32,212               31,788
07/31/1994            36,926              32,763               32,424
08/31/1994            37,480              32,892               32,437
09/30/1994            37,030              32,438               31,946
10/31/1994            36,859              32,334               31,910
11/30/1994            36,367              32,248               31,853
12/31/1994            36,471              32,409               32,063
01/31/1995            37,233              32,932               32,679
02/28/1995            38,322              33,684               33,437
03/31/1995            39,156              33,949               33,661
04/30/1995            40,587              34,559               34,130
05/31/1995            42,764              36,050               35,561
06/30/1995            43,354              36,322               35,845
07/31/1995            43,232              36,237               35,707
08/31/1995            44,131              36,770               36,164
09/30/1995            45,217              37,201               36,531
10/31/1995            45,666              37,697               37,068
11/30/1995            47,035              38,315               37,678
12/31/1995            48,127              38,947               38,233
01/31/1996            49,106              39,262               38,471
02/29/1996            47,618              38,436               37,655
03/31/1996            47,657              38,153               37,338
04/30/1996            47,271              37,909               37,082
05/31/1996            47,789              37,883               37,020
06/30/1996            48,425              38,317               37,514
07/31/1996            48,400              38,412               37,602
08/31/1996            48,804              38,393               37,509
09/30/1996            50,321              39,162               38,176
10/31/1996            52,000              40,102               39,067
11/30/1996            54,024              40,996               39,786
12/31/1996            53,081              40,599               39,343
01/31/1997            53,038              40,728               39,389
02/28/1997            53,810              40,960               39,473
03/31/1997            52,952              40,328               39,003
04/30/1997            53,643              40,924               39,574
05/31/1997            54,822              41,392               39,943
06/30/1997            56,045              42,009               40,423
07/31/1997            58,929              43,462               41,659
08/31/1997            57,638              42,886               41,192
09/30/1997            59,507              43,641               41,839
10/31/1997            59,307              44,084               42,510
11/30/1997            59,623              44,299               42,733
12/31/1997            59,819              44,775               43,182
01/31/1998            60,565              45,346               43,790
02/28/1998            61,218              45,329               43,701
03/31/1998            62,104              45,560               43,836
04/30/1998            62,339              45,755               44,056
05/31/1998            62,339              46,146               44,530
06/30/1998            62,386              46,485               44,983
07/31/1998            61,721              46,448               45,019
08/31/1998            57,288              46,111               45,899
09/30/1998            59,264              47,061               47,211
10/31/1998            59,091              46,481               46,878
11/30/1998            62,703              47,340               47,157
12/31/1998            62,628              47,458               47,272
01/31/1999            63,781              47,871               47,608
02/28/1999            62,628              46,835               46,477
03/31/1999            64,882              47,357               46,707
04/30/1999            67,118              47,697               46,823
05/31/1999            65,568              47,053               46,340
06/30/1999            65,141              46,806               46,196
07/31/1999            64,153              46,570               46,068
08/31/1999            63,554              46,398               46,031
09/30/1999            63,772              46,796               46,446
10/31/1999            63,820              46,888               46,566
11/30/1999            64,432              47,002               46,540
12/31/1999            65,447              46,926               46,257
01/31/2000            65,334              46,788               46,244
02/29/2000            67,322              47,364               46,824
03/31/2000            68,231              47,800               47,501
04/30/2000            66,388              47,220               47,269
05/31/2000            65,462              46,861               47,226
06/30/2000            67,546              48,047               48,190
07/31/2000            67,835              48,253               48,701
08/31/2000            69,370              49,133               49,388
09/30/2000            68,071              49,273               49,574
10/31/2000            66,303              49,114               49,885
11/30/2000            66,002              49,569               50,738
12/31/2000            68,300              50,607               51,739
01/31/2001            70,276              51,831               52,607
02/28/2001            70,461              52,343               53,150
03/31/2001            68,601              52,310               53,394
04/30/2001            67,780              52,023               52,994
05/31/2001            68,664              52,493               53,299
06/30/2001            68,238              52,554               53,554
07/31/2001            69,334              53,746               54,889
08/31/2001            70,688              54,391               55,593
09/30/2001            68,278              53,926               56,105
10/31/2001            69,987              55,069               57,528
11/30/2001            70,578              54,713               56,584
12/31/2001            70,117              54,379               56,138
01/31/2002            70,654              54,676               56,551
02/28/2002            71,057              54,937               57,031
03/31/2002            71,013              54,217               55,874
04/30/2002            72,860              55,047               56,956
05/31/2002            74,228              55,482               57,482
06/30/2002            73,322              55,221               57,970
07/31/2002            71,160              54,944               58,669
08/31/2002            73,950              56,055               59,984
09/30/2002            73,409              56,560               61,274
10/31/2002            74,404              56,156               60,689
11/30/2002            76,820              56,966               60,725
12/31/2002            79,471              58,292               62,334
01/31/2003            81,857              58,678               62,332
02/28/2003            83,955              59,665               63,442
03/31/2003            84,890              59,768               63,359
04/30/2003            88,789              60,974               64,036
05/31/2003            93,129              62,571               65,856
06/30/2003            94,303              62,652               65,593
07/31/2003            90,719              60,517               62,843
08/31/2003            91,615              60,995               63,258
09/30/2003            96,124              62,873               65,261


Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Inception date of the Institutional, Retail and Admin Classes of shares are May 16,1991, December 31, 1996 and January 2, 1998, respectively. (b) The mountain chart is based on the initial investment minimum of $25,000 for the Institutional Class. The initial investment minimums for Retail Class is $2,500 and because the Admin Class shares are offered exclusively through intermediaries there is no initial minimum investment for such class. (c) Performance shown for periods prior to the inception date of the Retail Class (December 31, 1996) and the Admin Class (January 2, 1998) represents the performance of the Institutional Class of shares during the periods shown, adjusted to reflect the current levels of management and 12b-1 fees payable by the respective classes of shares. (d) Please see page 5 for a description of the indexes and important risk disclosure. Since index performance data is not available coincident with the Fund's inception date, the beginning value of the index is the value as of the month end closest to the Fund's inception date (May 31, 1991). (e) Cumulative performance is shown for the Institutional Class of shares. Cumulative performance of the Retail and Admin Classes of shares would, due to the higher fees paid by the Retail and Admin Classes of shares, be lower.

FUND AND MANAGER REVIEW



LOOMIS SAYLES GLOBAL BOND FUND

PORTFOLIO REVIEW | Foreign-currency-denominated bonds generated the best relative performance for the Fund during the fiscal year, due to a bear market for the U.S. dollar. Local-currency returns on non-dollar bonds were solid, but the falling value of the U.S. dollar compared to other world currencies greatly boosted real returns. The Fund was up 23.43% for the year versus 12.51% for the Lehman Brothers Global Aggregate Bond Index.

The Fund also enjoyed strong performance from telecommunication bonds, which rebounded from extremely depressed levels. Investors began to see value in many "fallen angels," and the telecom sector rallied.

The Fund substantially outperformed its peer group average. Our country, currency and sector decisions all worked well during the year. In particular, our underweight in dollar-pay securities and the Japanese yen and our bullish stance on credit boosted the Fund's return. Although the Fund was under-weighted in Yen-denominated bonds during the year, we made our first yen purchase in three years. We initiated a less than 5 percent position in the currency on indications the Yen may appreciate.

The only sector that posted negative returns for the year, was "financial--other", as classified by Lehman Brothers. The impact on the Fund's return was negligible. A few other individual bonds performed poorly, but they did not significantly impact Fund performance.

OUTLOOK | We continue to increase our non-dollar exposure, which coincides with our belief that the bear market for the U.S. dollar may continue. We have reduced the Fund's exposure to emerging markets due to declining yields in that sector, and we continue to diversify our overall credit exposure. Looking ahead, we plan to tactically reduce the Fund's duration to reduce the portfolio's sensitivity to rising interest rates, which we foresee for the coming years.

 KEY FUND FACTS

 OBJECTIVE | High total investment return through a combination of high current income and capital appreciation

 STRATEGY | Invests primarily in investment grade fixed income securities worldwide, although it may invest up to 20% of assets in lower rated fixed income securities

 FUND INCEPTION DATE | 5/10/91

 COMMENCEMENT OF OPERATIONS OF CLASS | Institutional: 5/10/91; Retail: 1/2/97

 EXPENSE RATIO | Institutional: 0.90%; Retail: 1.15%

 TOTAL NET ASSETS (ALL CLASSES) | $138.8 million

[PHOTO]      [PHOTO]

Ken Buntrock David Rolley
KEN BUNTROCK DAVID ROLLEY

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED SEPTEMBER 30, 2003

                                                                      SINCE
                               1 YEAR 3 YEARS 5 YEARS 10 YEARS INCEPTION(a)
    -----------------------------------------------------------------------
    LOOMIS SAYLES GLOBAL BOND FUND:
      INSTITUTIONAL            23.43%  15.01%  10.54%   8.54%      9.25%
      RETAIL(b)                23.13   14.71   10.26    8.35       9.10
    LIPPER GLOBAL INCOME FUNDS
    INDEX(c)                   13.74    9.20    5.47    5.62       6.58
    LEHMAN BROTHERS
    GLOBAL AGGREGATE INDEX(c)  12.51    9.94    5.07    6.41       7.65

 CUMULATIVE PERFORMANCE(d) INCEPTION TO SEPTEMBER 30, 2003(e)

                                    [CHART]

                 Loomis           Lipper         Lehman Brohers
              Sayles Global    Global Income    Global Aggregate
               Bond Fund        Funds Index          Index
              -------------    --------------    ---------------
05/10/1991       $250,000         $250,000          $250,000
05/31/1991        250,000          251,066           250,774
06/30/1991        239,000          246,761           248,717
07/31/1991        246,500          250,533           253,408
08/31/1991        250,000          254,203           258,608
09/30/1991        263,250          262,445           267,105
10/31/1991        264,522          265,274           270,291
11/30/1991        270,551          265,561           273,610
12/31/1991        292,182          274,664           285,582
01/31/1992        281,656          270,112           281,156
02/29/1992        279,345          271,363           281,156
03/31/1992        277,804          269,907           278,744
04/30/1992        280,366          271,958           280,558
05/31/1992        290,088          277,657           288,502
06/30/1992        301,124          281,819           295,074
07/31/1992        308,778          286,678           301,137
08/31/1992        305,556          288,523           307,532
09/30/1992        296,159          285,099           308,617
10/31/1992        299,887          284,669           301,691
11/30/1992        293,296          281,798           298,836
12/31/1992        294,648          284,341           302,133
01/31/1993        295,219          288,134           307,333
02/28/1993        301,500          294,756           312,179
03/31/1993        308,923          297,769           315,565
04/30/1993        318,372          301,398           320,101
05/31/1993        320,394          304,699           322,269
06/30/1993        309,705          308,615           323,929
07/31/1993        306,224          312,203           324,040
08/31/1993        322,493          319,686           332,293
09/30/1993        329,757          319,460           335,170
10/31/1993        335,557          323,766           335,502
11/30/1993        332,348          321,654           332,515
12/31/1993        337,705          328,768           335,612
01/31/1994        344,117          332,807           339,595
02/28/1994        334,041          321,613           335,325
03/31/1994        325,186          311,608           331,253
04/30/1994        323,057          309,189           330,457
05/31/1994        315,940          306,954           328,598
06/30/1994        304,800          304,330           330,811
07/31/1994        306,702          306,790           335,612
08/31/1994        305,446          306,852           335,214
09/30/1994        303,876          307,672           334,683
10/31/1994        304,818          310,665           338,201
11/30/1994        308,585          309,312           334,816
12/31/1994        308,271          305,089           336,387
01/31/1995        306,388          305,519           343,424
02/28/1995        305,760          309,804           351,898
03/31/1995        299,167          317,841           363,670
04/30/1995        312,666          325,509           369,357
05/31/1995        331,501          336,272           380,731
06/30/1995        327,734          336,006           383,342
07/31/1995        336,524          338,548           385,134
08/31/1995        347,511          337,318           380,443
09/30/1995        354,418          342,956           387,502
10/31/1995        358,499          346,113           392,127
11/30/1995        373,567          352,038           396,796
12/31/1995        381,972          359,234           402,527
01/31/1996        391,026          363,437           400,978
02/29/1996        382,978          357,081           397,327
03/31/1996        384,990          357,370           396,110
04/30/1996        392,368          360,428           394,273
05/31/1996        394,715          361,462           394,649
06/30/1996        403,770          364,980           399,296
07/31/1996        403,099          368,718           404,496
08/31/1996        407,459          372,074           405,293
09/30/1996        419,807          379,145           409,718
10/31/1996        429,923          386,822           418,680
11/30/1996        443,410          396,235           425,230
12/31/1996        439,345          395,240           422,287
01/31/1997        434,009          391,862           415,472
02/28/1997        441,124          392,152           413,524
03/31/1997        437,211          387,279           409,652
04/30/1997        435,076          388,396           410,581
05/31/1997        445,037          393,965           417,861
06/30/1997        454,998          398,752           422,376
07/31/1997        459,979          402,103           424,323
08/31/1997        454,642          400,058           423,349
09/30/1997        463,892          408,578           431,935
10/31/1997        457,488          408,160           439,790
11/30/1997        456,065          408,188           437,400
12/31/1997        449,483          409,529           438,263
01/31/1998        459,361          412,561           442,423
02/28/1998        468,100          416,102           444,857
03/31/1998        462,781          417,855           443,707
04/30/1998        468,860          421,175           449,217
05/31/1998        467,340          420,675           452,359
06/30/1998        457,842          419,410           453,222
07/31/1998        462,021          421,237           455,899
08/31/1998        434,665          406,117           465,458
09/30/1998        453,282          422,772           487,498
10/31/1998        479,119          426,377           493,738
11/30/1998        498,876          430,879           490,750
12/31/1998        497,079          435,448           498,340
01/31/1999        506,938          436,374           496,371
02/28/1999        499,955          425,180           481,612
03/31/1999        516,387          428,577           482,253
04/30/1999        536,517          432,467           481,767
05/31/1999        523,371          423,828           474,752
06/30/1999        517,619          419,835           467,870
07/31/1999        520,084          421,319           475,062
08/31/1999        513,922          420,446           474,309
09/30/1999        517,619          424,241           480,151
10/31/1999        515,565          423,671           479,421
11/30/1999        511,913          421,485           474,177
12/31/1999        516,070          423,495           472,561
01/31/2000        503,022          416,554           464,485
02/29/2000        505,721          420,018           463,622
03/31/2000        511,571          425,040           472,893
04/30/2000        493,573          416,976           461,343
05/31/2000        494,923          416,803           463,467
06/30/2000        507,971          425,915           475,217
07/31/2000        502,572          424,616           470,481
08/31/2000        497,173          424,368           468,401
09/30/2000        491,774          423,763           469,729
10/31/2000        476,476          419,545           465,923
11/30/2000        485,152          425,645           473,933
12/31/2000        514,330          441,175           487,564
01/31/2001        522,456          445,650           489,910
02/28/2001        521,978          444,968           490,728
03/31/2001        509,550          439,889           480,660
04/30/2001        508,116          437,773           480,085
05/31/2001        499,512          438,319           480,992
06/30/2001        505,726          438,514           477,607
07/31/2001        517,198          445,166           488,560
08/31/2001        540,142          454,635           503,275
09/30/2001        529,626          452,898           507,169
10/31/2001        543,488          461,907           511,750
11/30/2001        547,312          456,941           505,797
12/31/2001        540,620          452,193           495,242
01/31/2002        535,840          451,313           490,795
02/28/2002        542,054          453,038           494,092
03/31/2002        543,488          450,254           491,171
04/30/2002        562,608          459,768           505,709
05/31/2002        577,427          466,122           517,038
06/30/2002        593,679          473,334           535,050
07/31/2002        586,509          472,742           539,852
08/31/2002        599,415          480,889           548,659
09/30/2002        606,107          485,188           554,722
10/31/2002        606,585          484,526           553,151
11/30/2002        619,013          487,318           554,589
12/31/2002        650,882          505,008           577,071
01/31/2003        668,920          511,351           583,555
02/28/2003        679,442          519,208           591,100
03/31/2003        683,451          521,022           592,583
04/30/2003        703,994          530,643           600,195
05/31/2003        742,576          550,233           621,526
06/30/2003        736,563          546,477           614,777
07/31/2003        708,504          530,437           596,875
08/31/2003        703,994          529,478           595,504
09/30/2003        748,088          551,861           624,115


Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Inception dates of the Institutional and Retail Classes of shares are May 10, 1991 and December 31, 1996, respectively. Since index performance data is not available coincident with the Fund's inception date, the beginning value of the index is the value as of the month end closest to the Fund's inception date (April 30, 1991). (b) Performance shown for periods prior to the inception date of the Retail Class (December 31, 1996) represents the performance of the Institutional Class of shares during the periods shown, adjusted to reflect the current levels of management and 12b-1 fees payable by the respective classes of shares. (c) Please see page 5 for a description of the indexes and important risk disclosure. (d) Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail Class of shares would, due to the higher fees paid by the Retail Class of shares, be lower. (e) The mountain chart is based on the Institutional Class minimum initial investment of $250,000. The Retail Class minimum initial investment is $2,500.

FUND AND MANAGER REVIEW


LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND

PORTFOLIO REVIEW | The Fund outperformed its benchmark, the Lehman Brothers U.S. Government Index, during the fiscal year, primarily due to the Fund's over-weighted positions among select mortgage-backed securities and U.S. Treasury Inflation-Protected Securities (TIPS). Interest rates bottomed out and started moving up slightly towards the end of the fiscal year, the Fund's lower duration (which measures sensitivity to interest rate changes) and exposure to higher yields of mortgage securities provided a cushion for this increase in interest rates. TIPS continued to perform well, as their break-even spreads improved relative to nominal Treasuries.

By the end of the fiscal year we sold all of the Fund's TIPS because their valuations had become high. But we sold the securities with the intent of buying them back once their valuations improved and their prices declined.

OUTLOOK | As interest rates increased during the year, the Fund's duration increased. Given our outlook for potentially higher interest rates in the months ahead, we intend to take steps to reduce the Fund's duration to limit the impact rising rates may have on the Fund's share price. The yield curve may remain steep for a while, so we currently do not plan to significantly alter our yield-curve strategy.



 KEY FUND FACTS


 OBJECTIVE | High total investment return through a combination of current income and capital appreciation

 STRATEGY | Invests primarily in U.S. government securities and in certificates representing undivided interests in the interest or principal of U.S. Treasury securities

 FUND INCEPTION DATE | 5/21/91

 EXPENSE RATIO | 0.50%

 TOTAL NET ASSETS | $9.5 million

[PHOTO]   [PHOTO]

John Hyll Cliff Rowe
JOHN HYLL CLIFF ROWE

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED SEPTEMBER 30, 2003

                                                                      SINCE
                               1 YEAR 3 YEARS 5 YEARS 10 YEARS INCEPTION(a)
    -----------------------------------------------------------------------
    LOOMIS SAYLES U.S.
    GOVERNMENT SECURITIES FUND  4.29%  9.79%   6.85%    7.14%      9.04%
    LIPPER GENERAL U.S.
    GOVERNMENT FUNDS INDEX(b)   2.54   7.75    5.35     5.68       6.67
    LEHMAN BROTHERS U.S.
    GOVERNMENT INDEX(b)         3.55   8.87    6.34     6.73       7.85

 CUMULATIVE PERFORMANCE INCEPTION TO SEPTEMBER 30, 2003/(C)/

                                    [CHART]

                Loomis Sayles            Lipper General     Lehman Brothers
               U.S. Government             U.S. Govt.          U.S. Govt.
               Securities Fund            Funds Index            Index
               ---------------           --------------        ----------
05/21/1991       $250,000
05/31/1991        250,750                   $250,000            $250,000
06/30/1991        250,000                    249,372             249,645
07/31/1991        253,750                    252,764             252,608
08/31/1991        260,750                    258,360             258,465
09/30/1991        268,000                    263,608             263,886
10/31/1991        270,039                    265,925             266,196
11/30/1991        272,828                    267,684             268,866
12/31/1991        288,219                    276,826             278,026
01/31/1992        278,317                    272,066             273,698
02/29/1992        282,331                    273,546             274,767
03/31/1992        278,585                    271,885             273,161
04/30/1992        277,242                    273,350             274,882
05/31/1992        285,677                    278,221             279,953
06/30/1992        290,574                    281,864             283,965
07/31/1992        301,742                    287,573             291,121
08/31/1992        304,505                    289,945             293,834
09/30/1992        310,860                    292,904             297,990
10/31/1992        303,365                    289,038             293,690
11/30/1992        304,488                    289,261             293,259
12/31/1992        313,449                    293,714             298,119
01/31/1993        320,647                    298,585             304,451
02/28/1993        331,146                    303,023             310,548
03/31/1993        331,446                    304,112             311,588
04/30/1993        334,058                    305,982             313,985
05/31/1993        334,667                    306,163             313,640
06/30/1993        346,848                    311,802             320,599
07/31/1993        352,103                    313,505             322,555
08/31/1993        364,778                    318,809             329,754
09/30/1993        366,015                    319,144             331,015
10/31/1993        366,605                    319,967             332,266
11/30/1993        361,283                    316,506             328,623
12/31/1993        362,722                    318,153             329,893
01/31/1994        372,023                    322,270             334,409
02/28/1994        358,933                    316,213             327,329
03/31/1994        343,777                    308,215             319,967
04/30/1994        338,187                    304,670             317,450
05/31/1994        336,086                    303,526             317,043
06/30/1994        334,336                    302,228             316,314
07/31/1994        344,330                    307,252             322,128
08/31/1994        343,974                    307,308             322,191
09/30/1994        334,003                    302,646             317,652
10/31/1994        332,273                    301,753             317,412
11/30/1994        333,723                    300,944             316,832
12/31/1994        340,051                    303,065             318,759
01/31/1995        348,902                    308,411             324,693
02/28/1995        356,648                    315,291             331,681
03/31/1995        359,229                    316,757             333,762
04/30/1995        364,061                    320,665             338,123
05/31/1995        382,432                    332,305             351,760
06/30/1995        385,432                    334,315             354,459
07/31/1995        383,810                    333,129             353,155
08/31/1995        391,425                    337,023             357,306
09/30/1995        397,136                    340,177             360,747
10/31/1995        402,883                    344,671             366,240
11/30/1995        410,229                    349,542             371,949
12/31/1995        418,369                    354,413             377,222
01/31/1996        418,762                    356,214             379,537
02/29/1996        404,213                    348,914             371,805
03/31/1996        398,708                    345,978             368,699
04/30/1996        393,642                    343,606             366,346
05/31/1996        391,644                    342,321             365,732
06/30/1996        398,837                    346,298             370,454
07/31/1996        399,810                    346,969             371,369
08/31/1996        394,934                    346,060             370,540
09/30/1996        405,905                    351,874             376,690
10/31/1996        420,662                    359,494             384,977
11/30/1996        432,221                    365,815             391,673
12/31/1996        423,887                    362,059             387,676
01/31/1997        422,626                    362,835             388,107
02/28/1997        422,626                    363,600             388,639
03/31/1997        413,374                    359,308             384,527
04/30/1997        423,598                    364,617             390,077
05/31/1997        428,300                    367,661             393,442
06/30/1997        435,139                    372,001             397,857
07/31/1997        455,389                    382,266             409,149
08/31/1997        447,575                    378,282             405,104
09/30/1997        457,560                    384,052             411,196
10/31/1997        466,729                    389,689             418,309
11/30/1997        472,018                    391,105             420,452
12/31/1997        477,892                    395,067             424,847
01/31/1998        485,038                    400,067             431,203
02/28/1998        483,251                    399,311             430,033
03/31/1998        484,144                    400,305             431,251
04/30/1998        487,248                    401,849             433,192
05/31/1998        493,129                    405,602             437,640
06/30/1998        499,010                    409,045             442,616
07/31/1998        499,721                    409,645             443,301
08/31/1998        511,193                    417,682             454,834
09/30/1998        523,583                    427,123             467,095
10/31/1998        519,617                    423,959             465,503
11/30/1998        523,329                    424,898             465,661
12/31/1998        522,239                    426,061             466,702
01/31/1999        526,953                    428,489             469,410
02/28/1999        511,870                    419,250             458,246
03/31/1999        511,870                    421,391             460,044
04/30/1999        514,543                    422,488             461,089
05/31/1999        508,326                    417,841             457,043
06/30/1999        503,544                    415,688             456,113
07/31/1999        500,897                    413,320             455,452
08/31/1999        499,437                    412,209             455,447
09/30/1999        505,278                    417,260             459,143
10/31/1999        507,115                    417,910             459,881
11/30/1999        504,649                    417,543             459,248
12/31/1999        498,960                    414,722             456,276
01/31/2000        501,468                    413,447             456,914
02/29/2000        513,503                    418,703             463,418
03/31/2000        527,544                    425,001             471,552
04/30/2000        525,153                    423,414             470,249
05/31/2000        523,114                    422,966             470,551
06/30/2000        535,350                    431,478             478,943
07/31/2000        540,707                    434,818             483,579
08/31/2000        551,604                    441,517             490,730
09/30/2000        551,086                    443,171             492,130
10/31/2000        558,923                    446,719             496,837
11/30/2000        574,200                    455,321             506,605
12/31/2000        587,047                    464,030             516,704
01/31/2001        589,715                    469,203             521,905
02/28/2001        597,187                    473,783             527,839
03/31/2001        594,846                    474,979             529,689
04/30/2001        583,480                    470,924             524,283
05/31/2001        585,104                    473,136             526,013
06/30/2001        587,759                    474,704             528,434
07/31/2001        606,418                    485,768             541,121
08/31/2001        614,101                    491,201             547,841
09/30/2001        621,992                    498,126             557,375
10/31/2001        647,561                    510,153             571,760
11/30/2001        623,104                    499,787             558,933
12/31/2001        614,504                    495,001             554,068
01/31/2002        621,269                    499,397             557,658
02/28/2002        629,726                    504,679             562,806
03/31/2002        613,750                    494,231             550,564
04/30/2002        630,878                    505,173             563,683
05/31/2002        636,587                    508,304             567,062
06/30/2002        645,428                    513,487             574,995
07/31/2002        660,479                    522,645             587,620
08/31/2002        680,160                    531,715             599,263
09/30/2002        699,259                    540,634             613,317
10/31/2002        689,303                    537,134             608,385
11/30/2002        683,298                    534,026             603,146
12/31/2002        701,842                    544,369             617,760
01/31/2003        702,451                    543,648             616,212
02/28/2003        718,305                    550,757             626,153
03/31/2003        713,736                    548,775             624,365
04/30/2003        714,356                    551,385             627,260
05/31/2003        734,801                    560,846             643,543
06/30/2003        730,424                    558,137             640,173
07/31/2003        697,421                    537,466             613,710
08/31/2003        704,893                    540,499             617,142
09/30/2003        729,266                    554,387             635,083


Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Inception date of the Fund is May 21, 1991. Since index performance data is not available coincident with the Fund's inception date, comparative performance is presented from the month end closest to the Fund's inception date (May 31, 1991). (b) Please see page 5 for a description of the indexes and important risk disclosure. (c) The mountain chart is based on the Fund's minimum initial investment of $250,000.

DISCLOSURE

LOOMIS SAYLES BENCHMARK CORE BOND FUND, LOOMIS SAYLES BOND FUND, LOOMIS SAYLES GLOBAL BOND FUND
LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND
High yield securities are subject to a high degree of market and credit risk. In addition, the secondary market for these securities may lack liquidity which, in turn, may adversely affect the value of these securities and that of the fund. Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund. Securities issued by U.S. Government sponsored agencies are not issued by the U.S. Government, nor are these securities guaranteed by the U.S. Government.

Please see the Funds' prospectus for more complete details.

INDEX DEFINITIONS
Lipper BBB Rated Funds Index is an equally weighted index of typically the 30 largest mutual funds within the corporate debt funds BBB-rated investment objective.
Lipper Global Income Funds Index is an equally weighted index of typically the 30 largest mutual funds within the global income funds investment objective. Lipper General U.S. Government Funds Index is an equally weighted index of typically the 30 largest mutual funds within the general U.S. government funds investment objective.
Lipper Intermediate Investment Grade Index is an equally weighted unmanaged index of the 30 largest mutual funds within the intermediate investment grade debt funds investment objectives.
Source: Lipper, Inc.
Lehman Brothers Aggregate Index covers the U.S. investment grade fixed-rate bond market, including government and credit securities, agency mortgage passthrough securities, asset-backed securities and commercial mortgage-based securities.
Lehman Brothers Government/Credit Index includes treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government) as well as other publicly issued investment grade corporate and non-corporate debentures that meet specified maturity, liquidity, and quality requirements. Lehman Brothers Global Aggregate Index covers the most liquid portion of the global investment grade fixed-rate bond market, including government, credit and collateralized securities. The liquidity constraint for all securities in the index is $300 million. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.
Lehman Brothers U.S. Government Index includes treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). Returns are adjusted for the reinvestment of capital gains distributions and income dividends. Indexes are unmanaged and do not have expenses that affect results, unlike mutual funds. It is not possible to invest directly in an index.

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

LOOMIS SAYLES BENCHMARK CORE BOND FUND


                                                                    FACE AMOUNT  VALUE +
----------------------------------------------------------------------------------------

BONDS AND NOTES - 99.1% OF NET ASSETS

AEROSPACE/DEFENSE - 0.6%
Boeing Capital Corp., 6.100%, 3/01/11                               $   100,000 $107,597
                                                                                --------
ASSET-BACKED SECURITIES - 3.0%
Chase Manhattan Auto Owner Trust, Series 2000-A, Class A4,
 6.260%, 6/15/07                                                        191,030  195,134
Chase Manhattan Auto Owner Trust, Series 2002-B, Class A3,
 3.580%, 5/15/06                                                        175,000  177,295
Residential Funding Mortgage Securities, Series 2002-HI3, Class A5,
 5.420%, 2/25/16                                                        175,000  182,897
                                                                                --------
                                                                                 555,326
                                                                                --------
AUTOMOTIVE - 1.1%
Ford Motor Co., 6.375%, 2/01/29                                         115,000   93,666
General Motors Corp., 7.200%, 1/15/11                                   100,000  105,374
                                                                                --------
                                                                                 199,040
                                                                                --------
BANKING - 3.3%
Aristar, Inc., 6.875%, 5/15/11                                           90,000  103,251
Bank of America Corp., 7.400%, 1/15/11                                   85,000  100,970
J.P. Morgan Chase & Co., 6.750%, 2/01/11                                 90,000  103,406
U.S. Bancorp, 5.100%, 7/15/07                                            95,000  102,556
Wachovia Corp., 4.950%, 11/01/06                                         95,000  102,449
Wells Fargo & Co., 3.500%, 4/04/08                                      100,000  101,510
                                                                                --------
                                                                                 614,142
                                                                                --------
BROKERAGE - 1.6%
Goldman Sachs Group, Inc., 7.350%, 10/01/09                              85,000  100,086
Lehman Brothers Holdings, Inc., 7.375%, 1/15/07                          90,000  103,311
Morgan Stanley Group, Inc., 6.875%, 3/01/07                              90,000  102,158
                                                                                --------
                                                                                 305,555
                                                                                --------
CHEMICALS - 1.7%
Dow Chemical Co., 5.750%, 11/15/09                                      155,000  165,887
Rohm & Haas Co., 7.850%, 7/15/29                                        128,000  159,050
                                                                                --------
                                                                                 324,937
                                                                                --------
CONSTRUCTION MACHINERY - 1.4%
Caterpillar Financial Services Corp., 4.875%, 6/15/07                    95,000  102,273
John Deere Capital Corp., 5.100%, 1/15/13                               150,000  155,401
                                                                                --------
                                                                                 257,674
                                                                                --------
ELECTRIC - 4.0%
Consolidated Edison Company of New York, 5.625%, 7/01/12                100,000  108,145
Constellation Energy Group, Inc., 7.600%, 4/01/32                       100,000  117,259
Dominion Resources, Inc., 5.700%, 9/17/12                               145,000  154,080
Exelon Corp., 6.750%, 5/01/11                                           100,000  113,142
MidAmerican Energy Holdings Co., 6.375%, 6/15/06                         90,000   98,891
Progress Energy, Inc., 6.050%, 4/15/07                                   50,000   54,390
Progress Energy, Inc., 6.750%, 3/01/06                                   95,000  104,249
                                                                                --------
                                                                                 750,156
                                                                                --------
ENERGY INDEPENDENT - 0.5%
Union Oil Co., 7.500%, 2/15/29                                           85,000   98,571
                                                                                --------

                                                        FACE AMOUNT    VALUE +
------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

ENTERTAINMENT - 0.9%
AOL Time Warner, Inc., 7.625%, 4/15/31                  $    50,000 $   56,834
Time Warner, Inc., 8.180%, 8/15/07                           90,000    104,565
                                                                    ----------
                                                                       161,399
                                                                    ----------
FOOD & BEVERAGE - 1.1%
ConAgra Foods, Inc., 6.750%, 9/15/11                         90,000    103,493
Kellogg Co., Series B, 6.600%, 4/01/11                       90,000    102,796
                                                                    ----------
                                                                       206,289
                                                                    ----------
GOVERNMENT AGENCIES - 7.5%
Federal Farm Credit Bank, 3.875%, 12/15/04                  185,000    190,565
Federal Home Loan Bank, 2.500%, 3/15/06                     350,000    354,639
Federal Home Loan Bank, 4.500%, 9/16/13                     195,000    194,563
Federal Home Loan Mortgage Corp., 4.500%, 1/15/13           185,000    187,156
Federal National Mortgage Association, 3.250%, 8/15/08      150,000    150,967
Federal National Mortgage Association, 4.375%, 3/15/13      190,000    190,609
Federal National Mortgage Association, 5.625%, 5/14/04      145,000    148,974
                                                                    ----------
                                                                     1,417,473
                                                                    ----------
INDEPENDENT/ENERGY - 0.5%
Devon Financing Corp., 6.875%, 9/30/11                       90,000    103,304
                                                                    ----------
INFORMATION/DATA TECHNOLOGY - 0.8%
Hewlett Packard Co., 3.625%, 3/15/08                        140,000    142,157
                                                                    ----------
INTEGRATED/ENERGY - 0.5%
Conoco Funding Co., 6.350%, 10/15/11                         90,000    101,702
                                                                    ----------
MEDIA CABLE - 0.8%
Comcast Cable Communications, 6.750%, 1/30/11               140,000    157,878
                                                                    ----------
MEDIA NONCABLE - 0.5%
Clear Channel Communications, Inc., 4.250%, 5/15/09         100,000    101,183
                                                                    ----------
METALS & MINING - 0.8%
Alcoa, Inc., 6.000%, 1/15/12                                140,000    154,173
                                                                    ----------
MORTGAGE RELATED - 33.0%
Federal Home Loan Mortgage Corp., 6.500%, 12/15/14          150,000    153,353
Federal Home Loan Mortgage Corp., 6.500%, 1/01/27            17,950     18,786
Federal Home Loan Mortgage Corp., 6.500%, 5/01/32           177,229    185,063
Federal Home Loan Mortgage Corp., 7.500%, 9/01/08           326,044    344,923
Federal Home Loan Mortgage Corp., 8.000%, 7/01/25             3,775      4,098
Federal Home Loan Mortgage Corp., 8.000%, 12/01/26           10,044     10,889
Federal National Mortgage Association, 5.500%, 2/01/18      248,032    256,779
Federal National Mortgage Association, 5.500%, 4/01/18      271,352    280,945
Federal National Mortgage Association, 5.500%, 5/01/33      551,564    563,026
Federal National Mortgage Association, 5.500%, 6/01/33      469,597    479,356
Federal National Mortgage Association, 5.500%, 7/01/33      525,952    536,882
Federal National Mortgage Association, 6.000%, 4/01/16      130,725    136,484
Federal National Mortgage Association, 6.000%, 11/01/16     169,628    177,064
Federal National Mortgage Association, 6.000%, 10/01/17     236,145    246,506
Federal National Mortgage Association, 6.000%, 6/01/32      123,404    127,359
Federal National Mortgage Association, 6.000%, 7/01/33      312,716    322,732
Federal National Mortgage Association, 6.000%, 10/01/33     289,692    298,971
Federal National Mortgage Association, 6.500%, 11/25/14     170,000    174,536
Federal National Mortgage Association, 6.500%, 7/01/32       44,542     46,430

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                          FACE AMOUNT    VALUE +
--------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

MORTGAGE RELATED - CONTINUED
Federal National Mortgage Association, 6.500%, 8/01/32    $  179,934  $  187,562
Federal National Mortgage Association, 6.500%, 9/01/32       192,333     200,487
Federal National Mortgage Association, 6.500%, 10/01/33      298,101     310,724
Federal National Mortgage Association, 7.000%, 4/01/16       176,353     187,654
Federal National Mortgage Association, 7.500%, 1/01/27        15,972      17,104
Federal National Mortgage Association, 7.500%, 12/01/30       62,923      67,151
Federal National Mortgage Association, 7.500%, 6/01/31        44,506      47,496
Federal National Mortgage Association, 7.500%, 3/01/32        87,438      93,309
Federal National Mortgage Association, 8.000%, 6/01/15       123,317     132,268
Government National Mortgage Association, 6.500%, 4/15/26     23,932      25,215
Government National Mortgage Association, 6.500%, 5/15/32    258,215     271,263
Government National Mortgage Association, 7.000%, 4/15/31     70,769      75,266
Government National Mortgage Association, 7.000%, 7/15/31     87,532      93,095
Government National Mortgage Association, 8.500%, 4/15/23     13,150      14,478
Government National Mortgage Association, 8.500%, 4/15/30     59,268      64,233
Government National Mortgage Association, 9.500%, 9/15/20     19,865      22,041
Residential Funding Mortgage, Inc., 6.750%, 12/25/14          35,062      35,008
                                                                      ----------
                                                                       6,208,536
                                                                      ----------
MORTGAGE SECURITIES - 4.1%
Federal National Mortgage Association, 6.000%, 5/01/18       444,607     464,113
Government National Mortgage Association, 5.500%, 7/20/33    297,394     304,777
                                                                      ----------
                                                                         768,890
                                                                      ----------
NON CAPTIVE CONSUMER - 1.8%
Capital One Bank, 6.500%, 7/30/04                            100,000     103,560
Countrywide Home Loans, Inc., 5.500%, 2/01/07                120,000     129,567
Household Finance Corp., 7.200%, 7/15/06                     100,000     112,655
                                                                      ----------
                                                                         345,782
                                                                      ----------
NON CAPTIVE DIVERSIFIED - 2.3%
CIT Group, Inc., 6.500%, 2/07/06                              95,000     103,866
General Electric Capital Corp., 6.750%, 3/15/32              195,000     220,059
International Lease Finance Corp., 6.375%, 3/15/09            95,000     106,209
                                                                      ----------
                                                                         430,134
                                                                      ----------
OIL FIELD SERVICES - 1.2%
Ensco International, Inc., 6.750%, 11/15/07                  100,000     111,858
Transocean Sedco Forex, Inc., 6.750%, 4/15/05                100,000     106,939
                                                                      ----------
                                                                         218,797
                                                                      ----------
PAPER - 1.2%
International Paper Co., 6.750%, 9/01/11                     100,000     112,812
Weyerhaeuser Co., 6.750%, 3/15/12                             95,000     105,686
                                                                      ----------
                                                                         218,498
                                                                      ----------
PHARMACEUTICALS - 0.6%
Wyeth, 5.250%, 3/15/13                                       100,000     103,692
                                                                      ----------
PIPELINES - 0.5%
Columbia Gas Systems, Inc., 7.050%, 11/28/07                  90,000      98,287
                                                                      ----------
RAILROADS - 0.7%
CSX Corp., 4.875%, 11/01/09                                   25,000      26,218
Norfolk Southern Corp., 6.750%, 2/15/11                       90,000     103,184
                                                                      ----------
                                                                         129,402
                                                                      ----------

                                                            FACE AMOUNT      VALUE +
------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

REAL ESTATE INVESTMENT TRUSTS - 0.6%
Simon Property Group LP, 6.375%, 11/15/07                    $   95,000 $   105,685
                                                                        -----------
RETAILERS - 1.2%
Target Corp, 3.375%, 3/01/08                                    100,000     101,132
Wal Mart Stores Inc., 4.550%, 5/01/13                           130,000     131,294
                                                                        -----------
                                                                            232,426
                                                                        -----------
SOVEREIGNS - 0.6%
United Mexican States, 6.375%, 1/16/13                          100,000     105,500
                                                                        -----------
SUPERMARKETS - 0.6%
Kroger Co., 5.500%, 2/01/13                                     115,000     120,283
                                                                        -----------
TREASURIES - 17.4%
U.S. Treasury Bonds, 6.000%, 2/15/26                            665,000     758,022
U.S. Treasury Bonds, 6.125%, 8/15/29                             75,000      87,314
U.S. Treasury Bonds, 7.125%, 2/15/23                            480,000     614,700
U.S. Treasury Bonds, 7.500%, 11/15/16                           150,000     195,809
U.S. Treasury Notes, 1.500%, 2/28/05                            605,000     607,788
U.S. Treasury Notes, 1.875%, 9/30/04                            500,000     504,004
U.S. Treasury Notes, 4.625%, 5/15/06                            470,000     504,424
                                                                        -----------
                                                                          3,272,061
                                                                        -----------
WIRELINES - 2.7%
British Telecommunications Plc, 8.875%, 12/15/30                125,000     163,871
Deutsche Telekom International Finance BV, 5.250%, 7/22/13      100,000     101,061
Sprint Capital Corp., 6.125%, 11/15/08                           75,000      80,965
Sprint Capital Corp., 7.125%, 1/30/06                            50,000      54,905
Verizon Pennsylvania, Inc., Series A, 5.650%, 11/15/11           99,000     106,039
                                                                        -----------
                                                                            506,841
                                                                        -----------

TOTAL BONDS AND NOTES
 (Identified Cost $18,400,156)                                           18,623,370
                                                                        -----------

SHORT-TERM INVESTMENT - 6.5% OF NET ASSETS
Repurchase Agreement with State Street Corp.,
dated 9/30/03 at 0.350% to be repurchased at
$1,218,012 on 10/01/03 collateralized by
$1,210,000 U.S. Treasury Bill, 3.375% due
4/30/04 with a value of $1,246,451                            1,218,000   1,218,000
                                                                        -----------

TOTAL SHORT-TERM INVESTMENT
 (Identified Cost $1,218,000)                                             1,218,000
                                                                        -----------

TOTAL INVESTMENTS - 105.6%
 (Identified Cost $19,618,156)@                                          19,841,370
 Liabilities, Less Cash and Other Assets--(5.6%)                         (1,051,417)
                                                                        -----------

NET ASSETS - 100%                                                       $18,789,953
                                                                        -----------

+See Note 2.
@At September 30, 2003, the net unrealized appreciation on investments based on cost of $19,672,509 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $250,240 and $81,379, respectively, resulting in net unrealized appreciation of $168,861.


                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

LOOMIS SAYLES BOND FUND


                                                      FACE AMOUNT     VALUE +
-----------------------------------------------------------------------------

BONDS AND NOTES - 92.0% OF NET ASSETS

NON-CONVERTIBLE BONDS - 84.1%

AIRLINES - 1.4%
American Airlines, Inc., 6.978%, 4/01/11          USD  4,141,263  $ 4,109,681
American Airlines, Inc., Series 1999-1,
 7.024%, 4/15/11                                       1,000,000      976,864
Continental Airlines, Inc., 6.703%, 12/15/22           5,261,035    5,114,810
Continental Airlines, Inc., Series 1997-4A,
 6.900%, 1/02/18                                       1,348,293    1,301,899
Continental Airlines, Inc., Series 1998-1A,
 6.648%, 9/15/17                                         303,393      289,384
Continental Airlines, Inc., Series 1999-1A,
 6.545%, 2/02/19                                       2,951,062    2,889,459
Continental Airlines, Inc., Series 2000-2,
 7.487%, 4/02/12                                         825,000      808,170
Continental Airlines, Inc., Series 2000-2,
 7.707%, 10/02/22                                      5,818,209    5,671,381
Delta Air Lines, Inc., 8.300%, 12/15/29                6,590,000    4,250,550
US Airways, 6.850%, 1/30/18                            1,755,893    1,644,374
                                                                  -----------
                                                                   27,056,572
                                                                  -----------
AUTOMOTIVE - 1.5%
Cummins Engine Co., Inc., 7.125%, 3/01/28              3,000,000    2,733,750
Dana Corp., 7.000%, 3/01/29                            2,400,000    2,160,000
Dana Corp., 9.000%, 8/15/11                            3,200,000    3,958,966
Ford Motor Co., 6.375%, 2/01/29                        1,500,000    1,221,732
Ford Motor Co., 6.625%, 10/01/28                       1,500,000    1,264,380
Ford Motor Credit Co., 7.250%, 2/22/05            GBP  5,250,000    8,899,340
Ford Motor Credit Co., 7.375%, 10/28/09           USD    500,000      532,952
General Motors Acceptance Corp., 6.875%, 8/28/12         200,000      206,923
General Motors Acceptance Corp., 7.000%, 12/07/05      4,315,000    7,368,921
General Motors Corp., 6.750%, 5/01/28                    500,000      438,498
                                                                  -----------
                                                                   28,785,462
                                                                  -----------
BANKING - 1.4%
Bangkok Bank Public Co. Ltd., 9.025%,
 3/15/29 144A                                         16,880,000   19,256,417
Keycorp Capital II, 6.875%, 3/17/29                    6,500,000    6,981,891
                                                                  -----------
                                                                   26,238,308
                                                                  -----------
CHEMICALS - 0.9%
IMC Global, Inc., 6.875%, 7/15/07                      5,990,000    5,420,950
IMC Global, Inc., 7.300%, 1/15/28                      8,565,000    6,166,800
IMC Global, Inc., 7.375%, 8/01/18                      7,275,000    5,529,000
                                                                  -----------
                                                                   17,116,750
                                                                  -----------
CONSTRUCTION MACHINERY - 0.0%
United Rentals, Inc., Series B, 9.500%, 6/01/08          250,000      258,750
                                                                  -----------
CONSUMER PRODUCTS - 0.6%
Bausch & Lomb, Inc., 7.125%, 8/01/28                  11,205,000   11,092,950
Hasbro, Inc., 6.600%, 7/15/28                            500,000      460,000
                                                                  -----------
                                                                   11,552,950
                                                                  -----------
ELECTRIC - 4.4%
AES Corp., 8.875%, 2/15/11                               315,000      313,425
AES Corp., 8.875%, 11/01/27                            9,060,000    7,248,000
Calpine Corp., 7.750%, 4/15/09                         2,625,000    1,811,250

                                                         FACE AMOUNT     VALUE +
--------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

ELECTRIC - CONTINUED
Calpine Corp., 7.875%, 4/01/08                       USD  1,000,000  $   705,000
Calpine Corp., 8.750%, 7/15/13 144A                         800,000      732,000
Commonwealth Edison Co., 4.750%, 12/01/11                   605,000      615,127
Edison Mission Energy, 7.730%, 6/15/09                      135,000      110,025
Empresa Nacional de Electricidad SA (Endesa),
 7.875%, 02/01/27                                         8,143,000    7,077,757
Enersis SA, 6.600%, 12/01/26                              4,480,000    4,492,141
Enersis SA, 6.900%, 12/01/06                             13,055,000   13,489,575
Enersis SA, 7.400%, 12/01/16                              7,650,000    7,190,082
Panda Funding Corp., 11.625%, 8/20/12                     1,323,553    1,085,313
Power Receivables Finance LLC,
 6.290%, 1/01/12 144A                                     3,575,000    3,573,949
Quezon Power Philippines Co., 8.860%, 6/15/17             7,500,938    6,375,797
Salton Sea Funding Corp., Series E, 8.300%, 5/30/11       2,206,622    2,355,569
Salton Sea Funding Corp., Series F, 7.475%, 11/30/18        453,610      467,218
South Point Energy Center LLC,
 8.400%, 5/30/12 144A                                     8,640,858    8,122,407
Southern California Edison Co., 6.650%, 4/01/29           4,550,000    4,254,250
Southern California Edison Co., 7.125%, 7/15/25           1,000,000    1,012,500
Southern California Edison Co., 7.250%, 3/01/26             500,000      508,750
Southern California Edison Co., 7.625%, 1/15/10           2,000,000    2,145,000
Tenaga Nasional Berhad, 7.500%, 11/01/25 144A             6,915,000    7,389,417
Texas-New Mexico Power Co., 6.250%, 1/15/09               1,000,000    1,012,432
                                                                     -----------
                                                                      82,086,984
                                                                     -----------
ELECTRONICS - 3.2%
Corning Glass, 7.000%, 3/15/07                            2,275,000    2,272,156
Corning Glass, 8.875%, 3/15/16                              825,000      874,500
Corning, Inc., 6.250%, 2/18/10 144A                  EUR  1,500,000    1,694,129
Corning, Inc., 6.750%, 9/15/13                       USD 13,600,000   13,396,000
Corning, Inc., 6.850%, 3/01/29                            2,050,000    1,824,500
Lucent Technologies, Inc., 6.450%, 3/15/29               31,020,000   21,403,800
Lucent Technologies, Inc., 6.500%, 1/15/28                  500,000      345,000
Motorola, Inc., 5.800%, 10/15/08                            450,000      477,562
Motorola, Inc., 6.500%, 11/15/28                          3,749,000    3,613,099
Motorola, Inc., 7.625%, 11/15/10                            600,000      684,000
Nortel Networks Corp., 6.875%, 9/01/23                    4,057,000    3,712,155
Nortel Networks Ltd., 6.125%, 2/15/06                     3,420,000    3,437,100
Northern Telecom Capital Corp., 7.875%, 6/15/26           1,500,000    1,440,000
Samsung Electronics Co. Ltd.,
 7.700%, 10/01/27 144A                                    5,400,000    5,918,886
                                                                     -----------
                                                                      61,092,887
                                                                     -----------
ENTERTAINMENT - 2.3%
Time Warner Entertainment Co., 6.950%, 1/15/28           33,900,000   35,801,519
Time Warner, Inc., 6.625%, 5/15/29                        7,500,000    7,627,747
                                                                     -----------
                                                                      43,429,266
                                                                     -----------
FOOD & BEVERAGE - 0.5%
Borden, Inc., 7.875%, 2/15/23                             8,282,000    6,791,240
Borden, Inc., 9.200%, 3/15/21                             2,625,000    2,218,125
Borden, Inc., 9.250%, 6/15/19                             1,325,000    1,099,750
                                                                     -----------
                                                                      10,109,115
                                                                     -----------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                        FACE AMOUNT      VALUE +
--------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

FOREIGN LOCAL GOVERNMENTS - 11.4%
Milit-Air, Inc., 5.750%, 6/30/19                    CAD   6,267,005 $  4,955,984
New Brunswick FM Project, 6.470%, 11/30/27 144A          10,000,000    8,204,908
Ontario Hydro, Zero Coupon Bond, 11/27/20                 1,507,000      411,453
Ontario Hydro, Zero Coupon Bond, 10/15/21                49,565,000   12,832,560
Province of Alberta, 5.930%, 9/16/16                     25,834,110   20,679,718
Province of British Columbia, Zero Coupon Bond,
 6/09/14                                                 10,000,000    4,257,023
Province of British Columbia, Zero Coupon Bond,
 9/05/20                                                 39,000,000   10,920,347
Province of British Columbia, Zero Coupon Bond,
 6/09/22                                                 48,708,000   12,160,684
Province of British Columbia, Zero Coupon Bond,
 8/19/22                                                 20,387,000    5,028,949
Province of British Columbia, Zero Coupon Bond,
 8/23/24                                                 37,100,000    8,075,021
Province of British Columbia, Zero Coupon Bond,
 11/19/27                                                 6,300,000    1,137,950
Province of Manitoba, Zero Coupon Bond, 3/05/31          41,929,000    6,331,951
Province of Manitoba, 6.500%, 9/22/17                    34,300,000   28,933,523
Province of Manitoba, 7.750%, 12/22/25                   39,245,000   37,146,569
Province of Manitoba (Certificate of Deposit),
 Zero Coupon Bond, 7/22/13                                2,500,000    1,113,614
Province of Newfoundland, 6.150%, 4/17/28                 2,500,000    1,970,519
Province of Ontario, Zero Coupon Bond, 7/13/22           94,725,000   23,570,281
Province of Ontario, Zero Coupon Bond, 6/02/27            4,480,000      857,032
Province of Ontario, Zero Coupon Bond, 3/08/29           18,600,000    3,248,270
Province of Ontario, 5.900%, 3/08/06                      4,295,000    3,378,992
Province of Saskatchewan, Zero Coupon Bond, 4/10/14      27,000,000   11,600,096
Province of Saskatchewan (Certificate of Deposit),
 Zero Coupon Bond, 2/04/22                                2,350,000      607,588
Province of Saskatchewan (Certificate of Deposit),
 Zero Coupon Bond, 5/30/25                               36,780,000    7,773,667
                                                                    ------------
                                                                     215,196,699
                                                                    ------------
GOVERNMENT AGENCIES - 8.9%
Federal Home Loan Mortgage Corp., 4.625%, 2/15/07   EUR  32,500,000   39,794,768
Federal Home Loan Mortgage Corp., 5.500%, 9/15/11   USD  15,000,000   16,423,950
Federal National Mortgage Association, Zero Coupon
 Bond, 10/29/07                                     NZD 103,925,000   48,776,915
Federal National Mortgage Association,
 5.250%, 1/15/09                                    USD  31,665,000   34,661,617
Federal National Mortgage Association,
 5.375%, 11/15/11                                         7,700,000    8,361,576
Federal National Mortgage Association,
 5.500%, 3/15/11                                          5,000,000    5,490,280
Federal National Mortgage Association,
 6.375%, 8/15/07                                    AUD  21,000,000   14,983,024
                                                                    ------------
                                                                     168,492,130
                                                                    ------------
HEALTHCARE - 1.4%
Columbia/HCA Healthcare Corp., 7.050%, 12/01/27     USD   6,825,000    6,616,626
Columbia/HCA Healthcare Corp., 7.190%, 11/15/15           4,500,000    4,780,476
Columbia/HCA Healthcare Corp., 7.500%, 12/15/23           1,965,000    1,993,377
Columbia/HCA Healthcare Corp., 7.580%, 9/15/25            1,300,000    1,332,315

                                                     FACE AMOUNT     VALUE +
----------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

HEALTHCARE - CONTINUED
Columbia/HCA Healthcare Corp., 7.690%, 6/15/25   USD   5,000,000 $ 5,176,635
Columbia/HCA Healthcare Corp., 7.750%, 7/15/36         1,000,000   1,043,022
HCA, Inc., 6.250%, 2/15/13                             3,000,000   3,042,156
HCA, Inc., 6.300%, 10/01/12                            2,500,000   2,548,060
                                                                 -----------
                                                                  26,532,667
                                                                 -----------
HOME CONSTRUCTION - 0.4%
Pulte Corp., 7.300%, 10/24/05                          1,000,000   1,056,059
Pulte Corp., 7.625%, 10/15/17                          1,100,000   1,274,959
Pulte Homes, Inc., 6.375%, 5/15/33                     2,000,000   1,919,072
Pulte Homes, Inc., 7.875%, 6/15/32                     1,900,000   2,159,069
                                                                 -----------
                                                                   6,409,159
                                                                 -----------
INFORMATION/DATA TECHNOLOGY - 1.2%
Arrow Electronics, Inc., 6.875%, 7/01/13              17,380,000  17,542,955
Arrow Electronics, Inc., 6.875%, 6/01/18                 250,000     246,233
Xerox Capital Trust I, 8.000%, 2/01/27                 5,150,000   4,351,750
Xerox Corp., 7.200%, 4/01/16                             310,000     289,850
                                                                 -----------
                                                                  22,430,788
                                                                 -----------
INTEGRATED/ENERGY - 1.1%
Cerro Negro Finance Ltd., 7.330%, 12/01/09 144A        1,148,000   1,061,900
Cerro Negro Finance Ltd., 7.900%, 12/01/20 144A       11,000,000   8,580,000
PDVSA Finance Ltd., 6.650%, 2/15/06                      650,000     630,500
PDVSA Finance Ltd., 7.400%, 8/15/16                    3,000,000   2,325,000
PDVSA Finance Ltd., 7.500%, 11/15/28                   1,000,000     750,000
PDVSA Finance Ltd., 9.375%, 11/15/07                   2,504,000   2,504,000
Petrozuata Finance, Inc., 7.630%, 4/01/09 144A         3,620,000   3,439,000
Petrozuata Finance, Inc., 8.220%, 4/01/17 144A           585,000     500,175
Phillips 66 Capital Trust II, 8.000%, 1/15/37          1,000,000   1,151,786
                                                                 -----------
                                                                  20,942,361
                                                                 -----------
LIFE INSURANCE - 0.7%
Provident Companies, Inc., 7.000%, 7/15/18               500,000     500,520
Provident Companies, Inc., 7.250%, 3/15/28             5,550,000   5,501,393
UnumProvident Corp., 6.750%, 12/15/28                  2,000,000   1,980,000
UnumProvident Corp., 7.375%, 6/15/32                   4,250,000   4,250,000
                                                                 -----------
                                                                  12,231,913
                                                                 -----------
LODGING - 0.5%
Host Marriott Corp., Series B, 7.875%, 8/01/08         1,000,000   1,027,500
ITT Corp., 7.375%, 11/15/15                            2,500,000   2,600,000
La Quinta Properties, Inc., 8.875%, 3/15/11 144A         750,000     812,812
Meditrust Corp., 7.000%, 8/15/07                       5,500,000   5,644,375
                                                                 -----------
                                                                  10,084,687
                                                                 -----------
MEDIA CABLE - 0.6%
Charter Communications Holdings LLC,
 9.625%, 11/15/09                                      1,000,000     772,500
Charter Communications Holdings LLC,
 10.000%, 4/01/09                                        500,000     395,000
Comcast Corp., 5.500%, 3/15/11                         3,000,000   3,155,079
CSC Holdings, Inc., 7.875%, 2/15/18                    1,550,000   1,511,250
Rogers Cablesystems Ltd., 9.650%, 1/15/14        CAD   6,080,000   4,793,426
                                                                 -----------
                                                                  10,627,255
                                                                 -----------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                          FACE AMOUNT     VALUE +
---------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

MORTGAGE RELATED - 0.0%
Federal Home Loan Mortgage Corp., 5.000%, 12/01/31    USD     724,560 $   724,892
                                                                      -----------
OIL FIELD SERVICES - 0.4%
Pecom Energia SA, 8.125%, 7/15/10 144A                      5,640,000   5,315,700
Trico Marine Services, Inc., 8.875%, 5/15/12                2,530,000   1,846,900
                                                                      -----------
                                                                        7,162,600
                                                                      -----------
PAPER - 2.9%
Abitibi-Consolidated, Inc., 7.500%, 4/01/28                 1,500,000   1,372,226
Boise Cascade Corp., 7.350%, 2/01/16                        1,975,000   2,032,828
Boise Cascade Corp., Series A, 7.450%, 8/10/11             18,400,000  19,070,606
Fort James Corp., 7.750%, 11/15/23                          2,500,000   2,412,500
Georgia-Pacific Corp. (Timber Group),
 7.250%, 6/01/28                                            5,165,000   4,493,550
Georgia-Pacific Group, 7.375%, 12/01/25                    14,885,000  13,173,225
Georgia-Pacific Group, 7.750%, 11/15/29                    13,855,000  12,556,094
                                                                      -----------
                                                                       55,111,029
                                                                      -----------
PIPELINES - 2.4%
Coastal Corp., 6.950%, 6/01/28                              1,000,000     682,500
El Paso Corp., 5.750%, 3/14/06                             12,345,000  12,511,737
El Paso Corp., 7.000%, 5/15/11                                200,000     165,000
KN Capital Trust, 7.630%, 4/15/28                          15,750,000  17,426,209
Southern Natural Gas Co., 7.350%, 2/15/31                   1,500,000   1,380,000
Tennessee Gas Pipeline Co., 7.000%, 10/15/28               10,225,000   8,870,188
Tennessee Gas Pipeline Co., 7.500%, 4/01/17                 1,700,000   1,623,500
Williams Cos., Inc., 7.500%, 1/15/31                        1,200,000   1,068,000
Williams Holdings of Delaware, 6.500%, 12/01/08             1,050,000   1,018,500
                                                                      -----------
                                                                       44,745,634
                                                                      -----------
PROPERTY & CASUALTY INSURANCE - 0.2%
Aon Corp., 7.375%, 12/14/12                                 2,500,000   2,897,475
                                                                      -----------
RAILROADS - 0.7%
Missouri Pacific Railroad Co., 5.000%, 1/01/45              7,346,000   5,013,645
TFM SA de CV, 11.750%, 6/15/09                              7,700,000   7,892,500
                                                                      -----------
                                                                       12,906,145
                                                                      -----------
REAL ESTATE INVESTMENT TRUSTS - 2.8%
AMB Property Corp., 7.500%, 6/30/18                         7,500,000   8,845,642
First Industrial LP, 7.500%, 12/01/17                       8,400,000   9,596,555
First Industrial LP, 7.600%, 7/15/28                       15,250,000  16,287,427
Health Care Property Investors, Inc., 6.000%, 3/01/15         500,000     516,170
Highwoods Realty LP, 7.500%, 4/15/18                        5,640,000   5,822,240
Security Capital Industrial Trust, 7.625%, 7/01/17          3,375,000   3,991,474
Spieker Properties, Inc., 7.500%, 10/01/27                  2,098,000   2,262,685
TriNet Corporate Realty Trust, Inc., 7.700%, 7/15/17        5,000,000   4,925,000
                                                                      -----------
                                                                       52,247,193
                                                                      -----------
RETAILERS - 2.6%
Dillard's Inc., 7.750%, 5/15/27                             1,000,000     870,000
Dillard's, Inc., 6.625%, 1/15/18                              360,000     306,000
Dillard's, Inc., 7.000%, 12/01/28                             570,000     456,000
Dillard's, Inc., 7.750%, 7/15/26                            7,182,000   6,284,250
J.C. Penney Co., Inc., 6.875%, 10/15/15                       720,000     709,200
J.C. Penney Co., Inc., 7.125%, 11/15/23                     8,335,000   7,876,575

                                                         FACE AMOUNT      VALUE +
---------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

RETAILERS - CONTINUED
J.C. Penney Co., Inc., 7.650%, 8/15/16               USD   2,620,000 $  2,737,900
J.C. Penney Co., Inc., 7.950%, 4/01/17                     3,500,000    3,692,500
J.C. Penney Co., Inc., 8.125%, 4/01/27                     9,450,000    9,686,250
J.C. Penney Co., Inc., 8.250%, 8/15/22                     6,619,000    6,817,570
Sears Roebuck Acceptance Corp., 6.500%, 12/01/28           3,000,000    3,090,297
Sears Roebuck Acceptance Corp., 6.700%, 4/15/12              525,000      595,468
Sears Roebuck Acceptance Corp., 7.000%, 6/01/32              830,000      911,250
Woolworth Corp., 8.500%, 1/15/22                           4,475,000    4,698,750
                                                                     ------------
                                                                       48,732,010
                                                                     ------------
SOVEREIGNS - 18.8%
Bangko Sentral Pilipinas, 8.600%, 6/15/27                  6,300,000    5,851,125
Canadian Government, 3.500%, 6/01/04                 CAD  32,350,000   24,091,093
Canadian Government, 4.500%, 9/01/07                      55,750,000   42,715,598
Canadian Government, 6.000%, 9/01/05                     104,590,000   81,881,926
Escom, 11.000%, 6/01/08                              ZAR  28,900,000    4,386,446
Government of Sweden, 5.250%, 3/15/11                SEK  10,000,000    1,371,830
Kingdom of Norway, 5.500%, 5/15/09                   NOK  58,900,000    8,827,934
Kingdom of Norway, 6.750%, 1/15/07                       299,485,000   46,343,098
Pemex Project Funding Master Trust, 8.625%, 2/01/22  USD   1,580,000    1,761,700
Petroleos Mexicanos, 8.625%, 12/01/23 144A                 6,485,000    7,149,712
PF Export Receivables Master Trust, 6.436%, 6/01/15
 144A                                                      2,923,636    2,923,987
Republic of Argentina, 8.875%, 3/01/29 ^                   1,000,000      210,000
Republic of Brazil, 8.875%, 4/15/24                       35,125,000   28,205,375
Republic of Brazil, 10.125%, 5/15/27                       6,181,000    5,525,814
Republic of Brazil C Bond, 8.000%, 4/15/14                47,347,573   43,502,950
Republic of Dominican, 9.040%, 1/23/13 144A                4,170,000    3,773,850
Republic of Peru, 4.500%, 3/07/17
 (step to 5.000% on 3/07/05) #                             3,075,000    2,682,938
Republic of South Africa, 10.000%, 2/28/08           ZAR  20,000,000    3,010,123
Republic of South Africa, 12.500%, 12/21/06                5,690,000      893,857
Republic of South Africa, 13.000%, 8/31/10                 5,060,000      864,414
Republic of South Africa, 13.500%, 9/15/15                83,470,000   15,542,979
Republic of Uruguay, 7.500%, 3/15/15                 USD   4,356,000    3,354,120
Republic of Uruguay, 7.875%, 1/15/33                       2,904,000    1,952,940
Republic of Venezuela, 9.250%, 9/15/27                    19,635,000   15,197,490
United Mexican States, 5.375%, 6/10/13               EUR   1,500,000    1,711,603
United Mexican States, 8.375%, 1/14/11               USD   1,000,000    1,190,000
                                                                     ------------
                                                                      354,922,902
                                                                     ------------
SUPRANATIONAL - 5.2%
Eurofima, 6.500%, 8/22/11                            AUD   4,200,000    3,011,862
European Bank for Reconstruction & Development,
 Zero Coupon Bond, 2/10/28                                31,000,000    4,954,892
International Bank for Reconstruction & Development,
 Zero Coupon Bond, 8/20/07                           NZD 152,375,000   72,234,239
International Bank for Reconstruction & Development,
 5.500%, 11/03/2008                                        9,500,000    5,531,939
International Bank for Reconstruction & Development,
 8.000%, 05/23/2007                                       19,000,000   12,030,130
                                                                     ------------
                                                                       97,763,062
                                                                     ------------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                          FACE AMOUNT     VALUE +
---------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

TAXABLE MUNICIPAL - 0.1%
Orange County, California Pension Obligation,
 Zero Coupon Bond, 9/01/16                            USD   5,000,000 $ 2,451,350
                                                                      -----------
TEXTILE - 0.2%
Kellwood Co., 7.625%, 10/15/17                              2,500,000   2,537,500
Phillips-Van Heusen Corp., 7.750%, 11/15/23                 1,000,000     980,000
                                                                      -----------
                                                                        3,517,500
                                                                      -----------
TRANSPORTATION SERVICES - 0.6%
American President Cos. Ltd., 8.000%, 1/15/24              11,304,000   7,912,800
Atlas Air Worldwide Holdings, Inc., 7.200%, 1/02/19 ^         653,074     611,220
Atlas Air, Inc., Series 1999-1C, 8.770%, 1/02/11 ^            249,713      39,330
Atlas Air, Inc., Series A, 7.380%, 1/02/18 ^                  907,876     849,645
Atlas Air, Inc., Series B, 7.680%, 1/02/14 ^                2,786,257   1,100,571
Transportacion Maritima Mexicana SA de CV,
 10.250%, 11/15/06 ^                                        1,450,000   1,145,500
                                                                      -----------
                                                                       11,659,066
                                                                      -----------
TREASURIES - 0.5%
U.S. Treasury Bonds, 5.250%, 11/15/28                       5,000,000   5,180,080
U.S. Treasury Bonds, 5.500%, 8/15/28                        3,375,000   3,615,205
                                                                      -----------
                                                                        8,795,285
                                                                      -----------
WIRELESS - 0.1%
Nextel Communications, Inc., 9.500%, 2/01/11                  500,000     552,500
Rogers Wireless Communications, Inc.,
 8.800%, 10/01/07                                           1,625,000   1,665,625
                                                                      -----------
                                                                        2,218,125
                                                                      -----------
WIRELINES - 4.2%
AT&T Corp., 6.500%, 11/21/06                          EUR   3,750,000   4,707,126
Colt Telecom Group Plc, 12.000%, 12/15/06             USD   1,520,000   1,523,800
Deutsche Telekom International Finance BV,
 7.125%, 7/11/11                                      EUR   3,000,000   3,991,300
Philippine Long Distance Telephone Co.,
 8.350%, 3/06/17                                      USD  11,479,000   9,969,007
Philippine Long Distance Telephone Co.,
 11.375%, 5/15/12                                             925,000   1,046,850
Qwest Capital Funding, Inc., 6.375%, 7/15/08                  625,000     553,125
Qwest Capital Funding, Inc., 7.000%, 8/03/09                2,700,000   2,409,750
Qwest Capital Funding, Inc., 7.625%, 8/03/21                1,800,000   1,548,000
Qwest Capital Funding, Inc., 7.750%, 8/15/06                  500,000     490,000
Qwest Capital Funding, Inc., 7.750%, 2/15/31               13,475,000  11,453,750
Qwest Capital Funding, Inc., 7.900%, 8/15/10                2,000,000   1,820,000
Qwest Corp., 5.625%, 11/15/08                                 750,000     731,250
Qwest Corp., 6.875%, 9/15/33                                1,025,000     902,000
Qwest Corp., 7.200%, 11/10/26                                 575,000     517,500
Qwest Corp., 7.250%, 9/15/25                                1,700,000   1,547,000
Qwest Corp., 7.500%, 6/15/23                                4,500,000   4,207,500
Sprint Capital Corp., 6.125%, 11/15/08                        250,000     269,884
Sprint Capital Corp., 6.875%, 11/15/28                     11,075,000  10,800,130
Sprint Capital Corp., 7.900%, 3/15/05                       1,100,000   1,188,089
Telekom Malaysia Berhad, 7.875%, 8/01/25 144A                 500,000     558,154

                                                          FACE AMOUNT        VALUE +
------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

WIRELINES - CONTINUED
US West Capital Funding, Inc., 6.500%, 11/15/18       USD   4,300,000 $    3,375,500
US West Capital Funding, Inc., 6.875%, 7/15/28             19,075,000     15,069,250
                                                                      --------------
                                                                          78,678,965
                                                                      --------------

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $1,402,313,021)                                      1,585,207,936
                                                                      --------------

CONVERTIBLE BONDS - 7.9%
ELECTRONICS - 2.3%
Amkor Technology, Inc., 5.000%, 3/15/07                     1,150,000      1,046,500
Analog Devices, Inc., 4.750%, 10/01/05                     21,620,000     21,998,350
Analog Devices, Inc., 4.750%, 10/01/05 144A                 1,000,000      1,017,500
Corning, Inc., 3.500%, 11/01/08                             6,100,000      7,144,625
Corning, Inc., 5.625%, 2/18/05 144A                   EUR   2,104,000      2,426,544
Kulicke and Soffa Industries, Inc., 4.750%, 12/15/06  USD   2,675,000      2,343,969
Nortel Networks Corp., 4.250%, 9/01/08                      8,510,000      7,510,075
Richardson Electronics Ltd., 7.250%, 12/15/06                 450,000        414,000
                                                                      --------------
                                                                          43,901,563
                                                                      --------------
INDEPENDENT/ENERGY - 0.2%
Devon Energy Corp., 4.900%, 8/15/08                         1,400,000      1,424,500
Devon Energy Corp., 4.950%, 8/15/08                         2,600,000      2,645,500
                                                                      --------------
                                                                           4,070,000
                                                                      --------------
INDUSTRIAL OTHER - 0.0%
MascoTech, Inc., 4.500%, 12/15/03                             727,000        712,460
                                                                      --------------
INFORMATION/DATA TECHNOLOGY - 0.8%
Infineon Tech, 4.250%, 2/06/07                        EUR   8,850,000      9,562,346
Maxtor Corp., 5.750%, 3/01/12                         USD   6,767,000      5,413,600
                                                                      --------------
                                                                          14,975,946
                                                                      --------------
MEDIA CABLE - 0.3%
Rogers Communications, Inc., 2.000%, 11/26/05               5,525,000      4,951,781
                                                                      --------------
PHARMACEUTICALS - 0.8%
Human Genome Sciences, Inc., 3.750%, 3/15/07                7,325,000      6,308,656
Human Genome Sciences, Inc., 3.750%, 3/15/07 144A           7,250,000      6,244,062
ICN Pharmaceuticals, Inc., 6.500%, 7/15/08                  1,000,000        948,750
Regeneron Pharmaceuticals, Inc., 5.500%, 10/17/08             675,000        655,594
                                                                      --------------
                                                                          14,157,062
                                                                      --------------
TEXTILE - 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/12                            197,000        159,816
                                                                      --------------
TOBACCO - 2.3%
Loews Corp., 3.125%, 9/15/07                               46,015,000     42,391,319
                                                                      --------------
TRANSPORTATION SERVICES - 0.0%
Builders Transportation, Inc., 8.000%, 8/15/05^**           1,000,000          1,250
Preston Corp., 7.000%, 5/01/11                                750,000        608,438
                                                                      --------------
                                                                             609,688
                                                                      --------------
WIRELESS - 0.3%
Nextel Communications, Inc., 5.250%, 1/15/10                6,695,000      6,243,088
                                                                      --------------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                           FACE AMOUNT        VALUE +
-------------------------------------------------------------------------------------

CONVERTIBLE BONDS - CONTINUED

WIRELINES - 0.9%
Colt Telecom Group Plc, 2.000%, 3/29/06                EUR   1,000,000 $    1,130,001
Colt Telecom Group Plc, 2.000%, 12/16/06                     8,225,000      9,102,628
Colt Telecom Group Plc, 2.000%, 4/03/07                      5,500,000      6,086,863
Telus Corp., 6.750%, 6/15/10                           CAD     531,000        402,913
                                                                       --------------
                                                                           16,722,405
                                                                       --------------

TOTAL CONVERTIBLE BONDS
 (Identified Cost $132,259,146)                                           148,895,128
                                                                       --------------

TOTAL BONDS AND NOTES
 (Identified Cost $1,534,572,167)                                       1,734,103,064
                                                                       --------------

                                                                SHARES
-------------------------------------------------------------------------------------

COMMON STOCKS - 0.1% OF NET ASSETS

ENERGY EQUIPMENT & SERVICES - 0.1%
Diamond Offshore Drilling, Inc.                                127,777      2,440,541
                                                                       --------------

TOTAL COMMON STOCKS
 (Identified Cost $4,711,944)                                               2,440,541
                                                                       --------------

PREFERRED STOCKS - 5.0% OF NET ASSETS

NON-CONVERTIBLE PREFERRED STOCKS - 0.5%
REAL ESTATE - 0.0%
La Quinta Properties, Inc., Series A, 9.000%                    21,770        543,597
                                                                       --------------
REAL ESTATE INVESTMENT TRUSTS - 0.0%
First Industrial Realty Trust, Inc., Series E, 7.900%              100          2,500
                                                                       --------------
UTILITIES - ELECTRIC - 0.5%
Central Maine Power Co., 3.500%                                  2,230        124,880
Connecticut Light & Power Co., $1.90                             2,925         98,810
Entergy Arkansas, Inc 4.32%                                        100          6,100
Entergy Louisiana, Inc., 4.160%                                  2,824        180,648
Entergy Mississippi, Inc., 4.360%                                5,000        290,000
Entergy New Orleans, Inc., 4.360%                                  665         42,207
Entergy New Orleans, Inc., 4.750%                                  200         12,800
MDU Resources Group, Inc., 5.100% 144A                           3,100        314,166
Pacific Gas & Electric Co., Series D, 5.000%^                   75,600      1,757,700
Pacific Gas & Electric Co., Series H, 4.500%^                   45,000      1,001,250
PECO Energy Co., $3.80                                             300         20,520
Public Service Co., 4.000%                                         360         23,310
Southern California Edison Co., 4.320%                          50,700        848,718
Southern California Edison Co., 4.780%                          50,100        914,325
Southern California Edison Co., 7.230%                          35,262      3,517,384
Xcel Energy, Inc., $3.60                                         1,100         61,600
                                                                       --------------
                                                                            9,214,418
                                                                       --------------

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $7,663,351)                                               9,760,515
                                                                       --------------

                                                              SHARES        VALUE +
-----------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS - 4.5%

AUTO & RELATED - 0.2%
Cummins Capital Trust I, 7.000%                               58,500 $    3,454,366
                                                                     --------------
BUILDING MATERIALS - 0.0%
Owens Corning, 6.500%/\ 144A                                 133,000        598,500
                                                                     --------------
CONTAINERS & PACKAGING - 0.0%
Owens-Illinois, Inc., 4.750%                                  26,000        743,600
                                                                     --------------
ELECTRONICS - 0.4%
Lucent Technologies Capital Trust, 7.750%                      7,975      6,617,097
                                                                     --------------
FINANCIAL SERVICES - 0.2%
Newell Financial Trust I, 5.250%                              80,000      3,360,000
                                                                     --------------
FOREST & PAPER PRODUCTS - 2.1%
International Paper Capital Trust, 5.250%                    824,825     40,210,219
                                                                     --------------
NATURAL GAS - 0.0%
Western Gas Resources, Inc., $2.625                           13,000        682,500
                                                                     --------------
OIL & GAS EXPLORATION - 0.1%
Chesapeake Energy Corp., 6.750%                               32,600      2,466,190
                                                                     --------------
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Equity Residential Properties Trust, 7.250%                  291,200      7,594,496
Host Marriott Financial Trust, 6.750%                         60,500      2,881,312
                                                                     --------------
                                                                         10,475,808
                                                                     --------------
TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.9%
Philippine Long Distance Telephone Co., $3.50 GDS            407,575     16,384,515
                                                                     --------------

TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $83,245,920)                                           84,992,795
                                                                     --------------

TOTAL PREFERRED STOCKS
 (Identified Cost $90,909,271)                                           94,753,310
                                                                     --------------

                                                         FACE AMOUNT
-----------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 1.7% OF NET ASSETS
Repurchase Agreement with State Street Corp., dated
9/30/03 at 0.350% to be repurchased at $31,917,310
on 10/01/03 collateralized by $31,730,000 U.S.
Treasury Note, 3.625% due 3/31/04 with a value of
$32,557,931                                          USD  31,917,000     31,917,000
                                                                     --------------

TOTAL SHORT-TERM INVESTMENT
 (Identified Cost $31,917,000)                                           31,917,000
                                                                     --------------

TOTAL INVESTMENTS - 98.8%
 (Identified Cost $1,662,110,382)@                                    1,863,213,915
 Cash and Other Assets, Less Liabilities--1.2%                           22,944,407
                                                                     --------------

NET ASSETS - 100%                                                    $1,886,158,322
                                                                     --------------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

+  See Note 2.
** Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
^  Non-income producing security due to default or bankruptcy filing.
@ At September 30, 2003, the net unrealized appreciation on investments based on cost of $1,664,344,118 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $218,018,871 and $19,149,074, respectively, resulting in net unrealized appreciation of $198,869,797.
   Key to Abbreviations: AUD: Australian Dollar; CAD: Canadian Dollar; EUR:
   Euro; GBP: Great British Pound; GDS: Global Depository Shares; NOK:
   Norwegian Krone; NZD: New Zealand Dollar; SEK: Swedish Krona; USD: United States Dollar; ZAR: South African Rand

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

LOOMIS SAYLES GLOBAL BOND FUND


                                                        FACE AMOUNT     VALUE +
-------------------------------------------------------------------------------

BONDS AND NOTES - 95.5% OF NET ASSETS

NON-CONVERTIBLE BONDS - 94.1%

AUSTRALIA - 3.3%
Queensland Treasury, 8.000%, 9/14/07                AUD   6,120,000 $ 4,562,119
                                                                    -----------
AUSTRIA - 3.2%
Republic of Austria, 5.000%, 7/15/12                EUR   3,360,000   4,221,761
Republic of Austria, 6.000%, 2/14/07                HUF  55,000,000     246,687
                                                                    -----------
                                                                      4,468,448
                                                                    -----------
BELGIUM - 3.7%
Kingdom of Belgium, 3.750%, 3/28/09                 EUR   4,335,000   5,146,873
                                                                    -----------
BRAZIL - 0.4%
Republic of Brazil, 8.875%, 4/15/24                 USD     300,000     240,900
Republic of Brazil, 10.000%, 1/16/07                        250,000     267,125
                                                                    -----------
                                                                        508,025
                                                                    -----------
CANADA - 10.6%
Abitibi Consolidated, Inc., 8.500%, 8/01/29                 500,000     503,193
Alcan, Inc., 5.500%, 5/02/06                        EUR     900,000   1,110,363
Alliance Pipeline LP, 4.591%, 12/31/25 144A         USD     396,656     389,028
Alliance Pipeline LP, 7.877%, 12/31/25 144A                 150,000     182,054
Brascan Corp., 8.125%, 12/15/08                             240,000     282,799
Canadian Government, 5.500%, 6/01/10                CAD   3,680,000   2,929,071
Canadian Pacific Railway Ltd., 4.900%, 6/15/10 144A         700,000     516,850
Falconbridge Ltd., 7.350%, 6/05/12                  USD     400,000     456,679
Ford Motor Credit Co., 7.163%, 4/23/07              CAD     250,000     190,245
Household Financial Corp. Ltd., 4.500%, 7/02/08             600,000     448,011
Inco Ltd., 7.200%, 9/15/32                          USD     675,000     737,187
Methanex Corp., 7.750%, 8/15/05                             700,000     728,000
Province of Ontario, 5.700%, 12/01/08               CAD   3,725,000   2,970,156
Province of Ontario, 6.250%, 12/03/08               NZD     510,000     305,283
Province of Saskatchewan, 5.750%, 3/05/29           CAD   1,425,000   1,078,827
Rogers Cablesystems Ltd., 9.650%, 1/15/14                   600,000     473,036
Shaw Communications, Inc., 7.400%, 10/17/07               1,000,000     762,483
Tembec Industries, Inc., 8.500%, 2/01/11                    675,000     658,125
                                                                    -----------
                                                                     14,721,390
                                                                    -----------
CAYMAN ISLAND - 0.6%
Arcel Finance Ltd., 7.048%, 9/01/11 144A            USD     270,000     274,050
Enersis SA, 7.400%, 12/01/16                                400,000     375,952
PDVSA Finance Ltd., 7.400%, 8/15/16                         230,000     178,250
                                                                    -----------
                                                                        828,252
                                                                    -----------
CHILE - 0.6%
Empresa Nacional de Electricidad SA (Endesa),
 7.875%, 2/01/27                                            350,000     304,214
Empresa Nacional de Electricidad SA (Endesa),
 8.350%, 8/01/13 144A                                       450,000     478,116
                                                                    -----------
                                                                        782,330
                                                                    -----------
DENMARK - 4.1%
Kingdom of Denmark, 4.000%, 8/15/08                 DKK  25,000,000   4,037,525
Kingdom of Denmark, 5.000%, 8/15/05                       1,120,000     183,837
Kommunekredit, 5.000%, 6/07/06                      NOK   4,820,000     702,945

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                       FACE AMOUNT     VALUE +
------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

DENMARK - CONTINUED
Rohm & Haas Denmark A/S, 6.000%, 3/09/07           EUR     650,000 $   820,107
                                                                   -----------
                                                                     5,744,414
                                                                   -----------
DOMINICAN REPUBLIC - 0.5%
Republic of Dominican, 9.040%, 1/23/13 144A        USD     700,000     633,500
                                                                   -----------
FINLAND - 1.8%
Republic of Finland, 5.000%, 7/04/07               EUR   2,000,000   2,498,168
                                                                   -----------
GERMANY - 8.3%
Allgemeine HypothekenBank AG, 4.250%, 1/20/14              200,000     234,097
Kreditanstalt Wiederauf, 5.250%, 1/04/10                 3,480,000   4,428,123
Munchener Hypothekenbank eG, 5.000%, 1/16/12             2,040,000   2,547,860
Republic of Germany, 5.000%, 1/04/12                     3,470,000   4,369,813
                                                                   -----------
                                                                    11,579,893
                                                                   -----------
HONG KONG - 0.2%
Bangkok Bank Public Co. Ltd., 9.025%, 3/15/29 144A USD     300,000     342,235
                                                                   -----------
IRELAND - 3.5%
Republic of Ireland, 4.600%, 4/18/16               EUR   4,025,000   4,830,998
                                                                   -----------
ITALY - 2.8%
Republic of Italy, 4.500%, 3/01/07                       3,190,000   3,914,951
                                                                   -----------
MALAYSIA - 1.6%
Telekom Malaysia Berhad, 7.875%, 8/01/25 144A      USD   1,000,000   1,116,308
Tenaga Nasional Berhad, 7.500%, 11/01/25 144A            1,000,000   1,068,607
                                                                   -----------
                                                                     2,184,915
                                                                   -----------
MEXICO - 2.4%
Petroleos Mexicanos, 8.625%, 12/01/23 144A                 900,000     992,250
Petroleos Mexicanos, 9.500%, 9/15/27                       500,000     591,250
United Mexican States, 5.375%, 6/10/13             EUR     800,000     912,855
United Mexican States, 8.375%, 1/14/11             USD     750,000     892,500
                                                                   -----------
                                                                     3,388,855
                                                                   -----------
NETHERLANDS - 4.5%
Deutsche Telekom AG, 5.250%, 5/20/08               EUR     200,000     245,455
GMAC International Finance BV, 8.000%, 3/14/07     NZD   1,125,000     670,254
Kingdom of Netherlands, 5.000%, 7/15/11            EUR   3,895,000   4,902,035
Repsol International Finance Bv, 5.750%, 12/04/06          300,000     374,193
                                                                   -----------
                                                                     6,191,937
                                                                   -----------
NEW ZEALAND - 0.3%
Government of New Zealand, 6.000%, 11/15/11        NZD     650,000     392,033
                                                                   -----------
NORWAY - 2.0%
Kingdom of Norway, 5.500%, 5/15/09                 NOK  13,200,000   1,978,417
Kingdom of Norway, 6.750%, 1/15/07                       4,925,000     762,107
                                                                   -----------
                                                                     2,740,524
                                                                   -----------
PHILIPPINES - 0.2%
Philippine Long Distance Telephone Co.,
 11.375%, 5/15/12                                  USD     225,000     254,639
                                                                   -----------

                                                         FACE AMOUNT    VALUE +
-------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

SINGAPORE - 0.1%
Flextronics International Ltd., 9.750%, 7/01/10      EUR     150,000 $  190,469
                                                                     ----------
SOUTH AFRICA - 1.9%
Republic of South Africa, 5.250%, 5/16/13                    800,000    908,661
Republic of South Africa, 8.500%, 6/23/17            USD   1,400,000  1,680,000
                                                                     ----------
                                                                      2,588,661
                                                                     ----------
SOUTH KOREA - 0.4%
Samsung Electronics Co. Ltd., 7.700%, 10/01/27 144A          550,000    602,850
                                                                     ----------
SPAIN - 2.8%
Government of Spain, 5.400%, 7/30/11                 EUR   2,990,000  3,866,352
                                                                     ----------
SUPRANATIONAL - 2.9%
Eurofima, 6.500%, 8/22/11                            AUD   1,805,000  1,294,384
European Investment Bank, 6.000%, 11/26/04           GBP     180,000    305,977
International Bank for Reconstruction & Development,
 4.750%, 12/20/04                                    JPY 175,000,000  1,658,785
Nordic Investment Bank, 5.250%, 4/20/06              SEK   6,000,000    807,215
                                                                     ----------
                                                                      4,066,361
                                                                     ----------
SWEDEN - 4.0%
Government of Sweden, 5.250%, 3/15/11                     13,100,000  1,797,098
Kingdom of Sweden, 6.500%, 5/05/08                        26,500,000  3,805,303
                                                                     ----------
                                                                      5,602,401
                                                                     ----------
THAILAND - 0.5%
Thai Farmers Bank Plc, 8.250%, 8/21/16 144A          USD     555,000    639,508
                                                                     ----------
TRINIDAD AND TOBAGO - 0.7%
Republic of Trinidad & Tobago, 9.750%, 7/01/20 144A          765,000    975,375
                                                                     ----------
UNITED KINGDOM - 4.2%
Permanent Finance Plc, 5.100%, 6/10/09               EUR     700,000    868,063
United Kingdom Treasury, 5.000%, 3/07/12             GBP   1,960,000  3,364,122
United Kingdom Treasury, 6.250%, 11/25/10                    840,000  1,550,351
                                                                     ----------
                                                                      5,782,536
                                                                     ----------
UNITED STATES - 22.0%
Allied Waste North America, Inc., 7.875%, 1/01/09    USD     600,000    622,500
Allied Waste North America, Inc., 8.500%, 12/01/08           300,000    324,000
American Standard, Inc., 7.125%, 6/01/06             EUR     325,000    393,753
American Standard, Inc., 8.250%, 6/01/09             GBP     325,000    569,927
Arrow Electronics, Inc., 6.875%, 7/01/13             USD     540,000    545,063
AT&T Corp., 6.500%, 11/21/06                         EUR     150,000    188,285
Bausch & Lomb, Inc., 7.125%, 8/01/28                 USD     900,000    891,000
CITGO Petroleum Corp., 11.375%, 2/01/11 144A                 250,000    282,500
Citi Credit Card Issuance Trust, 5.375%, 4/10/13     EUR     375,000    472,591
Columbia/HCA Healthcare Corp., 7.500%, 12/15/23      USD     250,000    253,610
Corning, Inc., 6.750%, 9/15/13                               400,000    394,000
D.R. Horton, Inc., 7.875%, 8/15/11                           500,000    541,250
Dana Corp., 9.000%, 8/15/11                                  200,000    247,435
Dean Foods Co., 6.625%, 5/15/09                              250,000    261,250
Equistar Chemicals, L. P., 6.500%, 2/15/06                   250,000    236,250
Federal Home Loan Mortgage Corp., 5.500%, 4/01/33          1,113,847  1,136,646
Federal Home Loan Mortgage Corp., 6.000%, 1/01/33            534,480    552,256

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                          FACE AMOUNT      VALUE +
----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

UNITED STATES - CONTINUED
Federal National Mortgage Association,
 1.750%, 3/26/08                                      JPY 320,000,000 $  2,994,461
Federal National Mortgage Association,
 5.500%, 5/01/33                                      USD     981,514    1,001,911
Federal National Mortgage Association,
 6.000%, 7/01/17                                            1,851,075    1,932,286
First Industrial LP, 7.600%, 7/15/28                          550,000      587,415
Ford Motor Credit Co., 7.250%, 2/22/05                GBP     150,000      254,267
General Motors Acceptance Corp., 7.000%, 12/07/05     USD     400,000      683,098
Georgia-Pacific Corp. (Timber Group),
 7.250%, 6/01/28                                              600,000      522,000
Gruma SA de CV, 7.625%, 10/15/07                              400,000      428,500
Hasbro, Inc., 6.600%, 7/15/28                                 400,000      368,000
Household Finance Corp., 5.125%, 6/24/09              EUR     900,000    1,108,200
IMC Global, Inc., Series B, 10.875%, 6/01/08          USD     225,000      234,000
iStar Financial, Inc., 7.000%, 3/15/08                        555,000      577,200
iStar Financial, Inc., 8.750%, 8/15/08                        200,000      224,000
ITT Corp., 7.375%, 11/15/15                                   600,000      624,000
KB Home, 8.625%, 12/15/08                                     320,000      346,400
KfW International Finance, Inc., 4.750%, 12/20/04     JPY 172,000,000    1,559,707
Lear Corp., 8.125%, 4/01/08                           EUR     200,000      260,949
Moore North America Finance, Inc., 7.875%, 1/15/11    USD     400,000      425,000
Motorola, Inc., 8.000%, 11/01/11                              230,000      265,650
National Rural Utilities Cooperative Finance Corp.,
 4.125%, 2/24/2006                                    EUR     625,000      744,385
News America Holdings, Inc., 8.625%, 2/07/14          AUD   1,240,000      907,807
Noranda, Inc., 7.250%, 7/15/12                        USD     700,000      784,866
Park Place Entertainment Corp., 7.875%, 3/15/10               555,000      593,850
PerkinElmer, Inc., 8.875%, 1/15/13                            210,000      228,900
Phillips-Van Heusen Corp., 8.125%, 5/01/13 144A               500,000      523,750
Pioneer Natural Resources Co., 6.500%, 1/15/08                150,000      162,375
Pioneer Natural Resources Co., 7.200%, 1/15/28                125,000      131,875
Premcor Refining Group, Inc., 7.500%, 6/15/15                 570,000      568,575
Smithfield Foods, Inc., 7.750%, 5/15/13 144A                  500,000      536,250
Sprint Capital Corp., 6.875%, 11/15/28                        380,000      370,569
Starwood Hotels & Resorts Worldwide, Inc.,
 7.875%, 5/01/12                                              250,000      273,750
Teck Cominco Ltd., 7.000%, 9/15/12                            712,000      748,649
TFM SA de CV, 11.750%, 6/15/09                                250,000      256,250
TriNet Corporate Realty Trust, Inc., 7.700%, 7/15/17          150,000      147,750
UnumProvident Corp., 6.750%, 12/15/28                         250,000      247,500
US West Capital Funding, Inc., 6.875%, 7/15/28                630,000      497,700
Xerox Corp., 7.200%, 4/01/16                                  200,000      187,000
Yum! Brands, Inc., 7.700%, 7/01/12                            350,000      387,625
                                                                      ------------
                                                                        30,608,786
                                                                      ------------

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $120,455,338)                                        130,637,798
                                                                      ------------

CONVERTIBLE BONDS - 1.4%

CANADA - 0.5%
Nortel Networks Corp., 4.250%, 9/01/08                        700,000      617,750
                                                                      ------------

                                                          FACE AMOUNT       VALUE +
-----------------------------------------------------------------------------------

CONVERTIBLE BONDS - CONTINUED

UNITED STATES - 0.9%
Corning, Inc., 3.500%, 11/01/08                       USD     125,000 $    146,406
Genzyme Corp., 3.000%, 5/15/21                                300,000      301,875
Lam Research Corp., 4.000%, 6/01/06                           200,000      193,750
LSI Logic Corp., 4.000%, 11/01/06                             320,000      306,000
Nextel Communications, Inc., 5.250%, 1/15/10                  290,000      270,425
                                                                      ------------
                                                                         1,218,456
                                                                      ------------

TOTAL CONVERTIBLE BONDS
 (Identified Cost $1,592,996)                                            1,836,206
                                                                      ------------

TOTAL BONDS AND NOTES
 (Identified Cost $122,048,334)                                        132,474,004
                                                                      ------------

SHORT-TERM INVESTMENT - 4.6% OF NET ASSETS
Repurchase Agreement with State Street Corp., dated
9/30/03 at 0.350% to be repurchased at $6,431,063 on
10/01/03 collateralized by $6,395,000 U.S. Treasury
Note, 3.625% due 3/31/04 with a value of $6,561,865         6,431,000    6,431,000
                                                                      ------------

TOTAL SHORT-TERM INVESTMENT
 (Identified Cost $6,431,000)                                            6,431,000
                                                                      ------------

TOTAL INVESTMENTS - 100.1%
 (Identified Cost $128,479,334)@                                       138,905,004
 Liabilities, Less Cash and Other Assets--(0.1%)                           (92,638)
                                                                      ------------

NET ASSETS - 100%                                                     $138,812,366
                                                                      ------------

+  See Note 2.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@ At September 30, 2003, the net unrealized appreciation on investments based on cost of $128,713,597 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $10,482,738 and $291,331, respectively, resulting in net unrealized appreciation of $10,191,407.
   Key to Abbreviations: AUD: Australian Dollar; CAD: Canadian Dollar; DKK:
   Danish Krone; EUR: Euro; GBP: Great British Pound; HUF: Hungarian Forint:
   JPY: Japanese Yen; NOK: Norwegian Krone; NZD: New Zealand Dollar; SEK:
   Swedish Krona; USD: United States Dollar

     Industry Holdings at September 30, 2003 as a Percentage of Net Assets

Sovereigns                42.0%
Foreign Local Governments  6.9
Foreign Agencies           4.3
Foreign Government/Agency  3.3
Mortgage Related           3.3
Supranational              2.9
Metals & Mining            2.8
Banking & Finance          2.5
Government Agencies        2.2
Electric                   2.1
Other                     27.8


                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND


                                                           FACE AMOUNT    VALUE +
---------------------------------------------------------------------------------

BONDS AND NOTES - 96.1% OF NET ASSETS

MORTGAGE RELATED - 17.3%
Federal National Mortgage Association, 6.500%, 1/01/31      $  139,748 $  145,713
Federal National Mortgage Association, 6.500%, 11/01/31        430,677    448,956
Federal National Mortgage Association, 6.500%, 7/01/32         364,193    379,633
Government National Mortgage Association, 6.500%, 5/15/31      291,340    306,170
Government National Mortgage Association, 7.000%, 1/15/28      134,230    143,007
Government National Mortgage Association, 8.000%, 1/15/31      206,033    222,583
                                                                       ----------
                                                                        1,646,062
                                                                       ----------

TREASURIES - 78.8%
U.S. Treasury Bonds, 5.000%, 2/15/11                         3,300,000  3,618,655
U.S. Treasury Bonds, 5.250%, 11/15/28                          835,000    865,073
U.S. Treasury Bonds, 7.250%, 5/15/16                         2,300,000  2,940,766
U.S. Treasury Notes, 3.250%, 8/15/08                           100,000    102,086
                                                                       ----------
                                                                        7,526,580
                                                                       ----------

TOTAL BONDS AND NOTES
 (Identified Cost $8,880,705)                                           9,172,642
                                                                       ----------

TOTAL INVESTMENTS - 96.1%
 (Identified Cost $8,880,705)@                                          9,172,642
 Cash and Other Assets, Less Liabilities--3.9%                            376,312
                                                                       ----------

NET ASSETS - 100%                                                      $9,548,954
                                                                       ----------

+ See Note 2.

@ At September 30, 2003, the net unrealized appreciation on investments based on cost of $8,933,986 for federal income tax purposes was as follows:
  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $242,891 and $4,235, respectively, resulting in net unrealized appreciation of $238,656.

                See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2003

                                           BENCHMARK CORE                     GLOBAL      U.S. GOVERNMENT
                                             BOND FUND        BOND FUND      BOND FUND    SECURITIES FUND
---------------------------------------------------------------------------------------------------------
ASSETS
Investments at value                         $ 19,841,370  $1,863,213,915  $ 138,905,004      $ 9,172,642
Cash                                              107,846          37,681             --          289,479
Receivable for:
 Fund shares sold                                      --       5,844,348      1,424,354            1,574
 Securities sold                                  404,762         519,875             --               --
 Dividends and interest                           149,200      28,425,797      2,274,746          109,828
Due from the adviser                               12,390          39,470         16,025           13,139
                                             ------------  --------------  -------------  ---------------
                                               20,515,568   1,898,081,086    142,620,129        9,586,662
                                             ------------  --------------  -------------  ---------------
LIABILITIES
Payable for:
 Securities purchased                           1,685,440       8,811,133      3,461,304               --
 Fund Shares redeemed                                  --       1,667,097        219,188               23
 Foreign taxes                                         --          62,934             --               --
Due to custodian                                       --              --            573               --
Accrued expenses:
 Management fees                                    4,568         898,397         64,545            2,354
 Trustees' fees                                     4,011           4,011          4,011            4,011
 Deferred Trustees' fees                            1,142           1,142          1,142            1,142
 Transfer agent fees                                2,994          72,866          5,654            1,765
 Administrative fees                                  533          52,406          4,461              274
 12b-1 fees                                            --           1,142            372               --
 Other                                             26,927         351,636         46,513           28,139
                                             ------------  --------------  -------------  ---------------
                                                1,725,615      11,922,764      3,807,763           37,708
                                             ------------  --------------  -------------  ---------------
NET ASSETS                                   $ 18,789,953  $1,886,158,322  $ 138,812,366      $ 9,548,954
                                             ------------  --------------  -------------  ---------------
Net Assets consist of:
Capital paid in                              $ 18,392,887  $1,893,027,817  $ 122,464,589      $ 9,032,051
Undistributed net investment income
  (loss)                                          791,646       1,801,699      6,260,268           62,449
Accumulated net realized gain (loss)             (617,794)   (209,975,360)      (394,680)         162,517
Unrealized appreciation (depreciation) on:
 Investments                                      223,214     201,103,533     10,425,670          291,937
 Foreign currency translations                         --         200,633         56,519               --
                                             ------------  --------------  -------------  ---------------
NET ASSETS                                   $ 18,789,953  $1,886,158,322  $ 138,812,366      $ 9,548,954
                                             ------------  --------------  -------------  ---------------

INSTITUTIONAL CLASS:
Net assets                                   $ 18,762,511  $1,730,165,258  $  83,325,203      $ 9,548,954
Shares of beneficial interest outstanding,
  no par value                                  1,757,556     136,689,226      5,582,138          823,263
Net asset value and redemption price         $      10.68  $        12.66  $       14.93      $     11.60
RETAIL CLASS:
Net assets                                   $     27,442  $  143,932,062  $  55,487,163               --
Shares of beneficial interest outstanding,
  no par value                                      2,576      11,378,466      3,741,710               --
Net asset value and redemption price         $      10.65  $        12.65  $       14.83               --
ADMIN CLASS:
Net assets                                             --  $   12,061,002             --               --
Shares of beneficial interest outstanding,
  no par value                                         --         954,274             --               --
Net asset value and redemption price                   --  $        12.64             --               --
Identified cost of investments               $ 19,618,156  $1,662,110,382  $ 128,479,334      $ 8,880,705


                See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                     BENCHMARK CORE                                     U.S. GOVERNMENT
                                       BOND FUND        BOND FUND     GLOBAL BOND FUND  SECURITIES FUND
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                            $       886,418  $   113,987,832   $     4,870,703  $       504,347
Dividends*                                       --        4,842,149                --               --
                                    ---------------  ---------------  ----------------  ---------------
Total income                                886,418      118,829,981         4,870,703          504,347
                                    ---------------  ---------------  ----------------  ---------------

EXPENSES
Management fees                              64,294        9,652,233           545,611           36,178
12b-1 fees (Retail Class)                        57          242,058            78,812               --
12b-1 fees (Admin Class)                         17           22,972                --               --
Shareholder service fees (Admin
  Class)                                         17           22,972                --               --
Trustees' fees and expenses                  10,499            9,869             9,869            9,869
Administrative fees                           7,459          562,926            31,748            4,202
Custodian and accounting fees                64,404          922,812           125,376           37,869
Transfer Agent fees (Institutional
  Class)                                     15,292          475,476            24,785           19,764
Transfer Agent fees (Retail Class)            9,126           68,318            18,163               --
Transfer Agent fees (Admin Class)             6,523           14,226                --               --
Audit and tax services fees                  25,127          410,496            47,790           23,053
Registration fees                            37,222          132,165            39,838           19,574
Printing                                      3,527          207,265            10,588            2,204
Legal fees                                    2,235           90,770             4,590            1,003
Other expenses                                1,554           38,542             3,019              524
                                    ---------------  ---------------  ----------------  ---------------
Total expenses                              247,353       12,873,100           940,189          154,240
Less expenses waived and reimbursed
  by the investment adviser                (150,819)        (519,835)          (43,243)         (93,943)
                                    ---------------  ---------------  ----------------  ---------------
Net expenses                                 96,534       12,353,265           896,946           60,297
                                    ---------------  ---------------  ----------------  ---------------
Net investment income                       789,884      106,476,716         3,973,757          444,050
                                    ---------------  ---------------  ----------------  ---------------

NET REALIZED GAIN (LOSS) ON:
Investments                                 979,907      (10,028,460)        4,203,202          328,629
Foreign currency transactions                    --        1,177,884           122,414               --
                                    ---------------  ---------------  ----------------  ---------------
Total net realized gain (loss)              979,907       (8,850,576)        4,325,616          328,629
                                    ---------------  ---------------  ----------------  ---------------

CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION) ON:
Investments                                (655,947)     323,509,721         8,276,983         (351,722)
Foreign currency translations                    --          153,928            32,944               --
                                    ---------------  ---------------  ----------------  ---------------
Total net change in unrealized
  appreciation (depreciation)              (655,947)     323,663,649         8,309,927         (351,722)
                                    ---------------  ---------------  ----------------  ---------------
Total net realized gain (loss) and
  change in unrealized appreciation
  (depreciation)                            323,960      314,813,073        12,635,543          (23,093)
                                    ---------------  ---------------  ----------------  ---------------

NET INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS              $     1,113,844  $   421,289,789   $    16,609,300  $       420,957
                                    ---------------  ---------------  ----------------  ---------------

*Net of foreign withholding taxes of $280,610 for the Bond Fund.



                See accompanying notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

BENCHMARK CORE BOND FUND

                                                                              YEAR ENDED         YEAR ENDED
                                                                          SEPTEMBER 30, 2003 SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                        $   789,884        $ 1,007,139
Net realized gain (loss)                                                         979,907           (273,346)
Change in unrealized appreciation (depreciation)                                (655,947)           461,682
                                                                          ------------------ ------------------
Increase (decrease) in net assets from operations                              1,113,844          1,195,475
                                                                          ------------------ ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
INSTITUTIONAL CLASS
Net investment income                                                           (657,294)        (1,475,272)
RETAIL CLASS
Net investment income                                                               (619)                --
ADMIN CLASS
Net investment income                                                               (377)                --
                                                                          ------------------ ------------------
Total Distributions                                                             (658,290)        (1,475,272)
                                                                          ------------------ ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions        716,130          1,421,671
                                                                          ------------------ ------------------
Total increase (decrease) in net assets                                        1,171,684          1,141,874
NET ASSETS
Beginning of the period                                                       17,618,269         16,476,395
                                                                          ------------------ ------------------
End of the period                                                            $18,789,953        $17,618,269
                                                                          ------------------ ------------------
UNDISTRIBUTED NET INVESTMENT INCOME
End of the period                                                            $   791,646        $   423,906
                                                                          ------------------ ------------------

BOND FUND

                                                                              YEAR ENDED         YEAR ENDED
                                                                          SEPTEMBER 30, 2003 SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                       $  106,476,716     $  104,341,481
Net realized gain (loss)                                                        (8,850,576)      (146,048,600)
Change in unrealized appreciation (depreciation)                               323,663,649        143,692,851
                                                                          ------------------ ------------------
Increase (decrease) in net assets from operations                              421,289,789        101,985,732
                                                                          ------------------ ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
INSTITUTIONAL CLASS
Net investment income                                                         (102,850,567)       (98,461,624)
RETAIL CLASS
Net investment income                                                           (6,701,077)        (4,628,185)
ADMIN CLASS
Net investment income                                                             (613,900)          (430,459)
                                                                          ------------------ ------------------
Total Distributions                                                           (110,165,544)      (103,520,268)
                                                                          ------------------ ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions      334,519,643       (224,435,255)
                                                                          ------------------ ------------------
Total increase (decrease) in net assets                                        645,643,888       (225,969,791)
NET ASSETS
Beginning of the period                                                      1,240,514,434      1,466,484,225
                                                                          ------------------ ------------------
End of the period                                                           $1,886,158,322     $1,240,514,434
                                                                          ------------------ ------------------
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
End of the period                                                           $    1,801,699     $     (550,476)
                                                                          ------------------ ------------------

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

GLOBAL BOND FUND

                                                                              YEAR ENDED         YEAR ENDED
                                                                          SEPTEMBER 30, 2003 SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                        $  3,973,757       $ 2,894,353
Net realized gain (loss)                                                        4,325,616          (472,023)
Change in unrealized appreciation (depreciation)                                8,309,927         4,370,610
                                                                          ------------------ ------------------
Increase (decrease) in net assets from operations                              16,609,300         6,792,940
                                                                          ------------------ ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
INSTITUTIONAL CLASS
Net investment income                                                          (2,178,435)               --
RETAIL CLASS
Net investment income                                                            (558,936)               --
                                                                          ------------------ ------------------
Total Distributions                                                            (2,737,371)               --
                                                                          ------------------ ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions      68,027,580         2,063,850
                                                                          ------------------ ------------------
Total increase (decrease) in net assets                                        81,899,509         8,856,790
NET ASSETS
Beginning of the period                                                        56,912,857        48,056,067
                                                                          ------------------ ------------------
End of the period                                                            $138,812,366       $56,912,857
                                                                          ------------------ ------------------
UNDISTRIBUTED NET INVESTMENT INCOME
End of the period                                                            $  6,260,268       $ 1,487,174
                                                                          ------------------ ------------------

U.S. GOVERNMENT SECURITIES FUND

                                                                              YEAR ENDED         YEAR ENDED
                                                                          SEPTEMBER 30, 2003 SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                        $   444,050        $   664,542
Net realized gain (loss)                                                         328,629            577,663
Change in unrealized appreciation (depreciation)                                (351,722)           307,022
                                                                          ------------------ ------------------
Increase (decrease) in net assets from operations                                420,957          1,549,227
                                                                          ------------------ ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
INSTITUTIONAL CLASS
Net investment income                                                           (526,000)          (738,717)
Net realized gain on investments                                                (326,368)                --
                                                                          ------------------ ------------------
Total distributions                                                             (852,368)          (738,717)
                                                                          ------------------ ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions     (3,511,709)        (2,336,368)
                                                                          ------------------ ------------------
Total increase (decrease) in net assets                                       (3,943,120)        (1,525,858)
NET ASSETS
Beginning of the period                                                       13,492,074         15,017,932
                                                                          ------------------ ------------------
End of the period                                                            $ 9,548,954        $13,492,074
                                                                          ------------------ ------------------
UNDISTRIBUTED NET INVESTMENT INCOME
End of the period                                                            $    62,449        $    23,376
                                                                          ------------------ ------------------

                See accompanying notes to financial statements.

                      THIS PAGE INTENTIONALLY LEFT BLANK
e

FINANCIAL HIGHLIGHTS

                              INCOME (LOSS) FROM INVESTMENT OPERATIONS        LESS DISTRIBUTIONS
                              -----------------------------------------  ----------------------------
                    Net asset               Net realized                   Dividends    Distributions
                     value,      Net       and unrealized  Total from         from        from net
                    beginning investment   gain (loss) on  investment    net investment   realized
                    of period   income      investments    operations        income     capital gains
-----------------------------------------------------------------------------------------------------
BENCHMARK CORE BOND FUND

INSTITUTIONAL CLASS
9/30/2003            $10.59     $0.39(d)       $ 0.11        $ 0.50          $(0.41)       $   --
9/30/2002+            10.80      0.60(d)         0.09          0.69           (0.90)           --
9/30/2001             10.51      0.71(d)         0.47          1.18           (0.89)           --
9/30/2000             10.55      0.69(d)        (0.12)         0.57           (0.61)           --
9/30/1999             11.49      0.61           (0.76)        (0.15)          (0.64)        (0.15)

RETAIL CLASS
9/30/2003            $10.58     $0.37(d)       $ 0.09        $ 0.46          $(0.39)       $   --
9/30/2002+/*/         10.04      0.20(d)         0.34          0.54              --            --

BOND FUND

INSTITUTIONAL CLASS
9/30/2003            $10.33     $0.78(d)       $ 2.34        $ 3.12          $(0.79)       $   --
9/30/2002++           10.39      0.82(d)        (0.06)         0.76           (0.82)           --
9/30/2001             11.53      0.94(d)        (0.91)         0.03           (1.17)           --
9/30/2000             11.70      0.96           (0.20)         0.76           (0.93)           --
9/30/1999             12.30      0.98           (0.06)         0.92           (1.00)        (0.52)

RETAIL CLASS
9/30/2003            $10.33     $0.75(d)       $ 2.34        $ 3.09          $(0.77)       $   --
9/30/2002++           10.39      0.79(d)        (0.05)         0.74           (0.80)           --
9/30/2001             11.52      0.91(d)        (0.91)         0.00           (1.13)           --
9/30/2000             11.69      0.92           (0.19)         0.73           (0.90)           --
9/30/1999             12.29      0.96           (0.08)         0.88           (0.96)        (0.52)

ADMIN CLASS
9/30/2003            $10.32     $0.72(d)       $ 2.34        $ 3.06          $(0.74)       $   --
9/30/2002++           10.38      0.76(d)        (0.05)         0.71           (0.77)           --
9/30/2001             11.52      0.88(d)        (0.92)        (0.04)          (1.10)           --
9/30/2000             11.69      0.86           (0.16)         0.70           (0.87)           --
9/30/1999             12.28      0.92(d)        (0.06)         0.86           (0.93)        (0.52)

* From commencement of class operations on May 1, 2002 through September 30, 2002. (a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized. (b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher. (c) Annualized for periods less than one year. (d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period. + As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002, the effect of this change to the Institutional and Retail Classes was a decrease to net investment income by $0.03 and $0.03 per share, respectively, an increase to net realized and unrealized gain (loss) on investments by $0.03 and $0.03 per share, respectively and a decrease to the ratio of net investment income to average net assets from 6.10% to 5.77% and 5.39% to 4.60% respectively, on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation. ++ As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debts securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002, the impact to the Institutional, Retail and Admin Classes per share net investment income and net realized and unrealized gain (loss) was less than $0.01. The ratio of net investment income to average net assets for the Institutional, Retail and Admin Classes decreased from 7.77% to 7.76%, 7.53% to 7.51%, 7.24% to 7.22%, respectively, on a annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.

                See accompanying notes to financial statements.

                                                      RATIOS TO AVERAGE NET ASSETS
--------------                                 --------------------------------------------
              Net assets           Net assets,
                value,               end of                                     Net        Portfolio
    Total       end of     Total     period         Net          Gross       investment    turnover
distributions the period return(a)    (000)    expenses(b)(c) expenses(c) income (loss)(c)   rate
----------------------------------------------------------------------------------------------------

   $(0.41)      $10.68      4.8%   $   18,763       0.45%         1.08%         3.69%         202%
    (0.90)       10.59      6.9        17,594       0.45          1.28          5.77           94
    (0.89)       10.80     11.9        16,476       0.47          1.08          6.78           85
    (0.61)       10.51      5.8        16,107       0.53          0.90          6.74           69
    (0.79)       10.55     (1.4)       22,584       0.65          1.15          6.14           29

   $(0.39)      $10.65      4.5%   $       27       0.70%        41.18%         3.52%         202%
       --        10.58      5.4            13       0.70        214.46          4.60           94


   $(0.79)      $12.66     30.9%   $1,730,165       0.75%         0.78%         6.64%          35%
    (0.82)       10.33      7.5     1,172,286       0.75          0.79          7.76           22
    (1.17)       10.39      0.3     1,383,951       0.75          0.78          8.52           20
    (0.93)       11.53      6.7     1,670,825       0.75          0.76          8.32           17
    (1.52)       11.70      7.6     1,541,834       0.75          0.75          8.15           33

   $(0.77)      $12.65     30.6%   $  143,932       1.00%         1.07%         6.35%          35%
    (0.80)       10.33      7.3        61,845       1.00          1.14          7.51           22
    (1.13)       10.39      0.1        77,035       1.00          1.13          8.28           20
    (0.90)       11.52      6.5        78,039       1.00          1.08          8.10           17
    (1.48)       11.69      7.3        55,490       1.00          1.04          7.90           33

   $(0.74)      $12.64     30.4%   $   12,061       1.25%         1.40%         6.13%          35%
    (0.77)       10.32      7.0         6,383       1.25          1.68          7.22           22
    (1.10)       10.38     (0.3)        5,498       1.25          1.71          8.02           20
    (0.87)       11.52      6.2         3,736       1.25          1.98          7.90           17
    (1.45)       11.69      7.1         1,548       1.25          2.38          7.66           33

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                              INCOME (LOSS) FROM INVESTMENT OPERATIONS        LESS DISTRIBUTIONS
                              -----------------------------------------  ----------------------------
                    Net asset               Net realized                   Dividends    Distributions
                     value,      Net       and unrealized  Total from         from        from net
                    beginning investment   gain (loss) on  investment    net investment   realized
                    of period   income      investments    operations        income     capital gains
-----------------------------------------------------------------------------------------------------
GLOBAL BOND FUND

INSTITUTIONAL CLASS
9/30/2003            $12.68     $0.62(c)       $ 2.25        $ 2.87          $(0.62)       $   --
9/30/2002+            11.08      0.68(c)         0.92          1.60              --            --
9/30/2001             10.93      0.72(c)         0.07          0.79           (0.60)        (0.04)
9/30/2000             12.60      0.76(c)        (1.33)        (0.57)          (0.67)        (0.43)
9/30/1999             11.93      0.79            0.87          1.66           (0.70)        (0.29)

RETAIL CLASS
9/30/2003            $12.62     $0.58(c)       $ 2.24        $ 2.82          $(0.61)       $   --
9/30/2002+            11.06      0.65(c)         0.91          1.56              --            --
9/30/2001             10.91      0.69(c)         0.07          0.76           (0.57)        (0.04)
9/30/2000             12.57      0.73(c)        (1.32)        (0.59)          (0.64)        (0.43)
9/30/1999             11.91      0.76(c)         0.86          1.62           (0.67)        (0.29)

U.S. GOVERNMENT SECURITIES FUND

INSTITUTIONAL CLASS
9/30/2003            $11.94     $0.43(c)       $ 0.05        $ 0.48          $(0.53)       $(0.29)
9/30/2002++           11.19      0.51(c)         0.83          1.34           (0.59)           --
9/30/2001             10.62      0.62(c)         0.70          1.32           (0.75)           --
9/30/2000             10.38      0.68            0.22          0.90           (0.66)           --
9/30/1999             11.41      0.65           (1.03)        (0.38)          (0.65)           --

(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized. (b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher. (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period. + As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002, the effect of this change to the Institutional and Retail Classes was a decrease to net investment income by $0.01 and $0.01 per share, respectively, an increase to net realized and unrealized gain (loss) on investments by $0.01 and $0.01 per share, respectively and a decrease to the ratio of net investment income to average net assets from 5.89% to 5.78% and 5.63% to 5.53%, respectively, on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation. ++ As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002, the effect of this change to the Fund was a decrease to net investment income by $0.06 per share and an increase to net realized and unrealized gain (loss) on investment by $0.06 per share. The ratio of net investment income to average net assets for the Fund decreased from 5.12% to
4.58 on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.

                See accompanying notes to financial statements.

                                                 RATIOS TO AVERAGE NET ASSETS
--------------                                ------------------------------------
              Net asset           Net assets,
               value,               end of                                        Portfolio
    Total      end of     Total     period        Net      Gross   Net investment turnover
distributions  period   Return(a)    (000)    Expenses(b) Expenses     income       rate
-------------------------------------------------------------------------------------------

   $(0.62)     $14.93     23.4%     $83,325      0.90%      0.94%       4.50%        107%
       --       12.68     14.4       44,810      0.90       1.07        5.78          65
    (0.64)      11.08      7.7       37,681      0.90       1.09        6.65          58
    (1.10)      10.93     (5.0)      37,035      0.90       1.12        6.64          17
    (0.99)      12.60     14.2       34,154      0.90       1.10        6.32          42

   $(0.61)     $14.83     23.1%     $55,487      1.15%      1.21%       4.13%        107%
       --       12.62     14.1       12,103      1.15       1.47        5.53          65
    (0.61)      11.06      7.4       10,375      1.15       1.47        6.42          58
    (1.07)      10.91     (5.2)      11,721      1.15       1.51        6.41          17
    (0.96)      12.57     13.8        7,106      1.15       1.61        6.08          42


   $(0.82)     $11.60      4.3%     $ 9,549      0.50%      1.28%       3.68%         60%
    (0.59)      11.94     12.4       13,492      0.50       1.16        4.58         101
    (0.75)      11.19     12.9       15,018      0.50       1.25        5.63         124
    (0.66)      10.62      9.1       11,495      0.50       1.24        6.17          86
    (0.65)      10.38     (3.5)      16,141      0.52       1.03        5.75          75

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED SEPTEMBER 30, 2003

1. ORGANIZATION | Loomis Sayles Funds I (formerly Loomis Sayles Investment Trust) (the "Trust") is organized as a Massachusetts business trust and was organized as such on December 23, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and collectively, the "Funds"). Shares of certain Funds in the Trust were first registered under the Securities Act of 1933 (the "1933 Act") effective March 7, 1997 (subsequent to its commencement of investment operations). Information presented in these financial statements pertains to certain fixed income funds of the Trust, the financial statements for each of the remaining fixed income funds and the equity funds are presented in separate reports. The following funds are included in this report:

Loomis Sayles Benchmark Core Bond Fund (the "Benchmark Core Bond Fund")

Loomis Sayles Bond Fund (the "Bond Fund")

Loomis Sayles Global Bond Fund (the "Global Bond Fund")

Loomis Sayles U.S. Government Securities Fund (the "U.S. Government Securities Fund")

On May 14, 2003, shareholders of Loomis Sayles Funds I and on June 10, 2003 shareholders of Loomis Sayles Funds II (together, Loomis Sayles Funds I and Loomis Sayles Funds II comprise the "Loomis Sayles Funds Trusts") approved new Trustees for the Loomis Sayles Funds Trusts in connection with the integration of the CDC Nvest Funds Trusts I, II, III, CDC Nvest Companies Trust I, the CDC Nvest Cash Management Trust and CDC Nvest Tax Exempt Money Market Trust (the "CDC Nvest Funds Trusts") and Loomis Sayles Funds Trusts. This approval resulted in a combined Board of Trustees for the Loomis Sayles Funds Trusts and CDC Nvest Funds Trusts.

On February 5, 2003, the Board of Trustees approved the closing of the Admin Class of shares of Benchmark Core Bond Fund. On May 21, 2003, all outstanding Admin Class shares were automatically converted into Retail Class shares having the same aggregate net asset value as the shares converted.

After the close of business on September 12, 2003, Bond Fund, Global Bond Fund and U.S. Government Securities Fund were reorganized into the Trust, pursuant to a plan of reorganization approved by the Trustees on June 12, 2003. Prior to this reorganization these Funds were each a series of Loomis Sayles Funds II, a separate open-end investment company, which was initially organized as a Massachusetts business trust on February 20, 1991.

Most expenses of the Trust can be directly attributed to a Fund. Expenses which can not be directly attributed are apportioned based on the relative net assets of each of the Funds in the Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES | The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION | Debt securities for which market quotations are readily available are generally valued at market value, as reported by pricing services recommended by the pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Effective April 14, 2003, securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. If events occurring after the close of the principal market in which securities are traded (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at their fair value taking such events into account.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME | Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

C. FOREIGN CURRENCY TRANSLATION | The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal periods, resulting from changes in exchange rates.

Certain Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Each Fund (except U.S. Government Securities Fund) may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

D. FORWARD FOREIGN CURRENCY CONTRACTS. | Each Fund that may invest in foreign investments may enter into forward foreign currency exchange contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell (if any) is shown in the portfolio composition under the caption "Forward Currency Contracts Outstanding." These amounts represent the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At September 30, 2003, there were no open forward currency contracts.

E. FEDERAL AND FOREIGN INCOME TAXES. | The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities, such taxes are accrued as applicable.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. | Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as distributions from real estate investment trusts, net operating losses, non-deductible expenses, foreign currency transactions and gains realized from passive foreign investment companies. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

FOR THE YEAR ENDED SEPTEMBER 30, 2003


G. REPURCHASE AGREEMENTS. | Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

3. PURCHASES AND SALES OF SECURITIES. | For the year ended September 30, 2003, purchases and sales of securities (excluding short-term investments) were as follows:

                                 U.S. GOVERNMENT/AGENCY       OTHER SECURITIES
                                ------------------------- -------------------------
FUND                             PURCHASES      SALES      PURCHASES      SALES
----                            ------------ ------------ ------------ ------------
Benchmark Core Bond Fund        $ 33,461,114 $ 31,926,372 $ 10,215,101 $ 10,189,114
Bond Fund                        145,626,281  103,869,729  672,965,817  436,302,324
Global Bond Fund                  38,544,388   32,158,106  122,802,916   62,107,404
U.S. Government Securities Fund    6,911,652   10,681,642           --           --

4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

A. MANAGEMENT FEES. | Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser to each of the Funds. Separate management agreements for each Fund in effect during the year ended September 30, 2003 provide for fees at the following annual percentage rate of each Fund's average daily net assets. Loomis Sayles has contractually agreed, until February 1, 2004, to reduce its advisory fees and/or bear other expenses, to the extent necessary to limit the total operating expenses of each Fund, to the following annual percentage rate of the Fund's average daily net assets:

                                             MAXIMUM EXPENSE RATIOS
                                           --------------------------
                                MANAGEMENT INSTITUTIONAL RETAIL ADMIN
FUND                               FEES        CLASS     CLASS  CLASS
----                            ---------- ------------- ------ -----
Benchmark Core Bond Fund          0.30%        0.45%     0.70%
Bond Fund                         0.60%        0.75%     1.00%  1.25%
Global Bond Fund                  0.60%        0.90%     1.15%
U.S. Government Securities Fund   0.30%        0.50%

For the year ended September 30, 2003, the management fees and waivers for each Fund were as follows:

                                                                 PERCENTAGE OF AVERAGE
                                  GROSS    WAIVER OF     NET     DAILY NET ASSETS
                                MANAGEMENT MANAGEMENT MANAGEMENT --------------------
FUND                               FEE        FEE        FEE     GROSS       NET
----                            ---------- ---------- ---------- -----        ----
Benchmark Core Bond Fund        $   64,294  $64,294   $       -- 0.30%      0.00%
Bond Fund                        9,652,233       --    9,652,233 0.60%      0.60%
Global Bond Fund                   545,611    1,135      544,476 0.60%      0.60%
U.S. Government Securities Fund     36,178   36,178           -- 0.30%      0.00%

For the year ended September 30, 2003, and in addition to the waiver of management fees the investment adviser reimbursed Class level expenses of $30,963, $519,835 and $42,108 for Benchmark Core Bond Fund, Bond Fund and Global Bond Fund respectively. The investment adviser also reimbursed $55,562 and $57,765 of other expenses to Benchmark Core Bond Fund and U.S. Government Securities Fund, respectively.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles' general partner is indirectly owned by CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"), whose general partner is indirectly owned by CDC IXIS Asset Management SA ("CDC IXIS"). CDC IXIS is part of the Caisse des Depots et Consignations Group.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. | Effective July 1, 2003, Loomis Sayles assigned its administrative services agreement with the Trusts to CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly owned subsidiary of CDC IXIS North America. Pursuant to the agreement between each of the Loomis Sayles Funds Trusts and CIS, each Fund pays CIS a monthly administrative fee at the annual rate of 0.035% of each Fund's average daily net assets. Prior to July 1, 2003, each Fund paid Loomis Sayles a monthly administrative fee at an annual rate of 0.035% of each Fund's average daily net assets.

For the year ended September 30, 2003, fees paid to Loomis Sayles and CIS for accounting and administrative expense were as follows:

                                 AMOUNT
FUND                            ---------
Benchmark Core Bond Fund        $   7,459
Bond Fund                         562,926
Global Bond Fund                   31,748
U.S. Government Securities Fund     4,202

Effective October 1, 2003, each Fund intends to pay CIS it's pro rata portion of the accounting and administrative fee, allocated based on the combined assets of the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts, for these services representing the higher amount based on the following calculations:

             (1)Percentage of Average Daily Net Assets

  FIRST       NEXT       OVER
$5 BILLION $5 BILLION $10 BILLION
---------- ---------- -----------
 0.0675%    0.0625%     0.0500%

             or

             (2)Each Fund's pro rata portion, based on the combined assets of the Loomis Sayles Funds Trusts and the CDC Nvest Funds Trusts, of the annual aggregate minimum fee of $5 million.

C. TRANSFER AGENT FEES. | Effective February 3, 2003, CIS became transfer and shareholder servicing agent for each Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Each Fund pays CIS service fees for servicing shareholder accounts. Prior to February 3, 2003, BFDS served as transfer agent and shareholder servicing agent for the Funds.

Effective September 15, 2003 through December 31, 2003, Bond Fund and Global Bond Fund pay service fees monthly representing the higher amount based on the following calculations:

             (1)Annual aggregate fee determined by applying an annual fee rate of 0.026% to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in Funds which are classified under the agreement as no-load* Retail Funds and load** Funds-Class Y.

                Each Class is subject to a monthly Class minimum of $1,250.

             or

             (2)An allocated portion, based on eligible assets for the period
                September 15, 2003 through December 31, 2003, of an aggregate minimum fee of $190,547.

                * No load retail funds consist of Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Aggressive Growth Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund.
                ** Load Funds-Class Y consist of Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Research Fund, Loomis Sayles Limited Term U.S. Government Fund, Loomis Sayles Strategic Income Fund and all Funds with Class Y shares within the CDC Nvest Funds Trusts.

Effective September 15, 2003 through December 31, 2003, Benchmark Core Bond Fund and U.S. Government Securities Fund pay service fees monthly representing the higher amount based on the following calculations:

             (1)Annual aggregate fee determined by applying an annual fee rate of 0.01% to the eligible average daily net assets. Eligible assets are the average daily net assets of all Institutional* Funds as defined below offered within the Loomis Sayles Funds Trusts.

                Each Class is subject to a monthly Class minimum of $1,000.

             or

FOR THE YEAR ENDED SEPTEMBER 30, 2003


             (2)An allocated portion, based on eligible assets for the period
                September 15, 2003 through December 31, 2003, of an aggregate minimum fee of $29,315.

                * Institutional Funds consist of Benchmark Core Bond Fund, U.S. Government Securities Fund, Loomis Sayles Core Plus Fixed Income Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund, Loomis Sayles Investment Grade Fixed Income Fund, Loomis Sayles Mid Cap Growth Fund and Loomis Sayles Small Company Growth Fund.

For the period from February 3, 2003 to September 14, 2003, Benchmark Core Bond Fund paid to CIS the greater of: $12,000 or 0.01% of average daily net assets, subject to the minimum aggregate fee calculated as follows: If the aggregate fees payable for the Trusts I Funds did not equal or exceed $8,334 in any single month, the Funds would pay the minimum monthly aggregate fee of $8,334 ($100,000 annually). Any such amount required to achieve the minimum aggregate fee would be allocated to all of the Trust's Funds based on the percentage of net assets each Fund represented of the total assets.

For the period from February 3, 2003 to September 14, 2003, Bond Fund, Global Bond Fund and U.S. Government Securities Fund paid to CIS the greater of:
$15,000 or 0.026% of daily average net assets, subject however to the minimum aggregate fee calculated as follows: If the aggregate fees for the Trust's Funds payable did not equal or exceed $54,167 in any single month, the Funds would pay the minimum aggregate fee of $54,167 ($650,000 annually). Any such amount required to achieve the minimum aggregate fee would be allocated to all of the Trust's Funds based on the percentage of net assets each Fund represents of the total assets.

For the period from February 3, 2003 to September 30, 2003, amounts paid to CIS as compensation for its services as transfer agent were as follows:

                                 AMOUNT
                                --------
Benchmark Core Bond Fund        $  4,018
Bond Fund                        430,696
Global Bond Fund                  26,676
U.S. Government Securities Fund   11,600

D. SERVICE AND DISTRIBUTION FEES. | Effective July 1, 2003 the Trust entered into a distribution agreement with CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), a wholly owned subsidiary of CDC IXIS North America. Pursuant to this agreement, CDC IXIS Distributors serves as principal underwriter of the various funds of the Trusts, except for Loomis Sayles Managed Bond Fund and Loomis Sayles Investment Grade Bond Fund-Class J. Prior to July 1, 2003 Loomis Sayles Distributors, L.P. served as distributor of the Funds.

Pursuant to Rule 12b-1 under the 1940 Act, the Benchmark Core Bond Fund and the Bond Fund have adopted Distribution Plans relating to each Fund's Retail Class shares (the "Retail Class Plan") and Bond Fund has adopted a separate Distribution Plan relating to its Admin Class shares (the "Admin Class Plan").

Under the respective Retail Class and Admin Class Plans, each Fund pays CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), the Fund's distributor (a wholly owned subsidiary of CDC IXIS North America), a monthly distribution fee at an annual rate of 0.25% of the average daily net assets attributable to the Fund's Retail Class and Admin Class Shares, as reimbursement for expenses incurred by CDC IXIS Distributors in providing personal services to investors in Retail Class and Admin Class Shares and/or maintenance of shareholder accounts. In addition, the Admin Class shares of the Bond Fund may pay a shareholder service fee at an annual rate of up to 0.25% of the average daily net assets attributable to Admin Class shares to securities dealers or financial intermediaries for providing personal service and account maintenance for their customers who hold such shares.

E. TRUSTEES FEES AND EXPENSES. | The Funds do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Loomis Sayles, CDC IXIS Distributors, CDC IXIS North America, CIS or their affiliates. Each independent Trustee, who is also an independent Trustee of the CDC Nvest Funds Trusts, receives, in the aggregate, a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees that he or she attended. Each committee member receives an additional retainer fee at the annual rate of $7,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year; Trustees are compensated for each additional Board and Committee meeting, in excess of four meetings per year, at the rate of $4,500 and $1,750, respectively. Trustees who are not a Trustee of the CDC Nvest Funds

Trusts are compensated at the rate of $5,000 for each meeting of the Board of Trustees that he or she attends and receives an annual retainer of $20,000. Trustee fees are allocated to the various CDC Nvest Funds Trusts, and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other CDC Nvest or Loomis Sayles Funds on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

Prior to May 7, 2003, the Trust paid each independent trustee a $20,000 annual retainer fee and a $5,000 fee per in person meeting. Prior to November 6, 2002, each independent Trustee was compensated by the Trust at the rate of $10,000 per year and was reimbursed for travel expenses in connection with attendance at meetings.

5. SHAREHOLDERS | At September 30, 2003, Loomis Sayles owned 23,999 shares of the U.S. Government Securities Fund. In addition, at September 30, 2003, Loomis, Sayles & Company, L.P. Funded Pension Plan and Trust ("Pension Plan"), the Loomis, Sayles & Company, L.P. Employees' Profit Sharing Retirement and Loomis Sayles Employees' Money Purchase Plan ("Defined Contribution Plans") held shares of beneficial interest in the Funds as follows:

                                          DEFINED
                                PENSION CONTRIBUTION
                                 PLAN      PLANS
FUND                            ------- ------------
Benchmark Core Bond Fund             --      4,202
Bond Fund                       840,819  1,102,747
Global Bond Fund                779,560    226,632
U.S. Government Securities Fund      --    133,032

6. CAPITAL SHARES | Each Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                                           BENCHMARK CORE BOND FUND
                                               YEAR ENDED SEPTEMBER 30, 2003 YEAR ENDED SEPTEMBER 30, 2002
                                               ----------------------------  ----------------------------
                                                    SHARES          AMOUNT      SHARES           AMOUNT
INSTITUTIONAL CLASS SHARES                     ----------    ------------    --------      -----------
Issued from the sale of shares                  2,422,176    $ 25,428,179     168,473      $ 1,781,762
Issued in connection with the
  reinvestment of distributions                    63,568         657,289     146,432        1,475,272
Redeemed                                       (2,390,148)    (25,372,394)   (179,079)      (1,858,163)
                                                 ----------  --------------  ------------  --------------
Net change                                         95,596    $    713,074     135,826      $ 1,398,871
                                                 ----------  --------------  ------------  --------------
                                                    SHARES          AMOUNT     SHARES*          AMOUNT*
RETAIL CLASS SHARES                            ----------    ------------    --------      -----------
Issued from the sale of shares                     21,698    $    226,483       1,248      $    12,650
Issued in connection with the
  reinvestment of distributions                        46             483          --               --
Issued in Admin Class Conversion+                      11             120          --               --
Redeemed                                          (20,427)       (213,206)         --               --
                                                 ----------  --------------  ------------  --------------
Net change                                          1,328    $     13,880       1,248      $    12,650
                                                 ----------  --------------  ------------  --------------
                                                   SHARES+         AMOUNT+     SHARES*          AMOUNT*
ADMIN CLASS SHARES                             ----------    ------------    --------      -----------
Issued from the sale of shares                         --    $         --       1,011      $    10,150
Issued in connection with the
  reinvestment of distributions                        36             373          --               --
Redeemed+                                          (1,036)        (11,077)         --               --
Redeemed in Admin Class Conversion+                   (11)           (120)         --               --
                                                 ----------  --------------  ------------  --------------
Net change                                         (1,011)   $    (10,824)      1,011      $    10,150
                                                 ----------  --------------  ------------  --------------
+On May 21, 2003, all outstanding Admin Class shares were automatically converted into Retail Class shares
*The Benchmark Core Bond Fund Retail and Admin Classes commenced operations on May 1, 2002.

FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                                       BOND FUND
                                YEAR ENDED SEPTEMBER 30, 2003 YEAR ENDED SEPTEMBER 30, 2002
                                ----------------------------  -----------------------------
                                      SHARES          AMOUNT        SHARES          AMOUNT
INSTITUTIONAL CLASS SHARES      -----------   -------------   -----------   -------------
Issued from the sale of shares   73,324,254   $ 865,368,126    36,003,010   $ 379,880,591
Issued in connection with the
  reinvestment of distributions   8,047,516      95,729,467     8,423,003      87,806,197
Redeemed                        (58,178,892)   (694,716,068)  (64,168,525)   (677,758,763)
                                 -----------  --------------  ------------  --------------
Net change                       23,192,878   $ 266,381,525   (19,742,512)  $(210,071,975)
                                 -----------  --------------  ------------  --------------

                                      SHARES          AMOUNT        SHARES          AMOUNT
RETAIL CLASS SHARES             -----------   -------------   -----------   -------------
Issued from the sale of shares   10,698,127   $ 126,724,696     2,701,626   $  28,504,517
Issued in connection with the
  reinvestment of distributions     501,537       6,020,082       407,636       4,248,973
Redeemed                         (5,810,220)    (68,583,285)   (4,537,903)    (48,040,038)
                                 -----------  --------------  ------------  --------------
Net change                        5,389,444   $  64,161,493    (1,428,641)  $ (15,286,548)
                                 -----------  --------------  ------------  --------------

                                      SHARES          AMOUNT        SHARES          AMOUNT
ADMIN CLASS SHARES              -----------   -------------   -----------   -------------
Issued from the sale of shares      734,063   $   8,650,325       333,710   $   3,508,871
Issued in connection with the
  reinvestment of distributions      28,653         343,812        23,479         244,664
Redeemed                           (426,792)     (5,017,512)     (268,442)     (2,830,267)
                                 -----------  --------------  ------------  --------------
Net change                          335,924   $   3,976,625        88,747   $     923,268
                                 -----------  --------------  ------------  --------------

                                                   GLOBAL BOND FUND
                                YEAR ENDED SEPTEMBER 30, 2003 YEAR ENDED SEPTEMBER 30, 2002
                                ----------------------------  ----------------------------
                                      SHARES          AMOUNT        SHARES          AMOUNT
INSTITUTIONAL CLASS SHARES      -----------   -------------   -----------   -------------
Issued from the sale of shares    6,826,866   $  96,070,233       734,838   $   8,953,879
Issued in connection with the
  reinvestment of distributions     167,510       2,149,151            --              --
Redeemed                         (4,945,203)    (69,473,498)     (602,272)     (7,242,351)
                                 -----------  --------------  ------------  --------------
Net change                        2,049,173   $  28,745,886       132,566   $   1,711,528
                                 -----------  --------------  ------------  --------------

                                      SHARES          AMOUNT        SHARES          AMOUNT
RETAIL CLASS SHARES             -----------   -------------   -----------   -------------
Issued from the sale of shares    5,094,560   $  71,990,932       479,849   $   5,795,494
Issued in connection with the
  reinvestment of distributions      42,406         541,523            --              --
Redeemed                         (2,353,971)    (33,250,761)     (459,459)     (5,443,172)
                                 -----------  --------------  ------------  --------------
Net change                        2,782,995   $  39,281,694        20,390   $     352,322
                                 -----------  --------------  ------------  --------------

                                            U.S. GOVERNMENT SECURITIES FUND
                                YEAR ENDED SEPTEMBER 30, 2003 YEAR ENDED SEPTEMBER 30, 2002
                                ----------------------------  ----------------------------
                                      SHARES          AMOUNT        SHARES          AMOUNT
INSTITUTIONAL CLASS SHARES      -----------   -------------   -----------   -------------
Issued from the sale of shares      773,246   $   8,923,630       627,062   $   7,112,444
Issued in connection with the
  reinvestment of distributions      62,260         715,212        58,968         654,520
Redeemed                         (1,142,525)    (13,150,551)     (897,492)    (10,103,332)
                                 -----------  --------------  ------------  --------------
Net change                         (307,019)  $  (3,511,709)     (211,462)  $  (2,336,368)
                                 -----------  --------------  ------------  --------------

7. ADDITIONAL TAX INFORMATION | The tax character of distributions paid to shareholders during the year ended September 30, 2003 were as follows:

                                              BENCHMARK CORE                  GLOBAL    U.S. GOVERNMENT
                                                BOND FUND      BOND FUND     BOND FUND  SECURITIES FUND
                                              -------------- -------------- ----------- ---------------
Distributions paid from:
Ordinary income                                 $  658,290   $  110,165,544 $ 2,737,371    $603,386
Long-term capital gains                                 --               --          --     248,982
                                              -------------- -------------- ----------- ---------------
Total taxable distributions                     $  658,290   $  110,165,544 $ 2,737,371    $852,368
                                              -------------- -------------- ----------- ---------------

As of September 30, 2003, the components of distributable earnings on a tax basis were follows:
Undistributed net income                        $  792,788   $    2,114,258 $ 6,302,400    $ 64,792
Undistributed long-term capital gains                   --               --          --     214,598
                                              -------------- -------------- ----------- ---------------
Total undistributed earnings                       792,788        2,114,258   6,302,400     279,390
Capital loss carryforward                        (563,440)    (195,407,248)   (160,418)          --
Deferred net capital losses (post October)              --     (12,334,434)          --          --
Unrealized Appreciation (Depreciation)             167,718      198,757,929  10,205,795     237,513
                                              -------------- -------------- ----------- ---------------
Total accumulated earnings (losses)             $  397,066   $  (6,869,495) $16,347,777    $516,903
                                              -------------- -------------- ----------- ---------------
Capital loss carryforward years of expiration    2009-2010        2008-2011        2010          --

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Loomis Sayles Funds I:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Loomis Sayles Benchmark Core Bond Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, and Loomis Sayles U.S. Government Securities Fund, each a series of Loomis Sayles Funds I, (collectively, the "Funds") at September 30, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
November 21, 2003

2003 U.S. TAX DISTRIBUTION INFORMATION TO SHAREHOLDERS (UNAUDITED)

CORPORATE DIVIDENDS RECEIVED DEDUCTION | For the fiscal year ended September 30, 2003, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:

          QUALIFYING PERCENTAGE
Bond Fund         2.40%

CAPITAL GAINS DISTRIBUTIONS | Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the fiscal year ended September 30, 2003.

                                 AMOUNT
U.S. Government Securities Fund $248,982

ADDITIONAL INFORMATION

SHAREHOLDER MEETING (UNAUDITED). | At the special meeting of shareholders (the "Meeting") held on May 14, 2003, shareholders of Loomis Sayles Funds I (formerly, Loomis Sayles Investment Trust) voted for the following proposal:

1. ELECTION OF TRUSTEES

                               FOR     WITHHELD*
------------------------------------------------
(01) Joseph Alaimo          28,024,125 4,471,942
(02) Graham T. Allison, Jr. 28,012,936 4,483,131
(03) Edward A. Benjamin     28,012,936 4,483,131
(04) Robert J. Blanding     28,024,125 4,471,942
(05) Daniel M. Cain         28,012,936 4,483,131
(06) Paul G. Chenault       28,024,125 4,471,942
(07) Kenneth J. Cowan       28,012,936 4,483,131
(08) Richard Darman         28,012,936 4,483,131
(09) John T. Hailer         28,012,936 4,483,131
(10) Sandra O. Moose        28,012,936 4,483,131
(11) John A. Shane          28,012,936 4,483,131
(12) Peter S. Voss          28,024,125 4,471,942
(13) Pendleton P. White     28,012,936 4,483,131

*Includes Broker Non-Votes (if any).

The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

                                POSITION(S)
                                 HELD WITH
                            FUND/1/, LENGTH OF                                               NUMBER OF PORTFOLIOS IN FUND
                              TIME SERVED AND            PRINCIPAL OCCUPATION(S)                 COMPLEX OVERSEEN AND
NAME, AGE AND ADDRESS        TERM OF OFFICE/2/             DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
Joseph Alaimo+ (73)              Trustee;       Chairman, Wayne Hummer Trust               26;
399 Boylston Street                             Company and Wayne Hummer
Boston, MA 02116            4 years for Loomis  Investment Trust                           None
                               Sayles Funds
                                  Trusts

Graham T. Allison, Jr. (63)    Trustee (2);     Douglas Dillon Professor and Director      44;
399 Boylston Street                             for the Belfer Center of Science and
Boston, MA 02116             19 years for CDC   International Affairs, John F. Kennedy     Director, Taubman Centers, Inc.;
                                Nvest Funds     School of Government, Harvard              Board Member, USEC Inc.
                            Trusts; Less than 1 University
                              year for Loomis
                               Sayles Funds
                                  Trusts

Edward A. Benjamin (65)        Trustee (1);     Retired; formerly, Partner, Ropes & Gray   44;
399 Boylston Street                             (law firm) until 1999
Boston, MA 02116             Less than 1 year                                              Director, Coal, Energy
                                                                                           Investments & Management;
                                                                                           Director, Precision Optics
                                                                                           Corporation
                                                                                           (optics manufacturer)

Daniel M. Cain (58)              Trustee,       President and CEO, Cain Brothers &         44;
452 Fifth Avenue               Chairman (1);    Company, Incorporated (investment
New York, NY 10018                              banking)                                   Trustee, Universal Health Realty
                              7 years for CDC                                              Income Trust;
                                Nvest Funds                                                Director, PASC; Director,
                            Trusts; Less than 1                                            Sheridan Healthcorp
                              year for Loomis
                               Sayles Funds
                                  Trusts

Paul G. Chenault (70)          Trustee (2);     Retired, formerly, Trustee, First Variable 44;
5852 Pebble Beach Way                           Life (variable life insurance)
San Luis Obispo, CA 93401    Less than 1 year                                              Director, Mailco Office
                               for CDC Nvest                                               Products, Inc.
                              Funds Trusts; 4
                             years for Loomis
                               Sayles Funds
                                  Trusts

Kenneth J. Cowan (71)             Trustee       Retired                                    44;
399 Boylston Street            Chairman (2);
Boston, MA 02116                                                                           None
                             28 years for CDC
                                Nvest Funds
                            Trusts; Less than 1
                              year for Loomis
                               Sayles Funds
                                  Trusts

                              POSITION(S)
                               HELD WITH
                           FUND/1/, LENGTH OF                                            NUMBER OF PORTFOLIOS IN FUND
                            TIME SERVED AND            PRINCIPAL OCCUPATION(S)               COMPLEX OVERSEEN AND
NAME, AGE AND ADDRESS      TERM OF OFFICE/2/             DURING PAST 5 YEARS               OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------

Richard Darman (60)           Trustee (2);    Partner, The Carlyle Group                44;
399 Boylston Street         7 years for CDC   (investments); Chairman of the Board of
Boston, MA 02116              Nvest Funds     Directors of AES Corporation              Director and Chairman, AES
                           Trusts; Less than  (international power company); formerly,  Corporation
                           1 year for Loomis  Professor, John F. Kennedy School of
                              Sayles Funds    Government, Harvard University
                                 Trusts

Sandra O. Moose (61)          Trustee (1);    Senior Vice President and Director, The   44;
One Exchange Place          21 years for CDC  Boston Consulting Group, Inc.
Boston, MA 02109              Nvest Funds     (management consulting)                   Director, Verizon
                           Trusts; Less than                                            Communications;
                           1 year for Loomis                                            Director, Rohm and Haas
                              Sayles Funds                                              Company
                                 Trusts

John A. Shane (70)            Trustee (2);    President, Palmer Service Corporation     44;
200 Unicorn Park Drive      21 years for CDC  (venture capital organization)
Woburn, MA 01801              Nvest Funds                                               Director, Gensym Corporation;
                           Trusts; Less than                                            Director, Overland Storage,
                           1 year for Loomis                                            Inc.; Director, ABT Associates
                              Sayles Funds                                              Inc.
                                 Trusts

Pendleton P. White (72)       Trustee (2);    Retired                                   44;
6 Breckenridge Lane         22 years for CDC
Savannah, GA 31411            Nvest Funds                                               None
                           Trusts; Less than
                           1 year for Loomis
                              Sayles Funds
                                 Trusts

INTERESTED TRUSTEES
Robert J. Blanding/3/ (56)   President and    President, Chairman, Director and Chief   44;
555 California Street       Chief Executive   Executive Officer, Loomis, Sayles &
San Francisco, CA 94104     Officer, Loomis   Company, L.P.                             None
                            Sayles Funds I;
                            Chief Executive
                            Officer, Loomis
                            Sayles Funds II,
                                Trustee
                            Less than 1 year

John T. Hailer/4 /(42)       President and    President and Chief Executive Officer,    44;
399 Boylston Street         Chief Executive   CDC IXIS Asset Management
Boston, MA 02116              Officer--CDC    Distributors, L.P.; formerly, Senior Vice None
                              Nvest Funds     President, Fidelity Investments
                                Trusts,
                              President--
                             Loomis Sayles
                               Funds II;
                             Executive Vice
                              President--
                             Loomis Sayles
                           Funds I; Trustee;
                            3 years for CDC
                              Nvest Funds
                           Trusts; Less than
                           1 year for Loomis
                              Sayles Funds
                                 Trusts

                              POSITION(S)
                               HELD WITH
                           FUND/1/, LENGTH OF                                            NUMBER OF PORTFOLIOS IN FUND
                            TIME SERVED AND            PRINCIPAL OCCUPATION(S)               COMPLEX OVERSEEN AND
NAME, AGE AND ADDRESS      TERM OF OFFICE/2/             DURING PAST 5 YEARS               OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------

Peter S. Voss/5/ (57)         Chairman of     Director, President and Chief Executive    44;
399 Boylston Street            the Board,     Officer, CDC IXIS Asset Management
Boston, MA 02116                Trustee;      North America, L.P.                        Trustee of Harris Associates
                                                                                         Investment Trust/6/
                              11 years for
                               CDC Nvest
                             Funds Trusts;
                            Less than 1 year
                               for Loomis
                              Sayles Funds
                                 Trusts

OFFICERS
Nicholas H. Palmerino (38)     Treasurer;     Senior Vice President, CDC IXIS Asset      Not Applicable;
399 Boylston Street                           Management Services, Inc.; Senior Vice
Boston, MA 02116             Not Applicable   President, CDC IXIS Asset Management       None
                                              Advisers, L.P.; formerly, Vice President,
                                              Loomis, Sayles & Company, L.P.

John E. Pelletier (39)         Secretary;     Senior Vice President, General Counsel,    Not Applicable;
399 Boylston Street                           Secretary and Clerk, CDC IXIS
Boston, MA 02116             Not Applicable   Distribution Corporation; Senior Vice      None
                                              President, General Counsel, Secretary
                                              and Clerk, CDC IXIS Asset Management
                                              Distributors, L.P.; Senior Vice President,
                                              General Counsel, Secretary and Clerk,
                                              CDC IXIS Asset Management Advisers,
                                              L.P.; Executive Vice President, General
                                              Counsel, Secretary, Clerk and Director,
                                              CDC IXIS Asset Management Services,
                                              Inc.

(1)Member of Audit Committee.
(2)Member of Contract Review and Governance Committee.

+Mr. Alaimo is a Trustee of Loomis Sayles Funds I and Loomis Sayles Funds II,
 but not of the CDC Nvest Funds Trusts.
1Except as noted, each Trustee and Officer holds the same positions with CDC
 Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Companies Trust I, AEW Real Estate Income Fund, CDC Nvest Cash Management Trust and CDC Nvest Tax Exempt Money Market Trust (the "CDC Nvest Funds Trusts") and Loomis Sayles Funds I and Loomis Sayles Funds II (the "Loomis Sayles Funds Trusts" and together with the CDC Nvest Funds Trusts, the "Trusts").
2All Trustees serve until retirement, resignation or removal from the Board.
 The current retirement age is 72. Messrs. Alaimo and White are expected to retire by December 31, 2003.
3Mr. Blanding is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P. ("Loomis Sayles").
4Mr. Hailer is an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation; President and Chief Executive Officer of CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors").
5Mr. Voss is an "interested person" of the Trusts because he holds the following positions with entities that may be considered to be affiliated persons of the Trusts: Director of CDC IXIS Asset Management Services, Inc.; Director of CDC IXIS Asset Management Distribution Corporation; Director and Chairman of CDC IXIS Asset Management Associates, Inc.; Director of AEW Capital Management, Inc; Director of Harris Associates, Inc; Director of Loomis, Sayles & Company, Inc.; Member of Reich & Tang Asset Management, LLC; Director of Westpeak Global Advisors, Inc.; Director of Vaughan, Nelson, Scarborough & McCullough, Inc.; Director, Hansberger Group, Inc.; Member, Board of Managers, Harris Alternatives L.L.C.; and Director and Member of Executive Board of CDC IXIS Asset Management.
6As of September 30, 2003, Harris Associates Investment Trust has seven series that were overseen by its Board of Trustees.

[LOGO] LS LOOMIS SAYLES FUNDS
         Loomis Sayles Core Plus Fixed Income Fund
         Loomis Sayles Fixed Income Fund
         Loomis Sayles Institutional High Income Fund
         Loomis Sayles Intermediate Duration Fixed Income Fund
         Loomis Sayles Investment Grade Fixed Income Fund



                    TABLE OF CONTENTS
                    Fund and Manager Review               1
                    Portfolio of Investments              7
                    Statements of Assets and Liabilities 38
                    Statements of Operations             40
                    Statements of Changes in Net Assets  42
                    Financial Highlights                 46
                    Notes to Financial Statements        50
                    Report of Independent Auditors       57


         ANNUAL REPORT
         SEPTEMBER 30, 2003

FUND AND MANAGER REVIEW


LOOMIS SAYLES CORE PLUS FIXED INCOME FUND

PORTFOLIO REVIEW | The Fund (up 8.90%) outperformed the Lehman Brothers Aggregate Index (up 5.41%) during the fiscal year ended September 30, 2003, primarily due to an over-weighted position in corporate bonds, and in particular, in medium and lower graded securities. The cable, media and telecom sectors rebounded due to improved cash flows and balance sheets among the sectors' leading players and to a revival in investor confidence.

Among the fiscal year's worst-performing sectors, only the transportation/air area had a modestly negative impact on Fund performance. The global slowdown in air traffic led to a negative return for the sector, but the impact on portfolio performance was minimal.

We maintained a shorter duration (a calculation which measures the sensitivity to interest rate changes of 100 basis points) relative to the benchmark index during the most recent quarter, because we anticipate a period of rising interest rates within the next year. Having a relatively shorter duration may help limit the negative effect rising interest rates could have on the Fund's share price.

OUTLOOK | We expect the Federal Reserve to remain on hold for the next several quarters. To increase portfolio yield and to take advantage of a strengthening economy, we will look to increase the Fund's high-yield exposure, particularly those in the B and BB rated area. As investors grow more confident in the sustainability of the economic recovery, we expect such lower-quality securities to appreciate relative to higher quality fixed income opportunities.

 KEY FUND FACTS

 OBJECTIVE | High total return through a combination of current income and capital appreciation

 STRATEGY | Invests primarily in investment grade fixed income securities, although it may invest up to 25% of its assets in lower-rated fixed income securities

 FUND INCEPTION DATE | 6/18/01

 EXPENSE RATIO | 0.45%

 TOTAL NET ASSETS | $3.1 million

[PHOTO]   [PHOTO]

John Hyll Peter Palfrey
JOHN HYLL PETER PALFREY

[PHOTO]         [PHOTO]

Rick Raczkowski Craig Smith
RICK RACZKOWSKI CRAIG SMITH

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED SEPTEMBER 30, 2003

                                                                   SINCE
                                                     1 YEAR INCEPTION(a)
       -----------------------------------------------------------------
       LOOMIS SAYLES CORE PLUS FIXED INCOME FUND      8.90%     5.08%
       LIPPER INTERMEDIATE INVESTMENT GRADE INDEX(b)  7.05      7.87
       LEHMAN BROTHERS AGGREGATE INDEX(b)             5.41      8.34

 CUMULATIVE PERFORMANCE INCEPTION TO SEPTEMBER 30, 2003(c)

                                    [CHART]

              Loomis Sayles Core       Lipper Intermediate     Lehman Brothers
             Plus Fixed Income Fund   Investment Grade Index   Aggregate Index
             ----------------------   ----------------------   ---------------
06/18/2001          $1,000,000
06/30/2001             993,000                1,000,000          1,000,000
07/31/2001           1,020,000                1,024,259          1,022,357
08/31/2001           1,032,000                1,035,538          1,034,065
09/30/2001           1,030,000                1,043,509          1,046,114
10/31/2001           1,048,000                1,064,780          1,068,005
11/30/2001           1,046,000                1,051,409          1,053,280
12/31/2001           1,030,431                1,044,651          1,046,591
01/31/2002           1,032,523                1,052,189          1,055,064
02/28/2002           1,028,354                1,062,359          1,065,288
03/31/2002           1,020,983                1,043,925          1,047,566
04/30/2002           1,031,536                1,062,756          1,067,881
05/31/2002           1,039,005                1,071,479          1,076,954
06/30/2002           1,014,345                1,070,788          1,086,266
07/31/2002           1,001,430                1,075,040          1,099,374
08/31/2002           1,024,138                1,095,758          1,117,936
09/30/2002           1,028,483                1,107,714          1,136,041
10/31/2002           1,013,280                1,103,466          1,130,867
11/30/2002           1,030,820                1,108,712          1,130,566
12/31/2002           1,053,615                1,131,274          1,153,919
01/31/2003           1,059,208                1,134,811          1,154,904
02/28/2003           1,077,272                1,150,993          1,170,884
03/31/2003           1,078,453                1,151,107          1,169,982
04/30/2003           1,093,282                1,164,561          1,179,636
05/31/2003           1,116,178                1,186,280          1,201,630
06/30/2003           1,118,456                1,185,992          1,199,245
07/31/2003           1,076,701                1,146,003          1,158,928
08/31/2003           1,086,034                1,154,722          1,166,622
09/30/2003           1,119,973                1,185,769          1,197,503


Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Inception date of the Loomis Sayles Core Plus Fixed Income Fund is June 18, 2001. Since index performance data is not available coincident with the Fund's inception date, comparative performance is presented from the month end closest to the Fund's inception date (June 30, 2001). (b) Please see page 6 for a description of the indexes and important risk disclosure. (c) The mountain chart is based on the Fund's minimum initial investment of $1,000,000.

FUND AND MANAGER REVIEW



LOOMIS SAYLES FIXED INCOME FUND

PORTFOLIO REVIEW | The Fund realized strong performance from Yankee bonds, foreign issues and U.S. corporate securities during the fiscal year ended September 30, 2003. The Fund was up 31.48% versus its benchmark the Lehman Brothers Govt/Credit Index which was up 6.51%. The U.S. economic recovery, which gained momentum beginning in October 2002, helped boost performance for bonds in these sectors. In addition, the U.S. dollar continued to decline against all major foreign currencies, which aided Fund performance.

Within the corporate sector, technology and communication bonds were the best-performing securities. Companies in the technology sector experienced a rebound in spending, and many technology and communication companies took steps to improve their balance sheets and improve their credit ratings.

Poor performance was issue-specific rather than sector-specific. In some cases, our expectations for some of the companies we invested in did not pan out. In other cases, we purchased obligations of companies that we felt were selling at a deep discount to their true value, with expectations that it would take some time for the market to recognize what we believe to be their true value.

Nevertheless, compared to the Lehman Brothers Govt/Credit Index, all sectors of the Fund outperformed during the fiscal year. In particular, the Fund's significant allocation to foreign securities, high-yield bonds, convertible bonds and emerging market debt generated strong performance. As investors' appetite for risk grew during the year, each of these sectors significantly outperformed.

OUTLOOK | We will continue to look for securities that offer attractive yields, and we will attempt to take advantage of the steep yield curve by purchasing securities likely to benefit from the "roll down" effect. Roll down refers to the decline in yield as a security rides down the yield curve and approaches maturity. Rolling down the yield curve can provide some extra price performance, generating capital gains as you roll down the curve over the passage of time.


 KEY FUND FACTS
 OBJECTIVE | High total investment return through a combination of current income and capital appreciation

 STRATEGY | Invests primarily in fixed income securities, may invest up to 35% of its assets in lower rated fixed income securities and up to 20% of its assets in preferred stocks

 FUND INCEPTION DATE | 1/17/95

 FUND REGISTRATION DATE | 3/7/97

 EXPENSE RATIO | 0.65%

 TOTAL NET ASSETS | $412.5 million

[PHOTO]

Daniel Fuss
DANIEL FUSS


 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED SEPTEMBER 30, 2003

                                                         SINCE        SINCE
                                1 YEAR 5 YEARS REGISTRATION(a) INCEPTION(a)
    -----------------------------------------------------------------------
    LOOMIS SAYLES
    FIXED INCOME FUND           31.48%  9.84%       9.16%         11.23%
    LIPPER BBB RATED
    FUNDS INDEX(b)              11.16   5.96        6.73           7.75
    LEHMAN BROTHERS GOVERNMENT/
    CREDIT INDEX(b)              6.51   6.69        7.94           8.31

 CUMULATIVE PERFORMANCE REGISTRATION TO SEPTEMBER 30, 2003(c)

                                    [CHART]

              Loomis Sayles Fixed    Lipper BBB Rated    Lehman Brothers
                  Income Fund           Funds Index    Government/Credit Index
              -------------------    ----------------    -----------------
03/07/1997         $3,000,000            $3,000,000           $3,000,000
03/31/1997          2,973,000             2,953,678            2,964,347
04/30/1997          3,004,810             2,997,311            3,007,699
05/31/1997          3,078,217             3,031,640            3,035,766
06/30/1997          3,144,284             3,076,838            3,072,204
07/31/1997          3,287,715             3,183,224            3,166,196
08/31/1997          3,222,908             3,141,058            3,130,654
09/30/1997          3,317,626             3,196,312            3,179,874
10/31/1997          3,325,104             3,228,775            3,230,813
11/30/1997          3,350,030             3,244,554            3,247,817
12/31/1997          3,351,865             3,279,365            3,281,901
01/31/1998          3,391,800             3,321,218            3,328,168
02/28/1998          3,421,085             3,320,000            3,321,403
03/31/1998          3,471,669             3,336,851            3,331,643
04/30/1998          3,484,981             3,351,142            3,348,386
05/31/1998          3,487,643             3,379,801            3,384,376
06/30/1998          3,490,306             3,404,600            3,418,796
07/31/1998          3,460,085             3,401,952            3,421,524
08/31/1998          3,224,595             3,377,229            3,488,383
09/30/1998          3,336,988             3,446,853            3,588,130
10/31/1998          3,302,200             3,404,340            3,562,792
11/30/1998          3,478,817             3,467,282            3,584,019
12/31/1998          3,475,914             3,475,903            3,592,802
01/31/1999          3,534,333             3,506,149            3,618,327
02/28/1999          3,464,230             3,430,289            3,532,333
03/31/1999          3,578,147             3,468,512            3,549,861
04/30/1999          3,689,142             3,493,388            3,558,681
05/31/1999          3,607,356             3,446,257            3,521,944
06/30/1999          3,586,909             3,428,157            3,510,956
07/31/1999          3,534,333             3,410,857            3,501,240
08/31/1999          3,505,123             3,398,236            3,498,437
09/30/1999          3,531,412             3,427,440            3,529,979
10/31/1999          3,540,174             3,434,173            3,539,135
11/30/1999          3,563,542             3,442,484            3,537,154
12/31/1999          3,606,315             3,436,926            3,515,628
01/31/2000          3,593,793             3,426,846            3,514,656
02/29/2000          3,703,360             3,468,999            3,558,718
03/31/2000          3,744,056             3,500,964            3,610,143
04/30/2000          3,643,880             3,458,490            3,592,540
05/31/2000          3,587,532             3,432,181            3,589,289
06/30/2000          3,700,229             3,519,026            3,662,576
07/31/2000          3,719,012             3,534,106            3,701,369
08/31/2000          3,794,144             3,598,576            3,753,616
09/30/2000          3,740,925             3,608,822            3,767,742
10/31/2000          3,647,011             3,597,158            3,791,362
11/30/2000          3,628,228             3,630,502            3,856,203
12/31/2000          3,744,764             3,706,526            3,932,293
01/31/2001          3,880,199             3,796,186            3,998,256
02/28/2001          3,886,971             3,833,677            4,039,515
03/31/2001          3,795,552             3,831,290            4,058,052
04/30/2001          3,751,536             3,810,278            4,027,631
05/31/2001          3,819,253             3,844,647            4,050,802
06/30/2001          3,802,324             3,849,140            4,070,235
07/31/2001          3,876,813             3,936,445            4,171,664
08/31/2001          3,947,916             3,983,648            4,225,219
09/30/2001          3,802,324             3,949,606            4,264,086
10/31/2001          3,903,900             4,033,352            4,372,280
11/30/2001          3,951,302             4,007,245            4,300,525
12/31/2001          3,920,736             3,982,774            4,266,628
01/31/2002          3,946,677             4,004,551            4,297,983
02/28/2002          3,961,500             4,023,698            4,334,459
03/31/2002          3,976,323             3,970,945            4,246,521
04/30/2002          4,091,203             4,031,699            4,328,778
05/31/2002          4,146,790             4,063,576            4,368,729
06/30/2002          4,083,791             4,044,471            4,405,877
07/31/2002          3,972,617             4,024,217            4,458,946
08/31/2002          4,117,143             4,105,564            4,558,918
09/30/2002          4,057,851             4,142,537            4,656,983
10/31/2002          4,087,497             4,112,979            4,612,473
11/30/2002          4,235,729             4,172,245            4,615,201
12/31/2002          4,372,299             4,269,378            4,737,483
01/31/2003          4,493,192             4,297,661            4,737,334
02/28/2003          4,606,025             4,369,988            4,821,721
03/31/2003          4,654,383             4,377,472            4,815,442
04/30/2003          4,904,228             4,465,808            4,866,904
05/31/2003          5,170,193             4,582,770            5,005,220
06/30/2003          5,238,699             4,588,720            4,985,188
07/31/2003          5,029,151             4,432,351            4,776,201
08/31/2003          5,085,568             4,467,340            4,807,706
09/30/2003          5,335,563             4,604,916            4,959,999


 CUMULATIVE PERFORMANCE INCEPTION TO SEPTEMBER 30, 2003(c)

                                    [CHART]

               Loomis Sayles Fixed    Lipper BBB Rated        Lehman Brothers
                  Income Fund            Funds Index    Government/Credit Index
               -------------------    ----------------     -----------------
01/17/1995          $3,000,000
01/31/1995           3,027,000            $3,000,000           $3,000,000
02/28/1995           3,096,000             3,068,543            3,069,564
03/31/1995           3,150,000             3,092,644            3,090,149
04/30/1995           3,243,000             3,148,254            3,133,259
05/31/1995           3,414,000             3,284,046            3,264,577
06/30/1995           3,465,000             3,308,853            3,290,669
07/31/1995           3,462,000             3,301,093            3,277,984
08/31/1995           3,531,000             3,349,649            3,319,921
09/30/1995           3,630,000             3,388,917            3,353,642
10/31/1995           3,642,000             3,434,063            3,402,892
11/30/1995           3,732,000             3,490,379            3,458,913
12/31/1995           3,806,832             3,547,988            3,509,879
01/31/1996           3,898,601             3,576,674            3,531,727
02/29/1996           3,787,845             3,501,430            3,456,792
03/31/1996           3,768,859             3,475,600            3,427,765
04/30/1996           3,734,050             3,453,413            3,404,246
05/31/1996           3,768,859             3,451,048            3,398,513
06/30/1996           3,816,325             3,490,593            3,443,881
07/31/1996           3,809,996             3,499,241            3,451,916
08/31/1996           3,860,628             3,497,505            3,443,430
09/30/1996           3,980,730             3,567,498            3,504,642
10/31/1996           4,107,707             3,653,128            3,586,439
11/30/1996           4,263,254             3,734,576            3,652,482
12/31/1996           4,195,748             3,698,449            3,611,764
01/31/1997           4,209,642             3,710,200            3,616,053
02/28/1997           4,268,688             3,731,364            3,623,682
03/31/1997           4,220,061             3,673,749            3,580,616
04/30/1997           4,265,214             3,728,019            3,632,981
05/31/1997           4,369,413             3,770,718            3,666,882
06/30/1997           4,463,193             3,826,934            3,710,896
07/31/1997           4,666,788             3,959,255            3,824,428
08/31/1997           4,574,797             3,906,810            3,781,498
09/30/1997           4,709,246             3,975,534            3,840,950
10/31/1997           4,719,860             4,015,911            3,902,478
11/30/1997           4,755,241             4,035,537            3,923,018
12/31/1997           4,757,846             4,078,834            3,964,187
01/31/1998           4,814,532             4,130,891            4,020,073
02/28/1998           4,856,102             4,129,376            4,011,902
03/31/1998           4,927,904             4,150,335            4,024,271
04/30/1998           4,946,799             4,168,110            4,044,495
05/31/1998           4,950,578             4,203,756            4,087,967
06/30/1998           4,954,357             4,234,601            4,129,542
07/31/1998           4,911,460             4,231,308            4,132,838
08/31/1998           4,577,192             4,200,557            4,213,597
09/30/1998           4,736,729             4,287,155            4,334,081
10/31/1998           4,687,348             4,234,277            4,303,474
11/30/1998           4,938,049             4,312,564            4,329,115
12/31/1998           4,933,929             4,323,287            4,339,723
01/31/1999           5,016,852             4,360,906            4,370,555
02/28/1999           4,917,344             4,266,552            4,266,684
03/31/1999           5,079,044             4,314,095            4,287,855
04/30/1999           5,236,598             4,345,035            4,298,509
05/31/1999           5,120,506             4,286,414            4,254,134
06/30/1999           5,091,483             4,263,900            4,240,863
07/31/1999           5,016,852             4,242,383            4,229,126
08/31/1999           4,975,390             4,226,685            4,225,740
09/30/1999           5,012,706             4,263,008            4,263,840
10/31/1999           5,025,144             4,271,382            4,274,900
11/30/1999           5,058,313             4,281,720            4,272,508
12/31/1999           5,119,028             4,274,806            4,246,506
01/31/2000           5,101,253             4,262,269            4,245,332
02/29/2000           5,256,779             4,314,699            4,298,555
03/31/2000           5,314,546             4,354,457            4,360,670
04/30/2000           5,172,351             4,301,627            4,339,408
05/31/2000           5,092,366             4,268,904            4,335,481
06/30/2000           5,252,336             4,376,922            4,424,004
07/31/2000           5,278,997             4,395,678            4,470,862
08/31/2000           5,385,644             4,475,865            4,533,970
09/30/2000           5,310,102             4,488,608            4,551,034
10/31/2000           5,176,794             4,474,101            4,579,563
11/30/2000           5,150,133             4,515,574            4,657,885
12/31/2000           5,315,552             4,610,131            4,749,794
01/31/2001           5,507,796             4,721,649            4,829,469
02/28/2001           5,517,408             4,768,280            4,879,306
03/31/2001           5,387,643             4,765,312            4,901,696
04/30/2001           5,325,164             4,739,177            4,864,951
05/31/2001           5,421,286             4,781,924            4,892,939
06/30/2001           5,397,256             4,787,513            4,916,413
07/31/2001           5,502,990             4,896,102            5,038,928
08/31/2001           5,603,918             4,954,812            5,103,617
09/30/2001           5,397,256             4,912,471            5,150,564
10/31/2001           5,541,439             5,016,634            5,281,250
11/30/2001           5,608,724             4,984,162            5,194,578
12/31/2001           5,565,337             4,953,725            5,153,634
01/31/2002           5,602,159             4,980,811            5,191,508
02/28/2002           5,623,200             5,004,626            5,235,566
03/31/2002           5,644,240             4,939,012            5,129,347
04/30/2002           5,807,308             5,014,577            5,228,705
05/31/2002           5,886,212             5,054,226            5,276,962
06/30/2002           5,796,788             5,030,464            5,321,833
07/31/2002           5,638,980             5,005,272            5,385,934
08/31/2002           5,844,130             5,106,450            5,506,689
09/30/2002           5,759,966             5,152,437            5,625,142
10/31/2002           5,802,048             5,115,672            5,571,378
11/30/2002           6,012,457             5,189,387            5,574,673
12/31/2002           6,206,313             5,310,199            5,722,378
01/31/2003           6,377,916             5,345,378            5,722,197
02/28/2003           6,538,079             5,435,337            5,824,128
03/31/2003           6,606,720             5,444,646            5,816,544
04/30/2003           6,961,367             5,554,517            5,878,704
05/31/2003           7,338,894             5,699,993            6,045,775
06/30/2003           7,436,136             5,707,393            6,021,579
07/31/2003           7,138,690             5,512,903            5,769,145
08/31/2003           7,218,772             5,556,422            5,807,199
09/30/2003           7,573,418             5,727,537            5,991,153



Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Inception date of the Loomis Sayles Fixed Income Fund is January 17, 1995. Shares of the Fund were registered for offer and sale under the Securities Act of 1933 on March 7, 1997. In accordance with SEC regulations, performance information is provided for the period beginning on March 7, 1997 ("Registration"). Performance from inception is also provided for the convenience of our long term shareholders. Since index performance data is not available coincident with the Fund's inception and registration dates, comparative performance is presented from the month end closest to the Fund's inception and registration dates (January 31, 1995 and February 28, 1997, respectively). (b) Please see page 6 for a description of the indexes and important risk disclosure. (c) The mountain chart is based on the Fund's minimum initial investment of $3,000,000.

FUND AND MANAGER REVIEW


LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

PORTFOLIO REVIEW | High-yield bonds generated stellar performance for the fiscal year ended September 30, 2003, as yield spreads narrowed significantly from the blowout experienced in the fall of 2002. (Spreads refer to the difference in yield between non-Treasury securities and comparable-maturity Treasury bonds. When spreads tighten, prices on non-Treasury bonds increase.) By the spring of 2003 high-yield returns had exceeded expectations, yet we still believed the sector offered significant upside potential, given the overwhelming demand for high-yield bonds and the sector's improving default trends. In particular, the Fund's communication and technology holdings performed the best, benefiting from improved fundamental and technical factors.

The Fund also realized strong performance from non-corporate holdings, including sovereign, foreign agency and foreign local government securities. Improving fundamentals and increased prospects for the global economy bolstered returns among these securities. Even the Fund's worst-performing sectors and industries generated positive results for the fiscal year.

The Fund remained over-weighted in emerging market bonds, which experienced a momentum-based rally driven by strong economic growth, stable monetary policy and improved investor appetite for risk. We also increased the Fund's exposure to sovereign debt and non-dollar positions. Better global economic growth and the declining value of the U.S. dollar should be positive influences on these securities.

The Fund (up 48.72%) out-performed the Merrill Lynch U.S. High Yield Master Cash Pay Only ("CPO") Index (up 28.22%) for the 12-month period. This was due primarily to the Fund's over-weighted positions in CCC-rated bonds, foreign issues and foreign currency holdings, relative to the benchmark.

OUTLOOK | Credit-quality decisions and issue selection may be more important than ever, underscoring the need for a disciplined research process. To that end, we have made a conscious decision to move down in credit quality, shifting our focus from BB-rated bonds to select, higher-yielding, less-interest-rate-sensitive bonds in the B-rated area. We believe these securities should respond nicely to an improving economy.

 KEY FUND FACTS
 OBJECTIVE | High total investment return through a combination of current income and capital appreciation
 STRATEGY | Invests in primarily lower rated fixed income securities and other securities that are expected to produce a relatively high level of income (including income producing preferred and common stocks)
 FUND INCEPTION DATE | 6/5/96
 FUND REGISTRATION DATE | 3/7/97
 EXPENSE RATIO | 0.75%
 TOTAL NET ASSETS | $86.1 million

[PHOTO]

Daniel Fuss
DANIEL FUSS

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED SEPTEMBER 30, 2003

                                                              SINCE        SINCE
                                     1 YEAR 5 YEARS REGISTRATION(a) INCEPTION(a)
--------------------------------------------------------------------------------
LOOMIS SAYLES INSTITUTIONAL HIGH
INCOME FUND                          48.72%  9.45%       5.87%          6.21%
LIPPER HIGH YIELD BOND
FUNDS INDEX(b)                       26.51   2.36        2.80           4.03
MERRILL LYNCH U.S. HIGH YIELD MASTER
CPO INDEX(b)                         28.22   4.87        5.38           6.32

 CUMULATIVE PERFORMANCE REGISTRATION TO SEPTEMBER 30, 2003(c)

                                    [CHART]

                Loomis Sayles                               Merrill Lynch
                Institutional     Lipper High Yield        U.S. High Yield
              High Income Fund     Bond Funds Index        Master CPO Index
              ----------------     ----------------        ----------------
03/07/1997      $3,000,000             $3,000,000              $3,000,000
03/31/1997       2,961,300              2,935,019               2,966,681
04/30/1997       2,999,952              2,960,015               3,000,446
05/31/1997       3,089,147              3,038,341               3,060,914
06/30/1997       3,148,611              3,090,391               3,107,516
07/31/1997       3,306,190              3,172,824               3,182,090
08/31/1997       3,303,217              3,180,038               3,176,523
09/30/1997       3,404,306              3,257,060               3,229,138
10/31/1997       3,303,217              3,244,290               3,250,568
11/30/1997       3,318,083              3,267,845               3,281,334
12/31/1997       3,287,773              3,306,367               3,312,470
01/31/1998       3,333,619              3,370,604               3,361,804
02/28/1998       3,399,112              3,402,372               3,375,677
03/31/1998       3,507,176              3,451,685               3,404,768
04/30/1998       3,497,352              3,462,458               3,420,940
05/31/1998       3,402,387              3,458,631               3,444,759
06/30/1998       3,323,795              3,464,701               3,461,817
07/31/1998       3,283,317              3,488,336               3,481,559
08/31/1998       2,784,543              3,222,514               3,331,327
09/30/1998       2,777,937              3,203,193               3,337,971
10/31/1998       2,774,634              3,130,474               3,283,132
11/30/1998       3,042,188              3,314,300               3,432,665
12/31/1998       2,996,069              3,303,951               3,433,804
01/31/1999       3,069,426              3,363,790               3,467,755
02/28/1999       3,050,122              3,350,254               3,441,307
03/31/1999       3,192,975              3,409,321               3,470,961
04/30/1999       3,393,743              3,497,486               3,525,250
05/31/1999       3,297,220              3,431,058               3,500,800
06/30/1999       3,347,412              3,431,561               3,494,230
07/31/1999       3,320,385              3,432,623               3,499,379
08/31/1999       3,250,889              3,397,795               3,465,229
09/30/1999       3,243,167              3,371,317               3,450,553
10/31/1999       3,320,385              3,361,592               3,430,351
11/30/1999       3,397,604              3,420,818               3,469,608
12/31/1999       3,475,165              3,461,999               3,487,812
01/31/2000       3,462,294              3,444,984               3,470,493
02/29/2000       3,569,552              3,469,424               3,473,479
03/31/2000       3,573,842              3,409,362               3,424,908
04/30/2000       3,539,520              3,394,490               3,426,095
05/31/2000       3,458,003              3,334,061               3,388,369
06/30/2000       3,556,681              3,395,777               3,446,365
07/31/2000       3,552,391              3,401,865               3,471,214
08/31/2000       3,672,520              3,419,649               3,513,581
09/30/2000       3,573,842              3,369,326               3,493,063
10/31/2000       3,415,100              3,254,168               3,390,586
11/30/2000       3,183,423              3,072,498               3,284,354
12/31/2000       3,275,908              3,125,800               3,355,578
01/31/2001       3,554,504              3,333,190               3,555,686
02/28/2001       3,549,701              3,343,728               3,611,843
03/31/2001       3,405,599              3,232,797               3,564,047
04/30/2001       3,338,352              3,190,415               3,525,120
05/31/2001       3,400,796              3,224,914               3,592,960
06/30/2001       3,323,942              3,129,947               3,518,853
07/31/2001       3,328,745              3,148,290               3,573,541
08/31/2001       3,352,762              3,162,241               3,608,185
09/30/2001       3,127,003              2,938,954               3,376,727
10/31/2001       3,160,626              3,006,177               3,476,164
11/30/2001       3,290,318              3,101,659               3,589,123
12/31/2001       3,283,593              3,093,281               3,563,787
01/31/2002       3,283,593              3,100,728               3,583,721
02/28/2002       3,177,128              3,045,930               3,549,234
03/31/2002       3,311,610              3,106,216               3,633,556
04/30/2002       3,367,644              3,138,694               3,691,326
05/31/2002       3,334,024              3,107,195               3,671,350
06/30/2002       3,132,301              2,932,255               3,410,362
07/31/2002       2,997,820              2,836,135               3,274,662
08/31/2002       3,059,457              2,884,966               3,356,539
09/30/2002       2,933,717              2,844,823               3,302,730
10/31/2002       2,958,114              2,826,824               3,274,895
11/30/2002       3,214,281              2,989,777               3,471,071
12/31/2002       3,277,017              3,018,826               3,522,999
01/31/2003       3,441,184              3,085,588               3,624,406
02/28/2003       3,504,325              3,126,937               3,671,007
03/31/2003       3,617,978              3,204,996               3,766,099
04/30/2003       3,902,113              3,362,352               3,977,732
05/31/2003       4,047,337              3,402,342               4,020,717
06/30/2003       4,160,991              3,494,011               4,130,333
07/31/2003       4,110,478              3,467,076               4,071,362
08/31/2003       4,154,677              3,513,632               4,124,622
09/30/2003       4,363,112              3,598,950               4,234,794


 CUMULATIVE PERFORMANCE INCEPTION TO SEPTEMBER 30, 2003(c)

                                    [CHART]

                Loomis Sayles          Lipper High        Merrill Lynch U.S.
                Institutional          Yield Bond            High Yield
              High Income Fund         Funds Index        Master CPO Index
              ----------------         -----------        ----------------
06/05/1996      $3,000,000              $3,000,000           $3,000,000
06/30/1996       3,009,000               3,001,875            3,018,021
07/31/1996       2,991,000               3,015,534            3,038,511
08/31/1996       3,033,000               3,064,208            3,069,890
09/30/1996       3,114,000               3,144,098            3,135,756
10/31/1996       3,132,000               3,159,086            3,170,122
11/30/1996       3,222,000               3,213,523            3,234,212
12/31/1996       3,229,079               3,253,122            3,259,099
01/31/1997       3,244,970               3,285,381            3,284,145
02/28/1997       3,219,544               3,340,543            3,330,215
03/31/1997       3,165,514               3,268,186            3,293,228
04/30/1997       3,206,831               3,296,019            3,330,710
05/31/1997       3,302,178               3,383,236            3,397,834
06/30/1997       3,365,743               3,441,195            3,449,565
07/31/1997       3,534,189               3,532,985            3,532,347
08/31/1997       3,531,011               3,541,018            3,526,168
09/30/1997       3,639,070               3,626,784            3,584,574
10/31/1997       3,531,011               3,612,564            3,608,363
11/30/1997       3,546,902               3,638,792            3,642,515
12/31/1997       3,514,502               3,681,687            3,677,079
01/31/1998       3,563,509               3,753,216            3,731,843
02/28/1998       3,633,519               3,788,591            3,747,243
03/31/1998       3,749,035               3,843,501            3,779,536
04/30/1998       3,738,534               3,855,496            3,797,488
05/31/1998       3,637,019               3,851,235            3,823,929
06/30/1998       3,553,007               3,857,994            3,842,865
07/31/1998       3,509,738               3,884,313            3,864,780
08/31/1998       2,976,569               3,588,316            3,698,011
09/30/1998       2,969,507               3,566,802            3,705,387
10/31/1998       2,965,976               3,485,828            3,644,512
11/30/1998       3,251,981               3,690,521            3,810,503
12/31/1998       3,202,681               3,678,996            3,811,768
01/31/1999       3,281,097               3,745,628            3,849,456
02/28/1999       3,260,461               3,730,556            3,820,097
03/31/1999       3,413,166               3,796,327            3,853,014
04/30/1999       3,627,779               3,894,501            3,913,280
05/31/1999       3,524,600               3,820,533            3,886,138
06/30/1999       3,578,253               3,821,093            3,878,846
07/31/1999       3,549,363               3,822,275            3,884,561
08/31/1999       3,475,074               3,783,494            3,846,652
09/30/1999       3,466,819               3,754,010            3,830,360
10/31/1999       3,549,363               3,743,181            3,807,935
11/30/1999       3,631,906               3,809,130            3,851,513
12/31/1999       3,714,816               3,854,985            3,871,721
01/31/2000       3,701,057               3,836,039            3,852,496
02/29/2000       3,815,712               3,863,253            3,855,811
03/31/2000       3,820,298               3,796,373            3,801,893
04/30/2000       3,783,609               3,779,813            3,803,211
05/31/2000       3,696,471               3,712,525            3,761,332
06/30/2000       3,801,954               3,781,245            3,825,712
07/31/2000       3,797,367               3,788,025            3,853,296
08/31/2000       3,925,781               3,807,828            3,900,326
09/30/2000       3,820,298               3,751,792            3,877,551
10/31/2000       3,650,609               3,623,562            3,763,793
11/30/2000       3,402,955               3,421,271            3,645,868
12/31/2000       3,501,818               3,480,622            3,724,932
01/31/2001       3,799,626               3,711,555            3,947,067
02/28/2001       3,794,492               3,723,289            4,009,405
03/31/2001       3,640,453               3,599,766            3,956,348
04/30/2001       3,568,568               3,552,572            3,913,135
05/31/2001       3,635,318               3,590,988            3,988,443
06/30/2001       3,553,164               3,485,241            3,906,178
07/31/2001       3,558,299               3,505,666            3,966,886
08/31/2001       3,583,972               3,521,201            4,005,343
09/30/2001       3,342,644               3,272,568            3,748,409
10/31/2001       3,378,587               3,347,421            3,858,790
11/30/2001       3,517,222               3,453,742            3,984,183
12/31/2001       3,510,033               3,444,413            3,956,058
01/31/2002       3,510,033               3,452,705            3,978,186
02/28/2002       3,396,227               3,391,687            3,939,904
03/31/2002       3,539,982               3,458,816            4,033,506
04/30/2002       3,599,881               3,494,981            4,097,635
05/31/2002       3,563,942               3,459,907            4,075,461
06/30/2002       3,348,308               3,265,108            3,785,746
07/31/2002       3,204,553               3,158,077            3,635,109
08/31/2002       3,270,441               3,212,452            3,725,999
09/30/2002       3,136,029               3,167,752            3,666,266
10/31/2002       3,162,109               3,147,709            3,635,368
11/30/2002       3,435,941               3,329,160            3,853,136
12/31/2002       3,503,004               3,361,506            3,910,781
01/31/2003       3,678,491               3,435,847            4,023,349
02/28/2003       3,745,986               3,481,889            4,075,081
03/31/2003       3,867,478               3,568,810            4,180,639
04/30/2003       4,171,207               3,744,027            4,415,567
05/31/2003       4,326,446               3,788,557            4,463,283
06/30/2003       4,447,937               3,890,632            4,584,965
07/31/2003       4,393,941               3,860,639            4,519,502
08/31/2003       4,441,188               3,912,480            4,578,625
09/30/2003       4,663,922               4,007,482            4,700,924


Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Inception date of the Loomis Sayles Institutional High Income Fund is June 5, 1996. Shares of the Fund were registered for offer and sale under the Securities Act of 1933 on March 7, 1997. In accordance with SEC regulations, performance information is provided for the period beginning on March 7, 1997 ("Registration"). Performance from inception is also provided for the convenience of our long term shareholders. Since index performance data is not available coincident with the Fund's inception and registration dates, comparative performance is presented from the month end closest to the Fund's inception and registration dates (May 31, 1996 and February 28, 1997, respectively). (b) Please see page 6 for a description of the indexes and important risk disclosure. (c) The mountain chart is based on the Fund's minimum initial investment of $3,000,000.

FUND AND MANAGER REVIEW


LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND

PORTFOLIO REVIEW | We began the fiscal year with an over-weighted position in corporate bonds, as wide yield spreads in October 2002 led to attractive buying opportunities. Our belief was that the economy would improve, causing spreads to tighten and corporate bonds to rebound from their oversold levels. (Spreads refer to the difference in yield between non-Treasury securities and comparable-maturity Treasury bonds. When spreads tighten, prices on non-Treasury bonds increase.)

This strategy helped the Fund outperform the Lehman Brothers Government/Credit Intermediate Index for the twelve-month period ended September 30, 2003. Beginning in the spring of 2003 positive economic data, better-than-expected corporate earnings and a renewed sense of investor optimism created a favorable climate for corporate bonds. Fundamentals improved and spreads tightened, and the Fund benefited from these trends. In addition, our security- selection decisions helped the Fund outperform its benchmark.

All sectors and industries represented in the Fund generated positive results for the one-year period. In particular, the Fund's communication holdings rebounded sharply and posted strong results. Bonds in the consumer cyclical and finance sectors also performed well, due to an improving outlook for the entertainment industry and heavy mortgage and refinancing activity, respectively. Poor performance was issue-specific, and the bonds that posted negative results had little impact on the Fund's overall total return.

OUTLOOK | We plan to keep the Fund's duration neutral with respect to the benchmark, which we believe should provide some protection against the possibility of rising interest rates. In addition, we have over-weighted BBB- and A-rated securities in an attempt to capitalize on an improvement in the economy. We believe the Fund remains positioned to take advantage of the yield curve "roll-down" effect. Roll down refers to the decline in yield as a security rides down the yield curve and approaches maturity. Rolling down the yield curve can provide some extra price performance and generate capital gains over the passage of time.
 KEY FUND FACTS

 OBJECTIVE | Above-average total return through a combination of current income and capital appreciation

 STRATEGY | Invests primarily in investment grade fixed income securities. The Fund's weighted average duration generally is two to five years

 FUND INCEPTION DATE | 1/28/98

 EXPENSE RATIO | 0.45%

 TOTAL NET ASSETS | $37.1 million
[PHOTO]

Steven Kaseta
STEVEN KASETA

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED SEPTEMBER 30, 2003

                                                                     SINCE
                                               1 YEAR 5 YEARS INCEPTION(a)
     ---------------------------------------------------------------------
     LOOMIS SAYLES INTERMEDIATE DURATION FIXED
     INCOME FUND                               10.71%  6.96%      6.47%
     LIPPER INTERMEDIATE INVESTMENT
     GRADE INDEX(b)                             7.05   6.13       6.54
     LEHMAN BROTHERS GOVERNMENT/CREDIT
     INTERMEDIATE INDEX(b)                      6.01   6.70       7.11

 CUMULATIVE PERFORMANCE INCEPTION TO SEPTEMBER 30, 2003(c)

                                    [CHART]

                                                               Lehman Brothers
            Loomis Sayles Intermediate  Lipper Intermediate   Government Credit
            Duration Fixed Income Fund  Invest. Grade Index  Intermediate Index
            --------------------------  -------------------  -------------------
01/28/1998           $2,000,000
01/31/1998            2,008,000               $2,000,000          $2,000,000
02/28/1998            2,008,000                1,997,109           1,998,476
03/31/1998            2,016,032                2,004,485           2,004,896
04/30/1998            2,024,096                2,013,850           2,014,941
05/31/1998            2,036,265                2,032,011           2,029,721
06/30/1998            2,042,345                2,048,200           2,042,676
07/31/1998            2,050,490                2,052,391           2,049,881
08/31/1998            2,029,932                2,080,194           2,082,096
09/30/1998            2,038,150                2,126,828           2,134,402
10/31/1998            2,042,289                2,109,620           2,132,300
11/30/1998            2,060,991                2,120,139           2,132,139
12/31/1998            2,064,255                2,129,212           2,140,706
01/31/1999            2,083,375                2,142,422           2,152,461
02/28/1999            2,064,256                2,104,181           2,120,823
03/31/1999            2,092,076                2,120,746           2,136,642
04/30/1999            2,115,727                2,127,865           2,143,200
05/31/1999            2,085,445                2,106,194           2,126,712
06/30/1999            2,092,069                2,099,075           2,128,190
07/31/1999            2,087,661                2,091,677           2,126,319
08/31/1999            2,083,183                2,089,448           2,127,936
09/30/1999            2,111,806                2,112,442           2,147,796
10/31/1999            2,118,536                2,115,656           2,153,338
11/30/1999            2,129,662                2,118,141           2,155,994
12/31/1999            2,131,902                2,108,404           2,148,950
01/31/2000            2,125,129                2,100,909           2,141,099
02/29/2000            2,145,495                2,123,716           2,158,742
03/31/2000            2,166,018                2,149,930           2,181,257
04/30/2000            2,154,533                2,136,614           2,176,315
05/31/2000            2,145,363                2,132,737           2,179,710
06/30/2000            2,191,723                2,177,898           2,218,160
07/31/2000            2,212,688                2,196,489           2,235,041
08/31/2000            2,233,727                2,226,945           2,261,437
09/30/2000            2,257,277                2,241,699           2,282,013
10/31/2000            2,254,900                2,249,600           2,292,405
11/30/2000            2,278,724                2,285,400           2,323,557
12/31/2000            2,320,524                2,331,570           2,366,372
01/31/2001            2,373,581                2,372,538           2,405,214
02/28/2001            2,395,444                2,395,339           2,427,938
03/31/2001            2,417,343                2,404,648           2,446,551
04/30/2001            2,419,775                2,391,713           2,440,085
05/31/2001            2,446,848                2,406,442           2,453,825
06/30/2001            2,454,168                2,415,292           2,462,993
07/31/2001            2,496,428                2,473,884           2,514,144
08/31/2001            2,526,418                2,501,127           2,539,293
09/30/2001            2,551,531                2,520,379           2,576,334
10/31/2001            2,584,337                2,571,754           2,619,056
11/30/2001            2,579,401                2,539,460           2,592,822
12/31/2001            2,554,542                2,523,138           2,578,458
01/31/2002            2,557,110                2,541,344           2,591,852
02/28/2002            2,559,708                2,565,908           2,612,451
03/31/2002            2,533,827                2,521,383           2,572,731
04/30/2002            2,546,778                2,566,865           2,615,246
05/31/2002            2,572,936                2,587,935           2,641,364
06/30/2002            2,541,367                2,586,266           2,664,203
07/31/2002            2,515,092                2,596,536           2,695,748
08/31/2002            2,575,921                2,646,576           2,735,907
09/30/2002            2,577,815                2,675,453           2,784,887
10/31/2002            2,569,901                2,665,193           2,773,964
11/30/2002            2,604,861                2,677,862           2,771,586
12/31/2002            2,660,063                2,732,357           2,832,067
01/31/2003            2,670,954                2,740,900           2,831,928
02/28/2003            2,717,521                2,779,984           2,871,787
03/31/2003            2,725,843                2,780,258           2,874,766
04/30/2003            2,767,260                2,812,755           2,896,727
05/31/2003            2,828,223                2,865,211           2,954,922
06/30/2003            2,839,303                2,864,516           2,952,959
07/31/2003            2,766,570                2,767,930           2,872,734
08/31/2003            2,775,025                2,788,989           2,879,523
09/30/2003            2,853,907                2,863,977           2,952,382




Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Inception date of the Loomis Sayles Intermediate Duration Fixed Income Fund is January 28, 1998. Since index performance data is not available coincident with the Fund's inception date, comparative performance is presented from the month end closest to the Fund's inception date January 31, 1998. (b) Please see page 6 for a description of the indexes and important risk disclosure. (c) The mountain chart is based on the Fund's minimum initial investment of $2,000,000.

FUND AND MANAGER REVIEW



LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

PORTFOLIO REVIEW | Exposure to foreign-currency-denominated bonds greatly enhanced the Fund's one-year total return (up 23.77%)--and compared to the Fund's benchmark index, the Lehman Brothers Government/Credit Index (up 6.51%). Improving global economic growth and the declining value of the U.S. dollar versus other world currencies led to strong performance among foreign bonds. The Fund's exposure to this sector led to significant out-performance relative to the benchmark, which had no exposure to foreign currencies.

In addition, the Fund's Euro/Yankee securities and its holdings in the industrials sector also posted strong double-digit returns. Euro/Yankee securities appreciated on U.S. dollar weakness, and the Fund's exposure to this sector was nearly double that of the benchmark index. The Fund's industrials weighting was similar to that of the index, but our specific security selections led to out-performance relative to the index.

All market sectors posted positive or neutral performance for the one-year period. Negative performance was issue-specific and had little impact on the Fund's overall total return.

OUTLOOK | We've positioned the Fund to benefit from our belief that corporates may outperform governments in the near term. We also believe the U.S. dollar may continue to weaken against other major currencies, and we've positioned the Fund to benefit from this scenario. In addition, by reducing the portfolio's duration (a measurement of sensitivity to interest rate changes) during the fiscal year, we have positioned the Fund to capitalize on the potential performance benefits of the steeply-sloped yield curve (the graphic depiction of the relationship between maturity and yield). We maintained a lower exposure to U.S. interest-rate sensitive securities relative to the benchmark index during the most recent quarter, because we anticipate a period of rising interest rates within the next year. Having a relatively shorter duration may help limit the negative effect rising interest rates could have on the Fund's share price.

The steep yield curve offers attractive "roll down" potential, which can be a significant contributor to total return. Roll down refers to the decline in yield as a security rides down the yield curve and approaches maturity. Rolling down the yield curve can provide some extra price performance and generate capital gains over the passage of time.
 KEY FUND FACTS
 OBJECTIVE | Above-average total investment return through a combination of current income and capital appreciation
 STRATEGY | Invests in primarily investment grade fixed income securities, although it may invest up to 10% of its assets in lower rated fixed income securities and up to 10% of its assets in preferred stocks
 FUND INCEPTION DATE | 7/1/94
 FUND REGISTRATION DATE | 3/7/97
 EXPENSE RATIO | 0.55%
 TOTAL NET ASSETS | $142.3 million

[PHOTO]     [PHOTO]

Daniel Fuss Steven Kaseta
DANIEL FUSS STEVEN KASETA


 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED SEPTEMBER 30, 2003

                                                           SINCE        SINCE
                                  1 YEAR 5 YEARS REGISTRATION(a) INCEPTION(a)
   --------------------------------------------------------------------------
   LOOMIS SAYLES INVESTMENT GRADE
   FIXED INCOME FUND              23.77%  10.94%      9.82%         11.24%
   LIPPER BBB RATED
   FUNDS INDEX(b)                 11.16    5.96       6.73           7.50
   LEHMAN BROTHERS GOVERNMENT/
   CREDIT INDEX(b)                 6.51    6.69       7.94           8.09

 CUMULATIVE PERFORMANCE REGISTRATION TO SEPTEMBER 30, 2003(c)

                                    [CHART]

                Loomis Sayles         Lipper
               Investment Grade      BBB Rated      Lehman Brothers
                 Fixed Income          Funds         Govt./Credit
                     Fund              Index             Index
                  ----------           -----             -----
03/07/1997        $3,000,000       $3,000,000          $3,000,000
03/31/1997         2,951,400        2,953,678           2,964,347
04/30/1997         2,995,182        2,997,311           3,007,699
05/31/1997         3,044,615        3,031,640           3,035,766
06/30/1997         3,101,885        3,076,838           3,072,204
07/31/1997         3,260,168        3,183,224           3,166,196
08/31/1997         3,167,643        3,141,058           3,130,654
09/30/1997         3,252,854        3,196,312           3,179,874
10/31/1997         3,282,319        3,228,775           3,230,813
11/30/1997         3,287,720        3,244,554           3,247,817
12/31/1997         3,303,667        3,279,365           3,281,901
01/31/1998         3,339,535        3,321,218           3,328,168
02/28/1998         3,358,919        3,320,000           3,321,403
03/31/1998         3,394,915        3,336,851           3,331,643
04/30/1998         3,403,229        3,351,142           3,348,386
05/31/1998         3,425,786        3,379,801           3,384,376
06/30/1998         3,428,622        3,404,600           3,418,796
07/31/1998         3,385,307        3,401,952           3,421,524
08/31/1998         3,207,696        3,377,229           3,488,383
09/30/1998         3,302,636        3,446,853           3,588,130
10/31/1998         3,273,879        3,404,340           3,562,792
11/30/1998         3,393,479        3,467,282           3,584,019
12/31/1998         3,413,796        3,475,903           3,592,802
01/31/1999         3,479,586        3,506,149           3,618,327
02/28/1999         3,425,658        3,430,289           3,532,333
03/31/1999         3,513,163        3,468,512           3,549,861
04/30/1999         3,598,183        3,493,388           3,558,681
05/31/1999         3,530,930        3,446,257           3,521,944
06/30/1999         3,495,829        3,428,157           3,510,956
07/31/1999         3,447,755        3,410,857           3,501,240
08/31/1999         3,433,465        3,398,236           3,498,437
09/30/1999         3,459,850        3,427,440           3,529,979
10/31/1999         3,449,281        3,434,173           3,539,135
11/30/1999         3,472,822        3,442,484           3,537,154
12/31/1999         3,498,594        3,436,926           3,515,628
01/31/2000         3,496,968        3,426,846           3,514,656
02/29/2000         3,598,718        3,468,999           3,558,718
03/31/2000         3,652,339        3,500,964           3,610,143
04/30/2000         3,562,283        3,458,490           3,592,540
05/31/2000         3,537,856        3,432,181           3,589,289
06/30/2000         3,639,156        3,519,026           3,662,576
07/31/2000         3,684,125        3,534,106           3,701,369
08/31/2000         3,756,093        3,598,576           3,753,616
09/30/2000         3,727,519        3,608,822           3,767,742
10/31/2000         3,661,359        3,597,158           3,791,362
11/30/2000         3,717,629        3,630,502           3,856,203
12/31/2000         3,814,737        3,706,526           3,932,293
01/31/2001         3,903,195        3,796,186           3,998,256
02/28/2001         3,943,552        3,833,677           4,039,515
03/31/2001         3,903,044        3,831,290           4,058,052
04/30/2001         3,890,926        3,810,278           4,027,631
05/31/2001         3,949,478        3,844,647           4,050,802
06/30/2001         3,965,059        3,849,140           4,070,235
07/31/2001         4,067,298        3,936,445           4,171,664
08/31/2001         4,173,705        3,983,648           4,225,219
09/30/2001         4,063,598        3,949,606           4,264,086
10/31/2001         4,196,838        4,033,352           4,372,280
11/30/2001         4,199,181        4,007,245           4,300,525
12/31/2001         4,166,308        3,982,774           4,266,628
01/31/2002         4,203,690        4,004,551           4,297,983
02/28/2002         4,233,646        4,023,698           4,334,459
03/31/2002         4,203,591        3,970,945           4,246,521
04/30/2002         4,332,135        4,031,699           4,328,778
05/31/2002         4,431,033        4,063,576           4,368,729
06/30/2002         4,434,635        4,044,471           4,405,877
07/31/2002         4,350,266        4,024,217           4,458,946
08/31/2002         4,465,725        4,105,564           4,558,918
09/30/2002         4,484,990        4,142,537           4,656,983
10/31/2002         4,415,310        4,112,979           4,612,473
11/30/2002         4,532,220        4,172,245           4,615,201
12/31/2002         4,688,978        4,269,378           4,737,483
01/31/2003         4,785,046        4,297,661           4,737,334
02/28/2003         4,917,907        4,369,988           4,821,721
03/31/2003         4,922,214        4,377,472           4,815,442
04/30/2003         5,141,371        4,465,808           4,866,904
05/31/2003         5,467,047        4,582,770           5,005,220
06/30/2003         5,511,827        4,588,720           4,985,188
07/31/2003         5,224,202        4,432,351           4,776,201
08/31/2003         5,269,649        4,467,340           4,807,706
09/30/2003         5,550,744        4,604,916           4,959,999


 CUMULATIVE PERFORMANCE INCEPTION TO SEPTEMBER 30, 2003(c)

                                    [CHART]

              Loomis Sayles Investment Lipper BBB Rated    Lehman Brothers
              Grade Fixed Income Fund     Funds Index     Govt./Credit Index
              ------------------------ ----------------  -------------------
07/01/1994            $3,000,000          $3,000,000        $3,000,000
07/31/1994             3,036,000           3,051,324         3,059,957
08/31/1994             3,093,000           3,063,344         3,061,210
09/30/1994             3,023,466           3,021,035         3,014,850
10/31/1994             2,996,151           3,011,419         3,011,509
11/30/1994             2,974,640           3,003,366         3,006,126
12/31/1994             2,992,169           3,018,390         3,025,941
01/31/1995             3,045,697           3,067,070         3,084,042
02/28/1995             3,171,917           3,137,145         3,155,555
03/31/1995             3,225,922           3,161,786         3,176,716
04/30/1995             3,315,256           3,218,639         3,221,034
05/31/1995             3,485,329           3,357,467         3,356,031
06/30/1995             3,546,585           3,382,828         3,382,854
07/31/1995             3,523,647           3,374,895         3,369,814
08/31/1995             3,589,161           3,424,537         3,412,926
09/30/1995             3,680,908           3,464,682         3,447,591
10/31/1995             3,730,417           3,510,838         3,498,221
11/30/1995             3,826,600           3,568,413         3,555,811
12/31/1995             3,896,757           3,627,309         3,608,204
01/31/1996             3,964,349           3,656,637         3,630,665
02/29/1996             3,872,852           3,579,711         3,553,630
03/31/1996             3,872,838           3,553,303         3,523,791
04/30/1996             3,841,991           3,530,620         3,499,613
05/31/1996             3,862,358           3,528,202         3,493,719
06/30/1996             3,921,392           3,568,631         3,540,358
07/31/1996             3,931,886           3,577,472         3,548,618
08/31/1996             3,956,008           3,575,697         3,539,893
09/30/1996             4,079,322           3,647,255         3,602,821
10/31/1996             4,249,717           3,734,800         3,686,909
11/30/1996             4,399,452           3,818,069         3,754,802
12/31/1996             4,321,727           3,781,134         3,712,943
01/31/1997             4,314,607           3,793,148         3,717,352
02/28/1997             4,358,828           3,814,785         3,725,195
03/31/1997             4,269,902           3,755,882         3,680,923
04/30/1997             4,333,243           3,811,365         3,734,754
05/31/1997             4,404,759           3,855,019         3,769,606
06/30/1997             4,487,615           3,912,492         3,814,852
07/31/1997             4,716,609           4,047,771         3,931,565
08/31/1997             4,582,750           3,994,153         3,887,432
09/30/1997             4,706,028           4,064,414         3,948,549
10/31/1997             4,748,656           4,105,694         4,011,802
11/30/1997             4,756,470           4,125,758         4,032,917
12/31/1997             4,779,541           4,170,023         4,075,239
01/31/1998             4,831,433           4,223,244         4,132,691
02/28/1998             4,859,476           4,221,695         4,124,291
03/31/1998             4,911,553           4,243,123         4,137,007
04/30/1998             4,923,581           4,261,294         4,157,797
05/31/1998             4,956,214           4,297,737         4,202,487
06/30/1998             4,960,317           4,329,272         4,245,227
07/31/1998             4,897,652           4,325,905         4,248,615
08/31/1998             4,640,695           4,294,467         4,331,636
09/30/1998             4,778,048           4,383,000         4,455,495
10/31/1998             4,736,445           4,328,941         4,424,032
11/30/1998             4,909,475           4,408,978         4,450,391
12/31/1998             4,938,869           4,419,940         4,461,296
01/31/1999             5,034,050           4,458,400         4,492,992
02/28/1999             4,956,029           4,361,937         4,386,210
03/31/1999             5,082,627           4,410,543         4,407,975
04/30/1999             5,205,627           4,442,175         4,418,927
05/31/1999             5,108,331           4,382,243         4,373,309
06/30/1999             5,057,549           4,359,227         4,359,666
07/31/1999             4,987,998           4,337,228         4,347,600
08/31/1999             4,967,325           4,321,180         4,344,120
09/30/1999             5,005,497           4,358,314         4,383,287
10/31/1999             4,990,206           4,366,876         4,394,656
11/30/1999             5,024,264           4,377,445         4,392,197
12/31/1999             5,061,549           4,370,377         4,365,467
01/31/2000             5,059,197           4,357,560         4,364,260
02/29/2000             5,206,402           4,411,161         4,418,974
03/31/2000             5,283,977           4,451,808         4,482,829
04/30/2000             5,153,690           4,397,798         4,460,972
05/31/2000             5,118,351           4,364,343         4,456,934
06/30/2000             5,264,906           4,474,775         4,547,938
07/31/2000             5,329,963           4,493,951         4,596,108
08/31/2000             5,434,083           4,575,930         4,660,984
09/30/2000             5,392,744           4,588,958         4,678,526
10/31/2000             5,297,027           4,574,126         4,707,855
11/30/2000             5,378,436           4,616,527         4,788,370
12/31/2000             5,518,925           4,713,198         4,882,854
01/31/2001             5,646,900           4,827,209         4,964,762
02/28/2001             5,705,286           4,874,883         5,015,995
03/31/2001             5,646,682           4,871,848         5,039,012
04/30/2001             5,629,150           4,845,129         5,001,237
05/31/2001             5,713,860           4,888,832         5,030,009
06/30/2001             5,736,401           4,894,546         5,054,141
07/31/2001             5,884,315           5,005,563         5,180,088
08/31/2001             6,038,258           5,065,585         5,246,589
09/30/2001             5,878,962           5,022,297         5,294,852
10/31/2001             6,071,724           5,128,789         5,429,199
11/30/2001             6,075,114           5,095,591         5,340,098
12/31/2001             6,027,556           5,064,474         5,298,007
01/31/2002             6,081,638           5,092,165         5,336,942
02/28/2002             6,124,977           5,116,512         5,382,235
03/31/2002             6,081,495           5,049,431         5,273,041
04/30/2002             6,267,464           5,126,686         5,375,182
05/31/2002             6,410,544           5,167,222         5,424,790
06/30/2002             6,415,754           5,142,928         5,470,918
07/31/2002             6,293,696           5,117,173         5,536,816
08/31/2002             6,460,734           5,220,613         5,660,953
09/30/2002             6,488,606           5,267,628         5,782,724
10/31/2002             6,387,797           5,230,042         5,727,454
11/30/2002             6,556,935           5,305,405         5,730,842
12/31/2002             6,783,722           5,428,918         5,882,684
01/31/2003             6,922,708           5,464,883         5,882,499
02/28/2003             7,114,923           5,556,853         5,987,285
03/31/2003             7,121,155           5,566,370         5,979,488
04/30/2003             7,438,216           5,678,697         6,043,390
05/31/2003             7,909,384           5,827,426         6,215,141
06/30/2003             7,974,169           5,834,991         6,190,267
07/31/2003             7,558,051           5,636,153         5,930,762
08/31/2003             7,623,802           5,680,645         5,969,882
09/30/2003             8,030,652           5,855,587         6,158,989

Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Inception date of the Loomis Sayles Investment Grade Fixed Income Fund is July 1, 1994. Shares of the Fund were registered for offer and sale under the Securities Act of 1933 on March 7, 1997. In accordance with SEC regulations, performance information is provided for the period beginning on March 7, 1997 ("Registration"). Performance from inception is also provided for the convenience of our long term shareholders. Since index performance data is not available coincident with the Fund's inception and registration dates, comparative performance is presented from the month end closest to the Fund's inception and registration dates (June 30, 1994 and February 28, 1997, respectively). (b) Please see page 6 for a description of the indexes and important risk disclosure. (c) The mountain chart is based on the Fund's minimum initial investment of $3,000,000.

DISCLOSURE

LOOMIS SAYLES CORE PLUS FIXED INCOME FUND, LOOMIS SAYLES FIXED INCOME FUND, LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND, LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND, LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND High yield securities are subject to a high degree of market and credit risk. In addition, the secondary market for these securities may lack liquidity which, in turn, may adversely affect the value of these securities and that of the Fund.

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

Please see the Funds' prospectuses for more details.

INDEX DEFINITIONS
Lipper Intermediate Investment Grade Index is an equally weighted unmanaged index of typically the 30 largest mutual funds with the intermediate investment grade debt funds investment objective.
Lipper BBB Rated Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the corporate debt funds BBB-rated investment objective.
Lipper High Yield Bond Funds Index is an equally weighted unmanaged index of typically the 30 largest mutual funds within the high current yield funds investment objective.
Source: Lipper Inc.

Lehman Brothers Aggregate Index covers the U.S. investment grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities.
Lehman Brothers Government/Credit Index includes treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government) as well as other publicly issued investment grade corporate and non-corporate debentures that meet specified maturity, liquidity, and quality requirements. Merrill Lynch U.S. High Yield Master Cash Pay Only Index is an unmanaged index consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default.
Lehman Brothers Government/Credit Intermediate Index includes securities which have a remaining maturity of 5-10 years and includes treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government), as well as other publicly issued investment grade corporate and non-corporate debentures that meet specified maturity, liquidity, and quality requirements.

Indexes are unmanaged and do not have expenses that affect results, unlike mutual funds. Returns are adjusted for the reinvestment of capital gains distributions and income dividends. It is not possible to invest directly in an index.

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

LOOMIS SAYLES CORE PLUS FIXED INCOME FUND


                                                            FACE AMOUNT  VALUE +
--------------------------------------------------------------------------------

BONDS AND NOTES - 97.3% OF NET ASSETS

AEROSPACE/DEFENSE - 1.1%
Raytheon Co., 8.200%, 3/01/06                           USD      30,000 $ 33,949
                                                                        --------
ASSET-BACKED SECURITIES - 1.6%
American Express Credit Account Master Trust,
 Series 2003-4, Class A, 1.690%, 10/15/03                        50,000   49,316
                                                                        --------
AUTOMOTIVE - 3.1%
Ford Motor Credit Co., 7.375%, 2/01/11                           15,000   15,778
General Motors Corp., 8.375%, 7/15/33                            45,000   47,052
Navistar International Corp., Series B, 8.000%, 2/01/08          30,000   30,675
                                                                        --------
                                                                          93,505
                                                                        --------
BANKING - 4.7%
Bank of America Corp., 5.875%, 2/15/09                           35,000   38,955
Citigroup, Inc., 5.000%, 3/06/07                                 35,000   37,717
J.P. Morgan Chase & Co., 5.750%, 1/02/13                         30,000   32,042
Wells Fargo & Co., 3.500%, 4/04/08                               35,000   35,528
                                                                        --------
                                                                         144,242
                                                                        --------
BANKING & FINANCE - 1.9%
Inter-American Development Bank, 5.500%, 3/30/10        EUR      45,000   57,910
                                                                        --------
BANKS/SAVINGS & LOANS - 1.8%
Mellon Capital I, 7.720%, 12/01/26                      USD      50,000   56,676
                                                                        --------
BROKERAGE - 1.3%
Goldman Sachs Group, Inc., 6.600%, 1/15/12                       35,000   39,613
                                                                        --------
BUILDING MATERIALS - 0.5%
American Standard, Inc., 7.375%, 4/15/05                         15,000   15,862
                                                                        --------
CHEMICALS - 1.6%
Dow Chemical Co., 5.750%, 11/15/09                               45,000   48,161
                                                                        --------
CONSTRUCTION MACHINERY - 0.5%
Case New Holland, Inc., 9.250%, 8/01/11 144A                     15,000   16,125
                                                                        --------
ELECTRIC - 0.3%
IPALCO Enterprises, Inc., 8.375%, 11/15/03                        5,000    5,425
Southern California Edison Co., 7.625%, 1/15/10                   5,000    5,362
                                                                        --------
                                                                          10,787
                                                                        --------
ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.2%
Avnet, Inc., 8.000%, 11/15/06                                     5,000    5,200
                                                                        --------
ENTERTAINMENT - 1.5%
AOL Time Warner, Inc., 7.700%, 5/01/32                           40,000   45,924
                                                                        --------
ENVIRONMENTAL - 2.1%
Allied Waste North America, Inc., Series B,
 10.000%, 8/01/09                                                35,000   37,931
Waste Management, Inc., 7.000%, 10/01/04                         25,000   26,195
                                                                        --------
                                                                          64,126
                                                                        --------
FOOD & BEVERAGE - 1.9%
Dean Foods Co., 6.900%, 10/15/17                                 25,000   24,875
Smithfield Foods, Inc., 7.750%, 5/15/13 144A                     30,000   32,175
                                                                        --------
                                                                          57,050
                                                                        --------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                        FACE AMOUNT    VALUE +
------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

GOVERNMENT AGENCIES - 6.8%
Federal Home Loan Mortgage Corp., 5.750%, 3/15/09   USD     100,000 $  111,789
Federal National Mortgage Association,
 5.000%, 8/01/33                                                 84         84
Federal National Mortgage Association,
 6.375%, 8/15/07                                    AUD     135,000     96,320
                                                                    ----------
                                                                       208,193
                                                                    ----------
HEALTHCARE - 1.2%
HCA, Inc., 6.950%, 5/01/12                          USD      35,000     37,130
                                                                    ----------
MEDIA CABLE - 2.8%
Comcast Cable Communications, 6.750%, 1/30/11                35,000     39,469
CSC Holdings, Inc., 7.250%, 7/15/08                          45,000     44,888
                                                                    ----------
                                                                        84,357
                                                                    ----------
MEDIA NONCABLE - 1.8%
Clear Channel Communications, Inc., 4.250%, 5/15/09          50,000     50,591
Dex Media West, 9.875%, 8/15/13 144A                          5,000      5,650
                                                                    ----------
                                                                        56,241
                                                                    ----------
MORTGAGE RELATED - 33.2%
Federal Home Loan Mortgage Corp., 4.500%, 8/01/18            64,751     65,356
Federal Home Loan Mortgage Corp., 5.000%, 5/01/18            83,296     85,372
Federal Home Loan Mortgage Corp., 5.500%, 1/01/18           110,062    113,914
Federal Home Loan Mortgage Corp., 6.000%, 12/01/32           40,109     41,443
Federal National Mortgage Association,
 5.000%, 5/01/18                                             52,809     54,158
Federal National Mortgage Association,
 5.000%, 9/01/33                                                 58         58
Federal National Mortgage Association,
 5.500%, 5/01/18                                             63,386     65,627
Federal National Mortgage Association,
 5.500%, 5/01/33                                             81,687     83,385
Federal National Mortgage Association,
 5.500%, 5/01/33                                             49,076     50,095
Federal National Mortgage Association,
 5.500%, 6/01/33                                             79,997     81,659
Federal National Mortgage Association,
 6.000%, 12/01/17                                            94,668     98,821
Federal National Mortgage Association,
 6.000%, 8/01/33                                             95,522     98,581
Federal National Mortgage Association,
 6.500%, 7/01/14                                             23,938     25,312
Federal National Mortgage Association,
 6.500%, 10/01/32                                            32,709     34,096
Federal National Mortgage Association,
 7.500%, 3/01/32                                             46,050     49,145
Government National Mortgage Association,
 6.000%, 3/15/31                                             31,662     32,929
Government National Mortgage Association,
 6.500%, 10/15/28                                            29,036     30,539
Government National Mortgage Association,
 8.000%, 9/15/26                                              6,177      6,702
                                                                    ----------
                                                                     1,017,192
                                                                    ----------

                                                        FACE AMOUNT  VALUE +
----------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

NON CAPTIVE CONSUMER - 1.1%
Household Finance Corp., 5.750%, 1/30/07            USD      30,000 $ 32,749
                                                                    --------
NON CAPTIVE DIVERSIFIED - 4.8%
CIT Group, Inc., 7.750%, 4/02/12                             35,000   41,541
General Electric Capital Corp., 5.450%, 1/15/13              50,000   52,520
International Lease Finance Corp., 5.625%, 6/01/07           50,000   54,453
                                                                    --------
                                                                     148,514
                                                                    --------
PAPER - 2.6%
Abitibi-Consolidated, Inc., 8.550%, 8/01/10         CAD      30,000   32,757
Georgia-Pacific Corp., 7.500%, 5/15/06              USD      45,000   46,350
                                                                    --------
                                                                      79,107
                                                                    --------
PIPELINES - 1.7%
Kinder Morgan Energy Partners, LP, 7.125%, 3/15/12           45,000   52,708
                                                                    --------
RAILROADS - 0.9%
CSX Corp., 4.875%, 11/01/09                                  25,000   26,217
                                                                    --------
REFINING - 0.2%
Premcor Refining Group, Inc., 7.500%, 6/15/15                 5,000    4,988
                                                                    --------
RESTAURANTS - 1.6%
Dominos, Inc., 8.250%, 7/01/11 144A                          10,000   10,562
Tricon Global Restaurants, Inc., 7.650%, 5/15/08             35,000   38,675
                                                                    --------
                                                                      49,237
                                                                    --------
SOVEREIGNS - 1.5%
Pemex Project Funding Master Trust, 7.875%, 2/01/09          40,000   45,400
                                                                    --------
SUPERMARKETS - 2.8%
Delhaize America, Inc., 8.125%, 4/15/11                      30,000   33,000
Fred Meyer, Inc., 7.450%, 3/01/08                            45,000   52,165
                                                                    --------
                                                                      85,165
                                                                    --------
TREASURIES - 1.9%
U.S. Treasury Notes, 3.000%, 11/15/07                        30,000   30,618
U.S. Treasury Notes, 7.500%, 2/15/05                         25,000   27,153
                                                                    --------
                                                                      57,771
                                                                    --------
UTILITIES - ELECTRIC - 1.8%
NiSource Finance Corp., 7.875%, 11/15/10                     45,000   53,649
                                                                    --------
WIRELESS - 1.0%
AT&T Wireless Services, Inc., 8.750%, 3/01/31                25,000   30,921
                                                                    --------
WIRELINES - 5.5%
AT&T Corp., 8.500%, 11/15/31                                 30,000   35,519
Citizens Communications Co., 9.250%, 5/15/11                 30,000   38,232
Qwest Corp., 7.200%, 11/10/26                                10,000    9,000
Qwest Corp., 7.250%, 9/15/25                                  5,000    4,550
Qwest Corp., 7.500%, 6/15/23                                  5,000    4,675
Sprint Capital Corp., 6.875%, 11/15/28                       40,000   39,007
Sprint Capital Corp., 6.900%, 5/01/19                        15,000   15,379
Telus Corp., 8.000%, 6/01/11                                 20,000   23,348
                                                                    --------
                                                                     169,710
                                                                    --------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                       VALUE +
--------------------------------------------------------------

BONDS AND NOTES - CONTINUED

TOTAL BONDS AND NOTES
 (Identified Cost $2,874,963)                       $2,977,695
                                                    ----------

TOTAL INVESTMENTS - 97.3%
 (Identified Cost $2,874,963)@                       2,977,695
 Cash and Other Assets, Less Liabilities--2.7%          83,209
                                                    ----------

NET ASSETS - 100%                                   $3,060,904
                                                    ----------

+  See Note 2.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@ At September 30, 2003, the net unrealized appreciation on investments based on cost of $2,885,507 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $105,192 and $ 13,004, respectively, resulting in net unrealized appreciation of $92,188.
Key to Abbreviations: AUD: Australian Dollar; CAD: Canadian Dollar; EUR: Euro;
USD: United States Dollar




                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

LOOMIS SAYLES FIXED INCOME FUND


                                                     FACE AMOUNT     VALUE +
----------------------------------------------------------------------------
BONDS AND NOTES - 92.0% OF NET ASSETS

NON-CONVERTIBLE BONDS - 87.1%

AEROSPACE/DEFENSE - 0.1%
Raytheon Co., 6.750%, 3/15/18                    USD     250,000 $   280,647
                                                                 -----------
AIRLINES - 3.0%
American Airlines, Inc., 6.978%, 4/01/11                 853,869     847,357
Continental Airlines, Inc., 6.703%, 12/15/22             698,368     678,957
Continental Airlines, Inc., 8.000%, 12/15/05             750,000     688,125
Continental Airlines, Inc., Series 1997-4A,
 6.900%, 1/02/18                                         210,671     203,422
Continental Airlines, Inc., Series 1999-1A,
 6.545%, 2/02/19                                       1,779,317   1,742,174
Continental Airlines, Inc., Series 2000-2,
 7.707%, 10/02/22                                        447,555     436,260
Delta Air Lines, Inc., 7.700%, 12/15/05                  480,000     427,200
Delta Air Lines, Inc., 8.300%, 12/15/29                6,597,000   4,255,065
Delta Air Lines, Inc., 9.750%, 5/15/21                   200,000     133,000
Northwest Airlines Corp., 7.625%, 3/15/05                250,000     219,375
Northwest Airlines Corp., 7.875%, 3/15/08                325,000     238,875
Northwest Airlines Corp., 9.875%, 3/15/07                250,000     192,500
US Airways, 6.850%, 1/30/18                            2,633,839   2,466,561
                                                                 -----------
                                                                  12,528,871
                                                                 -----------
ASSET-BACKED SECURITIES - 0.2%
Community Program Loan Trust, Series 1987-A,
 Class A5, 4.500%, 4/01/29                               725,000     632,742
                                                                 -----------
AUTOMOTIVE - 2.3%
Cummins Engine Co., Inc., 7.125%, 3/01/28              2,350,000   2,141,438
Dana Corp., 7.000%, 3/15/28                              850,000     765,000
Dana Corp., 9.000%, 8/15/11                              350,000     383,250
Dana Corp., 9.000%, 8/15/11                      EUR     250,000     309,294
Ford Motor Co., 6.375%, 2/01/29                  USD   1,000,000     814,488
Ford Motor Co., 6.625%, 10/01/28                       3,650,000   3,076,658
Ford Motor Credit Co., 7.250%, 2/22/05           GBP   1,000,000   1,695,113
General Motors Acceptance Corp., 6.875%, 8/28/12 USD     200,000     206,923
                                                                 -----------
                                                                   9,392,164
                                                                 -----------
BANKING - 2.1%
Keycorp Capital II, 6.875%, 3/17/29                    5,250,000   5,639,219
Keycorp Capital III, 7.750%, 7/15/29                   2,500,000   2,945,483
                                                                 -----------
                                                                   8,584,702
                                                                 -----------
CHEMICALS - 0.6%
IMC Global, Inc., 6.875%, 7/15/07                      2,550,000   2,307,750
IMC Global, Inc., 7.375%, 8/01/18                        285,000     216,600
                                                                 -----------
                                                                   2,524,350
                                                                 -----------
CONSUMER PRODUCTS - 0.3%
Bausch & Lomb, Inc., 7.125%, 8/01/28                   1,250,000   1,237,500
Hasbro, Inc., 6.600%, 7/15/28                             75,000      69,000
                                                                 -----------
                                                                   1,306,500
                                                                 -----------
ELECTRIC - 3.9%
AES Corp., 8.875%, 11/01/27                            1,300,000   1,040,000
AES Corp., 9.375%, 9/15/10                               100,000     102,000
Calpine Corp., 7.875%, 4/01/08                           550,000     387,750

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                         FACE AMOUNT     VALUE +
--------------------------------------------------------------------------------
BONDS AND NOTES - CONTINUED

ELECTRIC - CONTINUED
Calpine Corp., 8.500%, 2/15/11                       USD     150,000 $   105,750
Edison Mission Energy, 7.730%, 6/15/09                        95,000      77,425
Empresa Nacional de Electricidad SA (Endesa),
 7.875%, 2/01/27                                           1,450,000   1,260,315
Empresa Nacional de Electricidad SA (Endesa),
 8.350%, 8/01/13 144A                                        500,000     531,240
Enersis SA, 7.400%, 12/01/16                               4,000,000   3,759,520
ESI Tractebel Acquisition Corp., Series B,
 7.990%, 12/30/11                                            752,000     747,300
Panda Funding Corp., 11.625%, 8/20/12                        441,186     361,773
Power Receivables Finance LLC, 6.290%, 1/01/12 144A        1,500,000   1,499,559
Quezon Power Philippines Co., 8.860%, 6/15/17              1,733,550   1,473,518
Salton Sea Funding Corp., 7.840%, 5/30/10                    483,442     510,031
Salton Sea Funding Corp., Series E, 8.300%, 5/30/11          258,588     276,043
South Point Energy Center LLC,
 8.400%, 5/30/12 144A                                         19,818      18,629
Southern California Edison Co., 6.650%, 4/01/29              550,000     514,250
Southern California Edison Co., 7.250%, 3/01/26              500,000     508,750
Southern California Edison Co., 7.625%, 1/15/10              500,000     536,250
Tenaga Nasional Berhad, 7.500%, 11/01/25 144A              1,040,000   1,111,351
Texas-New Mexico Power Co., 6.250%, 1/15/09                1,000,000   1,012,432
Tiverton Power Associates Ltd., 9.000%, 7/15/18 144A         460,000     386,400
                                                                     -----------
                                                                      16,220,286
                                                                     -----------
ELECTRONICS - 1.7%
Corning Glass, 7.000%, 3/15/07                               250,000     249,688
Corning, Inc., 6.850%, 3/01/29                               250,000     222,500
Lucent Technologies, Inc., 5.500%, 11/15/08                  550,000     467,500
Lucent Technologies, Inc., 6.450%, 3/15/29                 2,970,000   2,049,300
Lucent Technologies, Inc., 6.500%, 1/15/28                   200,000     138,000
Motorola, Inc., 5.800%, 10/15/08                             645,000     684,506
Motorola, Inc., 6.500%, 11/15/28                           1,325,000   1,276,969
Motorola, Inc., 7.625%, 11/15/10                             350,000     399,000
Nortel Networks Corp., 6.875%, 9/01/23                       250,000     228,750
Nortel Networks Ltd., 6.125%, 2/15/06                        150,000     150,750
Samsung Electronics Co. Ltd., 7.700%, 10/01/27 144A        1,158,000   1,269,272
                                                                     -----------
                                                                       7,136,235
                                                                     -----------
ENTERTAINMENT - 0.4%
Time Warner, Inc., 6.625%, 5/15/29                         1,460,000   1,484,868
                                                                     -----------
FOOD & BEVERAGE - 0.6%
Borden, Inc., 7.875%, 2/15/23                              1,950,000   1,599,000
Borden, Inc., 9.200%, 3/15/21                                750,000     633,750
Borden, Inc., 9.250%, 6/15/19                                362,000     300,460
                                                                     -----------
                                                                       2,533,210
                                                                     -----------
FOREIGN LOCAL GOVERNMENTS - 12.8%
New Brunswick FM Project, 6.470%, 11/30/27           CAD   1,250,000   1,025,614
Ontario Hydro, Zero Coupon Bond, 8/06/21                  15,000,000   3,961,062
Province of Alberta, 5.930%, 9/16/16                       1,302,313   1,042,477
Province of British Columbia, Zero Coupon Bond,
 8/23/13                                                  11,700,000   5,184,775
Province of British Columbia, Zero Coupon Bond,
 5/15/21                                                   4,500,000   1,204,242

                                                       FACE AMOUNT     VALUE +
------------------------------------------------------------------------------
BONDS AND NOTES - CONTINUED

FOREIGN LOCAL GOVERNMENTS - CONTINUED
Province of British Columbia, Zero Coupon Bond,
 8/23/24                                           CAD   5,575,000 $ 1,213,430
Province of British Columbia, 5.700%, 6/18/29            4,300,000   3,251,587
Province of British Columbia, 6.250%, 12/01/09           7,025,000   5,751,675
Province of Manitoba, Zero Coupon Bond, 3/05/31         10,000,000   1,510,160
Province of Manitoba, 5.750%, 6/02/08                    6,365,000   5,080,739
Province of Manitoba, 6.500%, 9/22/17                    5,075,000   4,280,981
Province of Newfoundland, 6.150%, 4/17/28                1,000,000     788,207
Province of Ontario, Zero Coupon Bond, 6/02/27           7,530,000   1,440,502
Province of Ontario, 5.900%, 3/08/06                    12,985,000  10,215,649
Province of Saskatchewan, 5.750%, 3/05/29                3,460,000   2,619,467
Province of Saskatchewan (Certificate of Deposit),
 Zero Coupon Bond, 2/04/22                              13,500,000   3,490,402
Province of Saskatchewan (Certificate of Deposit),
 Zero Coupon Bond, 5/30/25                               4,375,000     924,682
                                                                   -----------
                                                                    52,985,651
                                                                   -----------
FOREST & PAPER PRODUCTS - 0.2%
Arcel Finance Ltd., 7.048%, 9/01/11 144A           USD   1,000,000   1,015,000
                                                                   -----------
GOVERNMENT AGENCIES - 4.6%
Federal Home Loan Mortgage Corp., 4.625%, 2/15/07  EUR   9,175,000  11,234,369
Federal Home Loan Mortgage Corp., 5.500%, 9/15/11  USD     260,000     284,682
Federal National Mortgage Association, Zero Coupon
 Bond, 10/29/07                                    NZD  11,450,000   5,374,026
Federal National Mortgage Association,
 6.375%, 8/15/07                                   AUD   3,000,000   2,140,432
                                                                   -----------
                                                                    19,033,509
                                                                   -----------
HEALTHCARE - 1.7%
Columbia/HCA Healthcare Corp., 7.050%, 12/01/27    USD   2,750,000   2,666,040
Columbia/HCA Healthcare Corp., 7.580%, 9/15/25           2,100,000   2,152,202
Columbia/HCA Healthcare Corp., 7.690%, 6/15/25           1,000,000   1,035,327
HCA, Inc., 6.250%, 2/15/13                               1,000,000   1,014,052
                                                                   -----------
                                                                     6,867,621
                                                                   -----------
HOME CONSTRUCTION - 0.4%
Pulte Corp., 7.300%, 10/24/05                              700,000     739,241
Pulte Corp., 7.625%, 10/15/17                              500,000     579,527
Pulte Homes, Inc., 6.375%, 5/15/33                         500,000     479,768
                                                                   -----------
                                                                     1,798,536
                                                                   -----------
INDEPENDENT/ENERGY - 0.6%
Chesapeake Energy Corp., 7.500%, 9/15/13 144A              150,000     157,500
Chesapeake Energy Corp., 7.750%, 1/15/15                   595,000     627,725
Chesapeake Energy Corp., 8.500%, 3/15/12                   550,000     583,000
Pioneer Natural Resources Co., 7.200%, 1/15/28           1,000,000   1,055,000
                                                                   -----------
                                                                     2,423,225
                                                                   -----------
INFORMATION/DATA TECHNOLOGY - 0.9%
Arrow Electronics, Inc., 6.875%, 7/01/13                 3,500,000   3,532,816
                                                                   -----------
INTEGRATED/ENERGY - 0.8%
Cerro Negro Finance Ltd., 7.330%, 12/01/09 144A            102,500      94,812
Cerro Negro Finance Ltd., 7.900%, 12/01/20 144A          1,000,000     780,000
Petrozuata Finance, Inc., 7.630%, 4/01/09 144A             250,000     237,500

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                       FACE AMOUNT     VALUE +
------------------------------------------------------------------------------
BONDS AND NOTES - CONTINUED

INTEGRATED/ENERGY - CONTINUED
Petrozuata Finance, Inc., 8.220%, 4/01/17 144A     USD     725,000 $   619,875
Phillips 66 Capital Trust II, 8.000%, 1/15/37            1,300,000   1,497,322
                                                                   -----------
                                                                     3,229,509
                                                                   -----------
LIFE INSURANCE - 0.6%
UnumProvident Corp., 6.750%, 12/15/28                      600,000     594,000
UnumProvident Corp., 7.375%, 6/15/32                     1,700,000   1,700,000
                                                                   -----------
                                                                     2,294,000
                                                                   -----------
LODGING - 0.6%
Felcor Lodging LP, 8.500%, 6/01/11                         375,000     399,375
Host Marriott Corp., Series B, 7.875%, 8/01/08             700,000     719,250
La Quinta Inns, Inc., 7.400%, 9/15/05                      750,000     780,000
Meditrust Corp., 7.000%, 8/15/07                           375,000     384,844
                                                                   -----------
                                                                     2,283,469
                                                                   -----------
MEDIA CABLE - 0.5%
Charter Communications Holdings LLC,
 9.625%, 11/15/09                                          250,000     193,125
Comcast Corp., 5.500%, 3/15/11                           1,000,000   1,051,693
TCI Communications, Inc., 7.875%, 2/15/26                  550,000     650,869
                                                                   -----------
                                                                     1,895,687
                                                                   -----------
MEDIA NONCABLE - 0.3%
News America Holdings, Inc., 7.700%, 10/30/25              700,000     805,148
News America Holdings, Inc., 7.750%, 1/20/24               400,000     466,897
                                                                   -----------
                                                                     1,272,045
                                                                   -----------
MORTGAGE RELATED - 0.1%
Federal Home Loan Mortgage Corp., 5.000%, 12/01/31         362,280     362,446
                                                                   -----------
OIL FIELD SERVICES - 0.7%
Global Marine, Inc., 7.000%, 6/01/28                     1,000,000   1,129,167
Parker Drilling Co., Series B, 10.125%, 11/15/09           150,000     154,500
Pecom Energia SA, 8.125%, 7/15/10 144A                   1,472,000   1,387,360
Trico Marine Services, Inc., 8.875%, 5/15/12               375,000     273,750
                                                                   -----------
                                                                     2,944,777
                                                                   -----------
PAPER - 3.3%
Boise Cascade Corp., Series A, 7.450%, 8/10/11           1,250,000   1,295,557
Georgia-Pacific Corp. (Timber Group),
 7.250%, 6/01/28                                         2,000,000   1,740,000
Georgia-Pacific Group, 7.375%, 12/01/25                  6,000,000   5,310,000
Georgia-Pacific Group, 7.750%, 11/15/29                  5,515,000   4,997,969
Mead Corp., 6.840%, 3/01/37                                100,000     113,053
                                                                   -----------
                                                                    13,456,579
                                                                   -----------
PIPELINES - 3.4%
Coastal Corp., 6.500%, 6/01/08                             500,000     402,500
El Paso Corp., 5.750%, 3/14/06                     EUR   2,345,000   2,376,672
El Paso Corp., 7.000%, 5/15/11                     USD     750,000     618,750
KN Capital Trust, 7.630%, 4/15/28                        1,000,000   1,106,426
KN Energy, Inc., 7.250%, 3/01/28                         3,850,000   4,318,965
Southern Natural Gas Co., 7.350%, 2/15/31                3,250,000   2,990,000

                                                         FACE AMOUNT     VALUE +
--------------------------------------------------------------------------------
BONDS AND NOTES - CONTINUED

PIPELINES - CONTINUED
Tennessee Gas Pipeline Co., 7.000%, 10/15/28         USD   1,750,000 $ 1,518,125
Tennessee Gas Pipeline Co., 7.500%, 4/01/17                  750,000     716,250
                                                                     -----------
                                                                      14,047,688
                                                                     -----------
PROPERTY & CASUALTY INSURANCE - 0.2%
Aon Corp., 7.375%, 12/14/12                                  750,000     869,242
                                                                     -----------
RAILROADS - 0.1%
Missouri Pacific Railroad Co., 5.000%, 1/01/45               500,000     341,250
TFM SA de CV, 11.750%, 6/15/09                               250,000     256,250
                                                                     -----------
                                                                         597,500
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 3.9%
AMB Property Corp., 7.500%, 6/30/18                        1,500,000   1,769,129
EOP Operating LP, 7.250%, 2/15/18                          2,000,000   2,302,062
First Industrial LP, 7.500%, 12/01/17                      3,000,000   3,427,341
First Industrial LP, 7.600%, 7/15/28                       6,400,000   6,835,379
Highwoods Realty LP, 7.500%, 4/15/18                         475,000     490,348
Spieker Properties, Inc., 7.350%, 12/01/17                   500,000     585,782
TriNet Corporate Realty Trust, Inc., 7.700%, 7/15/17         650,000     640,250
                                                                     -----------
                                                                      16,050,291
                                                                     -----------
REFINING - 0.2%
Merey Sweeny LP, 8.850%, 12/18/19 144A                       875,000     977,436
                                                                     -----------
RETAILERS - 2.4%
Dillard's, Inc., 7.750%, 7/15/26                           1,025,000     896,875
J.C. Penney Co., Inc., 6.500%, 12/15/07                      500,000     518,750
J.C. Penney Co., Inc., 6.875%, 10/15/15                      325,000     320,125
J.C. Penney Co., Inc., 7.125%, 11/15/23                    2,400,000   2,268,000
J.C. Penney Co., Inc., 7.375%, 8/15/08                       650,000     692,250
J.C. Penney Co., Inc., 7.600%, 4/01/07                       955,000   1,031,400
J.C. Penney Co., Inc., 7.650%, 8/15/16                     1,000,000   1,045,000
J.C. Penney Co., Inc., 7.950%, 4/01/17                       850,000     896,750
Sears Roebuck Acceptance Corp., 6.500%, 12/01/28             200,000     206,020
Sears Roebuck Acceptance Corp., 6.750%, 1/15/28              100,000     105,161
Woolworth Corp., 8.500%, 1/15/22                           1,855,000   1,947,750
                                                                     -----------
                                                                       9,928,081
                                                                     -----------
SOVEREIGNS - 16.6%
Bangko Sentral Pilipinas, 8.600%, 6/15/27                  1,630,000   1,513,863
Canadian Government, 3.500%, 6/01/04                 CAD   7,675,000   5,715,584
Canadian Government, 4.500%, 9/01/07                      12,295,000   9,420,417
Canadian Government, 6.000%, 9/01/05                       6,235,000   4,881,287
Escom, 11.000%, 6/01/08                              ZAR   8,500,000   1,290,131
Government of Sweden, 5.250%, 3/15/11                SEK  10,000,000   1,371,831
Kingdom of Norway, 5.500%, 5/15/09                   NOK  15,000,000   2,248,200
Kingdom of Norway, 6.750%, 1/15/07                        76,825,000  11,888,103
Pemex Project Funding Master Trust, 8.625%, 2/01/22  USD     250,000     278,750
Petroleos Mexicanos, 8.625%, 12/01/23 144A                 1,400,000   1,543,500
Petroleos Mexicanos, 9.250%, 3/30/18                         400,000     469,000
Petroleos Mexicanos, 9.500%, 9/15/27                       1,450,000   1,714,625
PF Export Receivables Master Trust,
 6.436%, 6/01/15 144A                                      2,436,364   2,436,656
Republic of Argentina, 8.875%, 3/01/29^                    1,500,000     315,000
Republic of Brazil, 10.125%, 5/15/27                       5,777,000   5,164,638

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                         FACE AMOUNT     VALUE +
--------------------------------------------------------------------------------
BONDS AND NOTES - CONTINUED

SOVEREIGNS - CONTINUED
Republic of Brazil, 11.000%, 8/17/40                 USD   1,875,000 $ 1,771,875
Republic of Brazil C Bond, 8.000%, 4/15/14                12,775,857  11,738,458
Republic of Peru, 4.500%, 3/07/17
 (step to 5.000% on 3/07/05)#                                500,000     436,250
Republic of South Africa, 10.000%, 2/28/08           ZAR   2,500,000     376,265
Republic of South Africa, 12.500%, 12/21/06                3,020,000     474,420
Republic of Venezuela, 9.250%, 9/15/27               USD   4,250,000   3,289,500
United Mexican States, 5.375%, 6/10/13               EUR     250,000     285,267
                                                                     -----------
                                                                      68,623,620
                                                                     -----------
SUPRANATIONAL - 6.3%
European Bank for Reconstruction & Development,
 Zero Coupon Bond, 2/10/28                           AUD   2,500,000     399,588
International Bank for Reconstruction & Development,
 Zero Coupon Bond, 8/20/07                           NZD  40,850,000  19,365,176
International Bank for Reconstruction & Development,
 5.500%, 11/03/08                                          9,250,000   5,386,361
International Bank for Reconstruction & Development,
 8.000%, 5/23/07                                           1,000,000     633,165
                                                                     -----------
                                                                      25,784,290
                                                                     -----------
TAXABLE MUNICIPAL - 0.2%
Orange County, California Pension Obligation,
 Zero Coupon Bond, 9/01/16                           USD   2,000,000     980,540
                                                                     -----------

TEXTILE - 0.8%
Kellwood Co., 7.625%, 10/15/17                             2,500,000   2,537,500
Phillips-Van Heusen Corp., 7.750%, 11/15/23                  630,000     617,400
                                                                     -----------
                                                                       3,154,900
                                                                     -----------
TRANSPORTATION SERVICES - 0.9%
American President Cos. Ltd., 7.125%, 11/15/03             1,250,000   1,244,753
American President Cos. Ltd., 8.000%, 1/15/24              1,500,000   1,050,000
Transportacion Maritima Mexicana SA de CV,
 10.250%, 11/15/06^                                        2,000,000   1,580,000
                                                                     -----------
                                                                       3,874,753
                                                                     -----------
TREASURIES - 2.5%
U.S. Treasury Bonds, 5.250%, 11/15/28                      3,000,000   3,108,048
U.S. Treasury Bonds, 5.500%, 8/15/28                       6,735,000   7,214,343
                                                                     -----------
                                                                      10,322,391
                                                                     -----------
WIRELESS - 0.8%
AT&T Wireless Services, Inc., 7.350%, 3/01/06                250,000     277,577
AT&T Wireless Services, Inc., 7.500%, 5/01/07                250,000     284,518
Nextel Communications, Inc., 9.500%, 2/01/11                 650,000     718,250
Nextel Communications, Inc., 9.950%, 2/15/08               1,725,000   1,813,406
Rogers Wireless Communications, Inc.,
 8.800%, 10/01/07                                            250,000     256,250
                                                                     -----------
                                                                       3,350,001
                                                                     -----------
WIRELINES - 5.5%
AT&T Corp., 6.500%, 11/21/06                         EUR   2,400,000   3,012,560
Colt Telecom Group Plc, 12.000%, 12/15/06            USD     545,000     546,363
Philippine Long Distance Telephone Co.,
 8.350%, 3/06/17                                           3,414,000   2,964,909

                                                          FACE AMOUNT      VALUE +
----------------------------------------------------------------------------------
BONDS AND NOTES - CONTINUED

WIRELINES - CONTINUED
Qwest Capital Funding, Inc., 5.875%, 8/03/04          USD     300,000 $    297,000
Qwest Capital Funding, Inc., 7.000%, 8/03/09                  825,000      736,312
Qwest Capital Funding, Inc., 7.750%, 8/15/06                  200,000      196,000
Qwest Capital Funding, Inc., 7.750%, 2/15/31                  775,000      658,750
Qwest Capital Funding, Inc., 7.900%, 8/15/10                   50,000       45,500
Qwest Communications International, Inc., Series B,
 7.250%, 11/01/08                                             200,000      191,000
Qwest Corp., 5.625%, 11/15/08                                 250,000      243,750
Sprint Capital Corp., 6.125%, 11/15/08                        300,000      323,861
Sprint Capital Corp., 6.875%, 11/15/28                      5,835,000    5,690,181
Sprint Capital Corp., 6.900%, 5/01/19                       1,550,000    1,589,094
Sprint Capital Corp., 7.900%, 3/15/05                         800,000      864,065
Telekom Malaysia Berhad, 7.875%, 8/01/25 144A                 100,000      111,631
US West Capital Funding, Inc., 6.500%, 11/15/18             2,325,000    1,825,125
US West Capital Funding, Inc., 6.875%, 7/15/28              4,500,000    3,555,000
                                                                      ------------
                                                                        22,851,101
                                                                      ------------

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $323,681,774)                                        359,431,279
                                                                      ------------

CONVERTIBLE BONDS - 4.9%

ELECTRONICS - 0.9%
Corning, Inc., 3.500%, 11/01/08                             1,985,000    2,324,931
Corning, Inc., 5.625%, 2/18/05 144A                   EUR     250,000      288,325
Kulicke and Soffa Industries, Inc., 4.750%, 12/15/06  USD     550,000      481,938
Nortel Networks Corp., 4.250%, 9/01/08                        400,000      353,000
Richardson Electronics Ltd., 7.250%, 12/15/06                 300,000      276,000
                                                                      ------------
                                                                         3,724,194
                                                                      ------------
INDEPENDENT/ENERGY - 0.8%
Devon Energy Corp., 4.900%, 8/15/08                         1,300,000    1,322,750
Devon Energy Corp., 4.950%, 8/15/08                         1,900,000    1,933,250
                                                                      ------------
                                                                         3,256,000
                                                                      ------------
INDUSTRIAL OTHER - 0.1%
MascoTech, Inc., 4.500%, 12/15/03                             153,000      149,940
                                                                      ------------
INFORMATION/DATA TECHNOLOGY - 0.1%
Infineon Tech, 4.250%, 2/06/07                        EUR     100,000      108,049
Maxtor Corp., 5.750%, 3/01/12                         USD     287,000      229,600
                                                                      ------------
                                                                           337,649
                                                                      ------------
MEDIA CABLE - 0.1%
Rogers Communications, Inc., 2.000%, 11/26/05                 500,000      448,125
                                                                      ------------
PHARMACEUTICALS - 0.6%
Human Genome Sciences, Inc., 3.750%, 3/15/07                1,768,000    1,522,690
Human Genome Sciences, Inc., 3.750%, 3/15/07 144A           1,000,000      861,250
                                                                      ------------
                                                                         2,383,940
                                                                      ------------
TEXTILE - 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/12                            130,000      105,463
                                                                      ------------
TOBACCO - 0.7%
Loews Corp., 3.125%, 9/15/07                                3,155,000    2,906,544
                                                                      ------------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                   FACE AMOUNT      VALUE +
---------------------------------------------------------------------------
BONDS AND NOTES - CONTINUED

WIRELESS - 0.4%
Nextel Communications, Inc., 5.250%, 1/15/10   USD   1,850,000 $  1,725,125
                                                               ------------
WIRELINES - 1.2%
Colt Telecom Group Plc, 2.000%, 3/29/06        EUR     200,000      226,000
Colt Telecom Group Plc, 2.000%, 12/16/06             2,050,000    2,268,740
Colt Telecom Group Plc, 2.000%, 4/03/07              2,275,000    2,517,748
                                                               ------------
                                                                  5,012,488
                                                               ------------

TOTAL CONVERTIBLE BONDS
 (Identified Cost $16,761,599)                                   20,049,468
                                                               ------------

TOTAL BONDS AND NOTES
 (Identified Cost $340,443,373)                                 379,480,747
                                                               ------------

                                                        SHARES
---------------------------------------------------------------------------

COMMON STOCKS - 0.2% OF NET ASSETS

ENERGY EQUIPMENT & SERVICES - 0.1%
Diamond Offshore Drilling, Inc.                         12,345      235,789
                                                               ------------
INDEPENDENT/ENERGY - 0.1%
Pogo Producing Co.                                       8,652      391,763
                                                               ------------

TOTAL COMMON STOCKS
 (Identified Cost $806,961)                                         627,552
                                                               ------------

PREFERRED STOCKS - 4.8% OF NET ASSETS

NON-CONVERTIBLE PREFERRED STOCKS - 0.8%

ENERGY INDEPENDENT - 0.1%
Union Electric Co., $4.50                                6,500      544,700
                                                               ------------
REAL ESTATE - 0.0%
La Quinta Properties, Inc., Series A, 9.000%             5,045      125,973
                                                               ------------
UTILITIES - ELECTRIC - 0.7%
Del Marva Power & Light Co., 4.000%                        434       27,776
Entergy Louisiana, Inc., 4.440%                            830       56,673
Entergy New Orleans, Inc., 4.360%                           90        5,712
Entergy New Orleans, Inc., 4.750%                        2,876      184,064
MDU Resources Group, Inc., 5.100%                          720       72,968
Pacific Gas & Electric Co., 5.000%^                     19,100      429,750
Pacific Gas & Electric Co., 6.570%^                     35,000    1,032,500
Pacific Gas & Electric Co., Series H, 4.500%^           10,000      222,500
Public Service Electric & Gas Co., 4.180%                1,950      138,938
Southern California Edison Co., 4.320%                     500        8,370
Southern California Edison Co., 7.230%                   5,000      498,750
Xcel Energy, Inc., 4.110%                                  100        6,600
                                                               ------------
                                                                  2,684,601
                                                               ------------

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $2,237,449)                                     3,355,274
                                                               ------------

                                                               SHARES      VALUE +
----------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 4.0%

BUILDING MATERIALS - 0.1%
Owens Corning, 6.500% 144A^                                    83,000 $    373,500
                                                                      ------------

CONTAINERS & PACKAGING - 0.0%
Owens-Illinois, Inc., 4.750%                                    3,000       85,800
                                                                      ------------
ELECTRONICS - 0.2%
Lucent Technologies Capital Trust, 7.750%                       1,000      829,730
                                                                      ------------
FINANCIAL SERVICES - 0.1%
Newell Financial Trust I, 5.250%                               12,500      525,000
                                                                      ------------
FOREST & PAPER PRODUCTS - 2.3%
International Paper Capital Trust, 5.250%                     192,500    9,384,375
                                                                      ------------
REAL ESTATE INVESTMENT TRUSTS - 0.8%
Equity Residential Properties Trust, 7.250%                   120,000    3,129,600
Host Marriott Financial Trust, 6.750%                           5,000      238,125
                                                                      ------------
                                                                         3,367,725
                                                                      ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.5%
Philippine Long Distance Telephone Co., $3.50 GDS              47,750    1,919,550
                                                                      ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $18,313,324)                                          16,485,680
                                                                      ------------

TOTAL PREFERRED STOCKS
 (Identified Cost $20,550,773)                                          19,840,954
                                                                      ------------
                                                          FACE AMOUNT
----------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 2.2% OF NET ASSETS
Repurchase Agreement with State Street Corp., dated
9/30/03 at 0.350% to be repurchased at $9,203,089 on
10/01/03 collateralized by $9,150,000 U.S. Treasury
Note, 3.625% due 3/31/04 with a value of $9,388,751   USD   9,203,000    9,203,000
TOTAL SHORT-TERM INVESTMENT
 (Identified Cost $9,203,000)                                            9,203,000
                                                                      ------------
TOTAL INVESTMENTS - 99.2%
 (Identified Cost $371,004,107) @                                      409,152,253
 Cash and Other Assets, Less Liabilities--0.8%                           3,369,007
                                                                      ------------
NET ASSETS - 100%                                                     $412,521,260
                                                                      ------------

+  See Note 2.
# Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.
^  Non-income producing security due to default or bankruptcy filing.
@ At September 30, 2003, the net unrealized appreciation on investments based on cost of $371,228,715 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $46,235,264 and $8,311,726, respectively, resulting in net unrealized appreciation of $37,923,538.
Key to Abbreviations: AUD: Australian Dollar; CAD: Canadian Dollar; EUR: Euro;
GBP: Great British Pound; GDS: Global Depository Shares; NOK: Norwegian Krone;
NZD: New Zealand Dollar; SEK: Swedish Krona; USD: United States Dollar; ZAR:
South African Rand


                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND


                                                    FACE AMOUNT    VALUE +
--------------------------------------------------------------------------

BONDS AND NOTES - 88.8% OF NET ASSETS

NON-CONVERTIBLE BONDS - 73.9%

AIRLINES - 2.3%
American Airlines, Inc., 6.978%, 4/01/11        USD     149,427 $  148,288
Continental Airline, Inc., Series 1999-2,
 7.434%, 3/15/06                                        100,000     93,695
Continental Airlines, Inc., 8.000%, 12/15/05            150,000    137,625
Continental Airlines, Inc., Series 1999-1A,
 6.545%, 2/02/19                                        325,485    318,690
Continental Airlines, Inc., Series 2000-2,
 7.707%, 10/02/22                                       537,065    523,512
Delta Air Lines, Inc., 8.300%, 12/15/29               1,000,000    645,000
Delta Air Lines, Inc., 10.125%, 5/15/10                 200,000    154,500
                                                                ----------
                                                                 2,021,310
                                                                ----------
AUTOMOTIVE - 2.8%
Cummins Engine Co., Inc., 7.125%, 3/01/28               250,000    227,813
Dana Corp., 7.000%, 3/15/28                             100,000     90,000
Dana Corp., 7.000%, 3/01/29                             850,000    765,000
Dana Corp., 9.000%, 8/15/11                             550,000    680,447
Ford Motor Co., 6.375%, 2/01/29                         500,000    407,244
Ford Motor Co., 6.625%, 10/01/28                        250,000    210,730
                                                                ----------
                                                                 2,381,234
                                                                ----------
CHEMICALS - 3.4%
Huntsman International LLC, 10.125%, 7/01/09            225,000    213,750
Huntsman International LLC, 10.125%, 7/01/09    EUR     600,000    615,094
IMC Global, Inc., 6.875%, 7/15/07               USD     500,000    452,500
IMC Global, Inc., 7.300%, 1/15/28                     1,525,000  1,098,000
IMC Global, Inc., 7.375%, 8/01/18                       750,000    570,000
                                                                ----------
                                                                 2,949,344
                                                                ----------
CONSTRUCTION MACHINERY - 1.3%
AGCO Corp., 8.500%, 3/15/06 144A                        125,000    125,156
United Rentals, Inc., Series B, 8.800%, 8/15/08         250,000    256,250
United Rentals, Inc., Series B, 9.250%, 1/15/09         550,000    569,250
United Rentals, Inc., Series B, 9.500%, 6/01/08         200,000    207,000
                                                                ----------
                                                                 1,157,656
                                                                ----------
ELECTRIC - 6.9%
AES Corp., 8.375%, 8/15/07                              500,000    486,250
AES Corp., 8.375%, 3/01/11                      GBP     100,000    146,274
AES Corp., 8.500%, 11/01/07                     USD     900,000    875,250
AES Corp., 8.875%, 2/15/11                              125,000    124,375
AES Corp., 8.875%, 11/01/27                             700,000    560,000
Calpine Canada Energy Finance, 8.750%, 10/15/07 CAD     250,000    135,100
Calpine Corp., 7.625%, 4/15/06                  USD      65,000     51,350
Calpine Corp., 7.750%, 4/15/09                          255,000    175,950
Calpine Corp., 7.875%, 4/01/08                          350,000    246,750
Calpine Corp., 8.750%, 7/15/13 144A                     250,000    228,750
Empresa Nacional de Electricidad SA (Endesa),
 7.875%, 2/01/27                                        125,000    108,648
Empresa Nacional de Electricidad SA (Endesa),
 8.350%, 8/01/13 144A                                   125,000    132,810
Enersis SA, 6.600%, 12/01/26                            350,000    350,948
Enersis SA, 7.400%, 12/01/16                            500,000    469,940

                                                        FACE AMOUNT    VALUE +
------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

ELECTRIC - CONTINUED
Panda Funding Corp., 11.625%, 8/20/12               USD     948,546 $  777,808
Quezon Power Philippines Co., 8.860%, 6/15/17               476,250    404,812
Salton Sea Funding Corp., Series E, 8.300%, 5/30/11         344,785    368,058
South Point Energy Center LLC, 8.400%, 5/30/12 144A         317,096    298,070
                                                                    ----------
                                                                     5,941,143
                                                                    ----------
ELECTRONICS - 6.3%
Corning, Inc., 6.750%, 9/15/13                              425,000    418,625
Corning, Inc., 6.850%, 3/01/29                              201,000    178,890
Lucent Technologies, Inc., 5.500%, 11/15/08                 440,000    374,000
Lucent Technologies, Inc., 6.450%, 3/15/29                2,915,000  2,011,350
Nortel Networks Corp., 6.875%, 9/01/23                      500,000    457,500
Nortel Networks Ltd., 6.125%, 2/15/06                     1,075,000  1,080,375
Northern Telecom Capital Corp., 7.875%, 6/15/26             900,000    864,000
                                                                    ----------
                                                                     5,384,740
                                                                    ----------
FOOD & BEVERAGE - 3.7%
Borden, Inc., 7.875%, 2/15/23                               899,000    737,180
Borden, Inc., 9.200%, 3/15/21                             2,231,000  1,885,195
Borden, Inc., 9.250%, 6/15/19                               650,000    539,500
                                                                    ----------
                                                                     3,161,875
                                                                    ----------
INDEPENDENT/ENERGY - 0.9%
Chesapeake Energy Corp., 7.500%, 9/15/13 144A                60,000     63,000
Chesapeake Energy Corp., 7.750%, 1/15/15                     65,000     68,575
Pioneer Natural Resources Co., 7.200%, 1/15/28              650,000    685,750
                                                                    ----------
                                                                       817,325
                                                                    ----------
INFORMATION/DATA TECHNOLOGY - 1.6%
Xerox Capital Trust I, 8.000%, 2/01/27                    1,375,000  1,161,875
Xerox Corp., 7.200%, 4/01/16                                265,000    247,775
                                                                    ----------
                                                                     1,409,650
                                                                    ----------
INTEGRATED/ENERGY - 3.1%
Cerro Negro Finance Ltd., 7.330%, 12/01/09 144A             102,500     94,812
Cerro Negro Finance Ltd., 7.900%, 12/01/20 144A             750,000    585,000
PDVSA Finance Ltd., 6.650%, 2/15/06                         250,000    242,500
PDVSA Finance Ltd., 7.500%, 11/15/28                        200,000    150,000
PDVSA Finance Ltd., 9.375%, 11/15/07                        450,000    450,000
Petrozuata Finance, Inc., 7.630%, 4/01/09 144A              375,000    356,250
Petrozuata Finance, Inc., 8.220%, 4/01/17 144A              935,000    799,425
                                                                    ----------
                                                                     2,677,987
                                                                    ----------
LIFE INSURANCE - 0.8%
Provident Companies, Inc., 7.250%, 3/15/28                  250,000    247,811
UnumProvident Corp., 7.375%, 6/15/32                        400,000    400,000
                                                                    ----------
                                                                       647,811
                                                                    ----------
LODGING - 0.3%
Host Marriott Corp., Series B, 7.875%, 8/01/08              250,000    256,875
                                                                    ----------
MEDIA CABLE - 2.4%
Charter Communications Holdings LLC,
 9.625%, 11/15/09                                           350,000    270,375
Charter Communications Holdings LLC,
 10.000%, 4/01/09                                           100,000     79,000

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                   FACE AMOUNT    VALUE +
-------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

MEDIA CABLE - CONTINUED
CSC Holdings, Inc., 7.625%, 7/15/18            USD     500,000 $  480,000
CSC Holdings, Inc., 7.875%, 2/15/18                    100,000     97,500
CSC Holdings, Inc., Series B, 8.125%, 7/15/09          125,000    128,750
Innova S. de R.L., 9.375%, 9/19/13 144A                200,000    201,250
RCN Corp., 10.125%, 1/15/10                          1,750,000    796,250
                                                               ----------
                                                                2,053,125
                                                               ----------
OIL FIELD SERVICES - 1.8%
Pecom Energia SA, 8.125%, 7/15/10 144A                 600,000    565,500
Trico Marine Services, Inc., 8.875%, 5/15/12         1,400,000  1,022,000
                                                               ----------
                                                                1,587,500
                                                               ----------
PAPER - 2.3%
Georgia-Pacific Corp. (Timber Group),
 7.250%, 6/01/28                                       925,000    804,750
Georgia-Pacific Group, 7.375%, 12/01/25                650,000    575,250
Georgia-Pacific Group, 7.750%, 11/15/29                500,000    453,125
Pope & Talbot, Inc., 8.375%, 6/01/13                   200,000    190,000
                                                               ----------
                                                                2,023,125
                                                               ----------
PIPELINES - 5.8%
El Paso Corp., 5.750%, 3/14/06                       1,775,000  1,798,974
Tennessee Gas Pipeline Co., 7.000%, 10/15/28           100,000     86,750
Williams Cos., Inc., 7.125%, 9/01/11                   250,000    246,875
Williams Cos., Inc., 7.500%, 1/15/31                 3,200,000  2,848,000
                                                               ----------
                                                                4,980,599
                                                               ----------
RAILROADS - 1.6%
Missouri Pacific Railroad Co., 4.750%, 1/01/20          30,000     23,641
Missouri Pacific Railroad Co., 5.000%, 1/01/45         314,000    214,305
TFM SA de CV, 11.750%, 6/15/09                         950,000    973,750
TFM SA de CV, 12.500%, 6/15/12                         125,000    137,500
                                                               ----------
                                                                1,349,196
                                                               ----------
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Crescent Real Estate Equity, 7.500%, 9/15/07           400,000    408,000
                                                               ----------
RETAILERS - 4.2%
Dillard's, Inc., 6.625%, 1/15/18                       150,000    127,500
Dillard's, Inc., 7.000%, 12/01/28                      250,000    200,000
Dillard's, Inc., 7.750%, 7/15/26                       900,000    787,500
J.C. Penney Co., Inc., 6.875%, 10/15/15                550,000    541,750
J.C. Penney Co., Inc., 7.125%, 11/15/23                700,000    661,500
J.C. Penney Co., Inc., 8.125%, 4/01/27                 230,000    235,750
J.C. Penney Co., Inc., 8.250%, 8/15/22                 106,000    109,180
Woolworth Corp., 8.500%, 1/15/22                       910,000    955,500
                                                               ----------
                                                                3,618,680
                                                               ----------
SOVEREIGNS - 10.3%
Escom, 11.000%, 6/01/08                        ZAR     400,000     60,712
Petroleos Mexicanos, 8.625%, 12/01/23 144A     USD     275,000    303,188
Petroleos Mexicanos, 9.250%, 3/30/18                   475,000    556,937

                                                         FACE AMOUNT     VALUE +
--------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

SOVEREIGNS - CONTINUED
Republic of Argentina, 8.875%, 3/01/29^              USD     700,000 $   147,000
Republic of Brazil, 8.875%, 4/15/24                          200,000     160,600
Republic of Brazil, 10.125%, 5/15/27                         675,000     603,450
Republic of Brazil, 10.250%, 6/17/13                         700,000     684,250
Republic of Brazil, 11.000%, 8/17/40                         250,000     236,250
Republic of Brazil C Bond, 8.000%, 4/15/14                 2,370,460   2,177,978
Republic of Dominican, 9.040%, 1/23/13 144A                  460,000     416,300
Republic of Peru, 4.500%, 3/07/17 (step to
 5.000% on 3/07/05)#                                         275,000     239,938
Republic of South Africa, 12.500%, 12/21/06          ZAR     455,000      71,477
Republic of South Africa, 13.000%, 8/31/10                 1,275,000     217,812
Republic of South Africa, 13.500%, 9/15/15                 1,155,000     215,073
Republic of Uruguay, 7.500%, 3/15/15                 USD   1,133,000     872,410
Republic of Uruguay, 7.875%, 1/15/33                         422,000     283,795
Republic of Venezuela, 9.250%, 9/15/27                     2,125,000   1,644,750
                                                                     -----------
                                                                       8,891,920
                                                                     -----------
TEXTILE - 1.0%
Phillips-Van Heusen Corp., 7.750%, 11/15/23                  805,000     788,900
Phillips-Van Heusen Corp., 8.125%, 5/01/13 144A               75,000      78,563
                                                                     -----------
                                                                         867,463
                                                                     -----------
TRANSPORTATION SERVICES - 3.6%
American President Cos. Ltd., 7.125%, 11/15/03               500,000     493,806
American President Cos. Ltd., 8.000%, 1/15/24              2,135,000   1,494,500
Atlas Air Worldwide Holdings, Inc., 7.200%, 1/02/19           88,733      83,046
Atlas Air, Inc., Series 1999-1C, 8.770%, 1/02/11             149,828      23,598
Atlas Air, Inc., Series B, 7.680%, 1/02/14                   642,982     253,978
Transportacion Maritima Mexicana SA de CV,
 10.250%, 11/15/06^                                          935,000     738,650
                                                                     -----------
                                                                       3,087,578
                                                                     -----------
WIRELESS - 1.3%
Nextel Communications, Inc., 9.950%, 2/15/08                 250,000     262,812
Rogers Wireless Communications, Inc.,
 8.800%, 10/01/07                                            875,000     896,875
                                                                     -----------
                                                                       1,159,687
                                                                     -----------
WIRELINES - 5.7%
Colt Telecom Group Plc, 12.000%, 12/15/06                    770,000     771,925
Philippine Long Distance Telephone Co.,
 8.350%, 3/06/17                                             975,000     846,745
Qwest Capital Funding, Inc., 7.625%, 8/03/21                 200,000     172,000
Qwest Capital Funding, Inc., 7.750%, 8/15/06                 125,000     122,500
Qwest Capital Funding, Inc., 7.750%, 2/15/31               1,400,000   1,190,000
Qwest Capital Funding, Inc., 7.900%, 8/15/10                 800,000     728,000
Qwest Corp., 7.250%, 10/15/35                                225,000     200,250
Qwest Corp., 7.500%, 6/15/23                                 250,000     233,750
Sprint Capital Corp., 6.875%, 11/15/28                       100,000      97,518
US West Capital Funding, Inc., 6.500%, 11/15/18              350,000     274,750
US West Capital Funding, Inc., 6.875%, 7/15/28               300,000     237,000
                                                                     -----------
                                                                       4,874,438
                                                                     -----------

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $55,549,728)                                        63,708,261
                                                                     -----------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                          FACE AMOUNT     VALUE +
---------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

CONVERTIBLE BONDS - 14.9%

ELECTRONICS - 3.7%
Amkor Technology, Inc., 5.000%, 3/15/07               USD     750,000 $   682,500
Corning, Inc., 3.500%, 11/01/08                               675,000     790,594
Kulicke and Soffa Industries, Inc., 4.750%, 12/15/06          825,000     722,906
LSI Logic Corp., 4.000%, 11/01/06                             330,000     315,563
Nortel Networks Corp., 4.250%, 9/01/08                        425,000     375,062
Richardson Electronics Ltd., 7.250%, 12/15/06                 150,000     138,000
TriQuint Semiconductor, Inc., 4.000%, 3/01/07                 200,000     172,250
                                                                      -----------
                                                                        3,196,875
                                                                      -----------
INFORMATION/DATA TECHNOLOGY - 2.9%
CommScope, Inc., 4.000%, 12/15/06                             650,000     602,062
Infineon Tech, 4.250%, 2/06/07                        EUR     600,000     648,295
Maxtor Corp., 5.750%, 3/01/12                         USD   1,555,000   1,244,000
                                                                      -----------
                                                                        2,494,357
                                                                      -----------
OIL FIELD SERVICES - 0.3%
Parker Drilling Co., 5.500%, 8/01/04                          250,000     247,500
                                                                      -----------
PHARMACEUTICALS - 3.2%
Human Genome Sciences, Inc., 3.750%, 3/15/07                  800,000     689,000
Human Genome Sciences, Inc., 3.750%, 3/15/07 144A             650,000     559,812
IVAX Corp., 4.500%, 5/15/08                                   220,000     215,875
Nektar Therapeutics, 3.500%, 10/17/07                         850,000     703,375
Regeneron Pharmaceuticals, Inc., 5.500%, 10/17/08             151,000     146,659
Vertex Pharmaceuticals, Inc., 5.000%, 9/19/07                 475,000     401,375
                                                                      -----------
                                                                        2,716,096
                                                                      -----------
TEXTILE - 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/12                             24,000      19,470
                                                                      -----------
TRANSPORTATION SERVICES - 0.0%
Builders Transportation, Inc., 8.000%, 8/15/05^**              75,000          94
                                                                      -----------
WIRELESS - 0.6%
Nextel Communications, Inc., 5.250%, 1/15/10                  600,000     559,500
                                                                      -----------
WIRELINES - 4.2%
Colt Telecom Group Plc, 2.000%, 8/06/05               EUR     250,000     153,375
Colt Telecom Group Plc, 2.000%, 3/29/06                       705,000     796,651
Colt Telecom Group Plc, 2.000%, 12/16/06                      900,000     996,032
Colt Telecom Group Plc, 2.000%, 4/03/07                     1,485,000   1,643,453
                                                                      -----------
                                                                        3,589,511
                                                                      -----------

TOTAL CONVERTIBLE BONDS
 (Identified Cost $10,022,487)                                         12,823,403
                                                                      -----------

TOTAL BONDS AND NOTES
 (Identified Cost $65,572,215)                                         76,531,664
                                                                      -----------
                                                               SHARES
---------------------------------------------------------------------------------

COMMON STOCKS - 0.8% OF NET ASSETS

ENERGY EQUIPMENT & SERVICES - 0.1%
Trico Marine Services, Inc.*                                   33,866      71,457
                                                                      -----------
INDEPENDENT/ENERGY - 0.2%
Pogo Producing Co.                                              4,148     187,822
                                                                      -----------

                                                       SHARES    VALUE +
------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

REAL ESTATE - 0.5%
Associated Estates Realty Corp.                        28,100 $  183,212
Developers Diversified Realty Corp.                     7,125    212,824
                                                              ----------
                                                                 396,036
                                                              ----------

TOTAL COMMON STOCKS
 (Identified Cost $1,057,237)                                    655,315
                                                              ----------

PREFERRED STOCKS - 8.4% OF NET ASSETS

NON-CONVERTIBLE PREFERRED STOCKS - 2.3%

DIVERSIFIED FINANCIALS - 0.0%
Siam Commercial Bank Public Co. Ltd., 5.250% 144A  THB 26,100     25,102
                                                              ----------

REAL ESTATE - 0.9%
La Quinta Properties, Inc., Series A, 9.000%       USD 31,500    786,555
                                                              ----------

UTILITIES - ELECTRIC - 1.4%
Central Maine Power Co., 3.500%                         2,780    155,680
Duquesne Light Co., 4.150%                                200      6,400
Entergy Gulf States, Inc., 4.400%                         370     29,970
Ohio Edison Co. 4.400%                                    200     14,400
Pacific Gas & Electric Co., 5.000%^                    10,600    238,500
Pacific Gas & Electric Co., 5.500%^                       400     10,600
Pacific Gas & Electric Co., Series G, 4.800%^             400      8,900
Southern California Edison Co., 4.320%                  1,100     18,414
Southern California Edison Co., 7.230%                  7,000    698,250
                                                              ----------
                                                               1,181,114
                                                              ----------

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $1,218,658)                                  1,992,771
                                                              ----------

CONVERTIBLE PREFERRED STOCKS - 6.1%

AUTO & RELATED - 2.0%
Cummins Capital Trust I, 7.000%                        29,500  1,741,946
                                                              ----------

BUILDING MATERIALS - 0.1%
Owens Corning, 6.500% 144A^                            23,500    105,750
                                                              ----------

ELECTRONICS - 0.6%
Lucent Technologies Capital Trust, 7.750%                 600    497,838
                                                              ----------

OIL & GAS EXPLORATION - 0.5%
Chesapeake Energy Corp., 6.750%                         5,000    378,250
                                                              ----------

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Host Marriott Financial Trust, 6.750%                   6,000    285,750
                                                              ----------

TELECOMMUNICATION SERVICES - DIVERSIFIED - 2.6%
Philippine Long Distance Telephone Co., $3.50 GDS      55,950  2,249,190
                                                              ----------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                         VALUE +
----------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $4,144,093)                        $ 5,258,724
                                                     -----------

TOTAL PREFERRED STOCKS
 (Identified Cost $5,362,751)                          7,251,495
                                                     -----------

TOTAL INVESTMENTS - 98.0%
 (Identified Cost $71,992,203)@                       84,438,474
 Cash and Other Assets, Less Liabilities - 2.0%        1,702,558
                                                     -----------

NET ASSETS - 100%                                    $86,141,032
                                                     -----------

+  See Note 2.

^  Non-income producing security due to default or bankruptcy filing.
** Security valued at fair value as determined in good faith by or under the direction of the board of Trustees.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
*  Non-income producing security
@ At September 30, 2003, the net unrealized appreciation on investments based on cost of $71,790,511 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $14,209,775 and $1,561,812, respectively, resulting in net unrealized appreciation of $12,647,963.
   Key to Abbreviations: CAD: Canadian Dollar; DEM: German Deutschemark: EUR:
   Euro; GDS: Global Depository Shares GBP: British Pound; THB: Thailand Baht;
   USD: United States Dollar; ZAR: South African Rand









                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND


                                                        FACE AMOUNT    VALUE +
------------------------------------------------------------------------------

BONDS AND NOTES - 95.7% OF NET ASSETS

NON-CONVERTIBLE BONDS - 95.7%

AEROSPACE/DEFENSE - 0.7%
Raytheon Co., 6.000%, 12/15/10                             $100,000 $  108,585
Raytheon Co., 6.300%, 3/15/05                               150,000    159,126
                                                                    ----------
                                                                       267,711
                                                                    ----------
ASSET-BACKED SECURITIES - 5.9%
Community Program Loan Trust, Series 1987-A, Class A4,
 4.500%, 10/01/18                                           413,066    419,045
Ford Credit Auto Owner Trust, Class B, 4.790%, 11/15/06     450,000    467,992
Green Tree Financial Corp., 6.080%, 12/01/30                265,956    274,611
Green Tree Financial Corp., 6.160%, 2/01/31                 290,690    298,080
Navistar Financial Corp. Owner Trust, 5.590%, 5/15/08       112,382    115,942
Vanderbilt Mortgage & Finance, Inc., 6.545%, 4/07/18        600,000    628,286
                                                                    ----------
                                                                     2,203,956
                                                                    ----------
AUTOMOTIVE - 5.9%
DaimlerChrysler NA Holding, 4.750%, 1/15/08                 600,000    613,723
Delphi Automotive Systems Corp., 6.125%, 5/01/04            150,000    152,878
Ford Motor Co., 7.450%, 7/16/31                             900,000    830,012
General Motors Acceptance Corp., 6.150%, 4/05/07            550,000    582,433
                                                                    ----------
                                                                     2,179,046
                                                                    ----------
BANKING - 5.2%
Bank of America Corp., 7.200%, 4/15/06                       50,000     55,925
Bank One Corp., 2.625%, 6/30/08                             500,000    484,638
Citigroup, Inc., 3.500%, 2/01/08                            400,000    405,806
Donaldson, Lufkin & Jenrette, Inc., 6.875%, 11/01/05         75,000     82,312
J.P. Morgan Chase & Co., 3.625%, 5/01/08                    500,000    506,007
Wells Fargo & Co., 3.500%, 4/04/08                          400,000    406,040
                                                                    ----------
                                                                     1,940,728
                                                                    ----------
BROKERAGE - 3.0%
Bear Stearns Co., Inc., 3.000%, 3/30/06                     350,000    358,057
Goldman Sachs Group, Inc., 4.125%, 1/15/08                  500,000    517,238
Morgan Stanley Dean Witter & Co., 5.625%, 1/20/04           250,000    253,140
                                                                    ----------
                                                                     1,128,435
                                                                    ----------
CONSTRUCTION MACHINERY - 1.1%
John Deere Capital Corp., 3.900%, 1/15/08                   400,000    411,514
                                                                    ----------
CONSUMER PRODUCTS - 0.7%
Bausch & Lomb, Inc., 6.500%, 8/01/05                        250,000    265,625
                                                                    ----------
ELECTRIC - 7.0%
CenterPoint Energy, Inc., 5.875%, 6/01/08 144A               60,000     60,370
Dominion Resources, Inc., 4.125%, 2/15/08                   540,000    555,258
Duke Energy Corp., 6.250%, 1/15/12                          385,000    418,911
Empresa Nacional de Electricidad SA (Endesa),
 8.350%, 8/01/13 144A                                       600,000    637,488
Exelon Generation Co. LLC, 6.950%, 6/15/11                  100,000    113,351
Pennsylvania Electric Co., 5.750%, 4/01/04                  200,000    204,188
Progress Energy, Inc., 5.850%, 10/30/08                     350,000    379,747
Progress Energy, Inc., 6.750%, 3/01/06                      200,000    219,472
                                                                    ----------
                                                                     2,588,785
                                                                    ----------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                        FACE AMOUNT    VALUE +
------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

ELECTRONICS - 2.9%
Motorola, Inc., 5.800%, 10/15/08                         $  200,000 $  212,250
Motorola, Inc., 8.000%, 11/01/11                            550,000    635,250
Sun Microsystems, Inc., 7.350%, 8/15/04                     200,000    208,627
                                                                    ----------
                                                                     1,056,127
                                                                    ----------
ENTERTAINMENT - 1.9%
AOL Time Warner, Inc., 6.125%, 4/15/06                      150,000    162,627
AOL Time Warner, Inc., 6.150%, 5/01/07                      500,000    549,439
                                                                    ----------
                                                                       712,066
                                                                    ----------
ENVIRONMENTAL - 1.4%
Waste Management, Inc., 6.875%, 5/15/09                     450,000    509,925
                                                                    ----------
FOOD & BEVERAGE - 2.1%
Kraft Food, Inc., 5.250%, 6/01/07                           725,000    777,238
                                                                    ----------
FOREST & PAPER PRODUCTS - 0.3%
Temple-Inland, Inc., 6.750%, 3/01/09                        100,000    109,205
                                                                    ----------
GOVERNMENT AGENCIES - 6.0%
Federal Home Loan Mortgage Corp., 2.875%, 9/15/05           800,000    819,132
Federal Home Loan Mortgage Corp., 4.875%, 3/15/07         1,000,000  1,079,081
Federal National Mortgage Association, 6.000%, 12/15/05     300,000    327,785
                                                                    ----------
                                                                     2,225,998
                                                                    ----------
HEALTHCARE - 1.2%
Anthem, Inc., 6.800%, 8/01/12                               400,000    460,445
                                                                    ----------
INDEPENDENT/ENERGY - 2.1%
Devon Financing Corp., 6.875%, 9/30/11                      500,000    573,910
Pioneer Natural Resources Co., 6.500%, 1/15/08              200,000    216,500
                                                                    ----------
                                                                       790,410
                                                                    ----------
INDUSTRIAL OTHER - 0.7%
IDEX Corp., 6.875%, 2/15/08                                 250,000    263,458
                                                                    ----------
INTEGRATED/ENERGY - 1.6%
Conoco Funding Co., 5.450%, 10/15/06                        250,000    272,106
PDVSDA Finance Ltd., 6.800%, 11/15/08                        60,000     53,700
Phillips Petroleum Co., 6.375%, 3/30/09                     250,000    284,231
                                                                    ----------
                                                                       610,037
                                                                    ----------
LIFE INSURANCE - 0.9%
Provident Cos., Inc., 6.375%, 7/15/05                       300,000    315,000
                                                                    ----------
MEDIA CABLE - 3.1%
Comcast Cable Communications, 6.200%, 11/15/08              700,000    773,582
Cox Communications, Inc., 3.875%, 10/01/08                  100,000    101,011
Cox Communications, Inc., 6.400%, 8/01/08                   250,000    278,758
                                                                    ----------
                                                                     1,153,351
                                                                    ----------
MEDIA NONCABLE - 2.6%
Clear Channel Communications, Inc., 4.625%, 1/15/08         125,000    131,055
Clear Channel Communications, Inc., 5.750%, 1/15/13         250,000    265,294
News America, Inc., 6.625%, 1/09/08                         500,000    560,919
                                                                    ----------
                                                                       957,268
                                                                    ----------
MORTGAGE RELATED - 4.3%
Federal Home Loan Mortgage Corp., 5.500%, 3/01/13            57,262     59,522

                                                       FACE AMOUNT    VALUE +
-----------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

MORTGAGE RELATED - CONTINUED
Federal Home Loan Mortgage Corp., 6.000%, 11/01/12      $  109,527 $  114,307
Federal National Mortgage Association, 5.500%, 1/01/17     192,788    199,610
Federal National Mortgage Association, 5.500%, 1/01/17     232,778    240,988
Federal National Mortgage Association, 5.500%, 2/01/17     108,218    112,048
Federal National Mortgage Association, 5.500%, 9/01/17     583,640    604,224
Nomura Asset Securities Corp., 6.280%, 3/15/30             251,258    270,801
                                                                   ----------
                                                                    1,601,500
                                                                   ----------
NATURAL GAS- 0.5%
Kinder Morgan, Inc., 6.650%, 3/01/05                       165,000    176,011
                                                                   ----------
NON CAPTIVE CONSUMER - 5.6%
American General Finance Corp., 2.750%, 6/15/08            350,000    339,040
American General Finance Corp., 2.875%, 5/15/08 144A       175,000    172,178
Capital One Bank, 4.875%, 5/15/08                          300,000    310,747
Capital One Bank, 6.875%, 2/01/06                          225,000    244,746
Countrywide Home Loans, Inc., 3.250%, 5/21/08              200,000    196,852
Household Finance Corp., 6.375%, 10/15/11                  250,000    277,961
MBNA Corp., 4.625%, 9/15/08                                500,000    525,839
                                                                   ----------
                                                                    2,067,363
                                                                   ----------
OIL & GAS REFINING - 1.4%
Valero Energy Corp., 4.750%, 6/15/13                       550,000    526,734
                                                                   ----------
OIL FIELD SERVICES - 2.0%
Halliburton Co., 5.625%, 12/01/08                          150,000    155,089
Halliburton Co., 6.000%, 8/01/06                           550,000    569,250
                                                                   ----------
                                                                      724,339
                                                                   ----------
PAPER - 3.9%
Boise Cascade Corp., 7.500%, 2/01/08                       500,000    541,590
International Paper Co., 5.850%, 10/30/12                  350,000    372,526
MacMillan Bloedel Ltd., 6.750%, 2/15/06                    150,000    164,124
Weyerhaeuser Co., 6.000%, 8/01/06                          350,000    379,953
                                                                   ----------
                                                                    1,458,193
                                                                   ----------
RAILROADS - 1.7%
CSX Corp., 6.750%, 3/15/11                                 100,000    114,450
Union Pacific Corp., 3.875%, 2/15/09                       500,000    502,657
                                                                   ----------
                                                                      617,107
                                                                   ----------
REAL ESTATE INVESTMENT TRUSTS - 2.9%
American Health Properties, Inc., 7.500%, 1/15/07          275,000    308,918
EOP Operating LP, 7.000%, 7/15/11                          450,000    512,473
Excel Realty Trust, Inc., 6.875%, 10/15/04                 250,000    261,886
                                                                   ----------
                                                                    1,083,277
                                                                   ----------
RETAILERS - 1.0%
J.C. Penney Co., Inc., 7.600%, 4/01/07                     350,000    378,000
                                                                   ----------
SOVEREIGNS - 4.4%
Pemex Project Funding Master Trust, 6.125%, 8/15/08        400,000    424,000
Republic of South Africa, 8.375%, 10/17/06                 600,000    687,000
United Mexican States, 4.625%, 10/08/08                    500,000    510,000
                                                                   ----------
                                                                    1,621,000
                                                                   ----------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                                          FACE AMOUNT     VALUE +
-------------------------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

TRANSPORTATION SERVICES - 1.2%
ERAC USA Finance Co., 6.800%, 2/15/08 144A                                 $  200,000 $   224,710
ERAC USA Finance Co., 7.350%, 6/15/08 144A                                    200,000     231,484
                                                                                      -----------
                                                                                          456,194
                                                                                      -----------
UTILITIES - ELECTRIC - 1.5%
NiSource Finance Corp., 7.875%, 11/15/10                                      450,000     536,487
                                                                                      -----------
WIRELESS - 2.4%
AT&T Wireless Services, Inc., 7.500%, 5/01/07                                 550,000     625,938
INTELSAT, 7.625%, 4/15/12                                                     250,000     275,238
                                                                                      -----------
                                                                                          901,176
                                                                                      -----------
WIRELINES - 6.6%
AT&T Corp., 7.000%, 11/15/06                                                  650,000     732,406
Qwest Corp., 5.625%, 11/15/08                                                 150,000     146,250
Sprint Capital Corp., 6.375%, 5/01/09                                         850,000     924,099
Telus Corp., 8.000%, 6/01/11                                                  550,000     642,074
                                                                                      -----------
                                                                                        2,444,829
                                                                                      -----------

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $33,638,601)                                                         35,518,538
                                                                                      -----------

TOTAL BONDS AND NOTES
 (Identified Cost $33,638,601)                                                         35,518,538
                                                                                      -----------

SHORT-TERM INVESTMENT - 3.0% OF NET ASSETS
Repurchase Agreement with State Street Corp., dated 9/30/03 at 0.350%
to be repurchased at $1,107,011 on 10/01/03 collateralized by $1,135,000
U.S. Treasury Bill, 1.045% due 3/25/04 with a value of $1,129,325           1,107,000   1,107,000
                                                                                      -----------

TOTAL SHORT-TERM INVESTMENT
 (Identified Cost $1,107,000)                                                           1,107,000
                                                                                      -----------

TOTAL INVESTMENTS - 98.7%
 (Identified Cost $34,745,601)@                                                        36,625,538
 Cash and Other Assets, Less Liabilities--1.3%                                            477,025
                                                                                      -----------

NET ASSETS - 100%                                                                     $37,102,563
                                                                                      -----------

+  See Note 2.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@ At September 30, 2003, the net unrealized appreciation on investments based on cost of $34,823,429 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,875,424 and $73,315, respectively, resulting in net unrealized appreciation of $1,802,109.


                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND



                                                        FACE AMOUNT    VALUE +
------------------------------------------------------------------------------

BONDS AND NOTES - 93.1% OF NET ASSETS

NON-CONVERTIBLE BONDS - 92.5%

AEROSPACE/DEFENSE - 1.9%
Raytheon Co., 6.400%, 12/15/18                      USD   2,500,000 $2,711,772
                                                                    ----------
AIRLINES - 0.6%
US Airways, 6.850%, 1/30/18                                 877,946    822,187
                                                                    ----------
ASSET-BACKED SECURITIES - 1.1%
Community Program Loan Trust, Series 1987-A,
 Class A5, 4.500%, 4/01/29                                1,750,000  1,527,308
                                                                    ----------
AUTOMOTIVE - 5.1%
Delphi Automotive Systems Corp., 7.125%, 5/01/29          2,500,000  2,438,145
Ford Motor Co., 6.375%, 2/01/29                           3,350,000  2,728,535
Ford Motor Credit Co., 7.250%, 2/22/05              GBP     250,000    423,778
Ford Motor Credit Co., 7.375%, 10/28/09             USD     150,000    159,886
General Motors Acceptance Corp., 7.500%, 12/01/06   NZD   1,500,000    894,507
General Motors Corp., 6.750%, 5/01/28               USD     700,000    613,898
                                                                    ----------
                                                                     7,258,749
                                                                    ----------
BANKING - 0.4%
Keycorp Capital II, 6.875%, 3/17/29                         500,000    537,069
                                                                    ----------
CONSUMER PRODUCTS - 0.9%
Bausch & Lomb, Inc., 7.125%, 8/01/28                      1,250,000  1,237,500
                                                                    ----------
ELECTRIC - 5.4%
Commonwealth Edison Co., 4.750%, 12/01/11                    91,000     92,523
Empresa Nacional de Electricidad SA (Endesa),
 7.875%, 2/01/27                                          1,000,000    869,183
Enersis SA, 7.400%, 12/01/16                              3,300,000  3,101,604
Progressive Corp., 6.625%, 3/01/29                           35,000     38,912
Tenaga Nasional Berhad, 7.500%, 11/01/25 144A             3,390,000  3,622,578
                                                                    ----------
                                                                     7,724,800
                                                                    ----------
ELECTRONICS - 0.9%
Motorola, Inc., 6.500%, 11/15/28                            500,000    481,875
Motorola, Inc., 7.625%, 11/15/10                            250,000    285,000
Samsung Electronics Co. Ltd., 7.700%, 10/01/27 144A         500,000    548,045
                                                                    ----------
                                                                     1,314,920
                                                                    ----------
ENERGY INDEPENDENT - 0.0%
Union Oil Co., 7.500%, 2/15/29                               45,000     52,185
                                                                    ----------
ENTERTAINMENT - 3.3%
Time Warner Entertainment Co., 6.875%, 6/15/18              410,000    454,875
Time Warner Entertainment Co., 6.950%, 1/15/28            2,250,000  2,376,207
Time Warner, Inc., 6.625%, 5/15/29                        1,850,000  1,881,511
                                                                    ----------
                                                                     4,712,593
                                                                    ----------
FOREIGN LOCAL GOVERNMENTS - 14.1%
Milit-Air, Inc., 5.750%, 6/30/19                    CAD   1,623,110  1,283,565
New Brunswick FM Project, 6.470%, 11/30/27                  500,000    410,245
Province of Alberta, 5.000%, 12/16/08                     2,000,000  1,551,926
Province of Alberta, 5.930%, 9/16/16                        586,626    469,583
Province of British Columbia, Zero Coupon Bond,
 8/23/13                                                  5,000,000  2,215,716

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                            FACE AMOUNT     VALUE +
-----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

FOREIGN LOCAL GOVERNMENTS - CONTINUED
Province of British Columbia, Zero Coupon Bond,
 6/09/14                                                CAD   1,000,000 $   425,702
Province of British Columbia, 5.700%, 6/18/29                   325,000     245,759
Province of British Columbia, 6.250%, 12/01/09                  290,000     237,436
Province of Manitoba, 5.750%, 6/02/08                         3,750,000   2,993,365
Province of Manitoba, 6.500%, 9/22/17                         1,825,000   1,539,466
Province of Newfoundland, 6.150%, 4/17/28                       500,000     394,104
Province of Ontario, 5.900%, 3/08/06                          3,530,000   2,777,146
Province of Saskatchewan, Zero Coupon Bond, 4/10/14           2,500,000   1,074,083
Province of Saskatchewan, 6.000%, 6/01/06                     5,215,000   4,124,400
Province of Saskatchewan (Certificate of Deposit), Zero
 Coupon Bond, 5/30/25                                         1,250,000     264,195
                                                                        -----------
                                                                         20,006,691
                                                                        -----------
GOVERNMENT AGENCIES - 8.9%
Federal Home Loan Mortgage Corp., 4.625%, 2/15/07       EUR   4,100,000   5,020,263
Federal National Mortgage Association, Zero Coupon
 Bond, 10/29/07                                         NZD   6,850,000   3,215,029
Federal National Mortgage Association,
 5.500%, 3/15/11                                        USD   2,100,000   2,305,917
Federal National Mortgage Association,
 6.375%, 8/15/07                                        AUD   3,000,000   2,140,432
                                                                        -----------
                                                                         12,681,641
                                                                        -----------
HEALTHCARE - 2.1%
Columbia/HCA Healthcare Corp., 7.050%, 12/01/27         USD     100,000      96,947
Columbia/HCA Healthcare Corp., 7.750%, 7/15/36                  250,000     260,755
HCA, Inc., 6.250%, 2/15/13                                      150,000     152,108
HCA, Inc., 6.300%, 10/01/12                                   2,450,000   2,497,099
                                                                        -----------
                                                                          3,006,909
                                                                        -----------
HOME CONSTRUCTION - 2.2%
Pulte Corp., 7.000%, 12/15/03                                   188,000     189,162
Pulte Corp., 7.300%, 10/24/05                                   200,000     211,212
Pulte Corp., 7.625%, 10/15/17                                 1,000,000   1,159,054
Pulte Homes, Inc., 6.375%, 5/15/33                            1,000,000     959,536
Pulte Homes, Inc., 7.875%, 6/15/32                              500,000     568,176
                                                                        -----------
                                                                          3,087,140
                                                                        -----------
INFORMATION/DATA TECHNOLOGY - 0.4%
Dell Corp., 7.100%, 4/15/28                                     450,000     530,006
                                                                        -----------
INTEGRATED/ENERGY - 2.8%
Cerro Negro Finance Ltd., 7.900%, 12/01/20 144A                 500,000     390,000
PDVSA Finance Ltd., 7.400%, 8/15/16                           2,000,000   1,550,000
PDVSA Finance Ltd., 7.500%, 11/15/28                          2,000,000   1,500,000
Petrozuata Finance, Inc., 8.220%, 4/01/17 144A                  700,000     598,500
                                                                        -----------
                                                                          4,038,500
                                                                        -----------
LIFE INSURANCE - 0.9%
UnumProvident Corp., 6.750%, 12/15/28                         1,300,000   1,287,000
                                                                        -----------
MEDIA NONCABLE - 0.2%
Clear Channel Communications, Inc., 5.750%, 1/15/13             250,000     265,294
                                                                        -----------

                                                        FACE AMOUNT    VALUE +
------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

METALS & MINING - 0.1%
Teck Cominco Ltd., 7.000%, 9/15/12                  USD     100,000 $  105,147
                                                                    ----------
OIL FIELD SERVICES - 0.4%
Global Marine, Inc., 7.000%, 6/01/28                        250,000    282,292
Pecom Energia SA, 8.125%, 7/15/10 144A                      332,000    312,910
                                                                    ----------
                                                                       595,202
                                                                    ----------
PAPER - 2.7%
Georgia-Pacific Corp. (Timber Group),
 7.250%, 6/01/28                                          1,500,000  1,305,000
Georgia-Pacific Group, 7.750%, 11/15/29                   1,775,000  1,608,594
MacMillan Bloedel Ltd., 7.700%, 2/15/26                     305,000    345,065
Weyerhaeuser Co., 6.950%, 10/01/27                          500,000    530,939
                                                                    ----------
                                                                     3,789,598
                                                                    ----------
PIPELINES - 3.4%
Coastal Corp., 6.950%, 6/01/28                              350,000    238,875
El Paso Corp., 5.750%, 3/14/06                      EUR     100,000    101,351
El Paso Corp., 7.000%, 5/15/11                      USD   1,125,000    928,125
El Paso Energy Corp., 6.750%, 5/15/09                       250,000    208,750
KN Capital Trust, 7.630%, 4/15/28                         2,000,000  2,212,852
KN Energy, Inc., 7.250%, 3/01/28                          1,000,000  1,121,809
                                                                    ----------
                                                                     4,811,762
                                                                    ----------
PROPERTY & CASUALTY INSURANCE - 0.5%
Aon Corp., 7.375%, 12/14/12                                 575,000    666,419
                                                                    ----------
RAILROADS - 0.6%
Canadian Pacific Railway Ltd., 4.900%, 6/15/10 144A CAD   1,000,000    738,357
Missouri Pacific Railroad Co., 5.000%, 1/01/45      USD     175,000    119,438
                                                                    ----------
                                                                       857,795
                                                                    ----------
REAL ESTATE INVESTMENT TRUSTS - 2.0%
EOP Operating LP, 6.750%, 2/15/12                           250,000    280,382
First Industrial LP, 7.600%, 7/15/28                      1,250,000  1,335,035
Highwoods Realty LP, 7.500%, 4/15/18                      1,000,000  1,032,312
Spieker Properties, Inc., 7.500%, 10/01/27                  234,000    252,368
                                                                    ----------
                                                                     2,900,097
                                                                    ----------
REFINING - 0.4%
Merey Sweeny LP, 8.850%, 12/18/19 144A                      500,000    558,535
                                                                    ----------
RETAILERS - 0.8%
Sears Roebuck Acceptance Corp., 6.500%, 12/01/28            500,000    515,050
Sears Roebuck Acceptance Corp., 6.700%, 4/15/12             335,000    379,965
Sears Roebuck Acceptance Corp., 6.750%, 8/15/11             130,000    147,664
Sears Roebuck Acceptance Corp., 6.750%, 1/15/28             100,000    105,161
                                                                    ----------
                                                                     1,147,840
                                                                    ----------
SOVEREIGNS - 16.2%
Canadian Government, 3.500%, 6/01/04                CAD   3,625,000  2,699,543
Canadian Government, 4.500%, 9/01/07                      2,220,000  1,700,962
Canadian Government, 6.000%, 9/01/05                      6,870,000  5,378,419
Government of Sweden, 5.250%, 3/15/11               SEK  12,225,000  1,677,063
Kingdom of Norway, 5.500%, 5/15/09                  NOK   5,000,000    749,400
Kingdom of Norway, 6.750%, 1/15/07                       25,250,000  3,907,252
Pemex Project Funding Master Trust, 8.625%, 2/01/22 USD     500,000    557,500

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                          FACE AMOUNT      VALUE +
----------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

SOVEREIGNS - CONTINUED
Republic of Brazil C Bond, 8.000%, 4/15/14            USD     615,703 $    565,708
Republic of South Africa, 8.500%, 6/23/17                   1,125,000    1,350,000
Republic of South Africa, 10.000%, 2/28/08            ZAR   3,500,000      526,772
Republic of South Africa, 12.500%, 12/21/06                 5,840,000      917,420
Republic of South Africa, 13.000%, 8/31/10                  2,475,000      422,811
Republic of South Africa, 13.500%, 9/15/15                  1,920,000      357,524
South Australia Government Finance Authority, Zero
 Coupon Bond, 12/21/15                                AUD     900,000      315,861
United Mexican States, 7.500%, 1/14/12                USD     905,000    1,023,555
United Mexican States, 8.300%, 8/15/31                        750,000      851,625
                                                                      ------------
                                                                        23,001,415
                                                                      ------------
SUPRANATIONAL - 5.9%
Eurofima, 6.500%, 8/22/11                             AUD   3,225,000    2,312,680
International Bank for Reconstruction & Development,
 Zero Coupon Bond, 8/20/07                            NZD   9,650,000    4,574,638
International Bank for Reconstruction & Development,
 5.500%, 11/03/08                                           1,000,000      582,309
International Bank for Reconstruction & Development,
 8.000%, 5/23/07                                            1,505,000      952,913
                                                                      ------------
                                                                         8,422,540
                                                                      ------------
TAXABLE MUNICIPAL - 0.8%
Orange County, California Pension Obligation, Zero
 Coupon Bond, 9/01/16                                 USD   2,500,000    1,225,675
                                                                      ------------
TEXTILE - 0.7%
Kellwood Co., 7.625%, 10/15/17                              1,000,000    1,015,000
                                                                      ------------
TRANSPORTATION SERVICES - 1.1%
American President Cos. Ltd., 8.000%, 1/15/24                 100,000       70,000
Atlas Air Worldwide Holdings, Inc., 7.200%, 1/02/19^          216,508      202,633
Atlas Air, Inc., Series B, 7.680%, 1/02/14^                 3,429,237    1,354,548
                                                                      ------------
                                                                         1,627,181
                                                                      ------------
TREASURIES - 0.3%
U.S. Treasury Bonds, 5.250%, 11/15/28                         400,000      414,406
                                                                      ------------
WIRELESS - 0.4%
INTELSAT, 7.625%, 4/15/12                                     500,000      550,476
                                                                      ------------
WIRELINES - 5.0%
AT&T Corp., 6.500%, 11/21/06                          EUR     250,000      313,808
Sprint Capital Corp., 6.875%, 11/15/28                USD   3,750,000    3,656,929
Sprint Capital Corp., 6.900%, 5/01/19                         250,000      256,305
Telekom Malaysia Berhad, 7.875%, 8/01/25 144A               2,235,000    2,494,949
US West Capital Funding, Inc., 6.500%, 11/15/18               500,000      392,500
                                                                      ------------
                                                                         7,114,491
                                                                      ------------

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $119,450,498)                                        131,605,843
                                                                      ------------

CONVERTIBLE BONDS - 0.6%

ELECTRONICS - 0.0%
Richardson Electronics Ltd., 7.250%, 12/15/06                  50,000       46,000
                                                                      ------------

                                                       FACE AMOUNT      VALUE +
-------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

INDEPENDENT/ENERGY - 0.5%
Devon Energy Corp., 4.900%, 8/15/08                USD     200,000 $    203,500
Devon Energy Corp., 4.950%, 8/15/08                        500,000      508,750
                                                                   ------------
                                                                        712,250
                                                                   ------------
INFORMATION/DATA TECHNOLOGY - 0.1%
Maxtor Corp., 5.750%, 3/01/12                               70,000       56,000
                                                                   ------------
TRANSPORTATION SERVICES - 0.0%
Builders Transportation, Inc., 6.500%, 5/01/11^**          129,000          161
                                                                   ------------

TOTAL CONVERTIBLE BONDS
 (Identified Cost $860,066)                                             814,411
                                                                   ------------

TOTAL BONDS AND NOTES
 (Identified Cost $120,310,564)                                     132,420,254
                                                                   ------------

                                                            SHARES
-------------------------------------------------------------------------------

COMMON STOCKS - 0.1% OF NET ASSETS

ENERGY EQUIPMENT & SERVICES - 0.1%
Diamond Offshore Drilling, Inc.                              8,641      165,043
                                                                   ------------

TOTAL COMMON STOCKS
 (Identified Cost $316,493)                                             165,043
                                                                   ------------

PREFERRED STOCKS - 4.7% OF NET ASSETS

NON-CONVERTIBLE PREFERRED STOCKS - 0.9%

ENERGY INDEPENDENT - 0.2%
Union Electric Co., $4.50                                    4,410      369,558
                                                                   ------------
UTILITIES - ELECTRIC - 0.7%
Central Illinois Light Co., 4.500%                             100        8,300
Connecticut Light & Power Co., $2.20                           263        8,679
Dayton Power & Light Co., 3.750%                               701       39,957
Del Marva Power & Light Co., 4.000%                            350       22,400
Duquesne Light Co., 4.000%                                     300        9,600
MDU Resources Group, Inc., 5.100%                              720       72,968
Northern Indiana Public Service Co., 4.250%                  2,410      168,097
Pacific Gas & Electric Co., 5.500%^                            100        2,650
Pacific Gas & Electric Co., Series D, 5.000%^               25,100      583,575
PSI Energy, Inc., 4.320%                                       200        4,200
Public Service Electric & Gas Co., 4.080%                      400       28,400
San Diego Gas & Electric Co., 4.500%                           100        1,630
Southern California Edison Co., 4.320%                       1,292       21,628
                                                                   ------------
                                                                        972,084
                                                                   ------------

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $957,308)                                           1,341,642
                                                                   ------------

CONVERTIBLE PREFERRED STOCKS - 3.8%

BUILDING MATERIALS - 0.0%
Owens Corning, 6.500% 144A^                                  2,500       11,250
                                                                   ------------

PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2003

                                                  SHARES      VALUE +
---------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS - CONTINUED

FINANCIAL SERVICES - 0.6%
Newell Financial Trust I, 5.250%                  19,500 $    819,000
                                                         ------------
FOREST & PAPER PRODUCTS - 2.4%
International Paper Capital Trust, 5.250%         70,000    3,412,500
                                                         ------------
REAL ESTATE INVESTMENT TRUSTS - 0.8%
Equity Residential Properties Trust, 7.250%       44,350    1,156,648
                                                         ------------

TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $5,330,978)                               5,399,398
                                                         ------------

TOTAL PREFERRED STOCKS
 (Identified Cost $6,288,286)                               6,741,040
                                                         ------------

TOTAL INVESTMENTS - 97.9%
 (Identified Cost $126,915,343) @                         139,326,337
 Cash and Other Assets, Less Liabilities--2.1%              2,944,689
                                                         ------------

NET ASSETS - 100%                                        $142,271,026
                                                         ------------

+  See Note 2.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
** Security valued at fair value as determined in good faith by or under the direction of the board of Trustees.
^  Non-income producing security due to default or bankruptcy filing.
@ At September 30, 2003, the net unrealized appreciation on investments based on cost of $127,148,212 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $16,009,281 and $3,831,155, respectively, resulting in net unrealized appreciation of $12,178,126.
Key to Abbreviations: AUD: Australia Dollar; CAD: Canadian Dollar; EUR: Euro;
GBP: Great British Pound; NZD: New Zealand Dollar; NOK: Norwegian Krone, SEK:
Swedish Krona; USD: United States Dollar; ZAR: South Africa Rand





                See accompanying notes to financial statements.

                      THIS PAGE INTENTIONALLY LEFT BLANK

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2003


                                                            CORE PLUS FIXED
                                                              INCOME FUND
    ------------------------------------------------------------------------
    ASSETS
    Investments at value                                        $ 2,977,695
    Cash                                                             75,473
    Foreign currency at value                                            --
    Receivable for:
     Fund shares sold                                                    --
     Securities sold                                                103,480
     Dividends and interest                                          37,606
    Due from the adviser                                              9,648
                                                                -----------
                                                                  3,203,902
                                                                -----------

    LIABILITIES
    Payable for:
     Securities purchased                                           103,610
     Fund shares redeemed                                             7,500
     Foreign taxes                                                       --
    Accrued expenses:
     Management fees                                                    882
     Trustees' fees                                                   4,011
     Deferred trustees' fees                                          1,142
     Accounting and administrative fees                                  88
     Transfer agent fees                                              1,447
     Other                                                           24,318
                                                                -----------
                                                                    142,998
                                                                -----------
    NET ASSETS                                                  $ 3,060,904
                                                                -----------
    Net Assets consist of:
    Capital paid in                                             $ 5,177,101
    Undistributed net investment income                             160,033
    Accumulated net realized gain (loss)                         (2,379,035)
    Unrealized appreciation (depreciation) on Investments           102,732
    Foreign currency translations                                        73
                                                                -----------
    NET ASSETS                                                  $ 3,060,904
                                                                -----------

    INSTITUTIONAL CLASS:
    Net assets                                                  $ 3,060,904
    Shares of beneficial interest outstanding, no par value         321,244
    Net asset value and redemption price                        $      9.53
    Identified cost of investments                              $ 2,874,963
    Cost of foreign currency                                    $        --




                See accompanying notes to financial statements.

       FIXED     INSTITUTIONAL HIGH  INTERMEDIATE DURATION  INVESTMENT GRADE
    INCOME FUND     INCOME FUND        FIXED INCOME FUND    FIXED INCOME FUND
   --------------------------------------------------------------------------
   $409,152,253        $ 84,438,474           $ 36,625,538       $139,326,337
          1,961             395,600                 62,164            631,988
             --                  --                     --                  2
        135,073                  --                     --                 --
        654,435                  --                     --                 --
      6,578,257           1,608,519                504,026          2,465,265
             --              17,577                 16,012                 --
   --------------------------------------------------------------------------
    416,521,979          86,460,170             37,207,740        142,423,592
   --------------------------------------------------------------------------

      2,650,288             220,883                 60,947                 --
      1,025,364                  --                     --             45,000
          7,373               9,916                     --                 --
        196,893              40,966                  8,940             48,551
          4,011               4,011                  4,011              4,011
          1,142               1,142                  1,142              1,142
         11,606               2,390                  1,043              3,979
          3,712               1,468                  1,392              1,560
        100,330              38,362                 27,702             48,323
   --------------------------------------------------------------------------
      4,000,719             319,138                105,177            152,566
   --------------------------------------------------------------------------
   $412,521,260        $ 86,141,032           $ 37,102,563       $142,271,026
   --------------------------------------------------------------------------
   $383,314,857        $ 86,402,041           $ 35,691,616       $123,580,655
     21,823,582           5,760,057                127,749          2,002,745
    (30,817,097)        (18,471,174)              (596,739)         4,254,727
     38,148,146          12,446,271              1,879,937         12,410,994
         51,772               3,837                     --             21,905
   --------------------------------------------------------------------------
   $412,521,260        $ 86,141,032           $ 37,102,563       $142,271,026
   --------------------------------------------------------------------------

   $412,521,260        $ 86,141,032           $ 37,102,563       $142,271,026
     31,155,715          12,457,710              3,673,937         10,632,752
   $      13.24        $       6.91           $      10.10       $      13.38
   $371,004,107        $ 71,992,203           $ 34,745,601       $126,915,343
   $         --        $         --           $         --       $          2



                See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2003


                                                                                    CORE PLUS FIXED
                                                                                      INCOME FUND
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends*                                                                               $       --
Interest                                                                                    784,321
                                                                                         ----------
Total Income                                                                                784,321
                                                                                         ----------

EXPENSES
Management fees                                                                              49,883
Trustees' fees and expenses                                                                  10,499
Accounting and administrative fees                                                            5,470
Custodian                                                                                    44,880
Transfer agent fees                                                                          16,890
Audit and tax fees                                                                           34,160
Registration fees                                                                            17,679
Printing                                                                                      4,030
Legal fees                                                                                      854
Other expenses                                                                                1,688
                                                                                         ----------
Total expenses                                                                              186,033
Less expenses waived and reimbursed by the investment adviser                              (121,897)
                                                                                         ----------
Net expenses                                                                                 64,136
                                                                                         ----------
Net investment income                                                                       720,185
                                                                                         ----------

NET REALIZED GAIN (LOSS) ON:
Investments                                                                                 490,007
Foreign currency transactions                                                                 1,208
                                                                                         ----------
Total net realized gain (loss)                                                              491,215
                                                                                         ----------

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments                                                                                 (35,804)
Foreign currency translations                                                                   334
                                                                                         ----------
Total net change in unrealized appreciation (depreciation)                                  (35,470)
                                                                                         ----------
Total net realized gain (loss) and change in unrealized appreciation (depreciation)         455,745
                                                                                         ----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                    $1,175,930
                                                                                         ----------

*Net of foreign withholding taxes of $40,986, $41,035 and $1,030 for the Fixed
 Income, Institutional High Income and Investment Grade Fixed Income Funds, respectively.





                See accompanying notes to financial statements.

      FIXED     INSTITUTIONAL HIGH  INTERMEDIATE DURATION  INVESTMENT GRADE
   INCOME FUND     INCOME FUND        FIXED INCOME FUND    FIXED INCOME FUND
  ---------------------------------------------------------------------------
  $    932,777         $   521,370             $       --        $   259,089
    28,398,339           7,143,811              2,123,627          8,949,626
  ---------------------------------------------------------------------------
    29,331,116           7,665,181              2,123,627          9,208,715
  ---------------------------------------------------------------------------

     1,909,635             427,233                113,851            544,476
        10,499              10,499                 10,499             10,499
       133,023              24,878                 13,252             47,378
       249,209              77,251                 54,846            113,578
        43,515              18,526                 17,445             20,810
       121,267              58,329                 43,105             61,159
        18,679              16,965                 16,664             11,389
        52,889               7,491                  5,172             21,239
        20,207               5,099                  5,424              7,799
        10,954               1,761                  1,523              3,875
  ---------------------------------------------------------------------------
     2,569,877             648,032                281,781            842,202
       (87,352)           (113,990)              (111,005)           (93,548)
  ---------------------------------------------------------------------------
     2,482,525             534,042                170,776            748,654
  ---------------------------------------------------------------------------
    26,848,591           7,131,139              1,952,851          8,460,061
  ---------------------------------------------------------------------------

     3,216,286            (536,166)                22,348          5,299,746
       220,162              17,161                     --            127,199
  ---------------------------------------------------------------------------
     3,436,448            (519,005)                22,348          5,426,945
  ---------------------------------------------------------------------------

    73,580,789          20,673,082              1,935,960         14,847,533
        35,566                 669                     --             14,913
  ---------------------------------------------------------------------------
    73,616,355          20,673,751              1,935,960         14,862,446
  ---------------------------------------------------------------------------
    77,052,803          20,154,746              1,958,308         20,289,391
  ---------------------------------------------------------------------------

  $103,901,394         $27,285,885             $3,911,159        $28,749,452
  ---------------------------------------------------------------------------






                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

CORE PLUS FIXED INCOME FUND

                                                                              YEAR ENDED         YEAR ENDED
                                                                          SEPTEMBER 30, 2003 SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                        $    720,185       $ 2,390,717
Net realized gain (loss)                                                          491,215        (2,255,542)
Change in unrealized appreciation (depreciation)                                  (35,470)         (207,779)
                                                                          ------------------ ------------------
Increase (decrease) in net assets from operations                               1,175,930           (72,604)
                                                                          ------------------ ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                          (1,094,908)       (2,988,027)
Net realized gain on investments                                                       --          (307,596)
                                                                          ------------------ ------------------
Total distributions                                                            (1,094,908)       (3,295,623)
                                                                          ------------------ ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions     (29,682,908)       (3,483,112)
                                                                          ------------------ ------------------
Total increase (decrease) in net assets                                       (29,601,886)       (6,851,339)
NET ASSETS
Beginning of the period                                                        32,662,790        39,514,129
                                                                          ------------------ ------------------
End of the period                                                            $  3,060,904       $32,662,790
                                                                          ------------------ ------------------
UNDISTRIBUTED NET INVESTMENT INCOME
End of the period                                                            $    160,033       $   299,910
                                                                          ------------------ ------------------

FIXED INCOME FUND

                                                                              YEAR ENDED         YEAR ENDED
                                                                          SEPTEMBER 30, 2003 SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                        $ 26,848,591       $ 30,975,116
Net realized gain (loss)                                                        3,436,448        (24,102,176)
Change in unrealized appreciation (depreciation)                               73,616,355         18,809,947
                                                                          ------------------ ------------------
Increase (decrease) in net assets from operations                             103,901,394         25,682,887
                                                                          ------------------ ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                         (29,163,220)       (35,540,100)
                                                                          ------------------ ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions     (34,358,387)       (38,092,395)
                                                                          ------------------ ------------------
Total increase (decrease) in net assets                                        40,379,787        (47,949,608)
NET ASSETS
Beginning of the period                                                       372,141,473        420,091,081
                                                                          ------------------ ------------------
End of the period                                                            $412,521,260       $372,141,473
                                                                          ------------------ ------------------
UNDISTRIBUTED NET INVESTMENT INCOME
End of the period                                                            $ 21,823,582       $ 21,726,247
                                                                          ------------------ ------------------

                See accompanying notes to financial statements.

INSTITUTIONAL HIGH INCOME FUND

                                                                              YEAR ENDED         YEAR ENDED
                                                                          SEPTEMBER 30, 2003 SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                        $ 7,131,139        $ 3,811,122
Net realized gain (loss)                                                        (519,005)        (9,947,180)
Change in unrealized appreciation (depreciation)                              20,673,751          3,615,699
                                                                          ------------------ ------------------
Increase (decrease) in net assets from operations                             27,285,885         (2,520,359)
                                                                          ------------------ ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                         (2,101,149)        (7,295,149)
                                                                          ------------------ ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions      3,901,310         34,898,589
Redemption fees                                                                       19                 --
                                                                          ------------------ ------------------
Total increase (decrease) in net assets                                       29,086,065         25,083,081
NET ASSETS
Beginning of the period                                                       57,054,967         31,971,886
                                                                          ------------------ ------------------
End of the period                                                            $86,141,032        $57,054,967
                                                                          ------------------ ------------------
UNDISTRIBUTED NET INVESTMENT INCOME
End of the period                                                            $ 5,760,057        $   236,689
                                                                          ------------------ ------------------

INTERMEDIATE DURATION FIXED INCOME FUND

                                                                              YEAR ENDED         YEAR ENDED
                                                                          SEPTEMBER 30, 2003 SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                        $ 1,952,851        $ 1,560,821
Net realized gain (loss)                                                          22,348           (447,953)
Change in unrealized appreciation (depreciation)                               1,935,960           (793,777)
                                                                          ------------------ ------------------
Increase (decrease) in net assets from operations                              3,911,159            319,091
                                                                          ------------------ ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                         (2,022,513)        (1,565,899)
Net realized gain on investments                                                      --            (20,901)
                                                                          ------------------ ------------------
Total distributions                                                           (2,022,513)        (1,586,800)
                                                                          ------------------ ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions     (5,520,543)        18,434,323
                                                                          ------------------ ------------------
Total increase (decrease) in net assets                                       (3,631,897)        17,166,614
NET ASSETS
Beginning of the period                                                       40,734,460         23,567,846
                                                                          ------------------ ------------------
End of the period                                                            $37,102,563        $40,734,460
                                                                          ------------------ ------------------
UNDISTRIBUTED NET INVESTMENT INCOME
End of the period                                                            $   127,749        $    75,231
                                                                          ------------------ ------------------

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

INVESTMENT GRADE FIXED INCOME FUND

                                                                              YEAR ENDED         YEAR ENDED
                                                                          SEPTEMBER 30, 2003 SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                        $  8,460,061       $ 10,003,151
Net realized gain (loss)                                                        5,426,945           (100,178)
Change in unrealized appreciation (depreciation)                               14,862,446          4,592,433
                                                                          ------------------ ------------------
Increase (decrease) in net assets from operations                              28,749,452         14,495,406
                                                                          ------------------ ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                          (8,566,563)        (8,536,793)
Net realized gain on investments                                                 (510,543)          (820,356)
                                                                          ------------------ ------------------
Total distributions                                                            (9,077,106)        (9,357,149)
                                                                          ------------------ ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions     (13,442,996)       (17,264,839)
                                                                          ------------------ ------------------
Total increase (decrease) in net assets                                         6,229,350        (12,126,582)
NET ASSETS
Beginning of the period                                                       136,041,676        148,168,258
                                                                          ------------------ ------------------
End of the period                                                            $142,271,026       $136,041,676
                                                                          ------------------ ------------------
UNDISTRIBUTED NET INVESTMENT INCOME
End of the period                                                            $  2,002,745       $  1,468,268
                                                                          ------------------ ------------------

                See accompanying notes to financial statements.

                      THIS PAGE INTENTIONALLY LEFT BLANK

FINANCIAL HIGHLIGHTS

                            INCOME (LOSS) FROM INVESTMENT OPERATIONS:       LESS DISTRIBUTIONS:
                            ------------------------------------------  ----------------------------
                  Net asset               Net realized                    Dividends    Distributions
                   value,      Net       and unrealized   Total from         from        from net
                  beginning investment   gain (loss) on   investment    net investment   realized
                  of period   income      investments     operations        income     capital gains
----------------------------------------------------------------------------------------------------
CORE PLUS FIXED INCOME FUND
9/30/2003          $ 9.43     $0.48(d)       $ 0.33         $ 0.81          $(0.71)       $   --
9/30/2002+          10.30      0.62(d)        (0.64)         (0.02)          (0.77)        (0.08)
9/30/2001*          10.00      0.20(d)         0.10           0.30              --            --

FIXED INCOME FUND
9/30/2003          $10.95     $0.84(d)       $ 2.40         $ 3.24          $(0.95)       $   --
9/30/2002++         11.23      0.87(d)        (0.15)          0.72           (1.00)           --
9/30/2001           11.95      0.96(d)        (0.78)          0.18           (0.90)           --
9/30/2000           12.09      0.99(d)        (0.30)          0.69           (0.83)           --
9/30/1999           12.47      0.97           (0.27)          0.70           (0.82)        (0.26)

INSTITUTIONAL HIGH INCOME FUND
9/30/2003          $ 4.81     $0.59(d)       $ 1.69         $ 2.28          $(0.18)       $   --
9/30/2002+++         6.50      0.68(d)        (0.96)         (0.28)          (1.41)           --
9/30/2001            8.33      0.91(d)        (1.93)         (1.02)          (0.81)           --
9/30/2000            8.40      0.94(d)        (0.11)          0.83           (0.90)           --
9/30/1999            8.41      0.95            0.35           1.30           (1.07)        (0.24)


* From commencement of Fund operations on June 18, 2001 through September 30, 2001. (a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized. (b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher. (c) Annualized for periods less than one year. (d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period. + As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002, the effect of this change to the Fund was a decrease to net investment income by $0.03 per share and an increase to net realized and unrealized gain (loss) on investments by $0.03 per share. The ratio of net investment income to average net assets for the Fund decreased from 6.66% to 6.27% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation. ++ As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002, the effect of this change to the Fund's net investment income and net realized and unrealized gain (loss) was less than $0.01 per share. The ratio of net investment income to average net assets for the Fund remained unchanged. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation. +++ As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities and reclassifying paydown gains and losses to interest income for financial statement purposes only. For the year ended September 30, 2002, the effect of this change to the Fund's net investment income and net realized and unrealized gain (loss) was less than $0.01 per share. The ratio of net investment income to average net assets for the Fund increased from 11.60% to 11.61% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.

                See accompanying notes to financial statements.

                                                     RATIOS TO AVERAGE NET ASSETS:
--------------                                --------------------------------------------
              Net asset           Net assets,
               value,               end of                                     Net        Portfolio
    Total      end of     Total     period         Net          Gross       investment    turnover
distributions  period   Return(a)    (000)    Expenses(b)(c) Expenses(c) income (loss)(c)   rate
---------------------------------------------------------------------------------------------------
  $(0.71)      $ 9.53       8.9%   $  3,061        0.45%        1.31%          5.05%          99%
   (0.85)        9.43      (0.2)     32,663        0.45         0.80           6.27          104
      --        10.30       3.0      39,514        0.45         1.18           6.80           21

   $(0.95)     $13.24      31.5%   $412,521        0.65%        0.67%          7.03%          33%
    (1.00)      10.95       6.7     372,141        0.65         0.70           7.87           21
    (0.90)      11.23       1.6     420,091        0.65         0.68           8.39           24
    (0.83)      11.95       5.9     427,730        0.63         0.63           8.34           19
    (1.08)      12.09       5.8     298,007        0.64         0.64           8.30           22

   $(0.18)     $ 6.91      48.7%   $ 86,141        0.75%        0.91%         10.01%          53%
    (1.41)       4.81      (6.0)     57,055        0.75         1.10          11.61           32
    (0.81)       6.50     (12.6)     31,972        0.75         1.03          12.64           43
    (0.90)       8.33      10.2      39,619        0.75         1.03          11.22           28
    (1.31)       8.40      16.8      25,484        0.75         1.15          12.22           57

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                            INCOME (LOSS) FROM INVESTMENT OPERATIONS:       LESS DISTRIBUTIONS:
                            ------------------------------------------  ----------------------------
               Net asset                  Net realized                    Dividends    Distributions
                value,         Net       and unrealized   Total from         from        from net
               beginning    investment   gain (loss) on   investment    net investment   realized
               of period      income      investments     operations        income     capital gains
----------------------------------------------------------------------------------------------------
INTERMEDIATE DURATION FIXED
INCOME FUND
9/30/2003       $ 9.62        $0.51(c)       $ 0.49         $1.00           $(0.52)       $   --
9/30/2002+       10.13         0.60(c)        (0.50)         0.10            (0.60)        (0.01)
9/30/2001         9.55         0.64(c)         0.57          1.21            (0.63)           --
9/30/2000         9.53         0.62            0.01          0.63            (0.61)           --
9/30/1999         9.87         0.61           (0.26)         0.35            (0.69)           --

INVESTMENT GRADE FIXED INCOME FUND
9/30/2003       $11.56        $0.77(c)       $ 1.87         $2.64           $(0.78)       $(0.04)
9/30/2002++      11.16         0.77(c)         0.35          1.12            (0.66)        (0.06)
9/30/2001        11.00         0.81(c)         0.15          0.96            (0.79)        (0.01)
9/30/2000        11.02         0.82            0.00(d)       0.82            (0.79)        (0.05)
9/30/1999        11.42         0.81           (0.27)         0.54            (0.82)        (0.12)


(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. (b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period. (d) Amount is less then $0.01 per share. + As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement purposes only. For the year ended September 30, 2002, the effect of this change to the Fund was a decrease to net investment income by $0.01 per share and an increase to net realized and unrealized gain (loss) on investment by $0.01 per share. The ratios of net investment income to average net assets for the Fund decreased from 6.23% to 6.13% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation. ++ As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement purposes only. For the year ended September 30, 2002, the effect of this change to the Fund's net investment income and net realized and unrealized gain (loss) was less than $0.01 per share. The ratios of net investment income to average net assets for the Fund decreased from 6.77% to 6.76% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.

                See accompanying notes to financial statements.

                                                RATIOS TO AVERAGE NET ASSETS:
--------------                                -----------------------------------
              Net asset           Net assets,
               value,               end of                              Net      Portfolio
    Total      end of     Total     period        Net      Gross    investment   turnover
distributions  period   Return(a)    (000)    Expenses(b) Expenses income (loss)   rate
------------------------------------------------------------------------------------------

   $(0.52)     $10.10     10.7%    $ 37,103      0.45%      0.74%      5.15%        63%
    (0.61)       9.62      1.0       40,734      0.45       0.83       6.13         24
    (0.63)      10.13     13.0       23,568      0.48       0.89       6.48         19
    (0.61)       9.55      6.9       20,580      0.55       0.99       6.65         20
    (0.69)       9.53      3.6       14,371      0.55       1.18       6.27         35

   $(0.82)     $13.38     23.8%    $142,271      0.55%      0.62%      6.22%        32%
    (0.72)      11.56     10.4      136,042      0.55       0.64       6.76         20
    (0.80)      11.16      9.0      148,168      0.55       0.62       7.25         14
    (0.84)      11.00      7.7      153,412      0.55       0.58       7.45         18
    (0.94)      11.02      4.8      146,757      0.55       0.59       7.15         18

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED SEPTEMBER 30, 2003


1. ORGANIZATION. | Loomis Sayles Funds I (formerly Loomis Sayles Investment Trust) (the "Trust") is organized as a Massachusetts business trust and was organized as such on December 23, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and collectively, the "Funds"). Certain Funds in the Trust were first registered under the Securities Act of 1933 (the "1933 Act") effective March 7, 1997 (subsequent to its commencement of investment operations). Information presented in these financial statements pertains to certain fixed income funds of the Trust, the financial statements for each of the remaining fixed income funds and the equity funds are presented in separate reports. The following Funds are included in this report:

Loomis Sayles Core Plus Fixed Income Fund (the "Core Plus Fixed Income Fund") Loomis Sayles Fixed Income Fund (the "Fixed Income Fund")
Loomis Sayles Institutional High Income Fund (the "Institutional High Income Fund")
Loomis Sayles Intermediate Duration Fixed Income Fund (the "Intermediate Duration Fixed Income Fund")
Loomis Sayles Investment Grade Fixed Income Fund (the "Investment Grade Fixed Income Fund")

On May 14, 2003, shareholders of Loomis Sayles Funds I and on June 10, 2003 shareholders of Loomis Sayles Funds II (together, Loomis Sayles Funds I and Loomis Sayles Funds II comprise the "Loomis Sayles Funds Trusts") approved new Trustees for the Loomis Sayles Funds Trusts in connection with the integration of the CDC Nvest Funds Trusts I, II, III, CDC Nvest Companies Trust I, CDC Nvest Cash Management Trust and CDC Nvest Tax Exempt Money Market Trust (the "CDC Nvest Funds Trusts") and Loomis Sayles Funds Trusts. This approval resulted in a combined Board of Trustees for the Loomis Sayles Funds Trusts and CDC Nvest Funds Trusts.

The Funds offer Institutional Class shares.

Most expenses of the Trust can be directly attributed to a Fund. Expenses which can not be directly attributed are apportioned based on the relative net assets of each of the Funds in the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. | The following is a summary of significant accounting policies consistently followed by each Fund in preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. | Debt securities for which market quotations are readily available are generally valued at market value, as reported by pricing services recommended by the pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Effective April 14, 2003, securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. If events occurring after the close of the principal market in which securities are traded (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at their fair value taking such events into account.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. | Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

C. FOREIGN CURRENCY TRANSLATION. | The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal periods, resulting from changes in exchange rates.

Certain Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Each Fund may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

D. FORWARD FOREIGN CURRENCY CONTRACTS | Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statements of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell (if any) is shown in the portfolio composition under the caption "Forward Currency Contracts Outstanding." These amounts represent the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At September 30, 2003, there were no open forward currency contracts.

E. FEDERAL AND FOREIGN INCOME TAXES | The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities, such taxes are accrued as applicable.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS | Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as litigation proceeds, foreign currency transactions, capital loss carryforwards, defaulted bond interest, excise tax regulations and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

G. REPURCHASE AGREEMENTS | Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

FOR THE YEAR ENDED SEPTEMBER 30, 2003


3. PURCHASES AND SALES OF SECURITIES | For the year ended September 30, 2003, purchases and sales of securities (excluding short-term investments) were as follows:

                                        U.S. GOVERNMENT/AGENCIES      OTHER SECURITIES
                                        -----------------------  ---------------------------
FUND
----                                     PURCHASES      SALES      PURCHASES       SALES
Core Plus Fixed Income Fund             $10,868,981  $22,419,061 $   2,908,131 $  17,283,834
Fixed Income Fund                        17,534,572   15,100,036   104,004,308   149,669,133
Institutional High Income Fund              522,020      517,480    43,996,974    35,317,984
Intermediate Duration Fixed Income Fund   6,357,105    5,749,601    16,684,767    19,998,747
Investment Grade Fixed Income Fund        6,055,110    3,240,930    36,547,544    56,096,492

4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

A. MANAGEMENT FEES | Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser to each of the Funds. Separate management agreements for each Fund in effect during the year ended September 30, 2003 provided for fees at the following annual percentage rate of each Fund's average daily net assets. Loomis Sayles has contractually agreed, until February 1, 2004, to reduce its advisory fees and/or bear other expenses, to the extent necessary to limit the total operating expenses of each Fund, to the following percentage rate of the Fund's average daily net assets:

                                                           MAXIMUM
FUND                                    MANAGEMENT FEES EXPENSE RATIO
----                                    --------------- -------------
Core Plus Fixed Income Fund                  0.35%          0.45%
Fixed Income Fund                            0.50%          0.65%
Institutional High Income Fund               0.60%          0.75%
Intermediate Duration Fixed Income Fund      0.30%          0.45%
Investment Grade Fixed Income Fund           0.40%          0.55%

For the year ended September 30, 2003, the management fees and waivers for each Fund were as follows:

                                                                         PERCENTAGE OF
                                                                         AVERAGE DAILY
                                          GROSS    WAIVER OF     NET      NET ASSETS
                                        MANAGEMENT MANAGEMENT MANAGEMENT -----------
FUND                                       FEE        FEE        FEE     GROSS    NET
----                                    ---------- ---------- ---------- -----   ----
Core Plus Fixed Income Fund             $   49,883   $ 49,883 $       --  0.35%    --%
Fixed Income Fund                        1,909,635     87,352  1,822,283  0.50   0.48
Institutional High Income Fund             427,233    113,990    313,243  0.60   0.44
Intermediate Duration Fixed Income Fund    113,851    111,005      2,846  0.30   0.01
Investment Grade Fixed Income Fund         544,476     93,548    450,928  0.40   0.33

For the year ended September 30, 2003, in addition to the waiver of management fees, the investment adviser reimbursed $72,014 of expenses to the Core Plus Fixed Income Fund.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles' general partner is indirectly owned by CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"), whose general partner is indirectly owned by CDC IXIS Asset Management SA ("CDC IXIS"). CDC IXIS is part of the Caisse des Depots et Consignations Group.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE | Effective July 1, 2003, Loomis Sayles assigned its administrative services agreement with the Trusts to CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly owned subsidiary of CDC IXIS North America. Pursuant to the agreement between each of the Loomis Sayles Funds Trusts and CIS, the Funds pay CIS a monthly administrative fee at the annual rate of 0.035% of each Fund's average daily net assets. Prior to July 1, 2003, each Fund paid Loomis Sayles a monthly administrative fee at an annual rate of 0.035% of the Fund's average daily net assets.

For the year ended September 30, 2003, fees paid to Loomis Sayles and CIS for accounting and administrative expense were as follows:

FUND                                     AMOUNT
----                                    --------
Core Plus Fixed Income Fund             $  5,470
Fixed Income Fund                        133,023
Institutional High Income Fund            24,878
Intermediate Duration Fixed Income Fund   13,252
Investment Grade Fixed Income Fund        47,378

Effective October 1, 2003, each Fund pays CIS its pro rata portion of the accounting and administrative fees allocated based on the combined assets of the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts for these services representing the higher amount based on the following calculations:

(1) PERCENTAGE OF AVERAGE DAILY NET ASSETS
    FIRST        NEXT         OVER
    $5 BILLION   $5 BILLION   $10 BILLION
       0.0675%      0.0625%       0.0500%

or

(2) Each Fund's pro rata portion, based on the combined assets of the Loomis Sayles Funds Trusts and the CDC Nvest Funds Trusts, of the annual aggregate minimum fee of $5 million.

C. TRANSFER AGENT FEES | Effective February 3, 2003, CIS serves as transfer and shareholder servicing agent for each Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Prior to February 3, 2003, BFDS served as transfer and shareholder servicing agent for the Funds.

Effective September 15, 2003 through December 31, 2003, the Funds pay service fees monthly representing the higher amount based on the following calculations:

(1) Annual aggregate fee determined by applying an annual fee rate of 0.01% to the eligible average daily net assets. Eligible assets are the average daily net assets of all Institutional* Funds as defined below offered within the Loomis Sayles Funds Trusts. However, the Funds are subject to a monthly class minimum fee of $1,000.

or

(2) An allocated portion, based on eligible assets, of an annual aggregate minimum fee of $29,315.

*Institutional Funds consist of the Core Plus Fixed Income Fund, Fixed Income Fund, Institutional High Income Fund, Intermediate Duration Fixed Income Fund, Investment Grade Fixed Income Fund, Loomis Sayles Benchmark Core Bond Fund, Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Small Company Growth Fund and Loomis Sayles U.S. Government Securities Fund.

For the period from February 3, 2003 to September 14, 2003, each Fund of the Trust paid to CIS the greater of: $12,000 or 0.01% of average daily net assets, subject to the minimum aggregate fee calculated as follows: If the aggregate fees for the Trust's Funds payable did not equal or exceed $8,334 in any single month, the Funds would pay the minimum aggregate fee of $8,334 ($100,000 annually). Any such amount required to achieve the minimum aggregate fee would be allocated to all of the Trust's Funds based on the percentage of net assets each Fund represents of the total assets.

For the period February 3, 2003 through September 30, 2003, amounts paid to CIS as compensation for its services as transfer agent were as follows:

FUND                                    AMOUNT
----                                    -------
Core Plus Fixed Income Fund             $ 8,226
Fixed Income Fund                        31,651
Institutional High Income Fund            9,947
Intermediate Duration Fixed Income Fund   8,759
Investment Grade Fixed Income Fund       11,110

FOR THE YEAR ENDED SEPTEMBER 30, 2003


D. DISTRIBUTION AGREEMENT. | Effective July 1, 2003, the Trust entered into a distribution agreement with CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), a wholly owned subsidiary of CDC IXIS North America. Pursuant to this agreement, CDC IXIS Distributors serves as principal underwriter of the various Funds of the Loomis Sayles Funds Trusts, except Loomis Sayles Managed Bond Fund and Loomis Sayles Investment Grade Bond Fund--Class J. Prior to July 1, 2003 Loomis Sayles Distributors, L.P. acted as distributor of the Funds. The Funds paid no fees under these arrangements during the year ended September 30, 2003.

E. TRUSTEES FEES AND EXPENSES. | The Loomis Sayles Funds Trusts pay no compensation to their officers or to their Trustees who are interested Trustees of Loomis Sayles, CDC IXIS Distributors, CDC IXIS North America, CIS or their affiliates. Each independent Trustee, who is also an independent Trustee of the CDC Nvest Funds Trusts, receives, in the aggregate, a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees that he or she attended. Each committee member receives an additional retainer fee at the annual rate of $7,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year. Each Trustee is compensated $4,500 for each meeting and $1,750 per Committee meeting that he or she attends in excess of four meetings per year. Trustees who are not a Trustee of the CDC Nvest Funds Trusts are compensated at the rate of $5,000 for each meeting of the Board of Trustees that he or she attends and receives an annual retainer of $20,000. Trustee fees are allocated to the various Funds in the Loomis Sayles Funds Trusts and CDC Nvest Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other CDC Nvest or Loomis Sayles Funds on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

Prior to May 7, 2003, the Trust paid each independent trustee a $20,000 annual retainer fee and a $5,000 fee per in person meeting. Prior to November 6, 2002, each independent Trustee was compensated by the Trust at the rate of $10,000 per year and was reimbursed for travel expenses in connection with attendance at meetings.

5. SHAREHOLDERS. | In addition, at September 30, 2003, the Loomis, Sayles & Company, L.P. Funded Pension Plan ("Pension Plan"), the Loomis, Sayles & Company, L.P. Employees' Profit Sharing Retirement Plan and Loomis, Sayles & Company, L.P. Employees' Money Purchase Plan ("Defined Contribution Plans") held shares of beneficial interest in the Funds as follows:

                                                          DEFINED
FUND                                    PENSION PLAN CONTRIBUTION PLANS
----                                    ------------ ------------------
Institutional High Income Fund            618,526         831,549
Intermediate Duration Fixed Income Fund   353,719          67,356

As of September 30, 2003, an individual affiliated with Institutional High Income Fund held approximately 7.4% of the Fund's total outstanding shares.

6. CAPITAL SHARES. | Each Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                                        CORE PLUS FIXED INCOME FUND
                                              YEAR ENDED SEPTEMBER 30, 2003 YEAR ENDED SEPTEMBER 30, 2002
                                              ----------------------------- -----------------------------
                                                SHARES         AMOUNT        SHARES          AMOUNT
                                                ------         ------        ------          ------
Issued from the sale of shares                   258,591    $  2,442,079     154,975      $ 1,532,026
Issued in connection with the reinvestment of
  distributions                                  100,556         943,040     318,158        3,084,132
Redeemed                                      (3,501,201)    (33,068,027)   (846,318)      (8,099,270)
                                              ----------    --------------  ------------  --------------
Net change                                    (3,142,054)   $(29,682,908)   (373,185)     $(3,483,112)
                                              ----------    --------------  ------------  --------------

                                                      FIXED INCOME FUND
                                    YEAR ENDED SEPTEMBER 30, 2003 YEAR ENDED SEPTEMBER 30, 2002
                                    ----------------------------- -----------------------------
                                      SHARES         AMOUNT          SHARES         AMOUNT
                                      ------         ------          ------         ------
Issued from the sale of shares          51,677    $    669,700      5,349,548   $  59,328,835
Issued in connection with the
  reinvestment of distributions      2,687,854      29,163,210      3,375,128      35,540,100
Redeemed                            (5,584,613)    (64,191,297)   (12,140,889)   (132,961,330)
                                    ----------    --------------  ------------  --------------
Net change                          (2,845,082)   $(34,358,387)    (3,416,213)  $ (38,092,395)
                                    ----------    --------------  ------------  --------------
                                               INSTITUTIONAL HIGH INCOME FUND
                                    YEAR ENDED SEPTEMBER 30, 2003 YEAR ENDED SEPTEMBER 30, 2002
                                    ----------------------------- -----------------------------
                                      SHARES         AMOUNT          SHARES         AMOUNT
                                      ------         ------          ------         ------
Issued from the sale of shares       3,390,595    $ 21,662,281        231,844   $   1,302,379
Issued in connection with the
  reinvestment of distributions        366,537       1,902,330      1,103,360       6,066,911
Issued from subscriptions-in-kind*          --              --      5,915,673      29,105,109
Redeemed                            (3,165,620)    (19,663,301)      (302,309)     (1,575,810)
                                    ----------    --------------  ------------  --------------
Net change                             591,512    $  3,901,310      6,948,568   $  34,898,589
                                    ----------    --------------  ------------  --------------
*Issuedin exchange for portfolio securities distributed in-kind by the Loomis Sayles
       High Income Fund to shareholders thereof and contributed to the Fund in-kind by such shareholders on September 20, 2002, including $20,174,253 contributed by affiliated persons.

                                           INTERMEDIATE DURATION FIXED INCOME FUND
                                    YEAR ENDED SEPTEMBER 30, 2003 YEAR ENDED SEPTEMBER 30, 2002
                                    ----------------------------- -----------------------------
                                      SHARES         AMOUNT          SHARES         AMOUNT
                                      ------         ------          ------         ------
Issued from the sale of shares         431,215    $  4,298,793        815,269   $   7,874,760
Issued in connection with the
  reinvestment of distributions        150,813       1,478,480        161,941       1,586,800
Issued from subscriptions-in-kind*          --              --        977,732       9,454,671
Redeemed                            (1,141,662)    (11,297,816)       (48,374)       (481,908)
                                    ----------    --------------  ------------  --------------
Net change                            (559,634)   $ (5,520,543)     1,906,568   $  18,434,323
                                    ----------    --------------  ------------  --------------
*Issuedin exchange for portfolio securities distributed in-kind by the Loomis Sayles
       Intermediate Maturity Bond Fund to shareholders thereof and contributed to the
       Fund in-kind by such shareholders on September 20, 2002, including $8,016,163 contributed by affiliated persons.

                                             INVESTMENT GRADE FIXED INCOME FUND
                                    YEAR ENDED SEPTEMBER 30, 2003 YEAR ENDED SEPTEMBER 30, 2002
                                    ----------------------------- -----------------------------
                                      SHARES         AMOUNT          SHARES         AMOUNT
                                      ------         ------          ------         ------
Issued from the sale of shares         366,484    $  4,309,417        478,569   $   5,398,229
Issued in connection with the
  reinvestment of distributions        661,621       8,042,325        735,321       8,313,531
Redeemed                            (2,162,360)    (25,794,738)    (2,727,260)    (30,976,599)
                                    ----------    --------------  ------------  --------------
Net change                          (1,134,255)   $(13,442,996)    (1,513,370)  $ (17,264,839)
                                    ----------    --------------  ------------  --------------

FOR THE YEAR ENDED SEPTEMBER 30, 2003


7. ADDITIONAL TAX INFORMATION. | The tax character of distributions paid to shareholders during the year ended September 30, 2003 were as follows:

                                                 CORE                        HIGH        INTERMEDIATE   INVESTMENT
                                              PLUS FIXED   FIXED INCOME  INSTITUTIONAL  DURATION FIXED  GRADE FIXED
                                              INCOME FUND      FUND       INCOME FUND    INCOME FUND    INCOME FUND
Distributions paid from:
Ordinary income                               $ 1,094,908  $ 29,163,220   $  2,101,149      $2,022,513  $ 8,646,109
Long-term capital gains                                --            --             --              --      430,997
                                              -----------  ------------  -------------  --------------  -----------
Total taxable distributions                   $ 1,094,908  $ 29,163,220   $  2,101,149      $2,022,513  $ 9,077,106
                                              -----------  ------------  -------------  --------------  -----------

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:
Undistributed net income                      $   161,175  $ 22,267,443   $  5,754,573      $  128,891  $ 2,168,802
Undistributed long-term capital gains                  --            --             --              --    4,322,681
                                              -----------  ------------  -------------  --------------  -----------
Total undistributed earnings                      161,175    22,267,443      5,754,573         128,891    6,491,483
Capital loss carryforward                      (2,354,133)  (30,313,297)   (18,421,576)       (518,909)          --
Deferred net capital losses (post October)        (14,358)     (270,680)       (66,711)             --           --
Unrealized Appreciation (Depreciation)             91,119    37,522,937     12,472,705       1,800,965   12,198,888
                                              -----------  ------------  -------------  --------------  -----------
Total accumulated earnings (losses)           $(2,116,197) $ 29,206,403   $   (261,009)     $1,410,947  $18,690,371
                                              -----------  ------------  -------------  --------------  -----------
Capital loss carryforward years of expiration        2011     2008-2011      2008-2011            2011          N/A
                                              -----------  ------------  -------------  --------------  -----------

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Loomis Sayles Funds I:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Loomis Sayles Core Plus Fixed Income Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund, and Loomis Sayles Investment Grade Fixed Income Fund, each a series of Loomis Sayles Funds I, (collectively, the "Funds") at September 30, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
November 21, 2003

2003 U.S. TAX DISTRIBUTION INFORMATION TO SHAREHOLDERS (UNAUDITED)

CORPORATE DIVIDENDS RECEIVED DEDUCTION | For the fiscal year ended September 30, 2003, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:

                                   QUALIFYING PERCENTAGE
                                   ---------------------
Fixed Income Fund                          2.73%
Institutional High Income Fund             2.41%
Investment Grade Fixed Income Fund         2.75%

CAPITAL GAINS DISTRIBUTIONS | Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the fiscal year ended September 30, 2003.

                                    AMOUNT
                                    ------
Investment Grade Fixed Income Fund $430,997

ADDITIONAL INFORMATION

SHAREHOLDER MEETING (UNAUDITED). | At the special meeting of shareholders held on May 14, 2003, shareholders of Loomis Sayles Funds I (formerly, Loomis Sayles Investment Trust) voted for the following proposal:

1. ELECTION OF TRUSTEES

                               FOR     WITHHELD*
------------------------------------------------
(01) Joseph Alaimo          28,024,125 4,471,942
(02) Graham T. Allison, Jr. 28,012,936 4,483,131
(03) Edward A. Benjamin     28,012,936 4,483,131
(04) Robert J. Blanding     28,024,125 4,471,942
(05) Daniel M. Cain         28,012,936 4,483,131
(06) Paul G. Chenault       28,024,125 4,471,942
(07) Kenneth J. Cowan       28,012,936 4,483,131
(08) Richard Darman         28,012,936 4,483,131
(09) John T. Hailer         28,012,936 4,483,131
(10) Sandra O. Moose        28,012,936 4,483,131
(11) John A. Shane          28,012,936 4,483,131
(12) Peter S. Voss          28,024,125 4,471,942
(13) Pendleton P. White     28,012,936 4,483,131

*Includes Broker Non-Votes (if any).

The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

                                POSITION(S)
                                 HELD WITH
                            FUNDS/1/, LENGTH OF                                       NUMBER OF PORTFOLIOS IN FUND
                              TIME SERVED AND         PRINCIPAL OCCUPATION(S)             COMPLEX OVERSEEN AND
NAME, AGE AND ADDRESS        TERM OF OFFICE/2/          DURING PAST 5 YEARS             OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
Joseph Alaimo+ (73)              Trustee;       Chairman, Wayne Hummer Trust        26;
399 Boylston Street                             Company and Wayne Hummer
Boston, MA 02116            4 years for Loomis  Investment Trust                    None
                               Sayles Funds
                                  Trusts

Graham T. Allison, Jr. (63)    Trustee (2);     Douglas Dillon Professor and        44;
399 Boylston Street                             Director for the Belfer Center of
Boston, MA 02116             19 years for CDC   Science and International Affairs,  Director, Taubman Centers, Inc.;
                                Nvest Funds     John F. Kennedy School of           Board Member, USEC Inc.
                            Trusts; Less than 1 Government, Harvard University
                              year for Loomis
                               Sayles Funds
                                  Trusts

Edward A. Benjamin (65)        Trustee (1);     Retired; formerly, Partner, Ropes & 44;
399 Boylston Street                             Gray (law firm) until 1999
Boston, MA 02116             Less than 1 year                                       Director, Coal, Energy
                                                                                    Investments & Management;
                                                                                    Director, Precision Optics
                                                                                    Corporation
                                                                                    (optics manufacturer)

Daniel M. Cain (58)              Trustee,       President and CEO, Cain Brothers &  44;
452 Fifth Avenue               Chairman (1);    Company, Incorporated (investment
New York, NY 10018                              banking)                            Trustee, Universal Health Realty
                              7 years for CDC                                       Income Trust;
                                Nvest Funds                                         Director, PASC; Director,
                            Trusts; Less than 1                                     Sheridan Healthcorp
                              year for Loomis
                               Sayles Funds
                                  Trusts

Paul G. Chenault (70)          Trustee (2);     Retired; formerly Trustee, First    44;
5852 Pebble Beach Way                           Variable Life
San Luis Obispo, CA 93401    Less than 1 year   (variable life insurance)           Director, Mailco Office
                               for CDC Nvest                                        Products, Inc.
                              Funds Trusts; 4
                             years for Loomis
                               Sayles Funds
                                  Trusts

Kenneth J. Cowan (71)             Trustee       Retired                             44;
399 Boylston Street            Chairman (2);
Boston, MA 02116                                                                    None
                             28 years for CDC
                                Nvest Funds
                            Trusts; Less than 1
                              year for Loomis
                               Sayles Funds
                                  Trusts

                               POSITION(S)
                                HELD WITH
                           FUNDS/1/, LENGTH OF                                          NUMBER OF PORTFOLIOS IN FUND
                             TIME SERVED AND           PRINCIPAL OCCUPATION(S)              COMPLEX OVERSEEN AND
NAME, AGE AND ADDRESS       TERM OF OFFICE/2/            DURING PAST 5 YEARS              OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------

Richard Darman (60)           Trustee (2);     Partner, The Carlyle Group              44;
399 Boylston Street          7 years for CDC   (investments); Chairman of the Board
Boston, MA 02116               Nvest Funds     of Directors of AES Corporation         Director and Chairman, AES
                           Trusts; Less than 1 (international power company);          Corporation
                             year for Loomis   formerly, Professor, John F. Kennedy
                              Sayles Funds     School of Government, Harvard
                                 Trusts        University

Sandra O. Moose (61)          Trustee (1);     Senior Vice President and Director,     44;
One Exchange Place                             The Boston Consulting Group, Inc.
Boston, MA 02109            21 years for CDC   (management                             Director, Verizon
                               Nvest Funds     consulting)                             Communications;
                           Trusts; Less than 1                                         Director, Rohm and Haas
                             year for Loomis                                           Company
                              Sayles Funds
                                 Trusts

John A. Shane (70)            Trustee (2);     President, Palmer Service Corporation   44;
200 Unicorn Park Drive                         (venture capital organization)
Woburn, MA 01801            21 years for CDC                                           Director, Gensym Corporation;
                               Nvest Funds                                             Director, Overland Storage,
                           Trusts; Less than 1                                         Inc.; Director, ABT Associates
                             year for Loomis                                           Inc.
                              Sayles Funds
                                 Trusts

Pendleton P. White (72)       Trustee (2);     Retired                                 44;
6 Breckenridge Lane         22 years for CDC
Savannah, GA 31411             Nvest Funds                                             None
                           Trusts; Less than 1
                             year for Loomis
                              Sayles Funds
                                 Trusts
INTERESTED TRUSTEES
Robert J. Blanding/3/ (56)    President and    President, Chairman, Director and       44;
555 California Street        Chief Executive   Chief Executive Officer, Loomis, Sayles
San Francisco, CA 94104      Officer, Loomis   & Company, L.P.                         None
                             Sayles Funds I;
                             Chief Executive
                                Officer,
                              Loomis Sayles
                            Funds II; Trustee

                            Less than 1 year

John T. Hailer/4 /(42)        President and    President and Chief Executive Officer,  44;
399 Boylston Street          Chief Executive   CDC IXIS Asset Management
Boston, MA 02116              Officer, CDC     Distributors, L.P.; formerly, Senior    None
                               Nvest Funds     Vice President, Fidelity Investments
                           Trusts; President,
                              Loomis Sayles
                                Funds II;
                             Executive Vice
                            President, Loomis
                             Sayles Funds I;
                                Trustee;
                             3 years for CDC
                               Nvest Funds
                           Trusts; Less than 1
                             year for Loomis
                              Sayles Funds
                                 Trusts

                              POSITION(S)
                               HELD WITH
                           FUND/1/, LENGTH OF                                            NUMBER OF PORTFOLIOS IN FUND
                            TIME SERVED AND            PRINCIPAL OCCUPATION(S)               COMPLEX OVERSEEN AND
NAME, AGE AND ADDRESS      TERM OF OFFICE/2/             DURING PAST 5 YEARS               OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------

Peter S. Voss/5/ (57)         Chairman of     Director, President and Chief Executive    44;
399 Boylston Street            the Board,     Officer, CDC IXIS Asset Management
Boston, MA 02116                Trustee;      North America, L.P.                        Trustee of Harris Associates
                                                                                         Investment Trust/6/
                              11 years for
                               CDC Nvest
                             Funds Trusts;
                            Less than 1 year
                               for Loomis
                              Sayles Funds
                                 Trusts

OFFICERS
Nicholas H. Palmerino (38)     Treasurer;     Senior Vice President, CDC IXIS Asset      Not Applicable;
399 Boylston Street                           Management Services, Inc.; Senior Vice
Boston, MA 02116             Not Applicable   President, CDC IXIS Asset Management       None
                                              Advisers, L.P.; formerly, Vice President,
                                              Loomis, Sayles & Company, L.P.

John E. Pelletier (39)         Secretary;     Senior Vice President, General Counsel,    Not Applicable;
399 Boylston Street                           Secretary and Clerk, CDC IXIS
Boston, MA 02116             Not Applicable   Distribution Corporation; Senior Vice      None
                                              President, General Counsel, Secretary and
                                              Clerk, CDC IXIS Asset Management
                                              Distributors, L.P.; Senior Vice President,
                                              General Counsel, Secretary and Clerk,
                                              CDC IXIS Asset Management Advisers,
                                              L.P.; Executive Vice President, General
                                              Counsel, Secretary, Clerk and Director,
                                              CDC IXIS Asset Management Services,
                                              Inc.

(1)Member of Audit Committee.
(2)Member of Contract Review and Governance Committee.

+Mr. Alaimo is a Trustee of Loomis Sayles Funds I and Loomis Sayles Funds II,
 but not of the CDC Nvest Funds Trusts.
1Except as noted, each Trustee and Officer holds the same positions with CDC
 Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Companies Trust I, AEW Real Estate Income Fund, CDC Nvest Cash Management Trust and CDC Nvest Tax Exempt Money Market Trust (the "CDC Nvest Funds Trusts") and Loomis Sayles Funds I and Loomis Sayles Funds II (the "Loomis Sayles Funds Trusts" and together with the CDC Nvest Funds Trusts, the "Trusts").
2All Trustees serve until retirement, resignation or removal from the Board.
 The current retirement age is 72. Messrs. Alaimo and White are expected to retire by December 31, 2003.
3Mr. Blanding is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P. ("Loomis Sayles").
4Mr. Hailer is an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation; President and Chief Executive Officer of CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors").
5Mr. Voss is an "interested person" of the Trusts because he holds the following positions with entities that may be considered to be affiliated persons of the Trusts: Director of CDC IXIS Asset Management Services, Inc.; Director of CDC IXIS Asset Management Distribution Corporation; Director and Chairman of CDC IXIS Asset Management Associates, Inc.; Director of AEW Capital Management, Inc; Director of Harris Associates, Inc; Director of Loomis, Sayles & Company, Inc.; Member of Reich & Tang Asset Management, LLC; Director of Westpeak Global Advisors, Inc.; Director of Vaughan, Nelson, Scarborough & McCullough, Inc.; Director, Hansberger Group, Inc.; Member, Board of Managers, Harris Alternatives L.L.C.; and Director and Member of Executive Board of CDC IXIS Asset Management.
6As of January 20, 2003, Harris Associates Investment Trust has seven series that were overseen by its Board of Trustees.

Item 2.  Code of Ethics.

The Trust has adopted a code of Ethics that applies to the Trust's principal executive officer, principal financial officer and persons performing similar functions.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the Trust have established an audit committee and determined that all committee members qualify as financial experts. The committee members are Ms. Sandra O. Moose, Messrs. Edward A. Benjamin and Daniel
M. Cain. Each of these individuals is also Independent Trustee of the Trust.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9.  Controls and Procedures

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10. Exhibits.

(a) Code of Ethics.

(b) Certifications of Principal Executive Officer and Principal Financial
Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                          Loomis Sayles Funds I

                                          By: /s/  ROBERT J. BLANDING
                                              ----------------------------------
                                          Name:  Robert J. Blanding
                                          Title: President & Chief Executive
                                                   Officer
                                          Date:  November 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                          By: /s/  ROBERT J. BLANDING
                                              ----------------------------------
                                          Name:  Robert J. Blanding
                                          Title: President & Chief Executive
                                                   Officer
                                          Date:  November 21, 2003

                                          By: /s/  NICHOLAS H. PALMERINO
                                              ----------------------------------
                                          Name:  Nicholas H. Palmerino
                                          Title: Treasurer
                                          Date:  November 21, 2003

                                  EXHIBIT INDEX

(a)      Code of Ethics

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940

(b)(2) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.